PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)

Voya U.S. Bond Index Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS : 41.9%
United States Treasury Bonds : 9.1%
3,800,000
1.625
%,
11/15/2050 $ 1,983,422
0.4
20,000,000
3.000
%,
08/15/2052 14,222,266
2.8
857,600
3.875
%,
08/15/2040 786,412
0.1
10,000,000
4.250
%,
11/15/2040 9,538,672
1.9
14,109,900
(1)
4.625
%,
02/15/2046 13,603,928
2.7
6,246,800
4.625
%,
11/15/2055 5,969,598
1.2
200,000
4.750
%,
05/15/2055 194,805
0.0
46,299,103
9.1
United States Treasury Notes : 32.8%
4,000,000
3.500
%,
10/31/2027 3,979,219
0.8
37,945,200
3.500
%,
03/15/2029 37,611,697
7.3
21,000,000
3.750
%,
04/15/2026 20,999,885
4.1
23,186,400
3.875
%,
03/31/2028 23,221,723
4.5
19,854,400
3.875
%,
03/31/2031 19,791,580
3.9
8,000,000
4.000
%,
01/15/2027 8,016,400
1.6
22,645,200
4.125
%,
02/15/2036 22,293,138
4.4
31,605,900
4.250
%,
03/31/2033 31,825,660
6.2
167,739,302
32.8
Total U.S. Treasury
Obligations
(Cost $215,465,202)
214,038,405
41.9
U.S. GOVERNMENT AGENCY OBLIGATIONS : 25.3%
Federal Farm Credit Banks Funding Corporation :
0.2%
1,324,000
2.310
%,
07/14/2036 1,074,052
0.2
Federal Home Loan Bank : 0.3%
1,550,000
1.100
%,
08/20/2026 1,534,101
0.3
Federal Home Loan Mortgage Association : 0.1%
(2)
236,000
6.625
%,
11/15/2030 262,424
0.0
282,000
7.125
%,
01/15/2030 313,707
0.1
576,131
0.1
Federal Home Loan Mortgage Corporation : 2.7%
(2)
1,196,427
3.000
%,
04/01/2045 1,092,541
0.2
1,230,037
3.000
%,
04/01/2045 1,123,231
0.2
77,584
3.500
%,
01/01/2042 73,518
0.0
284,621
3.500
%,
01/01/2042 270,410
0.1
1,088,091
3.500
%,
08/01/2042 1,025,086
0.2
863,660
3.500
%,
12/01/2047 806,743
0.2
26,613
4.000
%,
08/01/2040 25,772
0.0
245,093
4.000
%,
04/01/2041 237,197
0.1
350,581
4.000
%,
05/01/2041 339,099
0.1
17,660
4.000
%,
08/01/2041 17,083
0.0
25,736
4.000
%,
12/01/2042 24,893
0.0
153,865
4.000
%,
07/01/2045 148,393
0.0
106,436
4.000
%,
09/01/2045 102,519
0.0
145,317
4.000
%,
09/01/2045 139,939
0.0
149,335
4.000
%,
09/01/2045 143,346
0.0
377,294
4.000
%,
05/01/2046 363,019
0.1
96,602
4.000
%,
11/01/2047 92,473
0.0
136,188
4.000
%,
03/01/2048 130,867
0.0
17,567
4.500
%,
03/01/2039 17,416
0.0
49,974
4.500
%,
08/01/2039 49,546
0.0
56,705
4.500
%,
09/01/2039 56,220
0.0
109,337
4.500
%,
09/01/2039 108,402
0.0
129,716
4.500
%,
09/01/2039 128,607
0.0
96,019
4.500
%,
10/01/2039 94,966
0.0
162,162
4.500
%,
12/01/2039 160,774
0.1
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
50,412
4.500
%,
03/01/2040 $ 49,980
0.0
139,969
4.500
%,
04/01/2040 138,771
0.0
25,084
4.500
%,
06/01/2040 24,869
0.0
105,225
4.500
%,
07/01/2040 104,325
0.0
170,360
4.500
%,
07/01/2040 168,901
0.1
44,089
4.500
%,
08/01/2040 43,711
0.0
111,334
4.500
%,
08/01/2040 110,382
0.0
49,976
4.500
%,
03/01/2041 49,548
0.0
127,819
4.500
%,
03/01/2041 126,672
0.0
64,820
4.500
%,
04/01/2041 64,265
0.0
209,977
4.500
%,
06/01/2041 208,180
0.1
138,479
4.500
%,
07/01/2041 137,294
0.0
21,983
4.500
%,
08/01/2041 21,536
0.0
287,181
4.500
%,
08/01/2041 282,223
0.1
276,960
4.500
%,
07/01/2048 272,437
0.1
7,897
5.000
%,
03/01/2034 7,926
0.0
27,006
5.000
%,
12/01/2034 27,370
0.0
25,868
5.000
%,
08/01/2035 26,217
0.0
98,727
5.000
%,
08/01/2035 99,709
0.0
26,272
5.000
%,
10/01/2035 26,577
0.0
32,243
5.000
%,
10/01/2035 32,591
0.0
43,139
5.000
%,
10/01/2035 43,568
0.0
78,372
5.000
%,
12/01/2035 79,265
0.0
13,597
5.000
%,
04/01/2036 13,766
0.0
35,245
5.000
%,
11/01/2036 35,631
0.0
28,512
5.000
%,
02/01/2037 28,866
0.0
19,979
5.000
%,
05/01/2037 20,227
0.0
285,246
5.000
%,
10/01/2037 288,184
0.1
53,805
5.000
%,
03/01/2038 54,417
0.0
164,600
5.000
%,
03/01/2038 166,646
0.1
178,012
5.000
%,
03/01/2038 180,223
0.1
39,055
5.000
%,
04/01/2038 39,541
0.0
5,734
5.000
%,
10/01/2038 5,805
0.0
21,370
5.000
%,
06/01/2040 21,636
0.0
53,223
5.000
%,
08/01/2040 53,886
0.0
124,188
5.000
%,
04/01/2041 125,734
0.0
31,880
5.490
%,
02/01/2037 32,745
0.0
22,740
5.500
%,
09/01/2034 23,303
0.0
35,621
5.500
%,
01/01/2035 35,906
0.0
14,236
5.500
%,
09/01/2035 14,716
0.0
295,458
5.500
%,
09/01/2035 305,423
0.1
202,464
5.500
%,
10/01/2035 208,476
0.1
30,799
5.500
%,
03/01/2036 31,839
0.0
87,269
5.500
%,
03/01/2036 90,213
0.0
18,922
5.500
%,
05/01/2036 19,561
0.0
75,972
5.500
%,
06/01/2036 78,428
0.0
1,291
5.500
%,
07/01/2036 1,312
0.0
5,013
5.500
%,
07/01/2036 5,182
0.0
28,345
5.500
%,
07/01/2036 29,225
0.0
5,063
5.500
%,
10/01/2036 5,234
0.0
32,252
5.500
%,
11/01/2036 33,341
0.0
17,867
5.500
%,
12/01/2036 18,470
0.0
24,930
5.500
%,
12/01/2036 25,772
0.0
4,348
5.500
%,
02/01/2037 4,468
0.0
24,916
5.500
%,
02/01/2037 25,757
0.0
8,177
5.500
%,
05/01/2037 8,453
0.0
1,030
5.500
%,
06/01/2037 1,064
0.0
13,787
5.500
%,
12/01/2037 14,215
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
6,672
5.500
%,
03/01/2038 $ 6,868
0.0
2,156
5.500
%,
06/01/2038 2,220
0.0
4,191
5.500
%,
06/01/2038 4,315
0.0
3,831
5.500
%,
08/01/2038 3,882
0.0
361
5.500
%,
10/01/2038 369
0.0
257,783
5.500
%,
11/01/2038 265,849
0.1
4,262
5.500
%,
12/01/2038 4,387
0.0
5,642
5.500
%,
12/01/2038 5,809
0.0
6,054
5.500
%,
12/01/2038 6,243
0.0
7,088
5.500
%,
01/01/2039 7,319
0.0
39,636
5.500
%,
01/01/2039 40,890
0.0
26,931
5.500
%,
01/01/2040 27,754
0.0
28,890
5.500
%,
01/01/2040 29,506
0.0
25,684
5.500
%,
03/01/2040 26,442
0.0
86,096
5.500
%,
01/01/2041 87,928
0.0
33,752
5.750
%,
05/01/2037 33,925
0.0
31,574
5.800
%,
08/01/2037 32,670
0.0
29,064
5.800
%,
09/01/2037 30,081
0.0
57,786
5.800
%,
09/01/2037 59,756
0.0
474
6.000
%,
04/01/2028 484
0.0
7,368
6.000
%,
07/01/2028 7,521
0.0
73
6.000
%,
04/01/2036 75
0.0
1,135
6.000
%,
04/01/2036 1,176
0.0
3,491
6.000
%,
04/01/2036 3,668
0.0
11,130
6.000
%,
06/01/2036 11,703
0.0
3,422
6.000
%,
07/01/2036 3,596
0.0
543
6.000
%,
08/01/2036 554
0.0
3,493
6.000
%,
08/01/2036 3,669
0.0
20,149
6.000
%,
08/01/2036 20,724
0.0
22,571
6.000
%,
01/01/2037 23,717
0.0
16,303
6.000
%,
02/01/2037 17,132
0.0
941
6.000
%,
04/01/2037 989
0.0
700
6.000
%,
06/01/2037 733
0.0
3,130
6.000
%,
06/01/2037 3,256
0.0
76
6.000
%,
07/01/2037 80
0.0
2,791
6.000
%,
07/01/2037 2,933
0.0
628
6.000
%,
08/01/2037 660
0.0
1,192
6.000
%,
08/01/2037 1,253
0.0
2,481
6.000
%,
08/01/2037 2,607
0.0
4,506
6.000
%,
08/01/2037 4,688
0.0
99,201
6.000
%,
08/01/2037 103,689
0.0
511
6.000
%,
09/01/2037 532
0.0
1,436
6.000
%,
09/01/2037 1,466
0.0
2,210
6.000
%,
09/01/2037 2,322
0.0
3,998
6.000
%,
10/01/2037 4,201
0.0
4,541
6.000
%,
10/01/2037 4,772
0.0
938
6.000
%,
11/01/2037 962
0.0
1,227
6.000
%,
11/01/2037 1,289
0.0
15,880
6.000
%,
11/01/2037 16,687
0.0
33,452
6.000
%,
12/01/2037 34,697
0.0
1,018
6.000
%,
01/01/2038 1,065
0.0
2,629
6.000
%,
01/01/2038 2,717
0.0
6,898
6.000
%,
01/01/2038 7,248
0.0
5,684
6.000
%,
05/01/2038 5,873
0.0
567
6.000
%,
06/01/2038 596
0.0
3,490
6.000
%,
07/01/2038 3,606
0.0
15,054
6.000
%,
07/01/2038 15,818
0.0
331
6.000
%,
09/01/2038 348
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
3,360
6.000
%,
09/01/2038 $ 3,531
0.0
118,449
6.000
%,
09/01/2038 121,692
0.0
4,962
6.000
%,
11/01/2038 5,154
0.0
72,821
6.000
%,
01/01/2039 76,309
0.0
45,216
6.000
%,
04/01/2039 47,183
0.0
27,945
6.000
%,
08/01/2039 29,041
0.0
17,434
6.000
%,
10/01/2039 18,409
0.0
8,648
6.000
%,
11/01/2039 9,087
0.0
23,580
6.000
%,
11/01/2039 24,149
0.0
740
6.000
%,
12/01/2039 776
0.0
24,985
6.000
%,
05/01/2040 26,252
0.0
194,602
(3)
6.025
%, (RFUCCT1Y +
1.900%),
02/01/2042 201,258
0.1
45,358
6.150
%,
12/01/2037 47,071
0.0
13,184
6.150
%,
01/01/2038 13,478
0.0
65,105
6.150
%,
02/01/2038 67,624
0.0
247,000
(1)
6.250
%,
07/15/2032 275,774
0.1
4,100
6.500
%,
06/01/2036 4,320
0.0
942
6.500
%,
08/01/2036 976
0.0
381
6.500
%,
10/01/2036 397
0.0
12,620
6.500
%,
10/01/2036 13,300
0.0
4,308
6.500
%,
07/01/2037 4,563
0.0
3,233
6.500
%,
09/01/2037 3,402
0.0
1,395
6.500
%,
10/01/2037 1,463
0.0
2,301
6.500
%,
11/01/2037 2,433
0.0
1,623
6.500
%,
04/01/2038 1,720
0.0
5,356
6.500
%,
04/01/2038 5,739
0.0
212
6.500
%,
05/01/2038 222
0.0
394
6.500
%,
08/01/2038 414
0.0
94
6.500
%,
10/01/2038 98
0.0
3,046
6.500
%,
11/01/2038 3,220
0.0
3,536
6.500
%,
12/01/2038 3,718
0.0
5,692
6.500
%,
12/01/2038 5,961
0.0
45,237
6.500
%,
12/01/2038 47,421
0.0
174,577
6.500
%,
12/01/2038 182,742
0.1
1,863
6.500
%,
01/01/2039 1,982
0.0
407,000
6.750
%,
09/15/2029 445,181
0.1
13,657,421
2.7
Federal National Mortgage Association : 0.7%
(2)
516,334
2.170
%,
05/01/2030 478,395
0.1
565,508
2.170
%,
05/01/2030 524,735
0.1
746,120
2.560
%,
09/01/2029 711,277
0.1
441,665
3.000
%,
09/01/2046 390,722
0.1
523,322
3.720
%,
10/01/2029 518,938
0.1
737,176
4.630
%,
11/01/2029 746,509
0.2
29,246
5.700
%,
07/01/2036 29,192
0.0
3,399,768
0.7
Government National Mortgage Association : 6.0%
1,174,427
2.000
%,
02/20/2051 971,573
0.2
2,308,618
2.000
%,
12/20/2051 1,909,860
0.4
1,336,324
2.500
%,
03/20/2051 1,151,207
0.2
2,966,061
2.500
%,
10/20/2051 2,555,321
0.5
1,987,260
2.500
%,
11/20/2051 1,712,061
0.3
1,407,558
3.000
%,
10/20/2051 1,237,831
0.2
1,435,032
3.000
%,
03/20/2052 1,273,942
0.3
757,438
3.000
%,
06/20/2052 677,180
0.1
1,335,018
3.500
%,
09/20/2047 1,234,243
0.2
461,196
4.000
%,
03/20/2046 440,283
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
291,147
4.500
%,
02/20/2041 $ 288,805
0.1
87,477
4.500
%,
03/20/2041 86,774
0.0
267,059
4.500
%,
06/20/2041 263,381
0.1
4,123
5.000
%,
10/15/2037 4,211
0.0
800
5.000
%,
04/15/2038 814
0.0
19,328
5.000
%,
03/15/2039 19,742
0.0
26,881
5.000
%,
08/15/2039 27,770
0.0
218,548
5.000
%,
09/15/2039 223,231
0.0
274,806
5.000
%,
09/15/2039 280,691
0.1
228,199
5.000
%,
02/15/2040 233,090
0.1
117,235
5.000
%,
04/15/2040 118,968
0.0
422,423
5.000
%,
06/15/2040 429,684
0.1
9,061
5.000
%,
07/15/2040 9,218
0.0
118,951
5.000
%,
04/15/2042 120,256
0.0
192,917
5.000
%,
04/20/2042 196,692
0.0
52,970
5.000
%,
06/20/2048 52,537
0.0
10,144
5.500
%,
07/20/2038 10,432
0.0
133,327
5.500
%,
09/20/2039 137,663
0.0
10,254
5.500
%,
10/20/2039 10,587
0.0
6,132
5.500
%,
11/20/2039 6,331
0.0
226,861
5.500
%,
11/20/2039 234,237
0.1
3,335
5.500
%,
12/20/2040 3,427
0.0
11,437
5.500
%,
01/20/2041 11,808
0.0
69,334
5.500
%,
03/20/2041 71,587
0.0
105,936
5.500
%,
04/20/2041 109,380
0.0
166,759
5.500
%,
05/20/2041 172,179
0.0
152,616
5.500
%,
06/20/2041 157,579
0.0
2,237,480
5.500
%,
04/20/2053 2,272,242
0.5
2,385,539
5.500
%,
05/20/2053 2,421,880
0.5
5,009
6.000
%,
10/15/2036 5,283
0.0
10,862
6.000
%,
08/15/2037 11,282
0.0
12,665
6.000
%,
11/15/2037 13,278
0.0
3,178
6.000
%,
12/15/2037 3,282
0.0
1,547
6.000
%,
01/15/2038 1,601
0.0
14,709
6.000
%,
01/15/2038 15,512
0.0
171
6.000
%,
02/15/2038 178
0.0
9,197
6.000
%,
02/15/2038 9,699
0.0
34,031
6.000
%,
02/15/2038 35,263
0.0
48,307
6.000
%,
05/15/2038 50,862
0.0
63,743
6.000
%,
05/15/2038 66,421
0.0
6,712
6.000
%,
07/15/2038 7,000
0.0
23,414
6.000
%,
09/15/2038 24,613
0.0
248,751
6.000
%,
08/20/2040 261,127
0.1
2,049,480
6.000
%,
08/20/2053 2,098,112
0.4
1,861,989
6.000
%,
07/20/2054 1,897,851
0.4
2,551,514
6.000
%,
06/20/2055 2,597,356
0.5
765,605
6.000
%,
09/20/2055 779,181
0.2
664,853
6.500
%,
08/20/2054 691,898
0.1
850,987
7.000
%,
08/20/2055 880,926
0.2
30,589,422
6.0
Tennessee Valley Authority : 0.0%
100,000
5.250
%,
02/01/2055 98,668
0.0
5,000
6.150
%,
01/15/2038 5,769
0.0
104,437
0.0
Uniform Mortgage-Backed Securities : 15.3%
2,587,972
1.500
%,
11/01/2050 2,006,101
0.4
2,643,428
2.000
%,
06/01/2036 2,435,479
0.5
3,074,408
2.000
%,
05/01/2041 2,695,196
0.5
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
412,615
2.000
%,
05/01/2051 $ 334,599
0.1
3,218,016
2.000
%,
05/01/2051 2,654,145
0.5
4,285,072
2.000
%,
01/01/2052 3,528,863
0.7
1,189,417
2.000
%,
02/01/2052 975,347
0.2
2,440,533
2.000
%,
02/01/2052 2,006,788
0.4
2,572,505
2.000
%,
02/01/2052 2,107,256
0.4
2,759,349
2.000
%,
02/01/2052 2,261,195
0.5
1,369,623
2.000
%,
03/01/2052 1,125,341
0.2
1,797,205
2.000
%,
03/01/2052 1,467,494
0.3
2,285,005
2.000
%,
04/01/2052 1,880,361
0.4
198,807
2.500
%,
09/01/2027 196,326
0.0
474,053
2.500
%,
06/01/2030 460,702
0.1
619,535
2.500
%,
06/01/2030 601,727
0.1
259,559
2.500
%,
07/01/2030 252,098
0.1
187,774
2.500
%,
11/01/2050 160,179
0.0
1,653,204
2.500
%,
05/01/2051 1,419,546
0.3
817,032
2.500
%,
09/01/2051 702,725
0.1
889,728
2.500
%,
02/01/2052 763,968
0.2
1,232,105
2.500
%,
02/01/2052 1,055,845
0.2
1,501,697
2.500
%,
02/01/2052 1,289,288
0.3
1,763,052
2.500
%,
02/01/2052 1,509,001
0.3
1,246,067
2.500
%,
03/01/2052 1,064,936
0.2
1,641,662
2.500
%,
03/01/2052 1,403,974
0.3
3,119,867
2.500
%,
04/01/2052 2,661,293
0.5
6,677
3.000
%,
06/01/2026 6,657
0.0
700,564
3.000
%,
08/01/2030 687,993
0.1
272,320
3.000
%,
09/01/2030 266,755
0.1
1,708,669
3.000
%,
06/01/2037 1,633,450
0.3
901,373
3.000
%,
09/01/2043 825,775
0.2
1,168,629
3.000
%,
07/01/2046 1,062,191
0.2
420,391
3.000
%,
08/01/2046 380,658
0.1
1,706,502
3.000
%,
10/01/2051 1,502,230
0.3
1,758,188
3.000
%,
01/01/2052 1,560,099
0.3
125,239
3.500
%,
05/01/2029 124,079
0.0
316,508
3.500
%,
03/01/2041 300,534
0.1
350,132
3.500
%,
12/01/2041 331,808
0.1
350,149
3.500
%,
01/01/2042 331,497
0.1
859,389
3.500
%,
10/01/2042 810,321
0.2
988,965
3.500
%,
01/01/2046 930,169
0.2
761,142
3.500
%,
02/01/2046 715,891
0.1
786,530
3.500
%,
02/01/2052 730,652
0.2
1,093,170
3.500
%,
07/01/2052 1,004,032
0.2
58,405
4.000
%,
10/01/2040 56,441
0.0
204,117
4.000
%,
10/01/2040 197,252
0.0
299,018
4.000
%,
12/01/2040 289,025
0.1
346,404
4.000
%,
12/01/2040 334,754
0.1
369,823
4.000
%,
02/01/2041 357,387
0.1
97,457
4.000
%,
03/01/2041 94,199
0.0
110,142
4.000
%,
04/01/2041 106,438
0.0
85,160
4.000
%,
09/01/2041 82,295
0.0
245,354
4.000
%,
11/01/2041 237,036
0.1
88,062
4.000
%,
12/01/2041 85,100
0.0
290,000
4.000
%,
01/01/2042 280,199
0.1
131,753
4.000
%,
07/01/2042 127,314
0.0
386,356
4.000
%,
12/01/2042 373,235
0.1
294,935
4.000
%,
02/01/2044 284,328
0.1
373,476
4.000
%,
02/01/2044 360,439
0.1
67,352
4.000
%,
03/01/2044 64,907
0.0
286,710
4.000
%,
05/01/2045 276,140
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
240,455
4.000
%,
07/01/2045 $ 231,802
0.1
248,889
4.000
%,
07/01/2045 239,539
0.1
978,249
4.000
%,
02/01/2048 937,728
0.2
36,252
4.000
%,
03/01/2048 34,715
0.0
224,822
4.000
%,
03/01/2048 215,443
0.1
515
4.500
%,
07/01/2026 513
0.0
1,760
4.500
%,
06/01/2034 1,744
0.0
4,529
4.500
%,
05/01/2035 4,494
0.0
656
4.500
%,
03/01/2038 650
0.0
143
4.500
%,
05/01/2038 142
0.0
3,126
4.500
%,
06/01/2038 3,095
0.0
6,728
4.500
%,
07/01/2038 6,629
0.0
10,750
4.500
%,
09/01/2038 10,558
0.0
88,012
4.500
%,
03/01/2039 87,150
0.0
5,141
4.500
%,
04/01/2039 5,091
0.0
6,990
4.500
%,
04/01/2039 6,922
0.0
144,334
4.500
%,
07/01/2039 142,921
0.0
340,221
4.500
%,
09/01/2039 336,890
0.1
318,791
4.500
%,
10/01/2039 315,670
0.1
73,096
4.500
%,
12/01/2039 72,380
0.0
87,244
4.500
%,
12/01/2039 86,390
0.0
104,795
4.500
%,
12/01/2039 103,769
0.0
69,751
4.500
%,
03/01/2040 69,068
0.0
71,099
4.500
%,
10/01/2040 70,358
0.0
73,414
4.500
%,
10/01/2040 72,695
0.0
73,471
4.500
%,
10/01/2040 72,751
0.0
102,599
4.500
%,
03/01/2041 101,101
0.0
60,682
4.500
%,
06/01/2041 60,088
0.0
68,269
4.500
%,
06/01/2041 67,600
0.0
28,374
4.500
%,
07/01/2041 28,096
0.0
56,180
4.500
%,
07/01/2041 55,224
0.0
41,757
4.500
%,
08/01/2041 41,318
0.0
349,797
4.500
%,
08/01/2041 346,371
0.1
1,190,994
4.500
%,
12/01/2055 1,150,323
0.2
22
5.000
%,
03/01/2027 22
0.0
670,654
5.000
%,
04/01/2039 676,586
0.1
1,125,920
5.000
%,
05/01/2042 1,138,445
0.2
1,583,134
5.000
%,
09/01/2052 1,570,143
0.3
2,428,517
5.000
%,
06/01/2055 2,397,806
0.5
1,973,916
5.000
%,
01/01/2056 1,948,136
0.4
140
5.500
%,
07/01/2027 141
0.0
40
5.500
%,
08/01/2027 40
0.0
20,328
5.500
%,
03/01/2034 20,611
0.0
31,879
5.500
%,
04/01/2034 32,061
0.0
11,731
5.500
%,
11/01/2034 11,983
0.0
11,896
5.500
%,
12/01/2034 12,065
0.0
144,980
5.500
%,
02/01/2035 148,260
0.0
23,710
5.500
%,
05/01/2035 24,479
0.0
21,532
5.500
%,
09/01/2035 22,232
0.0
55,511
5.500
%,
09/01/2035 55,821
0.0
18,401
5.500
%,
04/01/2036 18,999
0.0
27,702
5.500
%,
04/01/2036 28,602
0.0
5,551
5.500
%,
05/01/2036 5,732
0.0
10,576
5.500
%,
06/01/2036 10,892
0.0
70,739
5.500
%,
07/01/2036 72,329
0.0
43,260
5.500
%,
11/01/2036 44,666
0.0
62,153
5.500
%,
12/01/2036 64,173
0.0
122,876
5.500
%,
12/01/2036 126,871
0.0
20,110
5.500
%,
01/01/2037 20,763
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
17,598
5.500
%,
03/01/2037 $ 18,170
0.0
89,060
5.500
%,
03/01/2037 91,956
0.0
194,591
5.500
%,
03/01/2037 200,919
0.0
73,952
5.500
%,
08/01/2037 76,353
0.0
211
5.500
%,
01/01/2038 217
0.0
244
5.500
%,
01/01/2038 251
0.0
1,211
5.500
%,
01/01/2038 1,248
0.0
3,127
5.500
%,
03/01/2038 3,221
0.0
3,309
5.500
%,
05/01/2038 3,397
0.0
11,652
5.500
%,
06/01/2038 12,027
0.0
302,040
5.500
%,
09/01/2038 311,863
0.1
98,492
5.500
%,
12/01/2038 101,276
0.0
20,381
5.500
%,
06/01/2039 20,986
0.0
31,297
5.500
%,
05/01/2040 31,925
0.0
193,831
5.500
%,
06/01/2040 197,716
0.0
496,230
5.500
%,
04/01/2054 500,092
0.1
1,156,570
5.500
%,
07/01/2055 1,163,031
0.2
2,534,794
5.500
%,
01/01/2056 2,548,763
0.5
1,713
6.000
%,
01/01/2034 1,747
0.0
16,745
6.000
%,
12/01/2034 17,324
0.0
4,649
6.000
%,
05/01/2035 4,792
0.0
11,474
6.000
%,
01/01/2036 11,808
0.0
23,292
6.000
%,
01/01/2036 24,009
0.0
4,173
6.000
%,
02/01/2036 4,364
0.0
8,662
6.000
%,
03/01/2036 9,042
0.0
11,578
6.000
%,
03/01/2036 12,270
0.0
4,109
6.000
%,
04/01/2036 4,312
0.0
28,892
6.000
%,
05/01/2036 30,233
0.0
88
6.000
%,
06/01/2036 92
0.0
1,229
6.000
%,
08/01/2036 1,273
0.0
7,098
6.000
%,
08/01/2036 7,450
0.0
4,629
6.000
%,
09/01/2036 4,787
0.0
12,715
6.000
%,
09/01/2036 13,344
0.0
27,955
6.000
%,
09/01/2036 29,180
0.0
5,552
6.000
%,
10/01/2036 5,795
0.0
47,556
6.000
%,
12/01/2036 49,021
0.0
202,251
6.000
%,
12/01/2036 212,251
0.0
5,561
6.000
%,
01/01/2037 5,732
0.0
4,066
6.000
%,
02/01/2037 4,174
0.0
3,891
6.000
%,
04/01/2037 4,029
0.0
27,309
6.000
%,
07/01/2037 28,661
0.0
30
6.000
%,
08/01/2037 30
0.0
1,083
6.000
%,
08/01/2037 1,133
0.0
6,340
6.000
%,
08/01/2037 6,654
0.0
149
6.000
%,
09/01/2037 156
0.0
425
6.000
%,
09/01/2037 440
0.0
769
6.000
%,
09/01/2037 798
0.0
3,303
6.000
%,
09/01/2037 3,457
0.0
4,929
6.000
%,
09/01/2037 5,027
0.0
108
6.000
%,
10/01/2037 113
0.0
632
6.000
%,
10/01/2037 659
0.0
828
6.000
%,
10/01/2037 865
0.0
1,502
6.000
%,
10/01/2037 1,532
0.0
719
6.000
%,
11/01/2037 733
0.0
2,421
6.000
%,
11/01/2037 2,468
0.0
4,104
6.000
%,
11/01/2037 4,230
0.0
6,531
6.000
%,
11/01/2037 6,835
0.0
16,885
6.000
%,
11/01/2037 17,721
0.0
1,769
6.000
%,
12/01/2037 1,841
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
7,948
6.000
%,
12/01/2037 $ 8,337
0.0
11,029
6.000
%,
12/01/2037 11,407
0.0
19,691
6.000
%,
12/01/2037 20,666
0.0
3,609
6.000
%,
01/01/2038 3,697
0.0
604
6.000
%,
02/01/2038 622
0.0
30,707
6.000
%,
02/01/2038 32,007
0.0
1,496
6.000
%,
03/01/2038 1,533
0.0
49,230
6.000
%,
03/01/2038 50,517
0.0
5,519
6.000
%,
04/01/2038 5,761
0.0
96,243
6.000
%,
04/01/2038 99,536
0.0
6,212
6.000
%,
05/01/2038 6,408
0.0
8,393
6.000
%,
05/01/2038 8,782
0.0
865
6.000
%,
06/01/2038 894
0.0
5,851
6.000
%,
07/01/2038 6,069
0.0
18,918
6.000
%,
07/01/2038 19,626
0.0
1,046
6.000
%,
08/01/2038 1,098
0.0
5,321
6.000
%,
09/01/2038 5,488
0.0
7,112
6.000
%,
09/01/2038 7,330
0.0
27,847
6.000
%,
09/01/2038 28,911
0.0
12,809
6.000
%,
10/01/2038 13,357
0.0
18,365
6.000
%,
10/01/2038 19,109
0.0
23,889
6.000
%,
10/01/2038 25,004
0.0
199,976
6.000
%,
10/01/2039 209,877
0.0
5,221
6.000
%,
11/01/2039 5,387
0.0
55
6.500
%,
04/01/2030 57
0.0
3,624
6.500
%,
11/01/2034 3,829
0.0
6,342
6.500
%,
01/01/2036 6,659
0.0
10,627
6.500
%,
03/01/2036 11,266
0.0
11,867
6.500
%,
04/01/2036 12,278
0.0
3,213
6.500
%,
06/01/2036 3,361
0.0
383
6.500
%,
07/01/2036 406
0.0
636
6.500
%,
07/01/2036 668
0.0
3,908
6.500
%,
07/01/2036 4,089
0.0
6,766
6.500
%,
07/01/2036 7,173
0.0
9,676
6.500
%,
07/01/2036 10,164
0.0
23,979
6.500
%,
07/01/2036 25,019
0.0
442
6.500
%,
08/01/2036 460
0.0
392
6.500
%,
09/01/2036 413
0.0
4,785
6.500
%,
09/01/2036 4,949
0.0
5,206
6.500
%,
09/01/2036 5,467
0.0
34,206
6.500
%,
09/01/2036 36,269
0.0
616
6.500
%,
11/01/2036 645
0.0
1,066
6.500
%,
11/01/2036 1,125
0.0
702
6.500
%,
12/01/2036 731
0.0
9,357
6.500
%,
12/01/2036 9,730
0.0
11,899
6.500
%,
01/01/2037 12,454
0.0
14,963
6.500
%,
01/01/2037 15,717
0.0
2,059
6.500
%,
03/01/2037 2,144
0.0
3,939
6.500
%,
03/01/2037 4,096
0.0
8,165
6.500
%,
03/01/2037 8,446
0.0
32
6.500
%,
07/01/2037 34
0.0
1,017
6.500
%,
08/01/2037 1,066
0.0
1,141
6.500
%,
08/01/2037 1,192
0.0
171
6.500
%,
09/01/2037 181
0.0
364
6.500
%,
09/01/2037 386
0.0
406
6.500
%,
09/01/2037 429
0.0
1,958
6.500
%,
09/01/2037 2,073
0.0
5,503
6.500
%,
09/01/2037 5,838
0.0
45,382
6.500
%,
09/01/2037 47,862
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
58,709
6.500
%,
09/01/2037 $ 61,673
0.0
215
6.500
%,
10/01/2037 227
0.0
698
6.500
%,
10/01/2037 740
0.0
1,838
6.500
%,
10/01/2037 1,929
0.0
4,954
6.500
%,
10/01/2037 5,230
0.0
9,944
6.500
%,
10/01/2037 10,548
0.0
28,120
6.500
%,
11/01/2037 29,528
0.0
1,023
6.500
%,
12/01/2037 1,069
0.0
1,086
6.500
%,
12/01/2037 1,136
0.0
1,163
6.500
%,
12/01/2037 1,209
0.0
1,193
6.500
%,
12/01/2037 1,249
0.0
3,776
6.500
%,
12/01/2037 4,005
0.0
4,049
6.500
%,
12/01/2037 4,232
0.0
45,643
6.500
%,
12/01/2037 48,107
0.0
416
6.500
%,
01/01/2038 433
0.0
5,133
6.500
%,
01/01/2038 5,432
0.0
29,980
6.500
%,
03/01/2038 31,660
0.0
17,566
6.500
%,
04/01/2038 18,633
0.0
21,957
6.500
%,
08/01/2038 23,066
0.0
28,854
6.500
%,
08/01/2038 30,212
0.0
17,576
6.500
%,
09/01/2038 18,308
0.0
1,174
6.500
%,
10/01/2038 1,246
0.0
4,332
6.500
%,
10/01/2038 4,583
0.0
9,964
6.500
%,
10/01/2038 10,516
0.0
66,421
6.500
%,
10/01/2038 70,455
0.0
7,010
6.500
%,
11/01/2038 7,406
0.0
342
6.500
%,
01/01/2039 356
0.0
15,292
6.500
%,
01/01/2039 16,060
0.0
4,282
6.500
%,
03/01/2039 4,453
0.0
4,338
6.500
%,
09/01/2039 4,538
0.0
2,021,617
6.500
%,
09/01/2054 2,091,444
0.4
78,433,714
15.3
Total U.S. Government
Agency Obligations
(Cost $136,232,501)
129,369,046
25.3
CORPORATE BONDS/NOTES : 24.7%
Basic Materials : 0.5%
13,000  Air Products and
Chemicals, Inc.,
1.850%,
05/15/2027 12,694
0.0
94,000  Air Products and
Chemicals, Inc.,
2.050%,
05/15/2030 85,625
0.1
44,000  Air Products and
Chemicals, Inc.,
2.700%,
05/15/2040 32,402
0.0
4,000
(1)
Albemarle Corp.,
5.050%,
06/01/2032 4,017
0.0
10,000
(1)
ArcelorMittal SA,
4.250%,
07/16/2029 9,970
0.0
10,000
(1)
ArcelorMittal SA,
6.000%,
06/17/2034 10,523
0.0
24,000  ArcelorMittal SA,
6.550%,
11/29/2027 24,741
0.0
9,000  ArcelorMittal SA,
6.750%,
03/01/2041 9,579
0.0
20,000
(1)
ArcelorMittal SA,
6.800%,
11/29/2032 22,088
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
14,000  ArcelorMittal SA,
7.000%,
10/15/2039 $ 15,236
0.0
50,000  Barrick North America
Finance LLC, 5.750%,
05/01/2043 49,575
0.0
20,000  BHP Billiton Finance
USA Ltd., 4.125%,
02/24/2042 16,973
0.0
20,000
(1)
BHP Billiton Finance
USA Ltd., 4.750%,
02/28/2028 20,194
0.0
15,000  BHP Billiton Finance
USA Ltd., 4.900%,
02/28/2033 15,036
0.0
51,000  BHP Billiton Finance
USA Ltd., 5.000%,
09/30/2043 47,538
0.0
14,000  BHP Billiton Finance
USA Ltd., 5.100%,
09/08/2028 14,261
0.0
17,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2026 17,070
0.0
18,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2030 18,533
0.0
30,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2033 30,648
0.0
16,000
(1)
BHP Billiton Finance
USA Ltd., 5.500%,
09/08/2053 15,475
0.0
20,000  BHP Billiton Finance
USA Ltd., 5.750%,
09/05/2055 20,027
0.0
10,000  Cabot Corp., 5.000%,
06/30/2032 9,997
0.0
19,000  CF Industries, Inc.,
4.950%,
06/01/2043 16,969
0.0
15,000  CF Industries, Inc.,
5.150%,
03/15/2034 14,913
0.0
15,000  CF Industries, Inc.,
5.375%,
03/15/2044 13,990
0.0
17,000  Dow Chemical Co.,
2.100%,
11/15/2030 14,955
0.0
135,000  Dow Chemical Co.,
3.600%,
11/15/2050 86,913
0.1
81,000
(1)
Dow Chemical Co.,
4.250%,
10/01/2034 73,622
0.1
33,000  DuPont de Nemours,
Inc., 5.419%,
11/15/2048 30,638
0.0
50,000  Eastman Chemical Co.,
4.650%,
10/15/2044 42,051
0.0
19,000  Ecolab, Inc., 2.700%,
12/15/2051 11,413
0.0
59,000  Ecolab, Inc., 2.750%,
08/18/2055 34,689
0.0
10,000  EIDP, Inc., 2.300%,
07/15/2030 9,214
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
12,000  EIDP, Inc., 4.500%,
05/15/2026 $ 11,998
0.0
15,000
(1)
EIDP, Inc., 4.800%,
05/15/2033 14,850
0.0
10,000  FMC Corp., 3.200%,
10/01/2026 9,913
0.0
10,000  FMC Corp., 3.450%,
10/01/2029 8,942
0.0
10,000
(1)
FMC Corp., 4.500%,
10/01/2049 6,201
0.0
10,000
(1)
FMC Corp., 5.650%,
05/18/2033 8,859
0.0
10,000
(1)
FMC Corp., 6.375%,
05/18/2053 7,547
0.0
10,000  Freeport-McMoRan,
Inc., 4.125%,
03/01/2028 9,923
0.0
9,000  Freeport-McMoRan,
Inc., 4.250%,
03/01/2030 8,825
0.0
9,000  Freeport-McMoRan,
Inc., 4.375%,
08/01/2028 8,940
0.0
12,000  Freeport-McMoRan,
Inc., 4.625%,
08/01/2030 11,928
0.0
9,000  Freeport-McMoRan,
Inc., 5.000%,
09/01/2027 9,001
0.0
10,000  Freeport-McMoRan,
Inc., 5.250%,
09/01/2029 10,088
0.0
15,000  Freeport-McMoRan,
Inc., 5.400%,
11/14/2034 15,228
0.0
25,000  Freeport-McMoRan,
Inc., 5.450%,
03/15/2043 23,672
0.0
13,000  Georgia-Pacific LLC,
8.875%,
05/15/2031 15,533
0.0
7,000  International Flavors
& Fragrances, Inc.,
4.375%,
06/01/2047 5,530
0.0
8,000  International Flavors
& Fragrances, Inc.,
4.450%,
09/26/2028 7,978
0.0
10,000
(1)
International Flavors
& Fragrances, Inc.,
5.000%,
09/26/2048 8,698
0.0
59,000
(1)
International Paper Co.,
4.350%,
08/15/2048 46,033
0.0
9,000  Kinross Gold Corp.,
6.250%,
07/15/2033 9,605
0.0
63,000
(1)
Linde, Inc., 1.100%,
08/10/2030 55,176
0.0
6,000  Lubrizol Corp., 6.500%,
10/01/2034 6,711
0.0
20,000
(1)
LYB International
Finance BV, 4.875%,
03/15/2044 16,439
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
15,000  LYB International
Finance BV, 5.250%,
07/15/2043 $ 12,908
0.0
12,000  LYB International
Finance II BV, 3.500%,
03/02/2027 11,885
0.0
10,000  LYB International
Finance III LLC,
2.250%,
10/01/2030 8,933
0.0
15,000  LYB International
Finance III LLC,
3.375%,
10/01/2040 10,867
0.0
20,000
(1)
LYB International
Finance III LLC,
3.625%,
04/01/2051 12,906
0.0
20,000  LYB International
Finance III LLC,
4.200%,
10/15/2049 14,168
0.0
20,000  LYB International
Finance III LLC,
4.200%,
05/01/2050 14,127
0.0
15,000  LYB International
Finance III LLC,
5.500%,
03/01/2034 14,917
0.0
10,000
(1)
LYB International
Finance III LLC,
5.625%,
05/15/2033 10,088
0.0
17,000
(1)
LyondellBasell
Industries NV, 4.625%,
02/26/2055 12,761
0.0
47,000
(1)
Mosaic Co., 5.450%,
11/15/2033 47,524
0.0
7,000  NewMarket Corp.,
2.700%,
03/18/2031 6,320
0.0
49,000  Newmont Corp. /
Newcrest Finance
Pty Ltd., 3.250%,
05/13/2030 47,188
0.0
33,000  Newmont Corp. /
Newcrest Finance
Pty Ltd., 4.200%,
05/13/2050 26,242
0.0
9,000  Nucor Corp., 2.979%,
12/15/2055 5,496
0.0
11,000  Nucor Corp., 3.850%,
04/01/2052 8,186
0.0
7,000  Nucor Corp., 4.400%,
05/01/2048 5,822
0.0
17,000  Nucor Corp., 5.200%,
08/01/2043 16,274
0.0
11,000  Nucor Corp., 6.400%,
12/01/2037 12,134
0.0
13,000  Nutrien Ltd., 2.950%,
05/13/2030 12,190
0.0
10,000  Nutrien Ltd., 3.950%,
05/13/2050 7,464
0.0
8,000  Nutrien Ltd., 4.000%,
12/15/2026 7,983
0.0
9,000  Nutrien Ltd., 4.125%,
03/15/2035 8,255
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
15,000  Nutrien Ltd., 4.200%,
04/01/2029 $ 14,903
0.0
15,000  Nutrien Ltd., 4.900%,
03/27/2028 15,132
0.0
10,000  Nutrien Ltd., 4.900%,
06/01/2043 8,932
0.0
15,000  Nutrien Ltd., 5.000%,
04/01/2049 13,224
0.0
9,000  Nutrien Ltd., 5.250%,
01/15/2045 8,311
0.0
9,000  Nutrien Ltd., 5.625%,
12/01/2040 8,851
0.0
15,000  Nutrien Ltd., 5.800%,
03/27/2053 14,731
0.0
10,000  Nutrien Ltd., 5.875%,
12/01/2036 10,306
0.0
8,000  Nutrien Ltd., 6.125%,
01/15/2041 8,354
0.0
19,000  PPG Industries, Inc.,
2.550%,
06/15/2030 17,619
0.0
7,000  PPG Industries, Inc.,
4.375%,
03/15/2031 6,896
0.0
9,000  Reliance, Inc., 2.150%,
08/15/2030 8,096
0.0
6,000  Rio Tinto Alcan, Inc.,
5.750%,
06/01/2035 6,273
0.0
15,000  Rio Tinto Alcan, Inc.,
6.125%,
12/15/2033 16,102
0.0
8,000  Rio Tinto Alcan, Inc.,
7.250%,
03/15/2031 8,935
0.0
109,000  Rio Tinto Finance
USA Ltd., 2.750%,
11/02/2051 65,718
0.0
23,000  Rio Tinto Finance
USA Ltd., 5.200%,
11/02/2040 22,404
0.0
15,000  Rio Tinto Finance
USA Ltd., 7.125%,
07/15/2028 15,924
0.0
15,000  Rio Tinto Finance
USA PLC, 4.125%,
08/21/2042 12,697
0.0
10,000  Rio Tinto Finance
USA PLC, 4.750%,
03/22/2042 9,182
0.0
13,000
(1)
Rio Tinto Finance
USA PLC, 5.000%,
03/09/2033 13,215
0.0
22,000  Rio Tinto Finance
USA PLC, 5.125%,
03/09/2053 20,109
0.0
6,000  RPM International, Inc.,
2.950%,
01/15/2032 5,403
0.0
8,000  RPM International, Inc.,
3.750%,
03/15/2027 7,934
0.0
7,000  RPM International, Inc.,
4.550%,
03/01/2029 7,024
0.0
17,000  RPM International, Inc.,
5.250%,
06/01/2045 15,780
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
28,000  Sherwin-Williams Co.,
2.900%,
03/15/2052 $ 16,943
0.0
10,000  Sherwin-Williams Co.,
3.300%,
05/15/2050 6,670
0.0
202,000  Sherwin-Williams Co.,
3.450%,
06/01/2027 199,905
0.1
11,000  Sherwin-Williams Co.,
3.800%,
08/15/2049 8,081
0.0
15,000  Sherwin-Williams Co.,
4.500%,
06/01/2047 12,499
0.0
71,000  Southern Copper Corp.,
5.875%,
04/23/2045 70,104
0.1
23,000  Southern Copper Corp.,
6.750%,
04/16/2040 25,003
0.0
7,000  Steel Dynamics, Inc.,
1.650%,
10/15/2027 6,720
0.0
10,000  Steel Dynamics, Inc.,
3.250%,
01/15/2031 9,376
0.0
24,000  Steel Dynamics, Inc.,
3.250%,
10/15/2050 15,683
0.0
12,000  Steel Dynamics, Inc.,
3.450%,
04/15/2030 11,482
0.0
12,000  Steel Dynamics, Inc.,
5.375%,
08/15/2034 12,115
0.0
11,000  Suzano Austria GmbH,
2.500%,
09/15/2028 10,443
0.0
34,000  Suzano Austria GmbH,
3.750%,
01/15/2031 31,654
0.0
21,000  Suzano Austria GmbH
DM3N, 3.125%,
01/15/2032 18,459
0.0
32,000  Vale Overseas Ltd.,
3.750%,
07/08/2030 30,541
0.0
32,000  Vale Overseas Ltd.,
6.125%,
06/12/2033 33,410
0.0
28,000  Vale Overseas Ltd.,
6.875%,
11/21/2036 30,888
0.0
25,000  Vale Overseas Ltd.,
6.875%,
11/10/2039 27,565
0.0
10,000  Vale SA, 5.625%,
09/11/2042 9,797
0.0
7,000  Westlake Corp.,
2.875%,
08/15/2041 4,796
0.0
12,000  Westlake Corp.,
3.125%,
08/15/2051 7,285
0.0
6,000  Westlake Corp.,
3.375%,
06/15/2030 5,711
0.0
20,000  Westlake Corp.,
3.375%,
08/15/2061 11,794
0.0
10,000  Westlake Corp.,
4.375%,
11/15/2047 7,734
0.0
14,000
(1)
Westlake Corp.,
5.000%,
08/15/2046 12,088
0.0
9,000  Yamana Gold, Inc.,
2.630%,
08/15/2031 7,992
0.0
2,530,618
0.5
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications : 2.1%
200,000
(1)
Alibaba Group
Holding Ltd., 2.125%,
02/09/2031 $ 181,140
0.1
200,000
(1)
Alibaba Group
Holding Ltd., 2.700%,
02/09/2041 147,477
0.1
212,000  Alibaba Group
Holding Ltd., 3.400%,
12/06/2027 209,454
0.1
139,000
(1)
Alphabet, Inc., 1.100%,
08/15/2030 122,272
0.0
104,000  Alphabet, Inc., 1.900%,
08/15/2040 69,467
0.0
700,000
(1)
Alphabet, Inc., 2.250%,
08/15/2060 352,379
0.1
22,000  Amazon.com, Inc.,
1.200%,
06/03/2027 21,306
0.0
35,000
(1)
Amazon.com, Inc.,
1.500%,
06/03/2030 31,275
0.0
39,000  Amazon.com, Inc.,
1.650%,
05/12/2028 37,114
0.0
52,000  Amazon.com, Inc.,
2.100%,
05/12/2031 46,619
0.0
307,000  Amazon.com, Inc.,
2.700%,
06/03/2060 167,863
0.1
35,000  Amazon.com, Inc.,
2.875%,
05/12/2041 25,809
0.0
56,000  Amazon.com, Inc.,
3.100%,
05/12/2051 36,634
0.0
61,000  Amazon.com, Inc.,
3.150%,
08/22/2027 60,281
0.0
7,000  Amazon.com, Inc.,
3.250%,
05/12/2061 4,351
0.0
35,000  Amazon.com, Inc.,
3.300%,
04/13/2027 34,746
0.0
26,000  Amazon.com, Inc.,
3.450%,
04/13/2029 25,503
0.0
44,000  Amazon.com, Inc.,
3.600%,
04/13/2032 41,946
0.0
48,000  Amazon.com, Inc.,
3.875%,
08/22/2037 43,222
0.0
44,000
(1)
Amazon.com, Inc.,
3.950%,
04/13/2052 33,769
0.0
61,000  Amazon.com, Inc.,
4.050%,
08/22/2047 48,818
0.0
16,000
(1)
Amazon.com, Inc.,
4.100%,
04/13/2062 11,958
0.0
39,000  Amazon.com, Inc.,
4.250%,
08/22/2057 30,452
0.0
35,000  Amazon.com, Inc.,
4.550%,
12/01/2027 35,327
0.0
26,000  Amazon.com, Inc.,
4.650%,
12/01/2029 26,399
0.0
39,000
(1)
Amazon.com, Inc.,
4.700%,
12/01/2032 39,465
0.0
22,000
(1)
Amazon.com, Inc.,
4.800%,
12/05/2034 22,250
0.0
26,000
(1)
Amazon.com, Inc.,
4.950%,
12/05/2044 24,316
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
147,000  America Movil SAB de
CV, 6.125%,
11/15/2037 $ 155,122
0.1
13,000  America Movil SAB de
CV, 6.375%,
03/01/2035 14,096
0.0
33,000
(1)
AppLovin Corp.,
5.950%,
12/01/2054 30,002
0.0
403,000  AT&T, Inc., 3.500%,
06/01/2041 312,823
0.1
282,000  AT&T, Inc., 3.500%,
09/15/2053 185,056
0.1
166,000  AT&T, Inc., 3.500%,
02/01/2061 103,442
0.0
202,000  AT&T, Inc., 3.650%,
06/01/2051 138,813
0.0
202,000  AT&T, Inc., 4.500%,
05/15/2035 191,565
0.1
171,000  AT&T, Inc., 4.650%,
06/01/2044 145,074
0.1
212,000
(1)
Baidu, Inc., 1.720%,
04/09/2026 211,905
0.1
23,000  Bell Telephone Co. of
Canada or Bell Canada,
4.464%,
04/01/2048 18,665
0.0
17,000  Bell Telephone Co. of
Canada or Bell Canada,
5.100%,
05/11/2033 17,039
0.0
14,000  Bell Telephone Co. of
Canada or Bell Canada,
5.200%,
02/15/2034 14,052
0.0
15,000
(1)
Bell Telephone Co. of
Canada or Bell Canada,
5.550%,
02/15/2054 14,116
0.0
28,000  Bell Telephone Co.
of Canada or Bell
Canada US-6, 3.200%,
02/15/2052 18,321
0.0
10,000
(1)
Booking Holdings, Inc.,
3.550%,
03/15/2028 9,875
0.0
20,000  Booking Holdings, Inc.,
3.600%,
06/01/2026 19,981
0.0
50,000  British
Telecommunications
PLC, 9.625%,
12/15/2030 59,741
0.0
25,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
2.250%,
01/15/2029 23,370
0.0
20,000
(1)
Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
2.300%,
02/01/2032 17,158
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
32,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
2.800%,
04/01/2031 $ 28,738
0.0
30,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.500%,
06/01/2041 21,058
0.0
27,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.500%,
03/01/2042 18,501
0.0
41,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.700%,
04/01/2051 25,400
0.0
20,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.750%,
02/15/2028 19,657
0.0
18,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.850%,
04/01/2061 10,522
0.0
48,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.900%,
06/01/2052 30,586
0.0
81,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.950%,
06/30/2062 47,633
0.0
25,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.200%,
03/15/2028 24,791
0.0
20,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.400%,
04/01/2033 18,709
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
56,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.800%,
03/01/2050 $ 41,432
0.0
25,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.050%,
03/30/2029 25,131
0.0
25,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.125%,
07/01/2049 19,211
0.0
30,000
(1)
Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.250%,
04/01/2053 23,550
0.0
16,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.375%,
04/01/2038 14,351
0.0
50,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.375%,
05/01/2047 40,274
0.0
20,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.500%,
04/01/2063 15,490
0.0
49,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.750%,
04/01/2048 40,897
0.0
30,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.100%,
06/01/2029 31,082
0.0
40,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.384%,
10/23/2035 40,647
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
70,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.484%,
10/23/2045 $ 64,599
0.0
30,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.550%,
06/01/2034 31,162
0.0
18,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.650%,
02/01/2034 18,787
0.0
10,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.834%,
10/23/2055 9,424
0.0
8,000  Cisco Systems, Inc.,
5.350%,
02/26/2064 7,411
0.0
230,000  Cisco Systems, Inc.,
5.500%,
01/15/2040 234,202
0.1
32,000  Comcast Corp.,
2.650%,
02/01/2030 29,975
0.0
157,000  Comcast Corp.,
2.650%,
08/15/2062 77,672
0.0
108,000  Comcast Corp.,
2.887%,
11/01/2051 62,482
0.0
121,000  Comcast Corp.,
2.937%,
11/01/2056 67,083
0.0
32,000  Comcast Corp.,
3.400%,
04/01/2030 30,728
0.0
202,000  Comcast Corp.,
3.750%,
04/01/2040 163,878
0.1
146,000  Comcast Corp.,
3.969%,
11/01/2047 107,550
0.0
151,000  Comcast Corp.,
4.200%,
08/15/2034 142,204
0.1
28,000  Comcast Corp.,
4.250%,
10/15/2030 27,708
0.0
151,000  Comcast Corp.,
4.250%,
01/15/2033 146,006
0.1
23,000  Comcast Corp.,
6.500%,
11/15/2035 25,109
0.0
8,000  Corning, Inc., 3.900%,
11/15/2049 6,037
0.0
15,000  Corning, Inc., 4.375%,
11/15/2057 11,833
0.0
6,000  Corning, Inc., 4.700%,
03/15/2037 5,737
0.0
10,000  Corning, Inc., 4.750%,
03/15/2042 9,103
0.0
11,000  Corning, Inc., 5.350%,
11/15/2048 10,363
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
6,000  Corning, Inc., 5.450%,
11/15/2079 $ 5,398
0.0
8,000  Corning, Inc., 5.750%,
08/15/2040 8,104
0.0
6,000  Corning, Inc., 5.850%,
11/15/2068 5,739
0.0
84,000  Deutsche Telekom
International Finance
BV, 8.750%,
06/15/2030 96,503
0.0
150,000  eBay, Inc., 2.700%,
03/11/2030 139,617
0.0
10,000  Expedia Group, Inc.,
2.950%,
03/15/2031 9,175
0.0
25,000  Expedia Group, Inc.,
3.250%,
02/15/2030 23,631
0.0
20,000  Expedia Group, Inc.,
3.800%,
02/15/2028 19,736
0.0
15,000  Expedia Group, Inc.,
4.625%,
08/01/2027 15,015
0.0
11,000
(1)
Expedia Group, Inc.,
5.400%,
02/15/2035 10,918
0.0
10,000  FactSet Research
Systems, Inc., 3.450%,
03/01/2032 9,036
0.0
12,000
(1)
Fox Corp., 3.500%,
04/08/2030 11,534
0.0
40,000  Fox Corp., 4.709%,
01/25/2029 40,109
0.0
25,000  Fox Corp., 5.476%,
01/25/2039 24,196
0.0
18,000  Fox Corp., 5.576%,
01/25/2049 16,602
0.0
25,000  Fox Corp., 6.500%,
10/13/2033 26,838
0.0
67,000  Grupo Televisa SAB,
6.625%,
01/15/2040 53,935
0.0
6,000
(1)
Grupo Televisa SAB,
8.500%,
03/11/2032 6,331
0.0
8,000  Juniper Networks, Inc.,
2.000%,
12/10/2030 7,030
0.0
10,000  Juniper Networks, Inc.,
3.750%,
08/15/2029 9,734
0.0
8,000  Juniper Networks, Inc.,
5.950%,
03/15/2041 7,796
0.0
10,000  Koninklijke KPN NV,
8.375%,
10/01/2030 11,513
0.0
190,000  Meta Platforms, Inc.,
3.850%,
08/15/2032 181,410
0.1
53,000  Meta Platforms, Inc.,
4.450%,
08/15/2052 41,726
0.0
500,000  Meta Platforms, Inc.,
4.650%,
08/15/2062 387,538
0.1
12,000  Meta Platforms, Inc.,
4.800%,
05/15/2030 12,191
0.0
36,000  Meta Platforms, Inc.,
4.950%,
05/15/2033 36,317
0.0
62,000  Meta Platforms, Inc.,
5.400%,
08/15/2054 56,201
0.0
51,000  Meta Platforms, Inc.,
5.600%,
05/15/2053 47,624
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
18,000  Motorola Solutions, Inc.,
2.300%,
11/15/2030 $ 16,237
0.0
17,000
(1)
Motorola Solutions, Inc.,
2.750%,
05/24/2031 15,455
0.0
14,000
(1)
Motorola Solutions, Inc.,
4.600%,
02/23/2028 14,058
0.0
16,000  Motorola Solutions, Inc.,
4.600%,
05/23/2029 16,026
0.0
8,000  Motorola Solutions, Inc.,
5.000%,
04/15/2029 8,110
0.0
18,000  Motorola Solutions, Inc.,
5.400%,
04/15/2034 18,231
0.0
16,000  Motorola Solutions, Inc.,
5.500%,
09/01/2044 15,344
0.0
12,000  Motorola Solutions, Inc.,
5.600%,
06/01/2032 12,434
0.0
105,000  NBCUniversal
Media LLC, 4.450%,
01/15/2043 87,279
0.0
20,000  Netflix, Inc., 4.375%,
11/15/2026 20,033
0.0
32,000  Netflix, Inc., 4.875%,
04/15/2028 32,425
0.0
20,000
(1)
Netflix, Inc., 4.900%,
08/15/2034 20,163
0.0
38,000  Netflix, Inc., 5.875%,
11/15/2028 39,542
0.0
16,000  Netflix, Inc., 6.375%,
05/15/2029 16,960
0.0
10,000
(1)
Nokia Oyj, 4.375%,
06/12/2027 9,955
0.0
10,000  Nokia Oyj, 6.625%,
05/15/2039 10,479
0.0
31,000  Omnicom Group, Inc.,
5.300%,
11/01/2034 30,692
0.0
44,000  Orange SA, 5.500%,
02/06/2044 42,923
0.0
26,000
(1)
Paramount Global,
4.200%,
05/19/2032 22,301
0.0
29,000  Paramount Global,
4.375%,
03/15/2043 17,555
0.0
64,000  Paramount Global,
4.950%,
05/19/2050 38,227
0.0
45,000  Paramount Global,
5.850%,
09/01/2043 31,266
0.0
55,000  Rogers
Communications, Inc.,
3.700%,
11/15/2049 40,239
0.0
138,000  Rogers
Communications, Inc.,
3.800%,
03/15/2032 128,875
0.0
28,000  Rogers
Communications, Inc.,
4.550%,
03/15/2052 22,133
0.0
48,000  Sprint Capital Corp.,
6.875%,
11/15/2028 50,761
0.0
31,000  Sprint Capital Corp.,
8.750%,
03/15/2032 36,877
0.0
80,000  Telefonica Emisiones
SA, 4.103%,
03/08/2027 79,684
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
86,000  Telefonica Emisiones
SA, 4.895%,
03/06/2048 $ 71,200
0.0
42,000  Telefonica Emisiones
SA, 7.045%,
06/20/2036 46,345
0.0
12,000  TELUS Corp., 2.800%,
02/16/2027 11,840
0.0
18,000
(1)
TELUS Corp., 3.400%,
05/13/2032 16,420
0.0
10,000  TELUS Corp., 3.700%,
09/15/2027 9,888
0.0
13,000  TELUS Corp., 4.600%,
11/16/2048 10,817
0.0
61,000  Time Warner Cable
LLC, 4.500%,
09/15/2042 46,016
0.0
36,000  T-Mobile USA, Inc.,
2.050%,
02/15/2028 34,544
0.0
22,000
(1)
T-Mobile USA, Inc.,
2.250%,
11/15/2031 19,343
0.0
10,000  T-Mobile USA, Inc.,
2.400%,
03/15/2029 9,438
0.0
55,000  T-Mobile USA, Inc.,
2.550%,
02/15/2031 49,994
0.0
26,000  T-Mobile USA, Inc.,
2.625%,
04/15/2026 25,981
0.0
20,000  T-Mobile USA, Inc.,
2.625%,
02/15/2029 19,026
0.0
21,000  T-Mobile USA, Inc.,
2.700%,
03/15/2032 18,689
0.0
22,000  T-Mobile USA, Inc.,
2.875%,
02/15/2031 20,294
0.0
55,000  T-Mobile USA, Inc.,
3.000%,
02/15/2041 40,239
0.0
65,000  T-Mobile USA, Inc.,
3.300%,
02/15/2051 42,579
0.0
48,000  T-Mobile USA, Inc.,
3.375%,
04/15/2029 46,529
0.0
60,000  T-Mobile USA, Inc.,
3.400%,
10/15/2052 39,336
0.0
53,000  T-Mobile USA, Inc.,
3.500%,
04/15/2031 50,144
0.0
82,000  T-Mobile USA, Inc.,
3.600%,
11/15/2060 53,277
0.0
86,000  T-Mobile USA, Inc.,
3.750%,
04/15/2027 85,484
0.0
152,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 148,070
0.1
43,000  T-Mobile USA, Inc.,
4.375%,
04/15/2040 37,821
0.0
65,000  T-Mobile USA, Inc.,
4.500%,
04/15/2050 52,522
0.0
18,000
(1)
T-Mobile USA, Inc.,
4.800%,
07/15/2028 18,175
0.0
22,000  T-Mobile USA, Inc.,
4.950%,
03/15/2028 22,236
0.0
57,000  T-Mobile USA, Inc.,
5.050%,
07/15/2033 57,414
0.0
27,000  T-Mobile USA, Inc.,
5.200%,
01/15/2033 27,495
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
38,000  T-Mobile USA, Inc.,
5.650%,
01/15/2053 $ 35,962
0.0
22,000  T-Mobile USA, Inc.,
5.750%,
01/15/2034 22,951
0.0
27,000  T-Mobile USA, Inc.,
5.750%,
01/15/2054 25,922
0.0
15,000  T-Mobile USA, Inc.,
5.800%,
09/15/2062 14,395
0.0
22,000  T-Mobile USA, Inc.,
6.000%,
06/15/2054 21,798
0.0
103,000  TWDC Enterprises 18
Corp., GMTN, 4.125%,
06/01/2044 84,586
0.0
24,000  Uber Technologies, Inc.,
4.300%,
01/15/2030 23,810
0.0
29,000
(1)
Uber Technologies, Inc.,
4.800%,
09/15/2034 28,407
0.0
34,000
(1)
Uber Technologies, Inc.,
5.350%,
09/15/2054 31,325
0.0
19,000
(1)
VeriSign, Inc., 5.250%,
06/01/2032 19,145
0.0
20,000  Verizon
Communications, Inc.,
1.500%,
09/18/2030 17,553
0.0
46,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 40,344
0.0
94,000  Verizon
Communications, Inc.,
2.355%,
03/15/2032 82,082
0.0
75,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 68,108
0.0
61,000  Verizon
Communications, Inc.,
2.650%,
11/20/2040 42,847
0.0
19,000  Verizon
Communications, Inc.,
2.850%,
09/03/2041 13,376
0.0
53,000  Verizon
Communications, Inc.,
2.875%,
11/20/2050 32,172
0.0
276,000  Verizon
Communications, Inc.,
3.000%,
11/20/2060 158,830
0.1
53,000  Verizon
Communications, Inc.,
3.400%,
03/22/2041 40,721
0.0
86,000  Verizon
Communications, Inc.,
3.550%,
03/22/2051 60,058
0.0
14,000  Verizon
Communications, Inc.,
3.850%,
11/01/2042 11,169
0.0
20,000  Verizon
Communications, Inc.,
3.875%,
02/08/2029 19,813
0.0
19,000  Verizon
Communications, Inc.,
3.875%,
03/01/2052 13,905
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
23,000  Verizon
Communications, Inc.,
4.000%,
03/22/2050 $ 17,383
0.0
18,000  Verizon
Communications, Inc.,
4.125%,
08/15/2046 14,334
0.0
26,000  Verizon
Communications, Inc.,
4.272%,
01/15/2036 24,059
0.0
38,000  Verizon
Communications, Inc.,
4.400%,
11/01/2034 36,192
0.0
44,000  Verizon
Communications, Inc.,
4.500%,
08/10/2033 42,697
0.0
24,000  Verizon
Communications, Inc.,
4.522%,
09/15/2048 19,639
0.0
14,000
(1)
Verizon
Communications, Inc.,
4.672%,
03/15/2055 11,437
0.0
10,000
(1)
Verizon
Communications, Inc.,
4.750%,
11/01/2041 9,016
0.0
42,000  Verizon
Communications, Inc.,
4.780%,
02/15/2035 40,666
0.0
23,000  Verizon
Communications, Inc.,
4.812%,
03/15/2039 21,454
0.0
45,000  Verizon
Communications, Inc.,
4.862%,
08/21/2046 39,243
0.0
13,000  Verizon
Communications, Inc.,
5.012%,
04/15/2049 11,493
0.0
15,000  Verizon
Communications, Inc.,
5.012%,
08/21/2054 13,018
0.0
20,000  Verizon
Communications, Inc.,
5.050%,
05/09/2033 20,271
0.0
22,000  Verizon
Communications, Inc.,
5.250%,
03/16/2037 21,747
0.0
141,000  Verizon
Communications, Inc.,
5.401%,
07/02/2037 140,553
0.1
9,000  Verizon
Communications, Inc.,
5.500%,
03/16/2047 8,497
0.0
9,000
(1)
Verizon
Communications, Inc.,
5.850%,
09/15/2035 9,444
0.0
7,000  Verizon
Communications, Inc.,
6.400%,
09/15/2033 7,607
0.0
16,000  Verizon
Communications, Inc.,
6.550%,
09/15/2043 17,195
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
12,000
(1)
Vodafone Group PLC,
5.000%,
05/30/2038 $ 11,726
0.0
14,000  Vodafone Group PLC,
5.625%,
02/10/2053 13,086
0.0
40,000  Vodafone Group PLC,
5.750%,
06/28/2054 37,823
0.0
10,000  Vodafone Group PLC,
5.750%,
02/10/2063 9,313
0.0
60,000  Vodafone Group PLC,
5.875%,
06/28/2064 57,004
0.0
25,000
(1)
Vodafone Group PLC,
6.150%,
02/27/2037 26,827
0.0
10,000  Vodafone Group PLC,
6.250%,
11/30/2032 10,693
0.0
15,000  Vodafone Group PLC,
7.875%,
02/15/2030 16,791
0.0
202,000  Walt Disney Co.,
2.200%,
01/13/2028 195,770
0.1
51,000  Walt Disney Co.,
2.650%,
01/13/2031 47,345
0.0
99,000  Walt Disney Co.,
3.600%,
01/13/2051 71,732
0.0
52,000  Walt Disney Co.,
3.800%,
05/13/2060 37,112
0.0
86,000  Walt Disney Co.,
4.750%,
09/15/2044 76,467
0.0
10,852,371
2.1
Consumer, Cyclical : 1.5%
44,422  American Airlines
Pass Through Trust
2016-2, AA, 3.200%,
12/15/2029 43,320
0.0
24,095  American Airlines
Pass Through Trust
2016-3, AA, 3.000%,
04/15/2030 23,372
0.0
28,516  American Airlines
Pass Through Trust
2017-2, AA, 3.350%,
04/15/2031 27,601
0.0
13,000  American Honda
Finance Corp., 4.600%,
04/17/2030 12,896
0.0
10,000  American Honda
Finance Corp., 4.700%,
01/12/2028 10,022
0.0
13,000  American Honda
Finance Corp., 4.900%,
03/12/2027 13,048
0.0
14,000
(1)
American Honda
Finance Corp., 4.900%,
03/13/2029 14,096
0.0
15,000  American Honda
Finance Corp., 5.650%,
11/15/2028 15,368
0.0
10,000  American Honda
Finance Corp., GMTN,
3.500%,
02/15/2028 9,810
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
13,000  American Honda
Finance Corp., GMTN,
4.400%,
10/05/2026 $ 12,999
0.0
14,000  American Honda
Finance Corp., GMTN,
4.400%,
09/05/2029 13,879
0.0
14,000  American Honda
Finance Corp., GMTN,
4.450%,
10/22/2027 13,985
0.0
13,000  American Honda
Finance Corp., GMTN,
4.850%,
10/23/2031 12,891
0.0
13,000  American Honda
Finance Corp., GMTN,
4.900%,
07/09/2027 13,062
0.0
14,000  American Honda
Finance Corp., GMTN,
5.050%,
07/10/2031 14,040
0.0
15,000  American Honda
Finance Corp., GMTN,
5.125%,
07/07/2028 15,163
0.0
10,000  American Honda
Finance Corp., GMTN,
5.850%,
10/04/2030 10,387
0.0
14,000  American Honda
Finance Corp., MTN,
1.300%,
09/09/2026 13,827
0.0
11,000
(1)
American Honda
Finance Corp., MTN,
1.800%,
01/13/2031 9,525
0.0
14,000  American Honda
Finance Corp., MTN,
2.000%,
03/24/2028 13,332
0.0
12,000  American Honda
Finance Corp., MTN,
2.250%,
01/12/2029 11,251
0.0
10,000  American Honda
Finance Corp., MTN,
2.350%,
01/08/2027 9,853
0.0
33,000
(1)
Aptiv PLC, 3.100%,
12/01/2051 20,378
0.0
6,000
(1)
Aptiv PLC, 4.400%,
10/01/2046 4,855
0.0
7,000  Aptiv PLC, 5.400%,
03/15/2049 6,440
0.0
16,000  Aptiv PLC / Aptiv Corp.,
3.250%,
03/01/2032 15,003
0.0
20,000  Aptiv PLC / Aptiv Corp.,
4.150%,
05/01/2052 14,956
0.0
8,000  AutoNation, Inc.,
1.950%,
08/01/2028 7,529
0.0
9,000  AutoNation, Inc.,
2.400%,
08/01/2031 7,867
0.0
17,000  AutoNation, Inc.,
3.800%,
11/15/2027 16,797
0.0
14,000  AutoNation, Inc.,
3.850%,
03/01/2032 13,023
0.0
10,000  AutoNation, Inc.,
4.750%,
06/01/2030 9,940
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
4,000
(1)
AutoNation, Inc.,
5.890%,
03/15/2035 $ 4,084
0.0
18,000  AutoZone, Inc., 1.650%,
01/15/2031 15,644
0.0
67,000
(1)
AutoZone, Inc., 5.400%,
07/15/2034 68,058
0.0
16,000  Best Buy Co., Inc.,
1.950%,
10/01/2030 14,264
0.0
22,000  BorgWarner, Inc.,
2.650%,
07/01/2027 21,505
0.0
16,000  BorgWarner, Inc.,
4.375%,
03/15/2045 13,133
0.0
11,000  Brunswick Corp.,
2.400%,
08/18/2031 9,543
0.0
9,000
(1)
Brunswick Corp.,
4.400%,
09/15/2032 8,482
0.0
2,000  Brunswick Corp.,
5.100%,
04/01/2052 1,519
0.0
8,000  Brunswick Corp.,
5.850%,
03/18/2029 8,188
0.0
8,000
(1)
Choice Hotels
International, Inc.,
3.700%,
12/01/2029 7,675
0.0
9,000
(1)
Choice Hotels
International, Inc.,
3.700%,
01/15/2031 8,450
0.0
12,000
(1)
Choice Hotels
International, Inc.,
5.850%,
08/01/2034 12,121
0.0
25,000  Costco Wholesale
Corp., 1.375%,
06/20/2027 24,260
0.0
36,000  Costco Wholesale
Corp., 1.600%,
04/20/2030 32,586
0.0
20,000
(1)
Costco Wholesale
Corp., 1.750%,
04/20/2032 17,293
0.0
20,000  Costco Wholesale
Corp., 3.000%,
05/18/2027 19,822
0.0
74,000
(1)
Cummins, Inc., 1.500%,
09/01/2030 65,584
0.0
47,000
(1)
Cummins, Inc., 2.600%,
09/01/2050 28,029
0.0
10,000  Darden Restaurants,
Inc., 3.850%,
05/01/2027 9,929
0.0
10,000
(1)
Darden Restaurants,
Inc., 6.300%,
10/10/2033 10,712
0.0
8,054  Delta Air Lines Pass
Through Trust 20-1,
AA, 2.000%,
12/10/2029 7,790
0.0
10,000  Delta Air Lines, Inc.,
3.750%,
10/28/2029 9,630
0.0
8,000  Delta Air Lines, Inc.,
4.375%,
04/19/2028 7,948
0.0
24,000  Delta Air Lines, Inc.,
5.250%,
07/10/2030 24,168
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
15,000
(1)
Dick's Sporting
Goods, Inc., 3.150%,
01/15/2032 $ 13,639
0.0
15,000  Dick's Sporting
Goods, Inc., 4.100%,
01/15/2052 10,634
0.0
20,000  Dollar General Corp.,
3.500%,
04/03/2030 19,049
0.0
10,000  Dollar General Corp.,
4.125%,
05/01/2028 9,934
0.0
14,000  Dollar General Corp.,
5.000%,
11/01/2032 13,918
0.0
10,000  Dollar General Corp.,
5.200%,
07/05/2028 10,112
0.0
40,000  Dollar General Corp.,
5.450%,
07/05/2033 40,485
0.0
16,000
(1)
Dollar Tree, Inc.,
2.650%,
12/01/2031 14,238
0.0
8,000  Dollar Tree, Inc.,
3.375%,
12/01/2051 5,217
0.0
25,000  Dollar Tree, Inc.,
4.200%,
05/15/2028 24,836
0.0
33,000  DR Horton, Inc.,
5.500%,
10/15/2035 33,502
0.0
20,000  Ferguson Enterprises,
Inc., 5.000%,
10/03/2034 19,775
0.0
50,000  Ford Motor Co.,
3.250%,
02/12/2032 43,446
0.0
122,000
(1)
Ford Motor Co.,
4.346%,
12/08/2026 121,669
0.1
40,000  Ford Motor Co.,
4.750%,
01/15/2043 30,242
0.0
102,000
(1)
Ford Motor Co.,
5.291%,
12/08/2046 79,908
0.0
142,000  Ford Motor Co.,
6.100%,
08/19/2032 143,251
0.1
36,000  Ford Motor Co.,
6.625%,
10/01/2028 37,256
0.0
10,000  Ford Motor Co.,
7.400%,
11/01/2046 10,113
0.0
74,000
(1)
Ford Motor Co.,
7.450%,
07/16/2031 79,892
0.0
35,000  Ford Motor Co.,
9.625%,
04/22/2030 39,844
0.0
15,000
(1)
General Motors Co.,
5.000%,
04/01/2035 14,376
0.0
25,000  General Motors Co.,
5.200%,
04/01/2045 21,722
0.0
64,000
(1)
General Motors Co.,
5.400%,
04/01/2048 56,084
0.0
30,000  General Motors Co.,
6.250%,
10/02/2043 29,489
0.0
151,000  General Motors Co.,
6.600%,
04/01/2036 160,709
0.1
171,000  General Motors
Financial Co., Inc.,
2.400%,
04/10/2028 164,044
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
20,000  General Motors
Financial Co., Inc.,
2.700%,
06/10/2031 $ 17,949
0.0
61,000  General Motors
Financial Co., Inc.,
3.100%,
01/12/2032 54,750
0.0
171,000  General Motors
Financial Co., Inc.,
3.850%,
01/05/2028 168,993
0.1
171,000
(1)
General Motors
Financial Co., Inc.,
4.350%,
01/17/2027 170,792
0.1
30,000  General Motors
Financial Co., Inc.,
6.100%,
01/07/2034 31,175
0.0
28,000  Genuine Parts Co.,
6.875%,
11/01/2033 30,300
0.0
5,000  Harley-Davidson, Inc.,
4.625%,
07/28/2045 3,894
0.0
68,000  Hasbro, Inc., 3.900%,
11/19/2029 66,390
0.0
30,000  Home Depot, Inc.,
2.375%,
03/15/2051 16,815
0.0
30,000  Home Depot, Inc.,
2.700%,
04/15/2030 28,233
0.0
171,000
(1)
Home Depot, Inc.,
2.800%,
09/14/2027 168,116
0.1
25,000  Home Depot, Inc.,
3.250%,
04/15/2032 23,346
0.0
172,000  Home Depot, Inc.,
3.300%,
04/15/2040 137,535
0.1
25,000
(1)
Home Depot, Inc.,
4.500%,
09/15/2032 24,975
0.0
35,000  Home Depot, Inc.,
4.950%,
06/25/2034 35,265
0.0
10,000  Home Depot, Inc.,
5.400%,
09/15/2040 10,038
0.0
264,000  Home Depot, Inc.,
5.875%,
12/16/2036 281,219
0.1
20,000
(1)
Home Depot, Inc.,
5.950%,
04/01/2041 21,066
0.0
19,000  Honda Motor Co. Ltd.,
2.534%,
03/10/2027 18,677
0.0
14,000  Honda Motor Co. Ltd.,
2.967%,
03/10/2032 12,514
0.0
65,000
(1)
Honda Motor Co. Ltd.,
5.337%,
07/08/2035 64,335
0.0
8,000  Hyatt Hotels Corp.,
4.375%,
09/15/2028 7,949
0.0
9,000  Hyatt Hotels Corp.,
5.250%,
06/30/2029 9,143
0.0
7,000
(1)
Hyatt Hotels Corp.,
5.500%,
06/30/2034 7,073
0.0
12,000  Hyatt Hotels Corp.,
5.750%,
01/30/2027 12,107
0.0
9,000  Hyatt Hotels Corp.,
5.750%,
04/23/2030 9,268
0.0
10,074  JetBlue Pass Through
Trust 2019-1, AA,
2.750%,
11/15/2033 8,950
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
19,000  Las Vegas Sands Corp.,
3.500%,
08/18/2026 $ 18,938
0.0
15,000  Las Vegas Sands Corp.,
3.900%,
08/08/2029 14,462
0.0
15,000  Las Vegas Sands Corp.,
5.900%,
06/01/2027 15,199
0.0
10,000  Las Vegas Sands Corp.,
6.000%,
08/15/2029 10,281
0.0
10,000
(1)
Las Vegas Sands Corp.,
6.200%,
08/15/2034 10,252
0.0
29,000  Lear Corp., 4.250%,
05/15/2029 28,582
0.0
20,000
(1)
Lear Corp., 5.250%,
05/15/2049 17,855
0.0
10,000  Leggett & Platt, Inc.,
3.500%,
11/15/2027 9,790
0.0
10,000  Leggett & Platt, Inc.,
3.500%,
11/15/2051 6,246
0.0
10,000  Leggett & Platt, Inc.,
4.400%,
03/15/2029 9,765
0.0
41,000  Lennar Corp., 4.750%,
11/29/2027 41,079
0.0
2,000  Lennar Corp., 5.200%,
07/30/2030 2,025
0.0
16,000  LKQ Corp., 5.750%,
06/15/2028 16,288
0.0
12,000  LKQ Corp., 6.250%,
06/15/2033 12,369
0.0
20,000  Lowe's Cos., Inc.,
1.300%,
04/15/2028 18,849
0.0
20,000  Lowe's Cos., Inc.,
1.700%,
09/15/2028 18,801
0.0
25,000  Lowe's Cos., Inc.,
1.700%,
10/15/2030 22,037
0.0
26,000  Lowe's Cos., Inc.,
2.625%,
04/01/2031 23,633
0.0
20,000  Lowe's Cos., Inc.,
2.800%,
09/15/2041 14,115
0.0
30,000
(1)
Lowe's Cos., Inc.,
3.000%,
10/15/2050 18,554
0.0
30,000  Lowe's Cos., Inc.,
3.100%,
05/03/2027 29,650
0.0
15,000  Lowe's Cos., Inc.,
3.350%,
04/01/2027 14,886
0.0
10,000  Lowe's Cos., Inc.,
3.500%,
04/01/2051 6,798
0.0
30,000  Lowe's Cos., Inc.,
3.650%,
04/05/2029 29,353
0.0
23,000  Lowe's Cos., Inc.,
3.700%,
04/15/2046 16,961
0.0
26,000  Lowe's Cos., Inc.,
3.750%,
04/01/2032 24,613
0.0
26,000  Lowe's Cos., Inc.,
4.050%,
05/03/2047 19,961
0.0
26,000  Lowe's Cos., Inc.,
4.250%,
04/01/2052 19,943
0.0
9,000  Lowe's Cos., Inc.,
4.375%,
09/15/2045 7,360
0.0
42,000  Lowe's Cos., Inc.,
4.450%,
04/01/2062 31,817
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
25,000  Lowe's Cos., Inc.,
4.500%,
04/15/2030 $ 25,034
0.0
12,000  Lowe's Cos., Inc.,
4.550%,
04/05/2049 9,838
0.0
10,000  Lowe's Cos., Inc.,
4.650%,
04/15/2042 8,891
0.0
25,000
(1)
Lowe's Cos., Inc.,
5.000%,
04/15/2033 25,147
0.0
7,000  Lowe's Cos., Inc.,
5.000%,
04/15/2040 6,632
0.0
9,000  Lowe's Cos., Inc.,
5.125%,
04/15/2050 7,978
0.0
20,000  Lowe's Cos., Inc.,
5.150%,
07/01/2033 20,238
0.0
7,000  Lowe's Cos., Inc.,
5.500%,
10/15/2035 7,166
0.0
10,000  Lowe's Cos., Inc.,
5.750%,
07/01/2053 9,673
0.0
20,000  Lowe's Cos., Inc.,
5.800%,
09/15/2062 19,013
0.0
10,000  Lowe's Cos., Inc.,
5.850%,
04/01/2063 9,580
0.0
6,000  Lowe's Cos., Inc.,
6.500%,
03/15/2029 6,334
0.0
17,000  Magna International,
Inc., 2.450%,
06/15/2030 15,601
0.0
14,000  Magna International,
Inc., 5.875%,
06/01/2035 14,509
0.0
79,000  Marriott International,
Inc., 5.000%,
10/15/2027 79,735
0.0
28,000
(1)
Marriott International,
Inc., 5.100%,
05/01/2038 26,631
0.0
42,000  Marriott International,
Inc., 5.500%,
04/15/2037 41,835
0.0
129,000  Marriott International,
Inc. HH, 2.850%,
04/15/2031 118,163
0.1
10,000  Mattel, Inc., 5.450%,
11/01/2041 9,072
0.0
97,000  McDonald's Corp.,
MTN, 3.625%,
09/01/2049 69,862
0.0
17,000  McDonald's Corp.,
MTN, 4.600%,
05/26/2045 14,691
0.0
82,000  McDonald's Corp.,
MTN, 4.700%,
12/09/2035 80,439
0.0
111,000  McDonald's Corp.,
MTN, 6.300%,
10/15/2037 121,742
0.1
7,000
(1)
MDC Holdings, Inc.,
2.500%,
01/15/2031 6,198
0.0
6,000  MDC Holdings, Inc.,
3.850%,
01/15/2030 5,727
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
7,000  MDC Holdings, Inc.,
3.966%,
08/06/2061 $ 4,634
0.0
10,000  MDC Holdings, Inc.,
6.000%,
01/15/2043 9,150
0.0
30,000  Mercedes-Benz Finance
North America LLC,
8.500%,
01/18/2031 34,757
0.0
9,000  Meritage Homes Corp.,
5.650%,
03/15/2035 8,995
0.0
63,000  NIKE, Inc., 2.375%,
11/01/2026 62,412
0.0
13,000  NIKE, Inc., 3.375%,
11/01/2046 9,350
0.0
68,000  NIKE, Inc., 3.375%,
03/27/2050 47,342
0.0
15,000  NVR, Inc., 3.000%,
05/15/2030 14,129
0.0
10,000  O'Reilly Automotive,
Inc., 1.750%,
03/15/2031 8,727
0.0
15,000  O'Reilly Automotive,
Inc., 3.600%,
09/01/2027 14,851
0.0
10,000  O'Reilly Automotive,
Inc., 3.900%,
06/01/2029 9,847
0.0
10,000  O'Reilly Automotive,
Inc., 4.200%,
04/01/2030 9,891
0.0
10,000  O'Reilly Automotive,
Inc., 4.350%,
06/01/2028 10,011
0.0
17,000  O'Reilly Automotive,
Inc., 4.700%,
06/15/2032 16,891
0.0
15,000  O'Reilly Automotive,
Inc., 5.750%,
11/20/2026 15,127
0.0
6,000  PACCAR Financial
Corp., 4.600%,
01/10/2028 6,064
0.0
10,000
(1)
PACCAR Financial
Corp., DMTN, 5.200%,
11/09/2026 10,073
0.0
6,000
(1)
PACCAR Financial
Corp., MTN, 1.100%,
05/11/2026 5,981
0.0
6,000  PACCAR Financial
Corp., MTN, 2.000%,
02/04/2027 5,895
0.0
12,000  PACCAR Financial
Corp., MTN, 4.600%,
01/31/2029 12,178
0.0
6,000  PACCAR Financial
Corp., MTN, 4.950%,
08/10/2028 6,108
0.0
23,000  PACCAR Financial
Corp., MTN, 5.000%,
03/22/2034 23,253
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
8,000  PACCAR Financial
Corp., MTN, 5.050%,
08/10/2026 $ 8,025
0.0
14,000  Polaris, Inc., 5.600%,
03/01/2031 13,882
0.0
8,000  PulteGroup, Inc.,
6.375%,
05/15/2033 8,586
0.0
17,000  PulteGroup, Inc.,
7.875%,
06/15/2032 19,461
0.0
9,000  PVH Corp., 5.500%,
06/13/2030 9,070
0.0
17,000  Ralph Lauren Corp.,
5.000%,
06/15/2032 17,271
0.0
9,000  Ross Stores, Inc.,
1.875%,
04/15/2031 7,900
0.0
32,000  Royal Caribbean
Cruises Ltd., 5.250%,
02/27/2038 30,455
0.0
28,000
(1)
Royal Caribbean
Cruises Ltd., 5.375%,
01/15/2036 27,520
0.0
10,000  Southwest Airlines Co.,
2.625%,
02/10/2030 9,154
0.0
17,000
(1)
Southwest Airlines Co.,
3.000%,
11/15/2026 16,853
0.0
6,000  Southwest Airlines Co.,
3.450%,
11/16/2027 5,891
0.0
36,000  Southwest Airlines Co.,
5.125%,
06/15/2027 36,125
0.0
12,000  Southwest Airlines Co.,
5.250%,
11/15/2035 11,270
0.0
10,000  Starbucks Corp.,
2.000%,
03/12/2027 9,788
0.0
15,000  Starbucks Corp.,
2.250%,
03/12/2030 13,761
0.0
10,000  Starbucks Corp.,
2.450%,
06/15/2026 9,963
0.0
25,000  Starbucks Corp.,
2.550%,
11/15/2030 22,878
0.0
20,000
(1)
Starbucks Corp.,
3.000%,
02/14/2032 18,231
0.0
10,000  Starbucks Corp.,
3.350%,
03/12/2050 6,747
0.0
12,000
(1)
Starbucks Corp.,
3.500%,
03/01/2028 11,824
0.0
4,000
(1)
Starbucks Corp.,
3.500%,
11/15/2050 2,762
0.0
20,000  Starbucks Corp.,
3.550%,
08/15/2029 19,493
0.0
10,000  Starbucks Corp.,
3.750%,
12/01/2047 7,381
0.0
15,000  Starbucks Corp.,
4.000%,
11/15/2028 14,882
0.0
7,000  Starbucks Corp.,
4.300%,
06/15/2045 5,738
0.0
20,000  Starbucks Corp.,
4.450%,
08/15/2049 16,315
0.0
20,000  Starbucks Corp.,
4.500%,
11/15/2048 16,513
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
10,000  Starbucks Corp.,
4.800%,
02/15/2033 $ 9,966
0.0
20,000  Starbucks Corp.,
4.850%,
02/08/2027 20,099
0.0
10,000  Starbucks Corp.,
4.900%,
02/15/2031 10,115
0.0
10,000
(1)
Starbucks Corp.,
5.000%,
02/15/2034 10,063
0.0
10,000  Tapestry, Inc., 3.050%,
03/15/2032 9,062
0.0
8,000  Tapestry, Inc., 4.125%,
07/15/2027 7,967
0.0
17,000  Tapestry, Inc., 5.500%,
03/11/2035 17,037
0.0
171,000
(1)
Target Corp., 1.950%,
01/15/2027 168,355
0.1
15,000  Target Corp., 2.350%,
02/15/2030 13,986
0.0
10,000  Target Corp., 2.650%,
09/15/2030 9,300
0.0
25,000
(1)
Target Corp., 2.950%,
01/15/2052 15,739
0.0
12,000  Target Corp., 3.625%,
04/15/2046 9,062
0.0
11,000  Target Corp., 3.900%,
11/15/2047 8,609
0.0
23,000  Target Corp., 4.000%,
07/01/2042 19,064
0.0
10,000
(1)
Target Corp., 4.400%,
01/15/2033 9,951
0.0
20,000
(1)
Target Corp., 4.500%,
09/15/2032 20,162
0.0
23,000
(1)
Target Corp., 4.800%,
01/15/2053 20,259
0.0
6,000  Target Corp., 6.350%,
11/01/2032 6,576
0.0
53,000  TJX Cos., Inc., 1.600%,
05/15/2031 46,389
0.0
14,000
(1)
Toll Brothers Finance
Corp., 5.600%,
06/15/2035 14,283
0.0
11,000
(1)
Toyota Motor Corp.,
2.362%,
03/25/2031 9,964
0.0
5,000
(1)
Toyota Motor Corp.,
5.053%,
06/30/2035 5,059
0.0
10,000  Toyota Motor Corp.,
5.123%,
07/13/2033 10,235
0.0
10,000  Toyota Motor Credit
Corp., 1.900%,
09/12/2031 8,712
0.0
10,000  Toyota Motor Credit
Corp., 4.700%,
01/12/2033 9,967
0.0
41,000  Toyota Motor Credit
Corp., 5.350%,
01/09/2035 41,939
0.0
202,000
(1)
Toyota Motor Credit
Corp., GMTN, 3.050%,
01/11/2028 198,405
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
171,000  Toyota Motor Credit
Corp., MTN, 1.900%,
04/06/2028 $ 163,842
0.1
8,000  Toyota Motor Credit
Corp., MTN, 2.400%,
01/13/2032 7,104
0.0
171,000
(1)
Toyota Motor Credit
Corp., MTN, 3.200%,
01/11/2027 169,740
0.1
16,000  Toyota Motor Credit
Corp., MTN, 4.800%,
01/05/2034 15,919
0.0
29,000  Toyota Motor Credit
Corp. B, 4.800%,
01/11/2036 28,315
0.0
13,000  Tractor Supply Co.,
1.750%,
11/01/2030 11,465
0.0
15,000  Tractor Supply Co.,
5.250%,
05/15/2033 15,237
0.0
28,678  United Airlines Pass
Through Trust 2016-1,
A, 3.450%,
01/07/2030 27,885
0.0
111,142  United Airlines Pass
Through Trust 2018-1,
AA, 3.500%,
09/01/2031 108,135
0.0
25,000  Walmart, Inc., 1.050%,
09/17/2026 24,673
0.0
25,000  Walmart, Inc., 1.500%,
09/22/2028 23,599
0.0
40,000
(1)
Walmart, Inc., 1.800%,
09/22/2031 35,452
0.0
7,000  Walmart, Inc., 2.375%,
09/24/2029 6,625
0.0
17,000  Walmart, Inc., 2.500%,
09/22/2041 12,202
0.0
13,000  Walmart, Inc., 2.950%,
09/24/2049 8,686
0.0
16,000  Walmart, Inc., 3.050%,
07/08/2026 15,962
0.0
15,000  Walmart, Inc., 3.250%,
07/08/2029 14,665
0.0
8,000  Walmart, Inc., 3.625%,
12/15/2047 6,180
0.0
26,000
(1)
Walmart, Inc., 3.700%,
06/26/2028 25,870
0.0
15,000  Walmart, Inc., 3.900%,
04/15/2028 14,993
0.0
20,000  Walmart, Inc., 3.950%,
09/09/2027 20,016
0.0
12,000  Walmart, Inc., 3.950%,
06/28/2038 11,087
0.0
10,000  Walmart, Inc., 4.000%,
04/15/2030 9,993
0.0
7,000  Walmart, Inc., 4.000%,
04/11/2043 5,976
0.0
29,000  Walmart, Inc., 4.050%,
06/29/2048 23,682
0.0
26,000
(1)
Walmart, Inc., 4.100%,
04/15/2033 25,615
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
25,000
(1)
Walmart, Inc., 4.150%,
09/09/2032 $ 24,914
0.0
6,000  Walmart, Inc., 4.300%,
04/22/2044 5,308
0.0
20,000  Walmart, Inc., 4.500%,
09/09/2052 17,261
0.0
26,000
(1)
Walmart, Inc., 4.500%,
04/15/2053 22,520
0.0
7,000  Walmart, Inc., 5.000%,
10/25/2040 7,072
0.0
23,000  Walmart, Inc., 5.250%,
09/01/2035 24,025
0.0
12,000  Walmart, Inc., 5.625%,
04/01/2040 12,717
0.0
11,000  Walmart, Inc., 5.625%,
04/15/2041 11,553
0.0
8,000  Walmart, Inc., 5.875%,
04/05/2027 8,174
0.0
16,000  Walmart, Inc., 6.200%,
04/15/2038 17,829
0.0
21,000  Walmart, Inc., 6.500%,
08/15/2037 24,042
0.0
10,000  Walmart, Inc., 7.550%,
02/15/2030 11,203
0.0
8,000  WW Grainger, Inc.,
3.750%,
05/15/2046 6,230
0.0
8,000  WW Grainger, Inc.,
4.200%,
05/15/2047 6,616
0.0
20,000  WW Grainger, Inc.,
4.600%,
06/15/2045 17,769
0.0
7,403,255
1.5
Consumer, Non-cyclical : 4.2%
76,000  Abbott Laboratories,
3.750%,
11/30/2026 75,899
0.0
29,000  Abbott Laboratories,
4.750%,
11/30/2036 28,509
0.0
93,000  Abbott Laboratories,
4.900%,
11/30/2046 85,457
0.0
200,000  Abbott Laboratories,
5.600%,
03/15/2066 195,102
0.1
124,000  AbbVie, Inc., 3.200%,
11/21/2029 119,564
0.1
124,000  AbbVie, Inc., 4.050%,
11/21/2039 108,896
0.0
78,000  AbbVie, Inc., 4.250%,
11/21/2049 63,359
0.0
22,000  AbbVie, Inc., 4.300%,
05/14/2036 20,797
0.0
97,000  AbbVie, Inc., 4.450%,
05/14/2046 83,333
0.0
95,000  AbbVie, Inc., 4.550%,
03/15/2035 92,277
0.0
60,000  AbbVie, Inc., 4.700%,
05/14/2045 53,555
0.0
17,000  AbbVie, Inc., 4.750%,
03/15/2045 15,214
0.0
61,000  AbbVie, Inc., 5.400%,
03/15/2054 58,287
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
122,000  AbbVie, Inc., 5.650%,
03/15/2066 $ 118,902
0.0
7,000  AdventHealth Obligated
Group E, 2.795%,
11/15/2051 4,313
0.0
17,000  Adventist Health
System/West, 2.952%,
03/01/2029 16,183
0.0
17,000  Adventist Health
System/West, 3.630%,
03/01/2049 11,430
0.0
7,000
(1)
Adventist Health
System/West, 5.430%,
03/01/2032 7,114
0.0
9,000  Adventist Health
System/West, 5.757%,
12/01/2034 9,271
0.0
9,000  Advocate Health
& Hospitals Corp.,
3.387%,
10/15/2049 6,337
0.0
8,000  Advocate Health
& Hospitals Corp.,
3.829%,
08/15/2028 7,934
0.0
8,000  Advocate Health
& Hospitals Corp.,
4.272%,
08/15/2048 6,552
0.0
6,000  Advocate Health &
Hospitals Corp. 2020,
2.211%,
06/15/2030 5,481
0.0
8,000  Advocate Health &
Hospitals Corp. 2020,
3.008%,
06/15/2050 5,199
0.0
47,000  Aetna, Inc., 4.500%,
05/15/2042 39,384
0.0
38,000  Agilent Technologies,
Inc., 2.300%,
03/12/2031 34,096
0.0
5,000  Agilent Technologies,
Inc., 4.750%,
09/09/2034 4,932
0.0
10,000  Ahold Finance
USA LLC, 6.875%,
05/01/2029 10,688
0.0
8,000  AHS Hospital Corp.
2021, 2.780%,
07/01/2051 4,928
0.0
6,000  Allina Health System
2019, 3.887%,
04/15/2049 4,634
0.0
6,000  Allina Health System
2021, 2.902%,
11/15/2051 3,773
0.0
30,000  Altria Group, Inc.,
2.450%,
02/04/2032 26,334
0.0
15,000  Altria Group, Inc.,
3.400%,
05/06/2030 14,340
0.0
30,000  Altria Group, Inc.,
3.400%,
02/04/2041 22,668
0.0
25,000  Altria Group, Inc.,
3.700%,
02/04/2051 17,236
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
30,000  Altria Group, Inc.,
3.875%,
09/16/2046 $ 22,002
0.0
14,000
(1)
Altria Group, Inc.,
4.000%,
02/04/2061 9,813
0.0
18,000  Altria Group, Inc.,
4.250%,
08/09/2042 14,678
0.0
10,000  Altria Group, Inc.,
4.450%,
05/06/2050 7,821
0.0
13,000  Altria Group, Inc.,
4.500%,
05/02/2043 10,812
0.0
39,000  Altria Group, Inc.,
4.800%,
02/14/2029 39,326
0.0
37,000  Altria Group, Inc.,
5.375%,
01/31/2044 34,319
0.0
40,000  Altria Group, Inc.,
5.800%,
02/14/2039 40,178
0.0
22,000
(1)
Altria Group, Inc.,
5.950%,
02/14/2049 21,345
0.0
10,000  Altria Group, Inc.,
6.200%,
11/01/2028 10,434
0.0
10,000  Altria Group, Inc.,
6.875%,
11/01/2033 11,079
0.0
10,000
(1)
American University
2019, 3.672%,
04/01/2049 7,452
0.0
19,000  Amgen, Inc., 2.000%,
01/15/2032 16,450
0.0
403,000  Amgen, Inc., 2.300%,
02/25/2031 364,020
0.1
36,000  Amgen, Inc., 2.770%,
09/01/2053 21,276
0.0
161,000  Amgen, Inc., 3.150%,
02/21/2040 125,331
0.1
19,000  Amgen, Inc., 3.350%,
02/22/2032 17,708
0.0
14,000  Amgen, Inc., 4.200%,
03/01/2033 13,518
0.0
185,000  Amgen, Inc., 4.400%,
05/01/2045 156,155
0.1
12,000  Amgen, Inc., 4.950%,
10/01/2041 11,137
0.0
14,000  Amgen, Inc., 5.150%,
11/15/2041 13,320
0.0
53,000  Amgen, Inc., 5.250%,
03/02/2030 54,435
0.0
8,000  Amgen, Inc., 5.650%,
06/15/2042 7,940
0.0
15,000  Amgen, Inc., 5.650%,
03/02/2053 14,538
0.0
7,000  Amgen, Inc., 5.750%,
03/15/2040 7,185
0.0
9,000  Amgen, Inc., 6.375%,
06/01/2037 9,821
0.0
115,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
4.700%,
02/01/2036 112,053
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
128,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
4.900%,
02/01/2046 $ 115,423
0.0
14,000  Anheuser-Busch InBev
Finance, Inc., 4.700%,
02/01/2036 13,641
0.0
31,000  Anheuser-Busch InBev
Finance, Inc., 4.900%,
02/01/2046 27,860
0.0
38,000  Anheuser-Busch
InBev Worldwide, Inc.,
3.500%,
06/01/2030 36,732
0.0
93,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.750%,
01/23/2029 94,197
0.0
69,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.750%,
04/15/2058 58,382
0.0
15,000
(1)
Anheuser-Busch
InBev Worldwide, Inc.,
4.900%,
01/23/2031 15,347
0.0
33,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.950%,
01/15/2042 30,810
0.0
43,000  Anheuser-Busch
InBev Worldwide, Inc.,
5.450%,
01/23/2039 43,709
0.0
72,000  Anheuser-Busch
InBev Worldwide, Inc.,
5.550%,
01/23/2049 69,978
0.0
8,000  Anheuser-Busch
InBev Worldwide, Inc.,
5.800%,
01/23/2059 8,025
0.0
7,000  Anheuser-Busch
InBev Worldwide, Inc.,
5.875%,
06/15/2035 7,487
0.0
10,000  Anheuser-Busch
InBev Worldwide, Inc.,
8.000%,
11/15/2039 12,524
0.0
28,000
(1)
Anheuser-Busch
InBev Worldwide, Inc.,
8.200%,
01/15/2039 35,209
0.0
20,000  Archer-Daniels-
Midland Co., 2.500%,
08/11/2026 19,886
0.0
15,000  Archer-Daniels-
Midland Co., 2.900%,
03/01/2032 13,691
0.0
20,000  Archer-Daniels-
Midland Co., 3.250%,
03/27/2030 19,182
0.0
8,000
(1)
Archer-Daniels-
Midland Co., 3.750%,
09/15/2047 6,119
0.0
8,000  Archer-Daniels-
Midland Co., 4.016%,
04/16/2043 6,643
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
10,000
(1)
Archer-Daniels-
Midland Co., 4.500%,
08/15/2033 $ 9,878
0.0
12,000  Archer-Daniels-
Midland Co., 4.500%,
03/15/2049 10,136
0.0
8,000  Archer-Daniels-
Midland Co., 4.535%,
03/26/2042 7,142
0.0
9,000  Archer-Daniels-
Midland Co., 5.375%,
09/15/2035 9,278
0.0
7,000  Archer-Daniels-
Midland Co., 5.935%,
10/01/2032 7,512
0.0
24,000  Ascension Health,
3.945%,
11/15/2046 19,115
0.0
12,000  Ascension Health,
4.847%,
11/15/2053 10,709
0.0
18,000  Ascension Health B,
2.532%,
11/15/2029 16,929
0.0
12,000  Ascension Health B,
3.106%,
11/15/2039 9,417
0.0
174,000  AstraZeneca PLC,
4.000%,
01/17/2029 173,629
0.1
138,000  AstraZeneca PLC,
6.450%,
09/15/2037 154,313
0.1
41,000
(1)
Automatic Data
Processing, Inc.,
4.450%,
09/09/2034 40,217
0.0
10,000  Avery Dennison Corp.,
2.250%,
02/15/2032 8,703
0.0
10,000  Avery Dennison Corp.,
2.650%,
04/30/2030 9,248
0.0
10,000  Avery Dennison Corp.,
4.875%,
12/06/2028 10,101
0.0
8,000  Avery Dennison Corp.,
5.750%,
03/15/2033 8,340
0.0
6,000  Banner Health, 1.897%,
01/01/2031 5,342
0.0
6,000  Banner Health, 2.338%,
01/01/2030 5,570
0.0
7,000  Banner Health, 2.907%,
01/01/2042 5,107
0.0
6,000  Banner Health, 2.913%,
01/01/2051 3,817
0.0
6,000  Banner Health 2020,
3.181%,
01/01/2050 4,126
0.0
5,000  Baptist Health South
Florida Obligated
Group 2021, 3.115%,
11/15/2071 2,820
0.0
10,000  Baptist Healthcare
System Obligated
Group 20B, 3.540%,
08/15/2050 7,187
0.0
14,000  BAT Capital Corp.,
3.557%,
08/15/2027 13,851
0.0
17,000  BAT Capital Corp.,
3.984%,
09/25/2050 12,381
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
18,000  Baxalta, Inc., 5.250%,
06/23/2045 $ 16,772
0.0
13,000  Baxter International,
Inc., 1.730%,
04/01/2031 10,892
0.0
13,000  Baxter International,
Inc., 1.915%,
02/01/2027 12,696
0.0
25,000  Baxter International,
Inc., 2.272%,
12/01/2028 23,301
0.0
31,000  Baxter International,
Inc., 2.539%,
02/01/2032 26,139
0.0
23,000
(1)
Baxter International,
Inc., 3.132%,
12/01/2051 13,177
0.0
9,000  Baxter International,
Inc., 3.500%,
08/15/2046 5,919
0.0
10,000
(1)
Baxter International,
Inc., 3.950%,
04/01/2030 9,589
0.0
10,000  BayCare Health
System, Inc. 2020,
3.831%,
11/15/2050 7,558
0.0
8,000  Baylor Scott & White
Holdings, 3.967%,
11/15/2046 6,423
0.0
27,000  Baylor Scott & White
Holdings, 4.185%,
11/15/2045 22,622
0.0
6,000  Baylor Scott & White
Holdings 2021,
1.777%,
11/15/2030 5,336
0.0
18,000  Baylor Scott & White
Holdings 2021,
2.839%,
11/15/2050 11,250
0.0
26,000  Becton Dickinson & Co.,
1.957%,
02/11/2031 22,934
0.0
94,000  Becton Dickinson & Co.,
3.794%,
05/20/2050 68,033
0.0
7,000  Beth Israel Lahey
Health, Inc. L, 3.080%,
07/01/2051 4,571
0.0
30,000  Biogen, Inc., 2.250%,
05/01/2030 27,422
0.0
30,000  Biogen, Inc., 3.150%,
05/01/2050 18,924
0.0
31,000  Biogen, Inc., 3.250%,
02/15/2051 19,635
0.0
23,000  Biogen, Inc., 5.200%,
09/15/2045 20,710
0.0
8,000  Bio-Rad Laboratories,
Inc., 3.300%,
03/15/2027 7,907
0.0
16,000  Bio-Rad Laboratories,
Inc., 3.700%,
03/15/2032 14,868
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
18,000  Block Financial LLC,
5.375%,
09/15/2032 $ 17,478
0.0
8,000  Bon Secours Mercy
Health, Inc., 3.464%,
06/01/2030 7,751
0.0
5,000  Bon Secours Mercy
Health, Inc. 2018,
4.302%,
07/01/2028 5,002
0.0
24,000  Boston Scientific Corp.,
2.650%,
06/01/2030 22,367
0.0
7,000  Boston Scientific Corp.,
4.000%,
03/01/2028 6,981
0.0
9,000  Boston Scientific Corp.,
4.550%,
03/01/2039 8,436
0.0
21,000  Boston Scientific Corp.,
6.250%,
11/15/2035 23,188
0.0
6,000  Boston Scientific Corp.,
7.375%,
01/15/2040 7,127
0.0
202,000  Bristol-Myers
Squibb Co., 1.125%,
11/13/2027 193,032
0.1
66,000
(1)
Bristol-Myers
Squibb Co., 2.350%,
11/13/2040 46,057
0.0
171,000  Bristol-Myers
Squibb Co., 3.250%,
08/01/2042 129,111
0.1
57,000  Bristol-Myers
Squibb Co., 3.900%,
03/15/2062 40,404
0.0
171,000  Bristol-Myers
Squibb Co., 4.625%,
05/15/2044 150,150
0.1
11,000  Brown University A,
2.924%,
09/01/2050 7,170
0.0
6,000  Brown-Forman Corp.,
4.000%,
04/15/2038 5,316
0.0
10,000  Brown-Forman Corp.,
4.500%,
07/15/2045 8,438
0.0
13,000
(1)
Brown-Forman Corp.,
4.750%,
04/15/2033 12,902
0.0
36,000  Bunge Ltd. Finance
Corp., 2.750%,
05/14/2031 32,792
0.0
35,000  Bunge Ltd. Finance
Corp., 5.150%,
08/04/2035 34,866
0.0
5,000  California Endowment,
2021, 2.498%,
04/01/2051 2,959
0.0
10,000  California Institute of
Technology, 3.650%,
09/01/2119 6,249
0.0
8,000  California Institute of
Technology, 4.321%,
08/01/2045 6,850
0.0
7,000  California Institute of
Technology, 4.700%,
11/01/2111 5,620
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
10,000  Campbell Soup Co.,
2.375%,
04/24/2030 $ 8,985
0.0
20,000  Campbell Soup Co.,
3.125%,
04/24/2050 11,969
0.0
20,000  Campbell Soup Co.,
4.150%,
03/15/2028 19,766
0.0
14,000  Campbell Soup Co.,
4.800%,
03/15/2048 11,066
0.0
10,000
(1)
Campbell Soup Co.,
5.200%,
03/19/2027 10,057
0.0
12,000  Campbell Soup Co.,
5.200%,
03/21/2029 12,117
0.0
20,000  Campbell Soup Co.,
5.400%,
03/21/2034 19,418
0.0
53,000  Cardinal Health, Inc.,
4.900%,
09/15/2045 46,916
0.0
21,000
(1)
Cardinal Health, Inc.,
5.750%,
11/15/2054 20,530
0.0
5,000  Case Western Reserve
University 22-C,
5.405%,
06/01/2122 4,527
0.0
7,000  Catholic Health
Services of Long Island
Obligated Group 2020,
3.368%,
07/01/2050 4,770
0.0
5,000  Cedars-Sinai Health
System 2021, 2.288%,
08/15/2031 4,471
0.0
56,000  Cencora, Inc., 2.800%,
05/15/2030 52,302
0.0
22,000  Cencora, Inc., 4.250%,
03/01/2045 18,306
0.0
3,000
(1)
Cencora, Inc., 4.300%,
12/15/2047 2,477
0.0
22,000  Cencora, Inc., 5.650%,
02/13/2056 21,546
0.0
47,000  Centene Corp., 2.450%,
07/15/2028 43,799
0.0
45,000  Centene Corp., 2.500%,
03/01/2031 37,788
0.0
45,000  Centene Corp., 3.000%,
10/15/2030 39,463
0.0
40,000  Centene Corp., 3.375%,
02/15/2030 36,158
0.0
27,000  Centene Corp., 4.250%,
12/15/2027 26,538
0.0
60,000  Centene Corp., 4.625%,
12/15/2029 56,996
0.0
8,000  Children's Health
System of Texas,
2.511%,
08/15/2050 4,671
0.0
5,000  Children's Hospital
2020, 2.928%,
07/15/2050 3,227
0.0
7,000  Children's Hospital
Corp. 2017, 4.115%,
01/01/2047 5,734
0.0
17,000  Children's Hospital
Corp. 2020, 2.585%,
02/01/2050 10,168
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
5,000  Children's Hospital
Medical Center/
Cincinnati OH, 4.268%,
05/15/2044 $ 4,323
0.0
9,000  Children's Hospital of
Philadelphia 2020,
2.704%,
07/01/2050 5,541
0.0
6,000  CHRISTUS Health C,
4.341%,
07/01/2028 5,985
0.0
52,000  Church & Dwight
Co., Inc., 5.600%,
11/15/2032 54,760
0.0
47,000  Cigna Group, 2.375%,
03/15/2031 42,241
0.0
171,000  Cigna Group, 3.400%,
03/01/2027 169,465
0.1
38,000  Cigna Group, 3.400%,
03/15/2051 25,777
0.0
45,000  Cigna Group, 4.800%,
08/15/2038 42,332
0.0
34,000  Cigna Group, 4.800%,
07/15/2046 29,367
0.0
171,000  Cigna Group, 4.900%,
12/15/2048 148,589
0.1
20,000  Cintas Corp. No 2,
3.700%,
04/01/2027 19,910
0.0
16,000  Cintas Corp. No 2,
4.000%,
05/01/2032 15,528
0.0
5,000  City of Hope 2013,
5.623%,
11/15/2043 4,883
0.0
5,000  Claremont Mckenna
College, 3.775%,
01/01/2122 3,244
0.0
8,000
(1)
Cleveland Clinic
Foundation, 4.858%,
01/01/2114 6,689
0.0
49,000
(1)
Clorox Co., 1.800%,
05/15/2030 43,868
0.0
171,000  Coca-Cola Co., 1.500%,
03/05/2028 163,447
0.1
65,000
(1)
Coca-Cola Co., 1.650%,
06/01/2030 58,776
0.0
89,000  Coca-Cola Co., 2.500%,
03/15/2051 52,346
0.0
18,000
(1)
Coca-Cola Co., 2.750%,
06/01/2060 10,321
0.0
58,000  Coca-Cola Co., 2.900%,
05/25/2027 57,307
0.0
79,000  Coca-Cola Co., 3.000%,
03/05/2051 51,687
0.0
40,000  Coca-Cola Co., 5.400%,
05/13/2064 38,080
0.0
14,000  Coca-Cola
Consolidated, Inc.,
5.250%,
06/01/2029 14,313
0.0
10,000  Coca-Cola
Consolidated, Inc.,
5.450%,
06/01/2034 10,255
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
32,000  Colgate-Palmolive
Co., MTN, 3.700%,
08/01/2047 $ 24,868
0.0
11,000  CommonSpirit Health,
2.782%,
10/01/2030 10,121
0.0
19,000  CommonSpirit Health,
3.347%,
10/01/2029 18,197
0.0
14,000  CommonSpirit Health,
3.817%,
10/01/2049 10,330
0.0
13,000  CommonSpirit Health,
3.910%,
10/01/2050 9,582
0.0
16,000  CommonSpirit Health,
4.187%,
10/01/2049 12,389
0.0
44,000
(1)
CommonSpirit Health,
4.350%,
11/01/2042 37,464
0.0
16,000  CommonSpirit Health,
5.205%,
12/01/2031 16,326
0.0
15,000  CommonSpirit Health,
5.318%,
12/01/2034 15,032
0.0
10,000  CommonSpirit Health,
5.548%,
12/01/2054 9,456
0.0
10,000  CommonSpirit Health,
6.073%,
11/01/2027 10,254
0.0
6,000  CommonSpirit Health,
6.461%,
11/01/2052 6,398
0.0
8,000  Community Health
Network, Inc. 20-A,
3.099%,
05/01/2050 5,097
0.0
20,000  Conagra Brands, Inc.,
1.375%,
11/01/2027 19,020
0.0
26,000  Conagra Brands, Inc.,
4.850%,
11/01/2028 26,031
0.0
10,000  Conagra Brands, Inc.,
5.300%,
10/01/2026 10,048
0.0
20,000  Conagra Brands, Inc.,
5.300%,
11/01/2038 18,613
0.0
20,000
(1)
Conagra Brands, Inc.,
5.400%,
11/01/2048 17,009
0.0
8,000  Conagra Brands, Inc.,
7.000%,
10/01/2028 8,422
0.0
6,000  Conagra Brands, Inc.,
8.250%,
09/15/2030 6,760
0.0
203,000
(1)
Constellation Brands,
Inc., 2.250%,
08/01/2031 179,127
0.1
6,000  Corewell Health
Obligated Group 19A,
3.487%,
07/15/2049 4,287
0.0
20,000  Cornell University
2025, 4.733%,
06/15/2035 19,832
0.0
10,000  Cottage Health
Obligated Group 2020,
3.304%,
11/01/2049 6,935
0.0
232,000  CVS Health Corp.,
3.625%,
04/01/2027 230,063
0.1
101,000  CVS Health Corp.,
4.300%,
03/25/2028 100,663
0.0
101,000  CVS Health Corp.,
4.780%,
03/25/2038 93,130
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
141,000  CVS Health Corp.,
5.050%,
03/25/2048 $ 121,058
0.1
180,000  CVS Health Corp.,
5.125%,
07/20/2045 158,149
0.1
120,000  CVS Health Corp.,
6.250%,
09/15/2065 117,335
0.0
77,000  Danaher Corp., 2.800%,
12/10/2051 47,478
0.0
5,000  Dartmouth-Hitchcock
Health B, 4.178%,
08/01/2048 3,920
0.0
13,000
(1)
DENTSPLY SIRONA,
Inc., 3.250%,
06/01/2030 11,976
0.0
137,000  Diageo Capital PLC,
2.125%,
04/29/2032 118,234
0.0
31,000  Diageo Capital PLC,
3.875%,
05/18/2028 30,789
0.0
5,000  Diageo Capital PLC,
3.875%,
04/29/2043 3,979
0.0
6,000
(1)
Dignity Health, 4.500%,
11/01/2042 5,177
0.0
17,000  Dignity Health, 5.267%,
11/01/2064 15,202
0.0
8,000  Duke University 2020,
2.682%,
10/01/2044 5,921
0.0
18,000  Duke University 2020,
2.757%,
10/01/2050 11,514
0.0
12,000  Duke University Health
System, Inc. 2017,
3.920%,
06/01/2047 9,468
0.0
10,000  Edwards Lifesciences
Corp., 4.300%,
06/15/2028 9,991
0.0
151,000  Elevance Health, Inc.,
2.550%,
03/15/2031 136,296
0.1
46,000  Elevance Health, Inc.,
3.125%,
05/15/2050 29,534
0.0
22,000  Elevance Health, Inc.,
3.600%,
03/15/2051 15,287
0.0
202,000  Elevance Health, Inc.,
3.650%,
12/01/2027 199,756
0.1
151,000  Elevance Health, Inc.,
4.101%,
03/01/2028 150,045
0.1
46,000  Elevance Health, Inc.,
4.550%,
05/15/2052 37,087
0.0
86,000  Elevance Health, Inc.,
4.650%,
08/15/2044 73,725
0.0
40,000  Elevance Health, Inc.,
5.850%,
11/01/2064 38,283
0.0
27,000  Eli Lilly & Co., 2.250%,
05/15/2050 15,231
0.0
132,000  Eli Lilly & Co., 2.500%,
09/15/2060 70,043
0.0
9,000  Eli Lilly & Co., 3.100%,
05/15/2027 8,914
0.0
21,000  Eli Lilly & Co., 3.375%,
03/15/2029 20,590
0.0
9,000  Eli Lilly & Co., 3.700%,
03/01/2045 7,072
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
7,000  Eli Lilly & Co., 3.950%,
05/15/2047 $ 5,603
0.0
21,000  Eli Lilly & Co., 3.950%,
03/15/2049 16,536
0.0
12,000  Eli Lilly & Co., 4.150%,
03/15/2059 9,365
0.0
20,000  Eli Lilly & Co., 4.500%,
02/09/2029 20,202
0.0
66,000  Eli Lilly & Co., 4.600%,
08/14/2034 65,356
0.0
22,000  Eli Lilly & Co., 4.700%,
02/27/2033 22,167
0.0
30,000  Eli Lilly & Co., 4.700%,
02/09/2034 29,962
0.0
27,000  Eli Lilly & Co., 4.875%,
02/27/2053 24,142
0.0
22,000  Eli Lilly & Co., 4.950%,
02/27/2063 19,328
0.0
30,000  Eli Lilly & Co., 5.000%,
02/09/2054 27,350
0.0
13,000  Eli Lilly & Co., 5.050%,
08/14/2054 11,937
0.0
24,000  Eli Lilly & Co., 5.100%,
02/09/2064 21,608
0.0
9,000
(1)
Eli Lilly & Co., 5.500%,
03/15/2027 9,127
0.0
10,000  Eli Lilly & Co., 5.550%,
03/15/2037 10,548
0.0
8,000  Emory University 2020,
2.143%,
09/01/2030 7,278
0.0
8,000  Emory University 2020,
2.969%,
09/01/2050 5,254
0.0
20,000  Equifax, Inc., 2.350%,
09/15/2031 17,540
0.0
12,000  Equifax, Inc., 3.100%,
05/15/2030 11,245
0.0
15,000  Equifax, Inc., 5.100%,
12/15/2027 15,157
0.0
14,000  Equifax, Inc., 5.100%,
06/01/2028 14,182
0.0
15,000  Estee Lauder Cos., Inc.,
1.950%,
03/15/2031 13,233
0.0
29,000  Estee Lauder Cos., Inc.,
3.125%,
12/01/2049 18,408
0.0
49,000  Estee Lauder Cos., Inc.,
3.700%,
08/15/2042 37,840
0.0
14,000  Flowers Foods, Inc.,
2.400%,
03/15/2031 11,846
0.0
8,000  Flowers Foods, Inc.,
6.200%,
03/15/2055 6,495
0.0
15,000
(1)
Ford Foundation 2020,
2.415%,
06/01/2050 8,863
0.0
15,000  Ford Foundation 2020,
2.815%,
06/01/2070 8,396
0.0
6,000  Franciscan Missionaries
of Our Lady Health
System, Inc. B,
3.914%,
07/01/2049 4,508
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
5,000  Fred Hutchinson
Cancer Center 2022,
4.966%,
01/01/2052 $ 4,528
0.0
24,000  GE HealthCare
Technologies, Inc.,
5.500%,
06/15/2035 24,499
0.0
105,000  GE HealthCare
Technologies, Inc.,
5.857%,
03/15/2030 109,600
0.0
26,000  GE HealthCare
Technologies, Inc.,
5.905%,
11/22/2032 27,437
0.0
100,000  General Mills, Inc.,
3.000%,
02/01/2051 61,444
0.0
7,000  George Washington
University, 4.868%,
09/15/2045 6,380
0.0
18,000  George Washington
University 2014,
4.300%,
09/15/2044 15,118
0.0
16,000  George Washington
University 2018,
4.126%,
09/15/2048 12,899
0.0
20,000  Georgetown University
B, 4.315%,
04/01/2049 16,434
0.0
6,000  Gilead Sciences, Inc.,
4.150%,
03/01/2047 4,859
0.0
69,000  Gilead Sciences, Inc.,
4.500%,
02/01/2045 59,633
0.0
77,000  Gilead Sciences, Inc.,
4.750%,
03/01/2046 68,281
0.0
120,000  Gilead Sciences, Inc.,
4.800%,
04/01/2044 108,386
0.0
10,000  Gilead Sciences, Inc.,
5.600%,
11/15/2064 9,693
0.0
100,000  GlaxoSmithKline
Capital, Inc., 4.200%,
03/18/2043 86,629
0.0
15,000  Global Payments, Inc.,
2.150%,
01/15/2027 14,731
0.0
20,000  Global Payments, Inc.,
2.900%,
05/15/2030 18,291
0.0
15,000  Global Payments, Inc.,
2.900%,
11/15/2031 13,164
0.0
25,000  Global Payments, Inc.,
3.200%,
08/15/2029 23,587
0.0
55,000  Global Payments, Inc.,
4.150%,
08/15/2049 39,308
0.0
15,000  Global Payments, Inc.,
4.800%,
04/01/2026 15,000
0.0
10,000  Global Payments, Inc.,
4.950%,
08/15/2027 10,022
0.0
10,000  Global Payments, Inc.,
5.300%,
08/15/2029 10,078
0.0
15,000
(1)
Global Payments, Inc.,
5.400%,
08/15/2032 14,885
0.0
15,000
(1)
Global Payments, Inc.,
5.950%,
08/15/2052 13,817
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
6,000  Hackensack Meridian
Health, Inc., 4.211%,
07/01/2048 $ 4,956
0.0
6,000  Hackensack Meridian
Health, Inc., 4.500%,
07/01/2057 5,097
0.0
10,000  Hackensack Meridian
Health, Inc. 2020,
2.675%,
09/01/2041 7,164
0.0
10,000  Hackensack Meridian
Health, Inc. 2020,
2.875%,
09/01/2050 6,242
0.0
76,000  Haleon US Capital LLC,
3.625%,
03/24/2032 71,446
0.0
6,000  Hartford HealthCare
Corp., 3.447%,
07/01/2054 4,416
0.0
19,000  HCA, Inc., 2.375%,
07/15/2031 16,799
0.0
22,000  HCA, Inc., 3.125%,
03/15/2027 21,724
0.0
10,000  HCA, Inc., 3.375%,
03/15/2029 9,684
0.0
58,000  HCA, Inc., 3.500%,
09/01/2030 55,097
0.0
33,000  HCA, Inc., 3.500%,
07/15/2051 21,861
0.0
43,000  HCA, Inc., 3.625%,
03/15/2032 39,973
0.0
43,000  HCA, Inc., 4.125%,
06/15/2029 42,415
0.0
10,000  HCA, Inc., 4.375%,
03/15/2042 8,419
0.0
26,000  HCA, Inc., 4.500%,
02/15/2027 26,003
0.0
43,000  HCA, Inc., 4.625%,
03/15/2052 34,354
0.0
22,000  HCA, Inc., 5.125%,
06/15/2039 20,745
0.0
22,000  HCA, Inc., 5.200%,
06/01/2028 22,334
0.0
33,000  HCA, Inc., 5.250%,
06/15/2026 33,020
0.0
43,000  HCA, Inc., 5.250%,
06/15/2049 37,973
0.0
22,000  HCA, Inc., 5.375%,
09/01/2026 22,018
0.0
27,000  HCA, Inc., 5.450%,
09/15/2034 27,262
0.0
27,000  HCA, Inc., 5.500%,
06/01/2033 27,550
0.0
33,000  HCA, Inc., 5.500%,
06/15/2047 30,272
0.0
33,000  HCA, Inc., 5.625%,
09/01/2028 33,667
0.0
22,000  HCA, Inc., 5.875%,
02/01/2029 22,645
0.0
22,000  HCA, Inc., 5.900%,
06/01/2053 20,964
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
12,000  HCA, Inc., 5.950%,
09/15/2054 $ 11,553
0.0
66,000
(1)
HCA, Inc., 6.100%,
04/01/2064 63,776
0.0
151,000  Hershey Co., 2.300%,
08/15/2026 150,059
0.1
32,000  Hershey Co., 2.650%,
06/01/2050 19,582
0.0
11,000  Hoag Memorial Hospital
Presbyterian, 3.803%,
07/15/2052 8,249
0.0
64,000
(1)
Hormel Foods Corp.,
1.800%,
06/11/2030 57,536
0.0
5,000  Howard University 22A,
5.209%,
10/01/2052 4,138
0.0
2,000  Humana, Inc., 3.950%,
08/15/2049 1,401
0.0
129,000  Humana, Inc., 4.950%,
10/01/2044 108,096
0.0
21,000
(1)
Illumina, Inc., 2.550%,
03/23/2031 18,818
0.0
8,000  Indiana University
Health, Inc. Obligated
Group, 3.970%,
11/01/2048 6,277
0.0
12,000  Ingredion, Inc., 2.900%,
06/01/2030 11,249
0.0
10,000  Ingredion, Inc., 3.200%,
10/01/2026 9,949
0.0
8,000
(1)
Ingredion, Inc., 3.900%,
06/01/2050 5,927
0.0
7,000  Inova Health System
Foundation, 4.068%,
05/15/2052 5,504
0.0
8,000  Integris Baptist Medical
Center, Inc. A, 3.875%,
08/15/2050 5,824
0.0
6,000  Iowa Health System
2020, 3.665%,
02/15/2050 4,481
0.0
38,000  IQVIA, Inc., 6.250%,
02/01/2029 39,517
0.0
9,000  J Paul Getty Trust,
4.905%,
04/01/2035 9,027
0.0
63,000  JBS NV/JBS USA
Foods Group Holdings,
Inc./JBS USA Food
Co. Holdings, 6.375%,
04/15/2066 61,898
0.0
12,000
(1)
JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
3.000%,
02/02/2029 11,518
0.0
20,000  JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
3.000%,
05/15/2032 17,785
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
19,000  JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
3.625%,
01/15/2032 $ 17,622
0.0
10,000  JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
3.750%,
12/01/2031 9,359
0.0
19,000  JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
4.375%,
02/02/2052 14,476
0.0
32,000  JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
5.750%,
04/01/2033 33,052
0.0
33,000  JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
6.500%,
12/01/2052 33,439
0.0
30,000  JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
6.750%,
03/15/2034 33,014
0.0
57,000
(1)
JM Smucker Co.,
6.500%,
11/15/2053 59,278
0.0
14,000  Johns Hopkins Health
System Corp., 3.837%,
05/15/2046 11,064
0.0
7,000  Johns Hopkins
University 2013,
4.083%,
07/01/2053 5,584
0.0
17,000
(1)
Johns Hopkins
University A, 4.705%,
07/01/2032 17,204
0.0
35,000  Johnson & Johnson,
1.300%,
09/01/2030 31,100
0.0
179,000  Johnson & Johnson,
2.900%,
01/15/2028 175,947
0.1
172,000  Johnson & Johnson,
3.625%,
03/03/2037 154,605
0.1
40,000  Johnson & Johnson,
3.700%,
03/01/2046 31,806
0.0
86,000  Johnson & Johnson,
3.750%,
03/03/2047 68,126
0.0
12,000  Kaiser Foundation
Hospitals, 3.150%,
05/01/2027 11,880
0.0
26,000  Kaiser Foundation
Hospitals, 4.150%,
05/01/2047 21,198
0.0
12,000  Kaiser Foundation
Hospitals, 4.875%,
04/01/2042 11,131
0.0
20,000
(1)
Kaiser Foundation
Hospitals 2019,
3.266%,
11/01/2049 13,744
0.0
25,000  Kaiser Foundation
Hospitals 2021,
2.810%,
06/01/2041 18,175
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
8,000  Kaiser Foundation
Hospitals 2021,
3.002%,
06/01/2051 $ 5,137
0.0
90,000  Kellogg Co., 2.100%,
06/01/2030 81,900
0.0
12,000  Kellogg Co., 3.250%,
04/01/2026 12,000
0.0
28,000  Kenvue, Inc., 5.050%,
03/22/2053 25,341
0.0
42,000
(1)
Kenvue, Inc., 5.200%,
03/22/2063 37,648
0.0
111,000  Keurig Dr Pepper, Inc.,
3.350%,
03/15/2051 71,394
0.0
11,000  Keurig Dr Pepper, Inc.,
4.500%,
11/15/2045 8,898
0.0
10,000  Keurig Dr Pepper,
Inc. 31*, 2.250%,
03/15/2031 8,837
0.0
51,000  Kimberly-Clark Corp.,
2.875%,
02/07/2050 32,954
0.0
14,000  Kimberly-Clark Corp.,
6.625%,
08/01/2037 15,848
0.0
10,000  Koninklijke Ahold
Delhaize NV, 5.700%,
10/01/2040 10,001
0.0
10,000  Koninklijke Philips NV,
5.000%,
03/15/2042 9,111
0.0
14,000  Koninklijke Philips NV,
6.875%,
03/11/2038 15,455
0.0
184,000  Kraft Heinz Foods Co.,
4.375%,
06/01/2046 144,003
0.1
3,000  Kraft Heinz Foods Co.,
4.875%,
10/01/2049 2,455
0.0
10,000  Kroger Co., 1.700%,
01/15/2031 8,742
0.0
25,000  Kroger Co., 2.650%,
10/15/2026 24,778
0.0
20,000  Kroger Co., 4.450%,
02/01/2047 16,437
0.0
42,000  Kroger Co., 5.000%,
09/15/2034 41,483
0.0
7,000  Kroger Co., 5.000%,
04/15/2042 6,506
0.0
8,000  Kroger Co., 5.150%,
08/01/2043 7,445
0.0
6,000  Kroger Co., 5.400%,
07/15/2040 5,877
0.0
40,000
(1)
Kroger Co., 5.500%,
09/15/2054 37,174
0.0
20,000  Kroger Co., 5.650%,
09/15/2064 18,558
0.0
7,000  Kroger Co., 6.900%,
04/15/2038 7,957
0.0
58,000  Kroger Co., 7.500%,
04/01/2031 65,407
0.0
39,000  Laboratory Corp. of
America Holdings,
4.700%,
02/01/2045 34,189
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
18,000  Leland Stanford Junior
University, 1.289%,
06/01/2027 $ 17,473
0.0
9,000  Leland Stanford Junior
University, 2.413%,
06/01/2050 5,378
0.0
15,000  Leland Stanford Junior
University, 3.647%,
05/01/2048 11,602
0.0
6,000  Mass General Brigham,
Inc. 2015, 4.117%,
07/01/2055 4,716
0.0
6,000  Mass General Brigham,
Inc. 2017, 3.765%,
07/01/2048 4,594
0.0
8,000  Mass General Brigham,
Inc. 2020, 3.192%,
07/01/2049 5,437
0.0
13,000  Mass General Brigham,
Inc. 2020, 3.342%,
07/01/2060 8,386
0.0
10,000  Massachusetts Institute
of Technology, 3.067%,
04/01/2052 6,694
0.0
8,000  Massachusetts Institute
of Technology, 3.959%,
07/01/2038 7,344
0.0
11,000  Massachusetts Institute
of Technology, 4.678%,
07/01/2114 9,042
0.0
15,000  Massachusetts Institute
of Technology, 5.600%,
07/01/2111 14,713
0.0
11,000  Massachusetts Institute
of Technology F,
2.989%,
07/01/2050 7,320
0.0
21,000  Massachusetts Institute
of Technology G,
2.294%,
07/01/2051 11,835
0.0
6,000  Mayo Clinic, 3.774%,
11/15/2043 4,926
0.0
6,000  Mayo Clinic 2013,
4.000%,
11/15/2047 4,830
0.0
7,000  Mayo Clinic 2016,
4.128%,
11/15/2052 5,655
0.0
10,000  Mayo Clinic 2021,
3.196%,
11/15/2061 6,301
0.0
10,000  McCormick & Co., Inc.,
1.850%,
02/15/2031 8,717
0.0
10,000  McCormick & Co., Inc.,
2.500%,
04/15/2030 9,225
0.0
15,000  McCormick & Co., Inc.,
3.400%,
08/15/2027 14,835
0.0
6,000  McCormick & Co., Inc.,
4.200%,
08/15/2047 4,655
0.0
10,000
(1)
McCormick & Co., Inc.,
4.950%,
04/15/2033 9,894
0.0
33,000  McKesson Corp.,
5.250%,
05/30/2035 33,641
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
7,000  McLaren Health Care
Corp. A, 4.386%,
05/15/2048 $ 5,800
0.0
5,000  MedStar Health,
Inc. 20A, 3.626%,
08/15/2049 3,611
0.0
20,000
(1)
Medtronic Global
Holdings SCA, 4.250%,
03/30/2028 20,049
0.0
20,000  Medtronic Global
Holdings SCA, 4.500%,
03/30/2033 19,781
0.0
6,000  Medtronic, Inc., 4.000%,
04/01/2043 5,044
0.0
39,000  Medtronic, Inc., 4.375%,
03/15/2035 37,716
0.0
22,000  Medtronic, Inc., 4.625%,
03/15/2045 19,647
0.0
5,000  Memorial Health
Services, 3.447%,
11/01/2049 3,537
0.0
8,000  Memorial Sloan-
Kettering Cancer
Center, 4.125%,
07/01/2052 6,461
0.0
8,000  Memorial Sloan-
Kettering Cancer
Center, 5.000%,
07/01/2042 7,651
0.0
11,000  Memorial Sloan-
Kettering Cancer
Center 2015, 4.200%,
07/01/2055 8,896
0.0
9,000  Memorial Sloan-
Kettering Cancer
Center 2020, 2.955%,
01/01/2050 5,882
0.0
54,000  Merck & Co., Inc.,
1.450%,
06/24/2030 48,110
0.0
171,000  Merck & Co., Inc.,
1.700%,
06/10/2027 166,565
0.1
171,000  Merck & Co., Inc.,
2.750%,
12/10/2051 104,098
0.0
238,000  Merck & Co., Inc.,
2.900%,
12/10/2061 135,989
0.1
86,000  Merck & Co., Inc.,
3.700%,
02/10/2045 67,006
0.0
11,000  Methodist Hospital 20A,
2.705%,
12/01/2050 6,725
0.0
45,000
(1)
Molson Coors
Beverage Co., 5.000%,
05/01/2042 40,464
0.0
158,000  Mondelez International,
Inc., 2.750%,
04/13/2030 147,244
0.1
17,000  Montefiore Obligated
Group, 4.287%,
09/01/2050 11,794
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
10,000  Montefiore Obligated
Group 18-C, 5.246%,
11/01/2048 $ 8,245
0.0
12,000
(1)
Moody's Corp., 2.000%,
08/19/2031 10,572
0.0
12,000  Moody's Corp., 2.750%,
08/19/2041 8,495
0.0
10,000  Moody's Corp., 3.100%,
11/29/2061 5,924
0.0
10,000  Moody's Corp., 3.250%,
01/15/2028 9,815
0.0
6,000  Moody's Corp., 3.250%,
05/20/2050 3,958
0.0
10,000  Moody's Corp., 3.750%,
02/25/2052 7,223
0.0
8,000  Moody's Corp., 4.250%,
02/01/2029 8,005
0.0
10,000  Moody's Corp., 4.250%,
08/08/2032 9,715
0.0
8,000  Moody's Corp., 4.875%,
12/17/2048 7,005
0.0
12,000  Moody's Corp., 5.250%,
07/15/2044 11,301
0.0
5,000  Mount Nittany Medical
Center Obligated
Group 2022, 3.799%,
11/15/2052 3,690
0.0
6,000  Mount Sinai Hospital
2017, 3.981%,
07/01/2048 4,494
0.0
10,000  Mount Sinai Hospital
2019, 3.737%,
07/01/2049 6,723
0.0
8,000  Mount Sinai Hospital
2020, 3.391%,
07/01/2050 5,087
0.0
15,000  Mylan, Inc., 4.550%,
04/15/2028 14,925
0.0
15,000  Mylan, Inc., 5.200%,
04/15/2048 11,884
0.0
10,000  Mylan, Inc., 5.400%,
11/29/2043 8,468
0.0
5,000  MyMichigan Health
2020, 3.409%,
06/01/2050 3,501
0.0
5,000  Nationwide Children's
Hospital, Inc., 4.556%,
11/01/2052 4,296
0.0
6,000  Nature Conservancy A,
3.957%,
03/01/2052 4,758
0.0
6,000  New York and
Presbyterian Hospital,
2.256%,
08/01/2040 4,133
0.0
6,000  New York and
Presbyterian Hospital,
2.606%,
08/01/2060 3,334
0.0
44,000  New York and
Presbyterian Hospital,
4.024%,
08/01/2045 35,851
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
7,000  New York and
Presbyterian Hospital,
4.063%,
08/01/2056 $ 5,448
0.0
10,000  New York and
Presbyterian Hospital
2019, 3.954%,
08/01/2119 6,814
0.0
5,000  Northeastern University
2020, 2.894%,
10/01/2050 3,276
0.0
9,000  Northwell Healthcare,
Inc., 3.809%,
11/01/2049 6,627
0.0
10,000  Northwell Healthcare,
Inc., 3.979%,
11/01/2046 7,808
0.0
17,000  Northwell Healthcare,
Inc., 4.260%,
11/01/2047 13,837
0.0
7,000  Northwestern Memorial
Healthcare Obligated
Group 2021, 2.633%,
07/15/2051 4,273
0.0
11,000  Northwestern University,
4.643%,
12/01/2044 10,370
0.0
18,000  Northwestern University
2020, 2.640%,
12/01/2050 11,118
0.0
8,000  Novant Health, Inc.,
2.637%,
11/01/2036 6,351
0.0
14,000  Novant Health, Inc.,
3.168%,
11/01/2051 9,193
0.0
8,000  Novant Health, Inc.,
3.318%,
11/01/2061 5,034
0.0
90,000  Novartis Capital Corp.,
2.200%,
08/14/2030 82,417
0.0
106,000  Novartis Capital Corp.,
2.750%,
08/14/2050 66,676
0.0
60,000
(1)
Novartis Capital Corp.,
3.100%,
05/17/2027 59,458
0.0
10,000  Novartis Capital Corp.,
3.700%,
09/21/2042 8,150
0.0
18,000  Novartis Capital Corp.,
4.000%,
11/20/2045 14,798
0.0
21,000  Novartis Capital Corp.,
4.200%,
09/18/2034 20,313
0.0
6,000  NY Society for Relief
of Ruptured & Crippled
Maintaining Hosp
Special Surgery 2020,
2.667%,
10/01/2050 3,668
0.0
11,000  NYU Langone
Hospitals, 4.368%,
07/01/2047 9,328
0.0
6,000  NYU Langone
Hospitals, 4.784%,
07/01/2044 5,403
0.0
7,000  NYU Langone Hospitals
13-A, 5.750%,
07/01/2043 7,092
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
11,000
(1)
NYU Langone Hospitals
2020, 3.380%,
07/01/2055 $ 7,495
0.0
6,000  Ochsner LSU Health
System of North
Louisiana 2021,
2.510%,
05/15/2031 5,133
0.0
17,000  OhioHealth Corp.,
2.297%,
11/15/2031 15,161
0.0
17,000  OhioHealth Corp.,
2.834%,
11/15/2041 12,427
0.0
6,000  Orlando Health
Obligated Group,
3.327%,
10/01/2050 4,225
0.0
17,000  Orlando Health
Obligated Group,
4.089%,
10/01/2048 13,581
0.0
20,000  PayPal Holdings, Inc.,
2.300%,
06/01/2030 18,302
0.0
25,000  PayPal Holdings, Inc.,
2.650%,
10/01/2026 24,808
0.0
30,000  PayPal Holdings, Inc.,
2.850%,
10/01/2029 28,463
0.0
20,000
(1)
PayPal Holdings, Inc.,
3.250%,
06/01/2050 12,912
0.0
10,000
(1)
PayPal Holdings, Inc.,
3.900%,
06/01/2027 9,953
0.0
20,000  PayPal Holdings, Inc.,
4.400%,
06/01/2032 19,651
0.0
20,000
(1)
PayPal Holdings, Inc.,
5.050%,
06/01/2052 17,116
0.0
17,000  PayPal Holdings, Inc.,
5.150%,
06/01/2034 16,960
0.0
8,000
(1)
PayPal Holdings, Inc.,
5.500%,
06/01/2054 7,303
0.0
7,000  PeaceHealth Obligated
Group 2018, 4.787%,
11/15/2048 6,058
0.0
10,000  PeaceHealth Obligated
Group 2020, 3.218%,
11/15/2050 6,586
0.0
10,000  Pepsico Singapore
Financing I Pte Ltd.,
4.550%,
02/16/2029 10,110
0.0
12,000  Pepsico Singapore
Financing I Pte Ltd.,
4.650%,
02/16/2027 12,066
0.0
10,000  Pepsico Singapore
Financing I Pte Ltd.,
4.700%,
02/16/2034 9,956
0.0
503,000  PepsiCo, Inc., 1.625%,
05/01/2030 453,115
0.1
20,000  PepsiCo, Inc., 2.750%,
10/21/2051 12,322
0.0
20,000  PepsiCo, Inc., 2.875%,
10/15/2049 12,907
0.0
10,000  PepsiCo, Inc., 3.375%,
07/29/2049 7,060
0.0
18,000  PepsiCo, Inc., 3.450%,
10/06/2046 13,395
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
18,000  PepsiCo, Inc., 3.625%,
03/19/2050 $ 13,331
0.0
26,000  PepsiCo, Inc., 3.875%,
03/19/2060 19,413
0.0
11,000  PepsiCo, Inc., 4.000%,
05/02/2047 8,866
0.0
10,000  PepsiCo, Inc., 4.200%,
07/18/2052 8,081
0.0
242,000  Pfizer, Inc., 2.700%,
05/28/2050 148,556
0.1
202,000  Pfizer, Inc., 3.450%,
03/15/2029 198,612
0.1
202,000  Pfizer, Inc., 3.900%,
03/15/2039 175,842
0.1
171,000
(1)
Pfizer, Inc., 4.000%,
12/15/2036 157,587
0.1
21,000  Pfizer, Inc., 4.100%,
09/15/2038 18,961
0.0
93,000  Pfizer, Inc., 4.125%,
12/15/2046 74,969
0.0
10,000  Philip Morris
International, Inc.,
3.125%,
03/02/2028 9,798
0.0
12,000  Philip Morris
International, Inc.,
3.875%,
08/21/2042 9,652
0.0
250,000  Philip Morris
International, Inc.,
4.250%,
11/10/2044 207,257
0.1
57,000  Philip Morris
International, Inc.,
5.375%,
02/15/2033 58,613
0.0
8,000  Piedmont Healthcare,
Inc., 2.864%,
01/01/2052 4,964
0.0
17,000  Piedmont Healthcare,
Inc. 2032, 2.044%,
01/01/2032 14,811
0.0
6,000  Piedmont Healthcare,
Inc. 2042, 2.719%,
01/01/2042 4,216
0.0
18,000  Pilgrim's Pride Corp.,
3.500%,
03/01/2032 16,357
0.0
20,000  Pilgrim's Pride Corp.,
4.250%,
04/15/2031 19,123
0.0
20,000  Pilgrim's Pride Corp.,
6.250%,
07/01/2033 20,969
0.0
10,000  Pilgrim's Pride Corp.,
6.875%,
05/15/2034 10,808
0.0
6,000  Presbyterian Healthcare
Services, 4.875%,
08/01/2052 5,304
0.0
10,000  President and Fellows
of Harvard College,
2.517%,
10/15/2050 6,028
0.0
10,000  President and Fellows
of Harvard College,
3.150%,
07/15/2046 7,188
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
10,000  President and Fellows
of Harvard College,
3.300%,
07/15/2056 $ 6,825
0.0
10,000  President and Fellows
of Harvard College,
3.745%,
11/15/2052 7,606
0.0
15,000
(1)
President and Fellows
of Harvard College,
4.609%,
02/15/2035 14,831
0.0
18,000  President and Fellows
of Harvard College,
4.875%,
10/15/2040 17,541
0.0
151,000  Procter & Gamble Co.,
1.000%,
04/23/2026 150,729
0.1
151,000
(1)
Procter & Gamble Co.,
1.950%,
04/23/2031 135,520
0.1
151,000  Procter & Gamble Co.,
2.800%,
03/25/2027 149,412
0.1
36,000
(1)
Procter & Gamble Co.,
3.600%,
03/25/2050 27,198
0.0
12,000  Providence St Joseph
Health Obligated Group,
5.403%,
10/01/2033 12,260
0.0
13,000  Providence St Joseph
Health Obligated
Group 19A, 2.532%,
10/01/2029 12,133
0.0
16,000
(1)
Providence St Joseph
Health Obligated
Group 21A, 2.700%,
10/01/2051 9,377
0.0
7,000  Providence St Joseph
Health Obligated Group
A, 3.930%,
10/01/2048 5,322
0.0
6,000
(1)
Providence St Joseph
Health Obligated Group
H, 2.746%,
10/01/2026 5,954
0.0
8,000  Providence St Joseph
Health Obligated Group
I, 3.744%,
10/01/2047 5,957
0.0
10,000  Quanta Services, Inc.,
2.350%,
01/15/2032 8,714
0.0
20,000  Quanta Services, Inc.,
2.900%,
10/01/2030 18,559
0.0
32,000  Quanta Services, Inc.,
3.050%,
10/01/2041 23,431
0.0
5,000  Queen's Health
Systems, 4.810%,
07/01/2052 4,445
0.0
72,000  Quest Diagnostics, Inc.,
2.800%,
06/30/2031 65,780
0.0
6,000  Quest Diagnostics, Inc.,
4.700%,
03/30/2045 5,359
0.0
5,000  Rady Children's
Hospital-San Diego
21A, 3.154%,
08/15/2051 3,359
0.0
25,000  Regeneron
Pharmaceuticals, Inc.,
1.750%,
09/15/2030 22,166
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
15,000  Regeneron
Pharmaceuticals, Inc.,
2.800%,
09/15/2050 $ 9,088
0.0
15,000  RELX Capital, Inc.,
3.000%,
05/22/2030 14,131
0.0
19,000  RELX Capital, Inc.,
4.000%,
03/18/2029 18,815
0.0
10,000  RELX Capital, Inc.,
4.750%,
05/20/2032 9,980
0.0
15,000  RELX Capital, Inc.,
5.250%,
03/27/2035 15,184
0.0
10,000  Revvity, Inc., 1.900%,
09/15/2028 9,402
0.0
10,000  Revvity, Inc., 2.250%,
09/15/2031 8,738
0.0
8,000  Revvity, Inc., 2.550%,
03/15/2031 7,206
0.0
17,000  Revvity, Inc., 3.300%,
09/15/2029 16,275
0.0
8,000  Revvity, Inc., 3.625%,
03/15/2051 5,645
0.0
171,000
(1)
Reynolds American,
Inc., 5.700%,
08/15/2035 175,852
0.1
186,000  Reynolds American,
Inc., 6.150%,
09/15/2043 187,496
0.1
14,000  Rockefeller Foundation
2020, 2.492%,
10/01/2050 8,370
0.0
9,000  Rollins, Inc., 5.250%,
02/24/2035 8,998
0.0
19,000  Royalty Pharma PLC,
3.300%,
09/02/2040 14,419
0.0
38,000  Royalty Pharma PLC,
3.350%,
09/02/2051 24,662
0.0
20,000  Royalty Pharma PLC,
3.550%,
09/02/2050 13,508
0.0
21,000  Royalty Pharma PLC,
5.900%,
09/02/2054 20,178
0.0
6,000  Rush System for Health
Obligated Group 2020,
3.922%,
11/15/2029 5,912
0.0
12,000  S&P Global, Inc.,
1.250%,
08/15/2030 10,467
0.0
25,000  S&P Global, Inc.,
2.450%,
03/01/2027 24,609
0.0
10,000  S&P Global, Inc.,
2.500%,
12/01/2029 9,393
0.0
30,000  S&P Global, Inc.,
2.900%,
03/01/2032 27,372
0.0
10,000  S&P Global, Inc.,
2.950%,
01/22/2027 9,899
0.0
25,000  S&P Global, Inc.,
2.950%,
03/01/2029 24,087
0.0
12,000  S&P Global, Inc.,
3.250%,
12/01/2049 8,136
0.0
17,000  S&P Global, Inc.,
3.700%,
03/01/2052 12,369
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
10,000  S&P Global, Inc.,
3.900%,
03/01/2062 $ 7,165
0.0
19,000  S&P Global, Inc.,
4.250%,
05/01/2029 18,963
0.0
14,000  S&P Global, Inc.,
4.750%,
08/01/2028 14,152
0.0
15,000  S&P Global, Inc.,
5.250%,
09/15/2033 15,445
0.0
20,000
(1)
Sanofi, 3.625%,
06/19/2028 19,789
0.0
23,000
(1)
Sanofi SA, 4.200%,
11/03/2032 22,585
0.0
5,000  Seattle Children's
Hospital 2021, 2.719%,
10/01/2050 3,093
0.0
5,000  Sentara Health 2021,
2.927%,
11/01/2051 3,148
0.0
5,000  Sharp HealthCare 20B,
2.680%,
08/01/2050 3,071
0.0
20,000  Smith & Nephew PLC,
2.032%,
10/14/2030 17,815
0.0
7,000  Smith & Nephew PLC,
5.150%,
03/20/2027 7,037
0.0
13,000  Smith & Nephew PLC,
5.400%,
03/20/2034 13,191
0.0
35,000  Solventum Corp.,
5.400%,
03/01/2029 35,809
0.0
19,000  Solventum Corp.,
5.450%,
02/25/2027 19,149
0.0
59,000  Solventum Corp.,
5.450%,
03/13/2031 60,548
0.0
19,000  Solventum Corp.,
5.600%,
03/23/2034 19,430
0.0
10,000  SSM Health Care Corp.,
4.894%,
06/01/2028 10,091
0.0
7,000  Stanford Health Care,
3.027%,
08/15/2051 4,590
0.0
10,000  Stanford Health
Care 2018, 3.795%,
11/15/2048 7,659
0.0
6,000  Stanford Health
Care 2020, 3.310%,
08/15/2030 5,731
0.0
49,000  Stryker Corp., 2.900%,
06/15/2050 31,089
0.0
8,000  Stryker Corp., 4.100%,
04/01/2043 6,671
0.0
13,000  Stryker Corp., 4.375%,
05/15/2044 11,056
0.0
20,000  Stryker Corp., 4.625%,
03/15/2046 17,341
0.0
5,000  Summa Health, 3.511%,
11/15/2051 3,691
0.0
8,000  Sutter Health, 5.164%,
08/15/2033 8,122
0.0
8,000  Sutter Health, 5.547%,
08/15/2053 7,822
0.0
7,000  Sutter Health 2018,
3.695%,
08/15/2028 6,908
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
7,000  Sutter Health 2018,
4.091%,
08/15/2048 $ 5,597
0.0
14,000  Sutter Health 20A,
2.294%,
08/15/2030 12,765
0.0
8,000  Sutter Health 20A,
3.161%,
08/15/2040 6,185
0.0
15,000  Sutter Health 20A,
3.361%,
08/15/2050 10,409
0.0
21,000  Sysco Corp., 3.150%,
12/14/2051 12,949
0.0
84,000
(1)
Sysco Corp., 6.600%,
04/01/2050 86,861
0.0
169,000
(1)
Takeda Pharmaceutical
Co. Ltd., 3.375%,
07/09/2060 106,398
0.0
6,000  Texas Health
Resources, 4.330%,
11/15/2055 4,965
0.0
14,000  Thermo Fisher
Scientific, Inc., 1.750%,
10/15/2028 13,191
0.0
24,000
(1)
Thermo Fisher
Scientific, Inc., 2.000%,
10/15/2031 21,218
0.0
18,000  Thermo Fisher
Scientific, Inc., 2.600%,
10/01/2029 17,013
0.0
21,000  Thermo Fisher
Scientific, Inc., 2.800%,
10/15/2041 15,344
0.0
52,000
(1)
Thermo Fisher
Scientific, Inc., 4.100%,
08/15/2047 42,716
0.0
12,000  Thermo Fisher
Scientific, Inc., 4.800%,
11/21/2027 12,126
0.0
12,000
(1)
Thermo Fisher
Scientific, Inc., 4.950%,
11/21/2032 12,217
0.0
12,000  Thermo Fisher
Scientific, Inc., 4.953%,
08/10/2026 12,033
0.0
15,000  Thermo Fisher
Scientific, Inc., 4.977%,
08/10/2030 15,332
0.0
20,000  Thermo Fisher
Scientific, Inc., 5.000%,
12/05/2026 20,106
0.0
20,000  Thermo Fisher
Scientific, Inc., 5.000%,
01/31/2029 20,407
0.0
20,000  Thermo Fisher
Scientific, Inc., 5.086%,
08/10/2033 20,399
0.0
10,000
(1)
Thermo Fisher
Scientific, Inc., 5.200%,
01/31/2034 10,259
0.0
8,000  Thermo Fisher
Scientific, Inc., 5.300%,
02/01/2044 7,772
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
12,000  Thermo Fisher
Scientific, Inc., 5.404%,
08/10/2043 $ 11,870
0.0
12,000  Toledo Hospital,
6.015%,
11/15/2048 11,376
0.0
10,000  TR Finance LLC,
3.350%,
05/15/2026 9,984
0.0
8,000  TR Finance LLC,
5.500%,
08/15/2035 8,050
0.0
7,000  TR Finance LLC,
5.650%,
11/23/2043 6,611
0.0
10,000  TR Finance LLC,
5.850%,
04/15/2040 9,746
0.0
10,000  Trinity Health Corp.
2019, 3.434%,
12/01/2048 7,374
0.0
10,000  Triton Container
International Ltd. / TAL
International Container
Corp., 3.250%,
03/15/2032 9,022
0.0
5,000  Trustees of Boston
College, 3.129%,
07/01/2052 3,385
0.0
6,000  Trustees of Columbia
University in the City
of New York 2024,
4.355%,
10/01/2035 5,811
0.0
5,000  Trustees of Dartmouth
College, 4.273%,
06/01/2030 5,001
0.0
18,000  Trustees of Princeton
University, 4.201%,
03/01/2052 14,786
0.0
10,000  Trustees of Princeton
University, 5.700%,
03/01/2039 10,631
0.0
17,000  Trustees of the
University of
Pennsylvania 2020,
2.396%,
10/01/2050 9,887
0.0
151,000  Tyson Foods, Inc.,
3.550%,
06/02/2027 149,635
0.1
15,000  Tyson Foods, Inc.,
4.550%,
06/02/2047 12,637
0.0
10,000  Tyson Foods, Inc.,
4.875%,
08/15/2034 9,843
0.0
27,000
(1)
Tyson Foods, Inc.,
5.100%,
09/28/2048 24,315
0.0
10,000  Tyson Foods, Inc.,
5.150%,
08/15/2044 9,257
0.0
5,000  UL Solutions, Inc.,
6.500%,
10/20/2028 5,235
0.0
5,000  UMass Memorial Health
Care Obligated Group,
5.363%,
07/01/2052 4,611
0.0
202,000  Unilever Capital Corp.,
3.500%,
03/22/2028 200,017
0.1
26,000  Unilever Capital Corp.,
5.900%,
11/15/2032 28,150
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
87,000  UnitedHealth Group,
Inc., 2.000%,
05/15/2030 $ 78,787
0.0
29,000  UnitedHealth Group,
Inc., 2.300%,
05/15/2031 26,002
0.0
59,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 42,944
0.0
171,000  UnitedHealth Group,
Inc., 2.900%,
05/15/2050 106,546
0.0
98,000  UnitedHealth Group,
Inc., 2.950%,
10/15/2027 96,251
0.0
30,000  UnitedHealth Group,
Inc., 3.050%,
05/15/2041 22,259
0.0
400,000  UnitedHealth Group,
Inc., 3.125%,
05/15/2060 238,230
0.1
25,000  UnitedHealth Group,
Inc., 3.500%,
08/15/2039 20,239
0.0
202,000  UnitedHealth Group,
Inc., 3.850%,
06/15/2028 200,665
0.1
25,000  UnitedHealth Group,
Inc., 4.250%,
01/15/2029 24,963
0.0
21,000  UnitedHealth Group,
Inc., 4.250%,
04/15/2047 16,896
0.0
86,000  UnitedHealth Group,
Inc., 4.625%,
07/15/2035 83,258
0.0
86,000  UnitedHealth Group,
Inc., 4.750%,
07/15/2045 75,072
0.0
38,000  UnitedHealth Group,
Inc., 5.350%,
02/15/2033 39,032
0.0
40,000  UnitedHealth Group,
Inc., 5.875%,
02/15/2053 39,428
0.0
14,000  Universal Health
Services, Inc., 1.650%,
09/01/2026 13,834
0.0
16,000  Universal Health
Services, Inc., 2.650%,
10/15/2030 14,412
0.0
10,000  Universal Health
Services, Inc., 2.650%,
01/15/2032 8,716
0.0
8,000  Universal Health
Services, Inc., 5.050%,
10/15/2034 7,642
0.0
20,000  University of Chicago
20B, 2.761%,
04/01/2045 15,648
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
10,000
(1)
University of Miami
2022, 4.063%,
04/01/2052 $ 7,790
0.0
8,000  University of Notre
Dame du Lac 2015,
3.438%,
02/15/2045 6,136
0.0
8,000  University of Notre
Dame du Lac 2017,
3.394%,
02/15/2048 5,881
0.0
18,000  University of Southern
California, 2.805%,
10/01/2050 11,318
0.0
15,000  University of Southern
California, 3.028%,
10/01/2039 12,239
0.0
10,000  University of Southern
California, 4.976%,
10/01/2053 9,153
0.0
8,000  University of Southern
California 2017,
3.841%,
10/01/2047 6,298
0.0
8,000  University of Southern
California 21A, 2.945%,
10/01/2051 5,167
0.0
22,000  UPMC, 5.035%,
05/15/2033 22,177
0.0
28,000  Utah Acquisition
Sub, Inc., 3.950%,
06/15/2026 27,949
0.0
20,000  Utah Acquisition
Sub, Inc., 5.250%,
06/15/2046 16,085
0.0
23,000  Verisk Analytics, Inc.,
3.625%,
05/15/2050 16,119
0.0
12,000  Verisk Analytics, Inc.,
4.125%,
03/15/2029 11,938
0.0
12,000
(1)
Verisk Analytics, Inc.,
5.250%,
06/05/2034 11,959
0.0
7,000  Verisk Analytics, Inc.,
5.500%,
06/15/2045 6,553
0.0
10,000  Verisk Analytics, Inc.,
5.750%,
04/01/2033 10,354
0.0
15,000  Viatris, Inc., 2.300%,
06/22/2027 14,549
0.0
29,000  Viatris, Inc., 2.700%,
06/22/2030 26,282
0.0
30,000  Viatris, Inc., 3.850%,
06/22/2040 22,788
0.0
10,000  Viatris, Inc., 4.000%,
06/22/2050 6,560
0.0
5,000  WakeMed A, 3.286%,
10/01/2052 3,405
0.0
10,000  Washington University,
4.349%,
04/15/2122 7,477
0.0
10,000  Washington University
2022, 3.524%,
04/15/2054 7,185
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
6,000  West Virginia United
Health System
Obligated Group 2020,
3.129%,
06/01/2050 $ 3,791
0.0
5,000  William Marsh Rice
University, 3.574%,
05/15/2045 3,932
0.0
5,000  William Marsh Rice
University, 3.774%,
05/15/2055 3,775
0.0
6,000  Willis-Knighton Medical
Center 2018, 4.813%,
09/01/2048 5,205
0.0
8,000  Willis-Knighton Medical
Center 2021, 3.065%,
03/01/2051 5,010
0.0
10,000  Yale University 2020,
1.482%,
04/15/2030 9,024
0.0
10,000  Yale University 2020,
2.402%,
04/15/2050 5,887
0.0
7,000  Yale-New Haven Health
Services Corp. 2020,
2.496%,
07/01/2050 4,080
0.0
15,000  Zimmer Biomet
Holdings, Inc., 2.600%,
11/24/2031 13,399
0.0
24,000  Zimmer Biomet
Holdings, Inc., 4.450%,
08/15/2045 20,575
0.0
10,000  Zimmer Biomet
Holdings, Inc., 5.350%,
12/01/2028 10,231
0.0
6,000  Zimmer Biomet
Holdings, Inc., 5.750%,
11/30/2039 6,078
0.0
100,000  Zoetis, Inc., 2.000%,
05/15/2030 90,857
0.0
35,000  Zoetis, Inc., 3.000%,
05/15/2050 22,629
0.0
21,171,343
4.2
Energy : 1.6%
11,000
(1)
APA Corp., 4.250%,
01/15/2030 10,830
0.0
7,000  APA Corp., 4.375%,
10/15/2028 7,036
0.0
5,000  APA Corp., 4.750%,
04/15/2043 3,991
0.0
11,000  APA Corp., 5.250%,
02/01/2042 9,427
0.0
8,000  APA Corp., 5.350%,
07/01/2049 6,747
0.0
9,000  APA Corp., 6.000%,
01/15/2037 9,107
0.0
144,000  Baker Hughes Holdings
LLC / Baker Hughes
Co-Obligor, Inc.,
3.138%,
11/07/2029 138,809
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
28,000  Boardwalk Pipelines
L.P., 5.375%,
02/15/2036 $ 27,565
0.0
30,000  BP Capital Markets
America, Inc., 2.772%,
11/10/2050 18,439
0.0
36,000  BP Capital Markets
America, Inc., 2.939%,
06/04/2051 22,724
0.0
18,000  BP Capital Markets
America, Inc., 3.000%,
02/24/2050 11,580
0.0
25,000  BP Capital Markets
America, Inc., 3.001%,
03/17/2052 15,837
0.0
171,000  BP Capital Markets
America, Inc., 3.017%,
01/16/2027 169,408
0.1
146,000  BP Capital Markets
America, Inc., 3.379%,
02/08/2061 94,068
0.1
113,000  BP Capital Markets
America, Inc., 3.937%,
09/21/2028 112,238
0.1
10,000  Canadian Natural
Resources Ltd.,
2.950%,
07/15/2030 9,413
0.0
25,000  Canadian Natural
Resources Ltd.,
3.850%,
06/01/2027 24,865
0.0
7,000  Canadian Natural
Resources Ltd.,
5.850%,
02/01/2035 7,324
0.0
22,000  Canadian Natural
Resources Ltd.,
6.250%,
03/15/2038 23,153
0.0
7,000  Canadian Natural
Resources Ltd.,
6.450%,
06/30/2033 7,531
0.0
9,000  Canadian Natural
Resources Ltd.,
6.500%,
02/15/2037 9,640
0.0
8,000  Canadian Natural
Resources Ltd.,
6.750%,
02/01/2039 8,731
0.0
8,000  Canadian Natural
Resources Ltd.,
7.200%,
01/15/2032 8,901
0.0
15,000
(1)
Canadian Natural
Resources Ltd., GMTN,
4.950%,
06/01/2047 13,140
0.0
53,000  Cenovus Energy, Inc.,
6.750%,
11/15/2039 57,977
0.0
11,000  Cheniere Corpus Christi
Holdings LLC, 2.742%,
12/31/2039 9,307
0.0
22,000  Cheniere Corpus Christi
Holdings LLC, 3.700%,
11/15/2029 21,381
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
24,000  Cheniere Corpus Christi
Holdings LLC, 5.125%,
06/30/2027 $ 24,130
0.0
100,000  Cheniere Energy
Partners L.P., 4.500%,
10/01/2029 99,594
0.1
8,000
(1)
Cheniere Energy
Partners L.P., 5.550%,
10/30/2035 8,150
0.0
53,000  Cheniere Energy
Partners L.P., 5.750%,
08/15/2034 54,636
0.0
30,000  Cheniere Energy, Inc.,
4.625%,
10/15/2028 29,930
0.0
30,000  Cheniere Energy, Inc.,
5.650%,
04/15/2034 30,895
0.0
20,000  Chevron Corp., 1.995%,
05/11/2027 19,581
0.0
30,000  Chevron Corp., 2.236%,
05/11/2030 27,708
0.0
46,000  Chevron Corp., 2.954%,
05/16/2026 45,954
0.0
20,000  Chevron Corp., 3.078%,
05/11/2050 13,483
0.0
15,000  Chevron USA, Inc.,
1.018%,
08/12/2027 14,412
0.0
70,000  Chevron USA, Inc.,
2.343%,
08/12/2050 40,328
0.0
10,000  Chevron USA, Inc.,
3.250%,
10/15/2029 9,656
0.0
12,000  Chevron USA, Inc.,
3.850%,
01/15/2028 11,966
0.0
7,000  Chevron USA, Inc.,
5.250%,
11/15/2043 6,964
0.0
8,000  Chevron USA, Inc.,
6.000%,
03/01/2041 8,653
0.0
11,000  CNOOC Petroleum
North America ULC,
5.875%,
03/10/2035 12,071
0.0
10,000  Columbia Pipeline
Group, Inc., 5.800%,
06/01/2045 9,797
0.0
43,000  ConocoPhillips Co.,
4.025%,
03/15/2062 31,078
0.0
44,000  ConocoPhillips Co.,
4.150%,
11/15/2034 41,113
0.0
143,000  ConocoPhillips Co.,
4.300%,
11/15/2044 120,179
0.1
50,000  ConocoPhillips Co.,
5.200%,
06/01/2045 45,954
0.0
20,000  Continental Resources,
Inc., 4.375%,
01/15/2028 19,871
0.0
14,000  Continental Resources,
Inc., 4.900%,
06/01/2044 11,059
0.0
14,000  Coterra Energy, Inc.,
3.900%,
05/15/2027 13,904
0.0
9,000  Coterra Energy, Inc.,
4.375%,
03/15/2029 8,969
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
10,000  Coterra Energy, Inc.,
5.600%,
03/15/2034 $ 10,238
0.0
20,000  Coterra Energy, Inc.,
5.900%,
02/15/2055 19,059
0.0
8,000  DCP Midstream
Operating L.P., 3.250%,
02/15/2032 7,275
0.0
12,000  DCP Midstream
Operating L.P., 5.125%,
05/15/2029 12,213
0.0
8,000  DCP Midstream
Operating L.P., 5.600%,
04/01/2044 7,633
0.0
10,000  DCP Midstream
Operating L.P., 5.625%,
07/15/2027 10,132
0.0
6,000  DCP Midstream
Operating L.P., 8.125%,
08/16/2030 6,851
0.0
12,000  Devon Energy Corp.,
4.500%,
01/15/2030 11,966
0.0
15,000  Devon Energy Corp.,
4.750%,
05/15/2042 13,180
0.0
15,000  Devon Energy Corp.,
5.000%,
06/15/2045 13,183
0.0
17,000
(1)
Devon Energy Corp.,
5.200%,
09/15/2034 17,049
0.0
8,000  Devon Energy Corp.,
5.250%,
10/15/2027 8,003
0.0
25,000  Devon Energy Corp.,
5.600%,
07/15/2041 24,210
0.0
3,000
(1)
Devon Energy Corp.,
5.750%,
09/15/2054 2,822
0.0
7,000  Devon Energy Corp.,
5.875%,
06/15/2028 7,003
0.0
14,000  Devon Energy Corp.,
7.875%,
09/30/2031 16,129
0.0
8,000  Devon Energy Corp.,
7.950%,
04/15/2032 9,213
0.0
16,000  Diamondback
Energy, Inc., 3.125%,
03/24/2031 14,841
0.0
16,000  Diamondback
Energy, Inc., 3.250%,
12/01/2026 15,899
0.0
21,000  Diamondback
Energy, Inc., 3.500%,
12/01/2029 20,269
0.0
15,000  Diamondback
Energy, Inc., 4.250%,
03/15/2052 11,620
0.0
13,000
(1)
Diamondback
Energy, Inc., 4.400%,
03/24/2051 10,367
0.0
17,000  Diamondback
Energy, Inc., 5.150%,
01/30/2030 17,360
0.0
17,000  Diamondback
Energy, Inc., 5.200%,
04/18/2027 17,138
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
26,000  Diamondback
Energy, Inc., 5.400%,
04/18/2034 $ 26,404
0.0
30,000  Diamondback
Energy, Inc., 5.750%,
04/18/2054 28,391
0.0
2,000  Diamondback
Energy, Inc., 5.900%,
04/18/2064 1,894
0.0
22,000  Diamondback
Energy, Inc., 6.250%,
03/15/2033 23,484
0.0
13,000  Diamondback
Energy, Inc., 6.250%,
03/15/2053 13,162
0.0
9,000  Eastern Gas
Transmission &
Storage, Inc., 3.000%,
11/15/2029 8,527
0.0
9,000  Eastern Gas
Transmission &
Storage, Inc., 4.600%,
12/15/2044 7,696
0.0
7,000  Eastern Gas
Transmission &
Storage, Inc., 4.800%,
11/01/2043 6,145
0.0
13,000  Enbridge, Inc., 3.400%,
08/01/2051 8,770
0.0
86,000  Enbridge, Inc., 4.500%,
06/10/2044 72,037
0.0
72,000  Enbridge, Inc., 5.700%,
03/08/2033 74,611
0.0
107,000  Energy Transfer L.P.,
4.950%,
01/15/2043 92,886
0.1
203,000  Energy Transfer L.P.,
6.050%,
12/01/2026 204,906
0.1
364,000  Energy Transfer L.P.,
6.500%,
02/01/2042 379,795
0.1
7,000  Eni USA, Inc., 7.300%,
11/15/2027 7,311
0.0
95,000  Enterprise Products
Operating LLC, 3.200%,
02/15/2052 61,975
0.0
81,000  Enterprise Products
Operating LLC, 3.950%,
02/15/2027 80,861
0.0
52,000  Enterprise Products
Operating LLC, 3.950%,
01/31/2060 37,593
0.0
48,000  Enterprise Products
Operating LLC, 4.450%,
02/15/2043 41,516
0.0
27,000  Enterprise Products
Operating LLC, 4.850%,
03/15/2044 24,452
0.0
167,000  Enterprise Products
Operating LLC, 4.900%,
05/15/2046 149,454
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
20,000  EOG Resources, Inc.,
4.950%,
04/15/2050 $ 17,742
0.0
5,000
(1)
EOG Resources, Inc.,
5.650%,
12/01/2054 4,873
0.0
47,000  EOG Resources, Inc.,
5.950%,
07/15/2055 47,834
0.0
42,000  EQT Corp., 3.900%,
10/01/2027 41,502
0.0
25,000  EQT Corp., 5.750%,
02/01/2034 25,782
0.0
15,000  Equinor ASA, 2.375%,
05/22/2030 13,864
0.0
59,000
(1)
Equinor ASA, 3.625%,
09/10/2028 58,472
0.0
98,000  Equinor ASA, 3.950%,
05/15/2043 80,849
0.0
22,000
(1)
Expand Energy Corp.,
4.750%,
02/01/2032 21,445
0.0
23,000  Expand Energy Corp.,
5.375%,
03/15/2030 23,202
0.0
10,000  Expand Energy Corp.,
5.700%,
01/15/2035 10,161
0.0
25,000  Exxon Mobil Corp.,
2.440%,
08/16/2029 23,800
0.0
40,000  Exxon Mobil Corp.,
2.610%,
10/15/2030 37,385
0.0
15,000  Exxon Mobil Corp.,
2.995%,
08/16/2039 11,953
0.0
30,000  Exxon Mobil Corp.,
3.095%,
08/16/2049 20,264
0.0
40,000
(1)
Exxon Mobil Corp.,
3.482%,
03/19/2030 38,925
0.0
20,000  Exxon Mobil Corp.,
3.567%,
03/06/2045 15,503
0.0
51,000  Exxon Mobil Corp.,
4.114%,
03/01/2046 42,075
0.0
40,000  Exxon Mobil Corp.,
4.227%,
03/19/2040 36,219
0.0
56,000  Exxon Mobil Corp.,
4.327%,
03/19/2050 46,598
0.0
20,000  Halliburton Co., 2.920%,
03/01/2030 18,857
0.0
18,000  Halliburton Co., 4.750%,
08/01/2043 15,801
0.0
20,000  Halliburton Co., 4.850%,
11/15/2035 19,460
0.0
62,000
(1)
Halliburton Co., 5.000%,
11/15/2045 55,043
0.0
19,000
(1)
Helmerich & Payne,
Inc., 5.500%,
12/01/2034 18,689
0.0
23,000  Hess Corp., 5.600%,
02/15/2041 23,378
0.0
32,000  Hess Corp., 5.800%,
04/01/2047 32,310
0.0
31,000
(1)
HF Sinclair Corp.,
6.250%,
01/15/2035 32,027
0.0
103,000  Kinder Morgan Energy
Partners L.P., MTN,
6.950%,
01/15/2038 115,057
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
61,000  Kinder Morgan, Inc.,
2.000%,
02/15/2031 $ 53,999
0.0
18,000  Kinder Morgan, Inc.,
3.250%,
08/01/2050 11,702
0.0
44,000  Kinder Morgan, Inc.,
4.300%,
03/01/2028 43,961
0.0
95,000  Kinder Morgan, Inc.,
5.050%,
02/15/2046 84,747
0.0
86,000  Kinder Morgan, Inc.,
5.550%,
06/01/2045 82,099
0.0
72,000  Marathon Petroleum
Corp., 4.750%,
09/15/2044 61,440
0.0
30,000  MPLX L.P., 2.650%,
08/15/2030 27,661
0.0
25,000  MPLX L.P., 4.000%,
03/15/2028 24,810
0.0
25,000  MPLX L.P., 4.125%,
03/01/2027 24,943
0.0
15,000  MPLX L.P., 4.250%,
12/01/2027 14,963
0.0
36,000  MPLX L.P., 4.500%,
04/15/2038 32,367
0.0
30,000  MPLX L.P., 4.700%,
04/15/2048 24,405
0.0
15,000  MPLX L.P., 4.800%,
02/15/2029 15,128
0.0
77,000  MPLX L.P., 4.900%,
04/15/2058 62,612
0.0
20,000  MPLX L.P., 4.950%,
09/01/2032 19,946
0.0
30,000  MPLX L.P., 4.950%,
03/14/2052 24,928
0.0
22,000  MPLX L.P., 5.000%,
03/01/2033 21,887
0.0
20,000  MPLX L.P., 5.200%,
03/01/2047 17,702
0.0
10,000  MPLX L.P., 5.200%,
12/01/2047 8,821
0.0
24,000  MPLX L.P., 5.500%,
06/01/2034 24,256
0.0
30,000  MPLX L.P., 5.500%,
02/15/2049 27,135
0.0
10,000  MPLX L.P., 5.650%,
03/01/2053 9,173
0.0
10,000
(1)
NOV, Inc., 3.600%,
12/01/2029 9,667
0.0
22,000  NOV, Inc., 3.950%,
12/01/2042 17,341
0.0
19,000
(1)
Occidental Petroleum
Corp., 5.375%,
01/01/2032 19,296
0.0
40,000  Occidental Petroleum
Corp., 5.550%,
10/01/2034 40,705
0.0
15,000
(1)
Occidental Petroleum
Corp., 6.200%,
03/15/2040 15,331
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
35,000  Occidental Petroleum
Corp., 6.450%,
09/15/2036 $ 37,419
0.0
23,000  Occidental Petroleum
Corp., 6.600%,
03/15/2046 23,840
0.0
21,000  Occidental Petroleum
Corp., 6.625%,
09/01/2030 22,592
0.0
17,000  Occidental Petroleum
Corp., 7.500%,
05/01/2031 18,929
0.0
10,000  Occidental Petroleum
Corp., 7.875%,
09/15/2031 11,382
0.0
7,000  Occidental Petroleum
Corp., 7.950%,
06/15/2039 8,208
0.0
20,000  Occidental Petroleum
Corp., 8.875%,
07/15/2030 22,777
0.0
12,000  ONEOK Partners L.P.,
6.125%,
02/01/2041 12,194
0.0
8,000  ONEOK Partners L.P.,
6.200%,
09/15/2043 8,016
0.0
12,000  ONEOK Partners L.P.,
6.650%,
10/01/2036 12,935
0.0
12,000  ONEOK Partners L.P.,
6.850%,
10/15/2037 13,106
0.0
15,000  ONEOK, Inc., 3.100%,
03/15/2030 14,149
0.0
10,000  ONEOK, Inc., 3.250%,
06/01/2030 9,439
0.0
14,000  ONEOK, Inc., 3.400%,
09/01/2029 13,474
0.0
15,000  ONEOK, Inc., 3.950%,
03/01/2050 10,639
0.0
10,000  ONEOK, Inc., 4.000%,
07/13/2027 9,947
0.0
10,000  ONEOK, Inc., 4.200%,
10/03/2047 7,563
0.0
24,000  ONEOK, Inc., 4.250%,
09/24/2027 23,946
0.0
10,000  ONEOK, Inc., 4.250%,
09/15/2046 7,664
0.0
13,000  ONEOK, Inc., 4.350%,
03/15/2029 12,925
0.0
12,000  ONEOK, Inc., 4.400%,
10/15/2029 11,931
0.0
11,000  ONEOK, Inc., 4.450%,
09/01/2049 8,721
0.0
9,000  ONEOK, Inc., 4.500%,
03/15/2050 7,000
0.0
15,000  ONEOK, Inc., 4.550%,
07/15/2028 15,021
0.0
24,000  ONEOK, Inc., 4.750%,
10/15/2031 23,752
0.0
10,000  ONEOK, Inc., 4.850%,
07/15/2026 10,002
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
10,000  ONEOK, Inc., 4.850%,
02/01/2049 $ 8,253
0.0
11,000  ONEOK, Inc., 4.950%,
07/13/2047 9,391
0.0
30,000  ONEOK, Inc., 5.050%,
11/01/2034 29,191
0.0
9,000  ONEOK, Inc., 5.050%,
04/01/2045 7,727
0.0
11,000  ONEOK, Inc., 5.150%,
10/15/2043 9,794
0.0
17,000
(1)
ONEOK, Inc., 5.200%,
07/15/2048 14,953
0.0
10,000  ONEOK, Inc., 5.450%,
06/01/2047 9,028
0.0
14,000  ONEOK, Inc., 5.550%,
11/01/2026 14,083
0.0
7,000  ONEOK, Inc., 5.600%,
04/01/2044 6,458
0.0
14,000  ONEOK, Inc., 5.650%,
11/01/2028 14,377
0.0
29,000  ONEOK, Inc., 5.700%,
11/01/2054 26,480
0.0
10,000  ONEOK, Inc., 5.800%,
11/01/2030 10,411
0.0
8,000  ONEOK, Inc., 6.000%,
06/15/2035 8,326
0.0
29,000  ONEOK, Inc., 6.050%,
09/01/2033 30,419
0.0
14,000  ONEOK, Inc., 6.100%,
11/15/2032 14,755
0.0
12,000  ONEOK, Inc., 6.350%,
01/15/2031 12,759
0.0
30,000  ONEOK, Inc., 6.625%,
09/01/2053 30,814
0.0
17,000  ONEOK, Inc., 7.150%,
01/15/2051 18,349
0.0
14,000  Ovintiv, Inc., 5.650%,
05/15/2028 14,379
0.0
12,000  Ovintiv, Inc., 6.250%,
07/15/2033 12,668
0.0
12,000  Ovintiv, Inc., 6.500%,
08/15/2034 12,798
0.0
9,000  Ovintiv, Inc., 6.500%,
02/01/2038 9,449
0.0
9,000  Ovintiv, Inc., 6.625%,
08/15/2037 9,598
0.0
7,000  Ovintiv, Inc., 7.200%,
11/01/2031 7,695
0.0
10,000  Ovintiv, Inc., 7.375%,
11/01/2031 11,067
0.0
6,000  Ovintiv, Inc., 8.125%,
09/15/2030 6,757
0.0
10,000  Patterson-UTI
Energy, Inc., 3.950%,
02/01/2028 9,841
0.0
7,000  Patterson-UTI
Energy, Inc., 5.150%,
11/15/2029 7,028
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
8,000  Patterson-UTI
Energy, Inc., 7.150%,
10/01/2033 $ 8,609
0.0
58,000  Petroleos Mexicanos,
6.700%,
02/16/2032 56,912
0.0
16,000  Phillips 66, 2.150%,
12/15/2030 14,350
0.0
19,000  Phillips 66, 3.300%,
03/15/2052 12,301
0.0
15,000  Phillips 66, 3.900%,
03/15/2028 14,882
0.0
19,000  Phillips 66, 4.650%,
11/15/2034 18,376
0.0
29,000  Phillips 66, 4.875%,
11/15/2044 25,296
0.0
29,000  Phillips 66, 5.875%,
05/01/2042 29,070
0.0
11,000  Phillips 66 Co., 3.150%,
12/15/2029 10,504
0.0
9,000  Phillips 66 Co., 3.550%,
10/01/2026 8,975
0.0
8,000  Phillips 66 Co., 3.750%,
03/01/2028 7,918
0.0
9,000  Phillips 66 Co., 4.680%,
02/15/2045 7,611
0.0
12,000  Phillips 66 Co., 4.900%,
10/01/2046 10,427
0.0
14,000  Phillips 66 Co., 4.950%,
12/01/2027 14,141
0.0
12,000  Phillips 66 Co., 4.950%,
03/15/2035 11,831
0.0
23,000  Phillips 66 Co., 5.250%,
06/15/2031 23,583
0.0
17,000  Phillips 66 Co., 5.300%,
06/30/2033 17,291
0.0
12,000  Phillips 66 Co., 5.500%,
03/15/2055 11,050
0.0
10,000  Phillips 66 Co., 5.650%,
06/15/2054 9,357
0.0
22,000  Pioneer Natural
Resources Co., 1.900%,
08/15/2030 19,812
0.0
20,000  Pioneer Natural
Resources Co., 2.150%,
01/15/2031 18,028
0.0
93,000  Plains All American
Pipeline L.P. / PAA
Finance Corp., 4.700%,
06/15/2044 78,675
0.0
27,000  Sabine Pass
Liquefaction LLC,
4.200%,
03/15/2028 26,898
0.0
40,000  Sabine Pass
Liquefaction LLC,
4.500%,
05/15/2030 39,723
0.0
30,000  Sabine Pass
Liquefaction LLC,
5.000%,
03/15/2027 30,060
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
8,496  Sabine Pass
Liquefaction LLC,
5.900%,
09/15/2037 $ 8,879
0.0
45,000
(4)
Shell Finance US, Inc.,
3.000%,
11/26/2051 28,681
0.0
60,000  Shell Finance US, Inc.,
3.750%,
09/12/2046 45,926
0.0
196,000  Shell Finance US, Inc.,
4.125%,
05/11/2035 185,907
0.1
86,000  Shell Finance US, Inc.,
4.375%,
05/11/2045 73,187
0.0
13,000  South Bow USA
Infrastructure Holdings
LLC, 4.911%,
09/01/2027 13,058
0.0
19,000  South Bow USA
Infrastructure Holdings
LLC, 5.026%,
10/01/2029 19,128
0.0
24,000  South Bow USA
Infrastructure Holdings
LLC, 5.584%,
10/01/2034 23,848
0.0
13,000  South Bow USA
Infrastructure Holdings
LLC, 6.176%,
10/01/2054 12,401
0.0
13,000  Southwestern
Energy Co., 5.375%,
02/01/2029 12,994
0.0
111,000  Spectra Energy
Partners L.P., 4.500%,
03/15/2045 93,082
0.1
71,000  Suncor Energy, Inc.,
3.750%,
03/04/2051 50,094
0.0
15,000  Targa Resources Corp.,
4.200%,
02/01/2033 14,208
0.0
65,000  Targa Resources Corp.,
4.950%,
04/15/2052 54,480
0.0
15,000  Targa Resources Corp.,
5.200%,
07/01/2027 15,123
0.0
18,000  Targa Resources Corp.,
6.125%,
03/15/2033 19,045
0.0
20,000  Targa Resources Corp.,
6.150%,
03/01/2029 20,840
0.0
10,000  Targa Resources Corp.,
6.250%,
07/01/2052 9,996
0.0
20,000  Targa Resources Corp.,
6.500%,
03/30/2034 21,627
0.0
17,000  Targa Resources Corp.,
6.500%,
02/15/2053 17,457
0.0
20,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.000%,
01/15/2032 18,963
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
20,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.875%,
02/01/2031 $ 19,976
0.0
14,000
(1)
Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 5.000%,
01/15/2028 13,998
0.0
19,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 5.500%,
03/01/2030 19,183
0.0
9,000  TC PipeLines L.P.,
3.900%,
05/25/2027 8,936
0.0
8,000  Texas Eastern
Transmission L.P.,
7.000%,
07/15/2032 8,883
0.0
25,000  TotalEnergies Capital
International SA,
2.829%,
01/10/2030 23,693
0.0
16,000  TotalEnergies Capital
International SA,
2.986%,
06/29/2041 11,927
0.0
51,000  TotalEnergies Capital
International SA,
3.127%,
05/29/2050 33,745
0.0
31,000  TotalEnergies Capital
International SA,
3.386%,
06/29/2060 19,963
0.0
25,000
(1)
TotalEnergies Capital
International SA,
3.455%,
02/19/2029 24,564
0.0
20,000  TotalEnergies Capital
International SA,
3.461%,
07/12/2049 14,157
0.0
20,000  TotalEnergies Capital
SA, 3.883%,
10/11/2028 19,959
0.0
25,000  TotalEnergies Capital
SA, 5.150%,
04/05/2034 25,576
0.0
36,000  TotalEnergies Capital
SA, 5.488%,
04/05/2054 34,582
0.0
25,000  TotalEnergies Capital
SA, 5.638%,
04/05/2064 24,008
0.0
86,000  TransCanada
PipeLines Ltd., 4.625%,
03/01/2034 83,272
0.0
85,000  TransCanada
PipeLines Ltd., 7.625%,
01/15/2039 99,750
0.1
78,000  Valero Energy Corp.,
6.625%,
06/15/2037 85,422
0.0
24,000  Viper Energy Partners
LLC, 5.700%,
08/01/2035 24,202
0.0
22,000  Western Midstream
Operating L.P., 4.050%,
02/01/2030 21,371
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
7,000  Western Midstream
Operating L.P., 4.500%,
03/01/2028 $ 7,006
0.0
10,000  Western Midstream
Operating L.P., 4.650%,
07/01/2026 10,000
0.0
8,000  Western Midstream
Operating L.P., 4.750%,
08/15/2028 8,025
0.0
23,000  Western Midstream
Operating L.P., 5.250%,
02/01/2050 19,416
0.0
14,000  Western Midstream
Operating L.P., 5.300%,
03/01/2048 11,845
0.0
12,000  Western Midstream
Operating L.P., 5.450%,
04/01/2044 10,694
0.0
7,000  Western Midstream
Operating L.P., 5.500%,
08/15/2048 6,054
0.0
15,000  Western Midstream
Operating L.P., 6.150%,
04/01/2033 15,664
0.0
12,000  Western Midstream
Operating L.P., 6.350%,
01/15/2029 12,499
0.0
252,000  Williams Cos., Inc.,
2.600%,
03/15/2031 228,190
0.1
83,000  Williams Cos., Inc.,
3.500%,
10/15/2051 56,492
0.0
15,000  Williams Cos., Inc.,
5.100%,
09/15/2045 13,581
0.0
141,000  Williams Cos., Inc.,
5.400%,
03/04/2044 131,775
0.1
24,000  Woodside Finance Ltd.,
5.100%,
09/12/2034 23,633
0.0
41,000  Woodside Finance Ltd.,
5.700%,
09/12/2054 38,624
0.0
8,294,510
1.6
Financial : 9.0%
171,000  AerCap Ireland Capital
DAC / AerCap Global
Aviation Trust, 2.450%,
10/29/2026 169,144
0.1
210,000  AerCap Ireland Capital
DAC / AerCap Global
Aviation Trust, 3.000%,
10/29/2028 202,196
0.1
161,000  AerCap Ireland Capital
DAC / AerCap Global
Aviation Trust, 3.300%,
01/30/2032 146,279
0.1
152,000  AerCap Ireland Capital
DAC / AerCap Global
Aviation Trust, 6.100%,
01/15/2027 153,688
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
220,000  AerCap Ireland Capital
DAC / AerCap Global
Aviation Trust, 6.450%,
04/15/2027 $ 224,193
0.1
16,000  Affiliated Managers
Group, Inc., 5.500%,
02/15/2036 15,780
0.0
6,000
(1)
Aflac, Inc., 2.875%,
10/15/2026 5,956
0.0
20,000  Aflac, Inc., 3.600%,
04/01/2030 19,398
0.0
8,000  Aflac, Inc., 4.000%,
10/15/2046 6,310
0.0
11,000  Aflac, Inc., 4.750%,
01/15/2049 9,493
0.0
7,000  Agree L.P., 2.000%,
06/15/2028 6,631
0.0
6,000  Agree L.P., 2.600%,
06/15/2033 5,112
0.0
7,000  Agree L.P., 2.900%,
10/01/2030 6,468
0.0
6,000  Agree L.P., 4.800%,
10/01/2032 5,952
0.0
9,000  Agree L.P., 5.625%,
06/15/2034 9,195
0.0
24,000  Air Lease Corp.,
1.875%,
08/15/2026 23,758
0.0
10,000  Air Lease Corp.,
2.100%,
09/01/2028 9,410
0.0
15,000  Air Lease Corp.,
2.200%,
01/15/2027 14,725
0.0
15,000  Air Lease Corp.,
3.125%,
12/01/2030 13,826
0.0
10,000  Air Lease Corp.,
3.250%,
10/01/2029 9,493
0.0
10,000  Air Lease Corp.,
3.625%,
04/01/2027 9,855
0.0
10,000  Air Lease Corp.,
3.625%,
12/01/2027 9,854
0.0
10,000
(1)
Air Lease Corp.,
4.625%,
10/01/2028 9,957
0.0
10,000
(1)
Air Lease Corp.,
5.100%,
03/01/2029 10,093
0.0
14,000  Air Lease Corp.,
5.300%,
02/01/2028 14,163
0.0
14,000  Air Lease Corp.,
5.850%,
12/15/2027 14,297
0.0
15,000  Air Lease Corp., GMTN,
3.750%,
06/01/2026 14,977
0.0
15,000
(1)
Air Lease Corp., MTN,
2.875%,
01/15/2032 13,301
0.0
13,000  Air Lease Corp., MTN,
3.000%,
02/01/2030 12,088
0.0
14,000  Alexandria Real Estate
Equities, Inc., 1.875%,
02/01/2033 11,350
0.0
25,000  Alexandria Real Estate
Equities, Inc., 2.000%,
05/18/2032 20,927
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
100,000  Alexandria Real Estate
Equities, Inc., 3.000%,
05/18/2051 $ 62,785
0.0
8,000  Alexandria Real Estate
Equities, Inc., 5.150%,
04/15/2053 6,965
0.0
4,000  Alleghany Corp.,
3.250%,
08/15/2051 2,645
0.0
10,000  Alleghany Corp.,
3.625%,
05/15/2030 9,719
0.0
6,000  Alleghany Corp.,
4.900%,
09/15/2044 5,343
0.0
202,000  Allstate Corp., 3.280%,
12/15/2026 200,875
0.1
10,000  Allstate Corp., 3.850%,
08/10/2049 7,425
0.0
14,000  Allstate Corp., 4.200%,
12/15/2046 11,116
0.0
10,000  Allstate Corp., 4.500%,
06/15/2043 8,507
0.0
11,000
(3)
Allstate Corp., 6.500%,
05/15/2067 11,257
0.0
5,000
(1)(3)
Ally Financial, Inc.,
6.184%,
07/26/2035 5,017
0.0
96,000  Ally Financial, Inc.,
8.000%,
11/01/2031 106,617
0.0
14,000  American Assets
Trust L.P., 6.150%,
10/01/2034 13,892
0.0
24,000  American Express Co.,
1.650%,
11/04/2026 23,659
0.0
38,000  American Express Co.,
2.550%,
03/04/2027 37,456
0.0
19,000  American Express Co.,
3.125%,
05/20/2026 18,990
0.0
35,000  American Express Co.,
3.300%,
05/03/2027 34,712
0.0
22,000  American Express Co.,
4.050%,
05/03/2029 21,919
0.0
170,000  American Express Co.,
4.050%,
12/03/2042 141,161
0.1
27,000
(3)
American Express Co.,
4.420%,
08/03/2033 26,350
0.0
15,000
(3)
American Express Co.,
4.989%,
05/26/2033 14,930
0.0
27,000
(3)
American Express Co.,
5.043%,
05/01/2034 27,052
0.0
33,000
(3)
American Express Co.,
5.282%,
07/27/2029 33,567
0.0
26,000
(3)
American Express Co.,
5.389%,
07/28/2027 26,070
0.0
24,000
(1)(3)
American Express Co.,
5.625%,
07/28/2034 24,535
0.0
33,000  American Express Co.,
5.850%,
11/05/2027 33,793
0.0
7,000  American Express
Credit Corp., MTN,
3.300%,
05/03/2027 6,937
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
12,000  American Financial
Group, Inc., 4.500%,
06/15/2047 $ 9,703
0.0
17,000  American Financial
Group, Inc., 5.250%,
04/02/2030 17,420
0.0
9,000
(1)
American Homes 4
Rent L.P., 2.375%,
07/15/2031 7,937
0.0
17,000  American Homes 4
Rent L.P., 3.375%,
07/15/2051 11,164
0.0
12,000
(1)
American Homes 4
Rent L.P., 3.625%,
04/15/2032 11,085
0.0
10,000  American Homes 4
Rent L.P., 4.250%,
02/15/2028 9,950
0.0
6,000  American Homes 4
Rent L.P., 4.300%,
04/15/2052 4,588
0.0
8,000  American Homes 4
Rent L.P., 4.900%,
02/15/2029 8,045
0.0
12,000  American Homes 4
Rent L.P., 5.500%,
02/01/2034 12,116
0.0
10,000  American Homes 4
Rent L.P., 5.500%,
07/15/2034 10,009
0.0
7,000  American International
Group, Inc., 3.400%,
06/30/2030 6,682
0.0
25,000
(1)
American International
Group, Inc., 3.875%,
01/15/2035 23,002
0.0
20,000  American International
Group, Inc., 4.375%,
06/30/2050 16,213
0.0
15,000  American International
Group, Inc., 4.500%,
07/16/2044 12,840
0.0
20,000  American International
Group, Inc., 4.750%,
04/01/2048 17,406
0.0
21,000  American International
Group, Inc., 5.125%,
03/27/2033 21,225
0.0
18,000
(1)
American National
Group, Inc., 6.000%,
07/15/2035 17,561
0.0
171,000  American Tower Corp.,
1.600%,
04/15/2026 170,821
0.1
171,000  American Tower Corp.,
2.700%,
04/15/2031 155,242
0.1
54,000  American Tower Corp.,
2.950%,
01/15/2051 33,359
0.0
171,000  American Tower Corp.,
3.375%,
10/15/2026 170,031
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
151,000  American Tower Corp.,
3.550%,
07/15/2027 $ 149,422
0.1
14,000  Americold Realty
Operating Partnership
L.P., 5.409%,
09/12/2034 13,340
0.0
34,000  Ameriprise Financial,
Inc., 5.150%,
05/15/2033 34,615
0.0
3,000
(1)
Ameriprise Financial,
Inc., 5.200%,
04/15/2035 2,993
0.0
5,000  Andrew W Mellon
Foundation 2020,
0.947%,
08/01/2027 4,806
0.0
171,000  Aon Corp., 3.750%,
05/02/2029 167,907
0.1
64,000  Aon Global Ltd.,
4.450%,
05/24/2043 54,215
0.0
49,000  Aon Global Ltd.,
4.600%,
06/14/2044 41,723
0.0
21,000  Apollo Debt Solutions
BDC, 6.550%,
03/15/2032 21,095
0.0
12,000
(1)
Apollo Debt Solutions
BDC, 6.700%,
07/29/2031 12,147
0.0
13,000  Apollo Debt Solutions
BDC, 6.900%,
04/13/2029 13,307
0.0
26,000  Apollo Global
Management, Inc.,
5.800%,
05/21/2054 24,240
0.0
10,000  Apollo Global
Management, Inc.,
6.375%,
11/15/2033 10,597
0.0
10,000  Arch Capital Finance
LLC, 4.011%,
12/15/2026 9,981
0.0
9,000  Arch Capital Finance
LLC, 5.031%,
12/15/2046 8,169
0.0
2,000  Arch Capital Group Ltd.,
3.635%,
06/30/2050 1,432
0.0
17,000  Arch Capital Group Ltd.,
7.350%,
05/01/2034 19,300
0.0
10,000  Arch Capital Group
US, Inc., 5.144%,
11/01/2043 9,283
0.0
83,000  Ares Capital Corp.,
3.200%,
11/15/2031 71,867
0.0
13,000  Ares Management
Corp., 5.600%,
10/11/2054 11,462
0.0
9,000  Ares Management
Corp., 6.375%,
11/10/2028 9,358
0.0
55,000  Ares Strategic Income
Fund, 6.200%,
03/21/2032 53,942
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
8,000
(1)
Arthur J Gallagher
& Co., 2.400%,
11/09/2031 $ 7,032
0.0
63,000  Arthur J Gallagher
& Co., 3.050%,
03/09/2052 38,957
0.0
17,000  Arthur J Gallagher
& Co., 3.500%,
05/20/2051 11,642
0.0
10,000  Arthur J Gallagher
& Co., 5.450%,
07/15/2034 10,163
0.0
7,000
(1)
Arthur J Gallagher
& Co., 5.500%,
03/02/2033 7,201
0.0
12,000  Arthur J Gallagher
& Co., 5.750%,
03/02/2053 11,523
0.0
10,000  Arthur J Gallagher
& Co., 5.750%,
07/15/2054 9,600
0.0
8,000  Arthur J Gallagher
& Co., 6.500%,
02/15/2034 8,655
0.0
12,000  Arthur J Gallagher
& Co., 6.750%,
02/15/2054 12,972
0.0
5,000
(1)
Aspen Insurance
Holdings Ltd., 5.750%,
07/01/2030 5,161
0.0
5,000
(3)
Associated Banc-Corp.,
6.455%,
08/29/2030 5,119
0.0
13,000  Assurant, Inc., 5.550%,
02/15/2036 13,040
0.0
10,000  Assured Guaranty US
Holdings, Inc., 3.150%,
06/15/2031 9,271
0.0
8,000  Assured Guaranty US
Holdings, Inc., 3.600%,
09/15/2051 5,414
0.0
7,000  Assured Guaranty US
Holdings, Inc., 6.125%,
09/15/2028 7,250
0.0
39,000
(1)
Athene Holding Ltd.,
3.450%,
05/15/2052 23,803
0.0
10,000  Athene Holding Ltd.,
3.500%,
01/15/2031 9,284
0.0
10,000
(1)
Athene Holding Ltd.,
3.950%,
05/25/2051 6,771
0.0
20,000  Athene Holding Ltd.,
4.125%,
01/12/2028 19,755
0.0
12,000
(1)
Athene Holding Ltd.,
5.875%,
01/15/2034 11,959
0.0
10,000
(1)
Athene Holding Ltd.,
6.150%,
04/03/2030 10,328
0.0
20,000  Athene Holding Ltd.,
6.250%,
04/01/2054 18,372
0.0
8,000  Athene Holding Ltd.,
6.650%,
02/01/2033 8,322
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
13,000  Australia & New
Zealand Banking Group
Ltd./New York NY,
4.750%,
01/18/2027 $ 13,056
0.0
171,000  AvalonBay
Communities, Inc.,
MTN, 2.300%,
03/01/2030 157,786
0.1
15,000  AXA SA, 8.600%,
12/15/2030 17,248
0.0
15,000
(3)
AXIS Specialty
Finance LLC, 4.900%,
01/15/2040 14,441
0.0
6,000  Bain Capital Specialty
Finance, Inc., 5.950%,
03/15/2030 5,812
0.0
200,000
(3)
Banco Bilbao Vizcaya
Argentaria SA, 6.138%,
09/14/2028 204,574
0.1
200,000  Banco Santander SA,
3.306%,
06/27/2029 192,774
0.1
200,000  Banco Santander SA,
3.800%,
02/23/2028 197,580
0.1
200,000  Banco Santander SA,
4.250%,
04/11/2027 199,815
0.1
200,000  Banco Santander SA,
5.588%,
08/08/2028 204,895
0.1
64,000
(3)
Bank of America Corp.,
1.734%,
07/22/2027 63,468
0.0
86,000
(3)
Bank of America Corp.,
2.299%,
07/21/2032 75,944
0.0
75,000
(3)
Bank of America Corp.,
2.572%,
10/20/2032 66,754
0.0
69,000
(3)
Bank of America Corp.,
2.592%,
04/29/2031 63,763
0.0
81,000
(3)
Bank of America Corp.,
2.687%,
04/22/2032 73,430
0.0
151,000
(3)
Bank of America Corp.,
2.972%,
07/21/2052 95,553
0.0
81,000
(3)
Bank of America Corp.,
3.311%,
04/22/2042 61,821
0.0
137,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 134,633
0.0
46,000
(3)
Bank of America Corp.,
3.705%,
04/24/2028 45,660
0.0
29,000
(3)
Bank of America Corp.,
3.946%,
01/23/2049 22,378
0.0
46,000
(3)
Bank of America Corp.,
4.244%,
04/24/2038 41,686
0.0
51,000
(3)
Bank of America Corp.,
4.376%,
04/27/2028 50,971
0.0
93,000
(3)
Bank of America Corp.,
4.571%,
04/27/2033 91,414
0.0
157,000
(3)
Bank of America Corp.,
5.202%,
04/25/2029 159,258
0.1
114,000
(3)
Bank of America Corp.,
5.288%,
04/25/2034 115,429
0.0
12,000
(3)
Bank of America Corp.,
5.468%,
01/23/2035 12,253
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
65,000
(3)
Bank of America Corp.,
5.872%,
09/15/2034 $ 68,086
0.0
34,000
(3)
Bank of America Corp.,
5.933%,
09/15/2027 34,239
0.0
46,000
(3)
Bank of America Corp.,
6.204%,
11/10/2028 47,269
0.0
46,000
(3)
Bank of America
Corp., GMTN, 3.593%,
07/21/2028 45,517
0.0
58,000
(3)
Bank of America
Corp., MTN, 1.922%,
10/24/2031 51,419
0.0
69,000
(3)
Bank of America
Corp., MTN, 2.087%,
06/14/2029 65,659
0.0
81,000
(3)
Bank of America
Corp., MTN, 2.496%,
02/13/2031 74,891
0.0
51,000
(3)
Bank of America
Corp., MTN, 2.551%,
02/04/2028 50,229
0.0
115,000
(3)
Bank of America
Corp., MTN, 2.676%,
06/19/2041 82,486
0.0
46,000
(3)
Bank of America
Corp., MTN, 2.884%,
10/22/2030 43,519
0.0
86,000
(3)
Bank of America
Corp., MTN, 2.972%,
02/04/2033 77,871
0.0
58,000
(3)
Bank of America
Corp., MTN, 3.194%,
07/23/2030 55,636
0.0
58,000
(1)
Bank of America
Corp., MTN, 3.248%,
10/21/2027 57,235
0.0
69,000
(3)
Bank of America
Corp., MTN, 3.559%,
04/23/2027 68,965
0.0
58,000
(3)
Bank of America
Corp., MTN, 3.824%,
01/20/2028 57,720
0.0
58,000
(3)
Bank of America
Corp., MTN, 3.970%,
03/05/2029 57,493
0.0
69,000
(3)
Bank of America
Corp., MTN, 3.974%,
02/07/2030 68,066
0.0
34,000
(3)
Bank of America
Corp., MTN, 4.078%,
04/23/2040 29,610
0.0
127,000
(3)
Bank of America
Corp., MTN, 4.083%,
03/20/2051 98,304
0.0
46,000  Bank of America
Corp., MTN, 4.250%,
10/22/2026 45,983
0.0
69,000
(3)
Bank of America
Corp., MTN, 4.271%,
07/23/2029 68,730
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
63,000
(3)
Bank of America
Corp., MTN, 4.330%,
03/15/2050 $ 51,114
0.0
46,000
(3)
Bank of America
Corp., MTN, 4.443%,
01/20/2048 38,662
0.0
12,000  Bank of America
Corp., MTN, 4.875%,
04/01/2044 11,097
0.0
69,000
(3)
Bank of America
Corp., MTN, 4.948%,
07/22/2028 69,461
0.0
46,000  Bank of America
Corp., MTN, 5.000%,
01/21/2044 42,830
0.0
115,000
(3)
Bank of America
Corp., MTN, 5.015%,
07/22/2033 115,718
0.0
34,000  Bank of America
Corp., MTN, 5.875%,
02/07/2042 35,044
0.0
26,000
(3)
Bank of America Corp.
N, 2.651%,
03/11/2032 23,588
0.0
22,000
(3)
Bank of America Corp.
N, 3.483%,
03/13/2052 15,308
0.0
46,000  Bank of America Corp.,,
L, 4.183%,
11/25/2027 45,857
0.0
12,000  Bank of America Corp.,,
L, 4.750%,
04/21/2045 10,535
0.0
75,000
(3)
Bank of Montreal,
3.088%,
01/10/2037 66,719
0.0
32,000
(3)
Bank of Montreal,
3.803%,
12/15/2032 31,501
0.0
9,000  Bank of New York
Mellon Corp., 2.500%,
01/26/2032 8,130
0.0
26,000
(3)
Bank of New York
Mellon Corp., 5.316%,
06/06/2036 26,374
0.0
24,000
(3)
Bank of New York
Mellon Corp., 5.606%,
07/21/2039 24,434
0.0
7,000
(1)(3)
Bank of New York
Mellon Corp., J,
4.967%,
04/26/2034 7,021
0.0
10,000  Bank of New York
Mellon Corp., MTN,
1.650%,
01/28/2031 8,815
0.0
141,000  Bank of New York
Mellon Corp., MTN,
3.000%,
10/30/2028 136,333
0.1
151,000  Bank of New York
Mellon Corp., MTN,
3.250%,
05/16/2027 149,758
0.1
171,000
(3)
Bank of New York
Mellon Corp., MTN,
3.442%,
02/07/2028 169,814
0.1
18,000
(3)
Bank of New York
Mellon Corp., MTN,
5.188%,
03/14/2035 18,263
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
30,000
(3)
Bank of New York
Mellon Corp., MTN,
5.834%,
10/25/2033 $ 31,814
0.0
22,000
(3)
Bank of New York
Mellon Corp., MTN,
6.474%,
10/25/2034 24,055
0.0
18,000
(1)
Bank of Nova Scotia,
1.300%,
09/15/2026 17,775
0.0
15,000  Bank of Nova Scotia,
1.350%,
06/24/2026 14,910
0.0
15,000  Bank of Nova Scotia,
1.950%,
02/02/2027 14,736
0.0
13,000  Bank of Nova Scotia,
2.150%,
08/01/2031 11,468
0.0
17,000  Bank of Nova Scotia,
2.450%,
02/02/2032 15,029
0.0
25,000  Bank of Nova Scotia,
2.700%,
08/03/2026 24,866
0.0
14,000  Bank of Nova Scotia,
2.951%,
03/11/2027 13,835
0.0
25,000
(3)
Bank of Nova Scotia,
4.588%,
05/04/2037 23,923
0.0
25,000  Bank of Nova Scotia,
4.850%,
02/01/2030 25,298
0.0
15,000  Bank of Nova Scotia,
5.250%,
06/12/2028 15,306
0.0
23,000  Bank of Nova Scotia,
5.350%,
12/07/2026 23,179
0.0
78,000  Bank of Nova Scotia,
5.650%,
02/01/2034 81,208
0.0
5,000  BankUnited, Inc.,
5.125%,
06/11/2030 4,985
0.0
401,000
(3)
Barclays PLC, 3.811%,
03/10/2042 311,775
0.1
202,000  Barclays PLC, 5.200%,
05/12/2026 202,135
0.1
50,000
(1)
Barclays PLC, 5.250%,
08/17/2045 46,296
0.0
210,000
(3)
Barclays PLC, 6.496%,
09/13/2027 211,709
0.1
10,000  Barings BDC, Inc.,
7.000%,
02/15/2029 10,086
0.0
7,000
(4)
Barings Private
Credit Corp., 6.150%,
06/11/2030 6,782
0.0
15,000  Berkshire Hathaway
Finance Corp., 1.450%,
10/15/2030 13,340
0.0
10,000
(1)
Berkshire Hathaway
Finance Corp., 1.850%,
03/12/2030 9,177
0.0
20,000  Berkshire Hathaway
Finance Corp., 2.875%,
03/15/2032 18,531
0.0
56,000  Berkshire Hathaway
Finance Corp., 3.850%,
03/15/2052 42,307
0.0
48,000  Berkshire Hathaway
Finance Corp., 4.200%,
08/15/2048 39,150
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
40,000  Berkshire Hathaway
Finance Corp., 4.250%,
01/15/2049 $ 32,851
0.0
10,000  Berkshire Hathaway
Finance Corp., 4.300%,
05/15/2043 8,770
0.0
15,000  Berkshire Hathaway
Finance Corp., 4.400%,
05/15/2042 13,412
0.0
15,000  Berkshire Hathaway
Finance Corp., 5.750%,
01/15/2040 16,055
0.0
20,000
(1)
Berkshire Hathaway,
Inc., 4.500%,
02/11/2043 18,177
0.0
23,000  BGC Group, Inc.,
6.150%,
04/02/2030 23,406
0.0
33,000  BlackRock Funding,
Inc., 5.350%,
01/08/2055 31,261
0.0
200,000  BlackRock, Inc.,
1.900%,
01/28/2031 178,285
0.1
25,000  Blackstone Private
Credit Fund, 2.625%,
12/15/2026 24,464
0.0
20,000  Blackstone Private
Credit Fund, 3.250%,
03/15/2027 19,506
0.0
13,000  Blackstone Private
Credit Fund, 4.000%,
01/15/2029 12,236
0.0
10,000  Blackstone Private
Credit Fund, 5.950%,
07/16/2029 9,857
0.0
34,000  Blackstone Private
Credit Fund, 6.000%,
11/22/2034 31,805
0.0
10,000
(1)
Blackstone Private
Credit Fund, 6.250%,
01/25/2031 9,885
0.0
10,000  Blackstone Private
Credit Fund, 7.300%,
11/27/2028 10,210
0.0
27,000  Blackstone Reg Finance
Co. LLC, 4.950%,
02/15/2036 26,073
0.0
30,000
(1)
Blackstone Secured
Lending Fund, 5.125%,
01/31/2031 28,751
0.0
80,000  Blue Owl Capital Corp.,
2.625%,
01/15/2027 78,047
0.0
12,000
(1)
Blue Owl Capital Corp.,
6.200%,
07/15/2030 11,834
0.0
59,000
(1)
Blue Owl Credit
Income Corp., 6.650%,
03/15/2031 58,233
0.0
20,000
(1)
Blue Owl Finance LLC,
6.250%,
04/18/2034 19,240
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
22,000
(1)
Blue Owl Technology
Finance Corp., 6.750%,
04/04/2029 $ 21,659
0.0
76,000  Boston Properties L.P.,
3.250%,
01/30/2031 70,133
0.0
35,000  Boston Properties L.P.,
5.750%,
01/15/2035 34,823
0.0
75,000
(1)
Brighthouse Financial,
Inc., 5.625%,
05/15/2030 74,681
0.0
7,000  Brixmor Operating
Partnership L.P.,
2.250%,
04/01/2028 6,722
0.0
10,000  Brixmor Operating
Partnership L.P.,
2.500%,
08/16/2031 8,907
0.0
8,000  Brixmor Operating
Partnership L.P.,
3.900%,
03/15/2027 7,956
0.0
16,000  Brixmor Operating
Partnership L.P.,
4.050%,
07/01/2030 15,574
0.0
12,000  Brixmor Operating
Partnership L.P.,
4.125%,
06/15/2026 11,993
0.0
15,000  Brixmor Operating
Partnership L.P.,
4.125%,
05/15/2029 14,801
0.0
8,000
(1)
Brixmor Operating
Partnership L.P.,
5.500%,
02/15/2034 8,131
0.0
10,000  Brixmor Operating
Partnership L.P.,
5.750%,
02/15/2035 10,275
0.0
11,000  Broadstone Net
Lease LLC, 5.000%,
11/01/2032 10,825
0.0
26,000  Brookfield Asset
Management Ltd.,
6.077%,
09/15/2055 25,712
0.0
12,000  Brookfield Finance
LLC / Brookfield
Finance, Inc., 3.450%,
04/15/2050 7,935
0.0
151,000  Brookfield Finance, Inc.,
2.724%,
04/15/2031 137,005
0.1
12,000  Brookfield Finance, Inc.,
3.500%,
03/30/2051 8,023
0.0
8,000  Brookfield Finance, Inc.,
3.625%,
02/15/2052 5,438
0.0
9,000  Brookfield Finance, Inc.,
4.700%,
09/20/2047 7,484
0.0
4,000  Brookfield Finance, Inc.,
5.675%,
01/15/2035 4,036
0.0
15,000  Brookfield Finance, Inc.,
5.968%,
03/04/2054 14,563
0.0
14,000  Brown & Brown, Inc.,
2.375%,
03/15/2031 12,329
0.0
12,000  Brown & Brown, Inc.,
4.200%,
03/17/2032 11,336
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
7,000
(1)
Brown & Brown, Inc.,
4.500%,
03/15/2029 $ 6,970
0.0
12,000  Brown & Brown, Inc.,
4.950%,
03/17/2052 10,012
0.0
38,000
(1)
Brown & Brown, Inc.,
6.250%,
06/23/2055 37,928
0.0
15,000  Camden Property Trust,
2.800%,
05/15/2030 14,013
0.0
12,000  Camden Property Trust,
3.150%,
07/01/2029 11,520
0.0
6,000  Camden Property Trust,
3.350%,
11/01/2049 4,125
0.0
8,000  Camden Property Trust,
4.100%,
10/15/2028 7,965
0.0
8,000  Camden Property Trust,
4.900%,
01/15/2034 7,956
0.0
10,000  Camden Property Trust,
5.850%,
11/03/2026 10,078
0.0
15,000  Canadian Imperial Bank
of Commerce, 1.250%,
06/22/2026 14,902
0.0
22,000  Canadian Imperial Bank
of Commerce, 3.450%,
04/07/2027 21,847
0.0
22,000  Canadian Imperial Bank
of Commerce, 3.600%,
04/07/2032 20,631
0.0
22,000
(1)
Canadian Imperial Bank
of Commerce, 5.001%,
04/28/2028 22,285
0.0
10,000  Canadian Imperial Bank
of Commerce, 5.615%,
07/17/2026 10,038
0.0
19,000
(1)
Canadian Imperial Bank
of Commerce, 5.926%,
10/02/2026 19,169
0.0
15,000  Canadian Imperial Bank
of Commerce, 5.986%,
10/03/2028 15,554
0.0
64,000  Canadian Imperial Bank
of Commerce, 6.092%,
10/03/2033 68,494
0.0
25,000
(3)
Capital One Financial
Corp., 1.878%,
11/02/2027 24,589
0.0
20,000
(3)
Capital One Financial
Corp., 2.359%,
07/29/2032 17,249
0.0
10,000
(1)(3)
Capital One Financial
Corp., 2.618%,
11/02/2032 8,779
0.0
25,000
(1)(3)
Capital One Financial
Corp., 3.273%,
03/01/2030 24,078
0.0
20,000  Capital One Financial
Corp., 3.650%,
05/11/2027 19,837
0.0
30,000  Capital One Financial
Corp., 3.750%,
07/28/2026 29,933
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
27,000
(1)
Capital One Financial
Corp., 3.750%,
03/09/2027 $ 26,847
0.0
28,000  Capital One Financial
Corp., 3.800%,
01/31/2028 27,678
0.0
32,000
(3)
Capital One Financial
Corp., 4.927%,
05/10/2028 32,092
0.0
31,000
(3)
Capital One Financial
Corp., 5.197%,
09/11/2036 30,064
0.0
18,000
(3)
Capital One Financial
Corp., 5.247%,
07/26/2030 18,250
0.0
22,000
(3)
Capital One Financial
Corp., 5.268%,
05/10/2033 21,968
0.0
51,000
(3)
Capital One Financial
Corp., 5.399%,
01/30/2037 49,996
0.0
32,000
(3)
Capital One Financial
Corp., 5.463%,
07/26/2030 32,670
0.0
20,000
(3)
Capital One Financial
Corp., 5.468%,
02/01/2029 20,309
0.0
20,000
(3)
Capital One Financial
Corp., 5.700%,
02/01/2030 20,522
0.0
25,000
(3)
Capital One Financial
Corp., 5.817%,
02/01/2034 25,595
0.0
20,000
(3)
Capital One Financial
Corp., 6.051%,
02/01/2035 20,678
0.0
36,000
(3)
Capital One Financial
Corp., 6.312%,
06/08/2029 37,245
0.0
36,000
(3)
Capital One Financial
Corp., 6.377%,
06/08/2034 37,960
0.0
15,000
(3)
Capital One Financial
Corp., 7.149%,
10/29/2027 15,207
0.0
36,000
(3)
Capital One Financial
Corp., 7.624%,
10/30/2031 39,773
0.0
6,000  Capital Southwest
Corp., 5.950%,
09/18/2030 5,888
0.0
14,000
(1)
Carlyle Group, Inc.,
5.050%,
09/19/2035 13,521
0.0
10,000  Carlyle Secured
5.75 2/31, 5.750%,
02/15/2031 9,450
0.0
10,000  Cboe Global Markets,
Inc., 1.625%,
12/15/2030 8,787
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
6,000  Cboe Global Markets,
Inc., 3.000%,
03/16/2032 $ 5,492
0.0
13,000  Cboe Global Markets,
Inc., 3.650%,
01/12/2027 12,945
0.0
10,000
(1)
CBRE Services, Inc.,
2.500%,
04/01/2031 8,939
0.0
10,000
(1)
CBRE Services, Inc.,
5.500%,
04/01/2029 10,243
0.0
18,000  CBRE Services, Inc.,
5.500%,
06/15/2035 18,204
0.0
20,000  CBRE Services, Inc.,
5.950%,
08/15/2034 20,829
0.0
20,000  Charles Schwab Corp.,
1.150%,
05/13/2026 19,920
0.0
15,000
(1)
Charles Schwab Corp.,
1.650%,
03/11/2031 13,079
0.0
17,000  Charles Schwab Corp.,
1.950%,
12/01/2031 14,807
0.0
25,000  Charles Schwab Corp.,
2.000%,
03/20/2028 23,991
0.0
15,000
(1)
Charles Schwab Corp.,
2.300%,
05/13/2031 13,509
0.0
30,000  Charles Schwab Corp.,
2.450%,
03/03/2027 29,545
0.0
10,000  Charles Schwab Corp.,
2.750%,
10/01/2029 9,480
0.0
20,000
(1)
Charles Schwab Corp.,
2.900%,
03/03/2032 18,116
0.0
13,000
(1)
Charles Schwab Corp.,
3.200%,
03/02/2027 12,890
0.0
14,000  Charles Schwab Corp.,
3.200%,
01/25/2028 13,779
0.0
12,000  Charles Schwab Corp.,
3.250%,
05/22/2029 11,679
0.0
15,000  Charles Schwab Corp.,
3.300%,
04/01/2027 14,870
0.0
12,000  Charles Schwab Corp.,
4.000%,
02/01/2029 11,957
0.0
10,000  Charles Schwab Corp.,
4.625%,
03/22/2030 10,148
0.0
20,000
(3)
Charles Schwab Corp.,
4.914%,
11/14/2036 19,448
0.0
24,000
(3)
Charles Schwab Corp.,
5.643%,
05/19/2029 24,666
0.0
26,000
(3)
Charles Schwab Corp.,
5.853%,
05/19/2034 27,322
0.0
20,000
(1)
Charles Schwab Corp.,
5.875%,
08/24/2026 20,118
0.0
26,000
(3)
Charles Schwab Corp.,
6.196%,
11/17/2029 27,181
0.0
16,000  Chubb Corp., 6.000%,
05/11/2037 17,134
0.0
17,000  Chubb INA Holdings,
Inc., 2.850%,
12/15/2051 10,574
0.0
98,000  Chubb INA Holdings,
Inc., 3.050%,
12/15/2061 58,909
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
19,000  CI Financial Corp.,
3.200%,
12/17/2030 $ 16,918
0.0
7,000  CI Financial Corp.,
4.100%,
06/15/2051 4,647
0.0
8,000  Cincinnati Financial
Corp., 6.125%,
11/01/2034 8,402
0.0
53,000
(3)
Citigroup, Inc., 1.462%,
06/09/2027 52,696
0.0
34,000
(3)
Citigroup, Inc., 2.520%,
11/03/2032 29,999
0.0
58,000
(3)
Citigroup, Inc., 2.561%,
05/01/2032 51,904
0.0
67,000
(3)
Citigroup, Inc., 2.572%,
06/03/2031 61,434
0.0
43,000
(3)
Citigroup, Inc., 2.666%,
01/29/2031 39,902
0.0
24,000
(3)
Citigroup, Inc., 2.904%,
11/03/2042 17,150
0.0
43,000
(3)
Citigroup, Inc., 2.976%,
11/05/2030 40,623
0.0
58,000
(3)
Citigroup, Inc., 3.057%,
01/25/2033 52,465
0.0
38,000  Citigroup, Inc., 3.400%,
05/01/2026 37,991
0.0
43,000
(3)
Citigroup, Inc., 3.520%,
10/27/2028 42,371
0.0
48,000
(3)
Citigroup, Inc., 3.668%,
07/24/2028 47,500
0.0
58,000
(3)
Citigroup, Inc., 3.785%,
03/17/2033 54,426
0.0
19,000
(3)
Citigroup, Inc., 3.878%,
01/24/2039 16,393
0.0
48,000
(3)
Citigroup, Inc., 3.980%,
03/20/2030 47,237
0.0
38,000
(3)
Citigroup, Inc., 4.075%,
04/23/2029 37,727
0.0
40,000  Citigroup, Inc., 4.125%,
07/25/2028 39,671
0.0
19,000
(3)
Citigroup, Inc., 4.281%,
04/24/2048 15,401
0.0
77,000
(3)
Citigroup, Inc., 4.412%,
03/31/2031 76,138
0.0
74,000  Citigroup, Inc., 4.450%,
09/29/2027 74,019
0.0
58,000
(3)
Citigroup, Inc., 4.542%,
09/19/2030 57,811
0.0
19,000  Citigroup, Inc., 4.650%,
07/30/2045 16,662
0.0
29,000
(3)
Citigroup, Inc., 4.658%,
05/24/2028 29,061
0.0
48,000
(3)
Citigroup, Inc., 4.910%,
05/24/2033 47,805
0.0
58,000
(3)
Citigroup, Inc., 5.174%,
02/13/2030 58,902
0.0
17,000  Citigroup, Inc., 5.300%,
05/06/2044 15,716
0.0
25,000
(3)
Citigroup, Inc., 5.316%,
03/26/2041 24,164
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
21,000
(3)
Citigroup, Inc., 5.411%,
09/19/2039 $ 20,523
0.0
48,000
(3)
Citigroup, Inc., 5.449%,
06/11/2035 48,686
0.0
195,000
(1)(3)
Citigroup, Inc., 5.612%,
03/04/2056 187,414
0.1
48,000
(3)
Citigroup, Inc., 5.827%,
02/13/2035 48,646
0.0
9,000  Citigroup, Inc., 5.875%,
02/22/2033 9,421
0.0
19,000  Citigroup, Inc., 5.875%,
01/30/2042 19,248
0.0
13,000  Citigroup, Inc., 6.000%,
10/31/2033 13,651
0.0
61,000
(3)
Citigroup, Inc., 6.174%,
05/25/2034 63,173
0.0
53,000
(3)
Citigroup, Inc., 6.270%,
11/17/2033 56,672
0.0
17,000  Citigroup, Inc., 6.625%,
01/15/2028 17,664
0.0
19,000  Citigroup, Inc., 6.625%,
06/15/2032 20,658
0.0
19,000  Citigroup, Inc., 6.675%,
09/13/2043 20,333
0.0
37,000  Citigroup, Inc., 8.125%,
07/15/2039 46,112
0.0
48,000
(3)
Citigroup, Inc. VAR,
3.070%,
02/24/2028 47,428
0.0
115,000  Citizens Financial
Group, Inc., 3.250%,
04/30/2030 108,549
0.0
32,000
(3)
Citizens Financial
Group, Inc., 5.841%,
01/23/2030 32,960
0.0
40,000  CME Group, Inc.,
5.300%,
09/15/2043 39,450
0.0
10,000  CNA Financial Corp.,
2.050%,
08/15/2030 8,909
0.0
10,000  CNA Financial Corp.,
3.450%,
08/15/2027 9,863
0.0
10,000  CNA Financial Corp.,
3.900%,
05/01/2029 9,796
0.0
10,000  CNA Financial Corp.,
5.125%,
02/15/2034 9,849
0.0
2,000  CNA Financial Corp.,
5.200%,
08/15/2035 1,958
0.0
10,000  CNA Financial Corp.,
5.500%,
06/15/2033 10,159
0.0
10,000  CNO Financial
Group, Inc., 5.250%,
05/30/2029 10,024
0.0
14,000  CNO Financial
Group, Inc., 6.450%,
06/15/2034 14,456
0.0
86,000  Comerica, Inc., 3.800%,
07/22/2026 85,834
0.0
171,000  Cooperatieve
Rabobank UA, 3.750%,
07/21/2026 170,637
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
78,000  Cooperatieve Rabobank
UA, BKNT, 5.250%,
05/24/2041 $ 75,616
0.0
162,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 152,042
0.1
31,000  Corporate Office
Properties L.P., 2.750%,
04/15/2031 28,094
0.0
18,000  Cousins Properties L.P.,
5.875%,
10/01/2034 18,239
0.0
128,000  Credit Suisse USA, Inc.,
7.125%,
07/15/2032 143,065
0.1
171,000  Crown Castle, Inc.,
1.050%,
07/15/2026 169,376
0.1
142,000  Crown Castle, Inc.,
2.100%,
04/01/2031 123,758
0.0
25,000  Crown Castle, Inc.,
2.900%,
04/01/2041 17,677
0.0
48,000  Crown Castle, Inc.,
3.250%,
01/15/2051 30,756
0.0
9,000  CubeSmart L.P.,
2.000%,
02/15/2031 7,900
0.0
11,000  CubeSmart L.P.,
2.250%,
12/15/2028 10,386
0.0
10,000  CubeSmart L.P.,
2.500%,
02/15/2032 8,779
0.0
7,000  CubeSmart L.P.,
3.000%,
02/15/2030 6,602
0.0
17,000  CubeSmart L.P.,
3.125%,
09/01/2026 16,913
0.0
7,000  CubeSmart L.P.,
4.375%,
02/15/2029 6,957
0.0
125,000
(3)
Deutsche Bank AG/
New York NY, 2.311%,
11/16/2027 123,309
0.0
195,000
(3)
Deutsche Bank AG/
New York NY, 3.547%,
09/18/2031 183,383
0.1
170,000
(3)
Deutsche Bank AG/
New York NY, 6.720%,
01/18/2029 176,188
0.1
18,000  Digital Realty Trust L.P.,
3.600%,
07/01/2029 17,487
0.0
20,000  Digital Realty Trust L.P.,
3.700%,
08/15/2027 19,797
0.0
13,000  Digital Realty Trust L.P.,
4.450%,
07/15/2028 12,970
0.0
18,000  Digital Realty Trust L.P.,
5.550%,
01/15/2028 18,331
0.0
20,000  Discover Financial
Services, 4.100%,
02/09/2027 19,957
0.0
15,000  Discover Financial
Services, 6.700%,
11/29/2032 16,305
0.0
11,000
(3)
Discover Financial
Services, 7.964%,
11/02/2034 12,624
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
10,000  DOC DR, LLC, 2.625%,
11/01/2031 $ 8,880
0.0
7,000  DOC DR, LLC, 3.950%,
01/15/2028 6,928
0.0
8,000  DOC DR, LLC, 4.300%,
03/15/2027 7,994
0.0
13,000  Enact Holdings, Inc.,
6.250%,
05/28/2029 13,385
0.0
10,000
(3)
Enstar Finance LLC,
5.500%,
01/15/2042 9,868
0.0
10,000  Enstar Group Ltd.,
3.100%,
09/01/2031 8,830
0.0
10,000  Enstar Group Ltd.,
4.950%,
06/01/2029 9,965
0.0
47,000  EPR Properties,
3.750%,
08/15/2029 45,047
0.0
14,000  Equinix, Inc., 1.450%,
05/15/2026 13,958
0.0
13,000  Equinix, Inc., 1.550%,
03/15/2028 12,312
0.0
10,000  Equinix, Inc., 1.800%,
07/15/2027 9,664
0.0
8,000  Equinix, Inc., 2.000%,
05/15/2028 7,622
0.0
22,000  Equinix, Inc., 2.150%,
07/15/2030 19,780
0.0
20,000  Equinix, Inc., 2.500%,
05/15/2031 17,859
0.0
12,000  Equinix, Inc., 2.900%,
11/18/2026 11,893
0.0
10,000
(1)
Equinix, Inc., 2.950%,
09/15/2051 6,126
0.0
10,000  Equinix, Inc., 3.000%,
07/15/2050 6,230
0.0
24,000
(1)
Equinix, Inc., 3.200%,
11/18/2029 22,857
0.0
10,000  Equinix, Inc., 3.400%,
02/15/2052 6,624
0.0
24,000  Equinix, Inc., 3.900%,
04/15/2032 22,668
0.0
30,000  Equitable Holdings, Inc.,
4.350%,
04/20/2028 29,938
0.0
23,000  Equitable Holdings, Inc.,
5.000%,
04/20/2048 19,923
0.0
10,000
(1)
Equitable Holdings, Inc.,
5.594%,
01/11/2033 10,224
0.0
55,000  ERP Operating L.P.,
4.500%,
07/01/2044 47,804
0.0
9,000  Essent Group Ltd.,
6.250%,
07/01/2029 9,315
0.0
11,000  Essential Properties
L.P., 5.400%,
12/01/2035 10,834
0.0
82,000  Essex Portfolio L.P.,
2.650%,
03/15/2032 72,229
0.0
20,000  Everest Reinsurance
Holdings, Inc., 3.125%,
10/15/2052 12,074
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
20,000  Everest Reinsurance
Holdings, Inc., 3.500%,
10/15/2050 $ 13,282
0.0
8,000  Everest Reinsurance
Holdings, Inc., 4.868%,
06/01/2044 6,796
0.0
8,000
(1)
Extra Space Storage
L.P., 2.200%,
10/15/2030 7,166
0.0
12,000  Extra Space Storage
L.P., 2.350%,
03/15/2032 10,302
0.0
12,000  Extra Space Storage
L.P., 2.400%,
10/15/2031 10,502
0.0
9,000  Extra Space Storage
L.P., 2.550%,
06/01/2031 8,043
0.0
12,000  Extra Space Storage
L.P., 3.500%,
07/01/2026 11,975
0.0
9,000  Extra Space Storage
L.P., 3.875%,
12/15/2027 8,919
0.0
8,000  Extra Space Storage
L.P., 3.900%,
04/01/2029 7,836
0.0
7,000  Extra Space Storage
L.P., 4.000%,
06/15/2029 6,893
0.0
12,000  Extra Space Storage
L.P., 5.400%,
02/01/2034 12,103
0.0
21,000  Extra Space Storage
L.P., 5.400%,
06/15/2035 21,106
0.0
9,000  Extra Space Storage
L.P., 5.500%,
07/01/2030 9,236
0.0
10,000  Extra Space Storage
L.P., 5.700%,
04/01/2028 10,216
0.0
12,000  Extra Space Storage
L.P., 5.900%,
01/15/2031 12,545
0.0
15,000
(1)
F&G Annuities &
Life, Inc., 6.250%,
10/04/2034 14,245
0.0
12,000  Fairfax Financial
Holdings Ltd., 3.375%,
03/03/2031 11,184
0.0
13,000  Fairfax Financial
Holdings Ltd., 4.625%,
04/29/2030 12,953
0.0
12,000  Fairfax Financial
Holdings Ltd., 4.850%,
04/17/2028 12,054
0.0
15,000  Fairfax Financial
Holdings Ltd., 5.625%,
08/16/2032 15,399
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
15,000  Fairfax Financial
Holdings Ltd., 6.000%,
12/07/2033 $ 15,679
0.0
12,000  Fairfax Financial
Holdings Ltd., 6.100%,
03/15/2055 11,784
0.0
20,000  Fairfax Financial
Holdings Ltd., 6.350%,
03/22/2054 20,216
0.0
52,000  Federal Realty OP L.P.,
3.500%,
06/01/2030 49,687
0.0
12,000  Fidelity National
Financial, Inc., 2.450%,
03/15/2031 10,594
0.0
9,000  Fidelity National
Financial, Inc., 3.200%,
09/17/2051 5,495
0.0
13,000  Fidelity National
Financial, Inc., 3.400%,
06/15/2030 12,237
0.0
9,000  Fidelity National
Financial, Inc., 4.500%,
08/15/2028 8,981
0.0
15,000
(3)
Fifth Third Bancorp,
1.707%,
11/01/2027 14,766
0.0
22,000  Fifth Third Bancorp,
2.550%,
05/05/2027 21,565
0.0
21,000
(1)
Fifth Third Bancorp,
3.950%,
03/14/2028 20,869
0.0
12,000
(3)
Fifth Third Bancorp,
4.055%,
04/25/2028 11,935
0.0
19,000
(1)(3)
Fifth Third Bancorp,
4.337%,
04/25/2033 18,339
0.0
31,000
(3)
Fifth Third Bancorp,
4.772%,
07/28/2030 31,019
0.0
31,000
(3)
Fifth Third Bancorp,
6.361%,
10/27/2028 31,885
0.0
31,000  Fifth Third Bancorp,
8.250%,
03/01/2038 37,343
0.0
18,000  First American Financial
Corp., 5.450%,
09/30/2034 17,651
0.0
25,000
(1)(3)
First Citizens
BancShares, Inc.,
6.254%,
03/12/2040 24,457
0.0
16,000
(3)
First Horizon Corp.,
5.514%,
03/07/2031 16,232
0.0
8,000  First Industrial L.P.,
5.250%,
01/15/2031 8,088
0.0
9,000
(3)
FNB Corp., 5.722%,
12/11/2030 9,059
0.0
10,000
(4)
Franklin BSP Capital
Corp., 6.000%,
10/02/2030 9,532
0.0
17,000  Franklin Resources,
Inc., 1.600%,
10/30/2030 14,983
0.0
7,000  Franklin Resources,
Inc., 2.950%,
08/12/2051 4,339
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
37,000
(1)
FS KKR Capital Corp.,
6.125%,
01/15/2031 $ 34,739
0.0
8,000  Globe Life, Inc.,
2.150%,
08/15/2030 7,187
0.0
11,000  Globe Life, Inc.,
4.550%,
09/15/2028 10,989
0.0
8,000  Globe Life, Inc.,
4.800%,
06/15/2032 7,931
0.0
4,000  Globe Life, Inc.,
5.850%,
09/15/2034 4,123
0.0
47,000
(1)
GLP Capital L.P. /
GLP Financing II, Inc.,
6.250%,
09/15/2054 45,644
0.0
51,000
(3)
Goldman Sachs Bank
USA/New York NY,
5.414%,
05/21/2027 51,065
0.0
9,000
(1)
Goldman Sachs
BDC, Inc., 5.650%,
09/09/2030 8,656
0.0
18,000  Goldman Sachs Capital
I, 6.345%,
02/15/2034 18,760
0.0
53,000
(3)
Goldman Sachs
Group, Inc., 1.542%,
09/10/2027 52,317
0.0
82,000
(3)
Goldman Sachs
Group, Inc., 1.948%,
10/21/2027 80,888
0.0
48,000
(3)
Goldman Sachs
Group, Inc., 1.992%,
01/27/2032 42,140
0.0
77,000
(3)
Goldman Sachs
Group, Inc., 2.383%,
07/21/2032 68,000
0.0
38,000  Goldman Sachs
Group, Inc., 2.600%,
02/07/2030 35,358
0.0
72,000
(3)
Goldman Sachs
Group, Inc., 2.615%,
04/22/2032 64,697
0.0
58,000
(3)
Goldman Sachs
Group, Inc., 2.640%,
02/24/2028 57,073
0.0
58,000
(3)
Goldman Sachs
Group, Inc., 2.650%,
10/21/2032 51,509
0.0
28,000
(3)
Goldman Sachs
Group, Inc., 2.908%,
07/21/2042 19,739
0.0
77,000
(3)
Goldman Sachs
Group, Inc., 3.102%,
02/24/2033 69,567
0.0
42,000
(3)
Goldman Sachs
Group, Inc., 3.210%,
04/22/2042 31,164
0.0
36,000
(3)
Goldman Sachs
Group, Inc., 3.436%,
02/24/2043 27,112
0.0
53,000  Goldman Sachs
Group, Inc., 3.500%,
11/16/2026 52,753
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
62,000
(3)
Goldman Sachs
Group, Inc., 3.615%,
03/15/2028 $ 61,515
0.0
48,000
(3)
Goldman Sachs
Group, Inc., 3.691%,
06/05/2028 47,584
0.0
48,000  Goldman Sachs
Group, Inc., 3.800%,
03/15/2030 46,659
0.0
48,000
(3)
Goldman Sachs
Group, Inc., 3.814%,
04/23/2029 47,357
0.0
58,000  Goldman Sachs
Group, Inc., 3.850%,
01/26/2027 57,824
0.0
48,000
(3)
Goldman Sachs
Group, Inc., 4.017%,
10/31/2038 41,925
0.0
67,000
(3)
Goldman Sachs
Group, Inc., 4.223%,
05/01/2029 66,631
0.0
13,000
(3)
Goldman Sachs
Group, Inc., 4.387%,
06/15/2027 13,002
0.0
29,000
(3)
Goldman Sachs
Group, Inc., 4.411%,
04/23/2039 25,990
0.0
48,000
(3)
Goldman Sachs
Group, Inc., 4.482%,
08/23/2028 48,011
0.0
38,000
(3)
Goldman Sachs
Group, Inc., 4.692%,
10/23/2030 38,037
0.0
34,000  Goldman Sachs
Group, Inc., 4.750%,
10/21/2045 29,477
0.0
67,000
(3)
Goldman Sachs
Group, Inc., 5.016%,
10/23/2035 65,783
0.0
48,000
(3)
Goldman Sachs
Group, Inc., 5.049%,
07/23/2030 48,586
0.0
38,000  Goldman Sachs
Group, Inc., 5.150%,
05/22/2045 34,013
0.0
58,000
(3)
Goldman Sachs
Group, Inc., 5.330%,
07/23/2035 58,216
0.0
48,000
(3)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 49,530
0.0
247,000
(3)
Goldman Sachs
Group, Inc., 5.734%,
01/28/2056 241,321
0.1
48,000
(3)
Goldman Sachs
Group, Inc., 5.851%,
04/25/2035 49,825
0.0
15,000  Goldman Sachs
Group, Inc., 5.950%,
01/15/2027 15,187
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
20,000
(1)
Goldman Sachs
Group, Inc., 6.125%,
02/15/2033 $ 21,460
0.0
48,000  Goldman Sachs
Group, Inc., 6.250%,
02/01/2041 50,570
0.0
13,000  Goldman Sachs
Group, Inc., 6.450%,
05/01/2036 13,757
0.0
53,000
(3)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 55,454
0.0
24,000
(3)
Goldman Sachs
Group, Inc., 6.561%,
10/24/2034 26,103
0.0
105,000  Goldman Sachs
Group, Inc., 6.750%,
10/01/2037 113,331
0.0
34,000  Goldman Sachs Group,
Inc., MTN, 4.800%,
07/08/2044 29,994
0.0
26,000
(4)
Goldman Sachs Private
Credit Corp., 5.875%,
01/31/2031 25,244
0.0
30,000  Golub Capital
BDC, Inc., 6.000%,
07/15/2029 29,916
0.0
21,000  Golub Capital Private
Credit Fund, 5.875%,
05/01/2030 20,627
0.0
29,000  HA Sustainable
Infrastructure
Capital, Inc., 6.750%,
07/15/2035 29,844
0.0
11,000  Hanover Insurance
Group, Inc., 5.500%,
09/01/2035 10,933
0.0
12,000  Hartford Financial
Services Group, Inc.,
2.800%,
08/19/2029 11,374
0.0
16,000  Hartford Financial
Services Group, Inc.,
3.600%,
08/19/2049 11,505
0.0
6,000  Hartford Financial
Services Group, Inc.,
4.300%,
04/15/2043 5,067
0.0
10,000  Hartford Financial
Services Group, Inc.,
4.400%,
03/15/2048 8,294
0.0
6,000  Hartford Financial
Services Group, Inc.,
5.950%,
10/15/2036 6,344
0.0
8,000  Hartford Financial
Services Group, Inc.,
6.100%,
10/01/2041 8,407
0.0
16,000
(1)
Healthcare Realty
Holdings L.P., 2.000%,
03/15/2031 13,899
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
13,000  Healthcare Realty
Holdings L.P., 3.100%,
02/15/2030 $ 12,251
0.0
12,000  Healthcare Realty
Holdings L.P., 3.500%,
08/01/2026 11,961
0.0
10,000  Healthcare Realty
Holdings L.P., 3.750%,
07/01/2027 9,907
0.0
9,000  Healthpeak OP LLC,
1.350%,
02/01/2027 8,792
0.0
10,000  Healthpeak OP LLC,
2.125%,
12/01/2028 9,427
0.0
12,000  Healthpeak OP LLC,
2.875%,
01/15/2031 11,015
0.0
15,000  Healthpeak OP LLC,
3.000%,
01/15/2030 14,112
0.0
13,000  Healthpeak OP LLC,
3.250%,
07/15/2026 12,956
0.0
13,000  Healthpeak OP LLC,
3.500%,
07/15/2029 12,579
0.0
15,000  Healthpeak OP LLC,
5.250%,
12/15/2032 15,107
0.0
6,000  Healthpeak OP LLC,
6.750%,
02/01/2041 6,487
0.0
7,000  Hercules Capital, Inc.,
6.000%,
06/16/2030 6,872
0.0
7,000  Highwoods Realty L.P.,
2.600%,
02/01/2031 6,192
0.0
8,000  Highwoods Realty L.P.,
3.050%,
02/15/2030 7,383
0.0
17,000  Highwoods Realty L.P.,
3.875%,
03/01/2027 16,906
0.0
7,000  Highwoods Realty L.P.,
4.125%,
03/15/2028 6,904
0.0
7,000  Highwoods Realty L.P.,
4.200%,
04/15/2029 6,809
0.0
7,000  Highwoods Realty L.P.,
7.650%,
02/01/2034 7,772
0.0
8,000  Horace Mann Educators
Corp., 4.700%,
10/01/2030 7,882
0.0
14,000  Host Hotels &
Resorts L.P., 5.500%,
04/15/2035 13,897
0.0
12,000  Host Hotels &
Resorts L.P., 5.700%,
07/01/2034 12,130
0.0
13,000  Host Hotels & Resorts
L.P. H, 3.375%,
12/15/2029 12,359
0.0
15,000  Host Hotels & Resorts
L.P. I, 3.500%,
09/15/2030 14,107
0.0
9,000  Host Hotels & Resorts
L.P. J, 2.900%,
12/15/2031 8,005
0.0
35,000  HPS Corporate
Lending Fund, 5.950%,
04/14/2032 33,837
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
211,000
(3)
HSBC Holdings PLC,
2.206%,
08/17/2029 $ 199,764
0.1
171,000
(3)
HSBC Holdings PLC,
4.583%,
06/19/2029 170,909
0.1
550,000
(1)
HSBC Holdings PLC,
5.250%,
03/14/2044 514,940
0.1
171,000
(3)
HSBC Holdings PLC,
6.000%,
12/31/2199 170,326
0.1
11,000
(3)
Huntington Bancshares,
Inc., 2.487%,
08/15/2036 9,449
0.0
15,000  Huntington Bancshares,
Inc., 2.550%,
02/04/2030 13,895
0.0
15,000
(3)
Huntington Bancshares,
Inc., 4.443%,
08/04/2028 14,992
0.0
8,000
(3)
Huntington Bancshares,
Inc., 5.023%,
05/17/2033 7,953
0.0
27,000
(3)
Huntington Bancshares,
Inc., 5.605%,
01/28/2041 26,362
0.0
33,000
(3)
Huntington Bancshares,
Inc., 5.709%,
02/02/2035 33,684
0.0
9,000
(3)
Huntington Bancshares,
Inc., 6.141%,
11/18/2039 9,190
0.0
42,000
(3)
Huntington Bancshares,
Inc., 6.208%,
08/21/2029 43,576
0.0
5,000
(3)
Independent Bank
Corp., 7.250%,
04/01/2035 5,225
0.0
307,000  ING Groep NV, 4.550%,
10/02/2028 307,576
0.1
35,000
(1)
Intercontinental
Exchange, Inc.,
1.850%,
09/15/2032 29,458
0.0
25,000  Intercontinental
Exchange, Inc.,
3.000%,
06/15/2050 15,942
0.0
90,000  Intercontinental
Exchange, Inc.,
3.000%,
09/15/2060 51,968
0.0
122,000  Intercontinental
Exchange, Inc.,
4.000%,
09/15/2027 121,564
0.0
16,000
(1)
Intercontinental
Exchange, Inc.,
4.950%,
06/15/2052 14,167
0.0
20,000  Intercontinental
Exchange, Inc.,
5.200%,
06/15/2062 17,738
0.0
7,000  Invesco Finance PLC,
5.375%,
11/30/2043 6,646
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
56,000  Invitation Homes
Operating Partnership
L.P., 4.150%,
04/15/2032 $ 52,606
0.0
6,000  Invitation Homes
Operating Partnership
L.P., 4.875%,
02/01/2035 5,728
0.0
10,000  Jackson Financial, Inc.,
3.125%,
11/23/2031 8,908
0.0
10,000  Jackson Financial, Inc.,
4.000%,
11/23/2051 6,687
0.0
8,000  Jackson Financial, Inc.,
5.170%,
06/08/2027 8,057
0.0
7,000  Jackson Financial, Inc.,
5.670%,
06/08/2032 7,031
0.0
7,000  Janus Henderson US
Holdings, Inc., 5.450%,
09/10/2034 6,983
0.0
24,000
(1)
Jefferies Financial
Group, Inc., 4.150%,
01/23/2030 23,148
0.0
44,000  Jefferies Financial
Group, Inc., 6.500%,
01/20/2043 42,920
0.0
7,000  Jones Lang LaSalle,
Inc., 6.875%,
12/01/2028 7,392
0.0
21,000
(3)
JPMorgan Chase & Co.,
1.470%,
09/22/2027 20,714
0.0
70,000
(3)
JPMorgan Chase & Co.,
1.578%,
04/22/2027 69,888
0.0
302,000
(3)
JPMorgan Chase & Co.,
1.764%,
11/19/2031 265,208
0.1
202,000
(3)
JPMorgan Chase & Co.,
2.182%,
06/01/2028 196,949
0.1
33,000
(3)
JPMorgan Chase & Co.,
2.525%,
11/19/2041 23,080
0.0
171,000  JPMorgan Chase & Co.,
2.950%,
10/01/2026 170,117
0.1
403,000
(3)
JPMorgan Chase & Co.,
2.956%,
05/13/2031 375,599
0.1
268,000
(3)
JPMorgan Chase & Co.,
3.109%,
04/22/2041 204,519
0.1
226,000
(3)
JPMorgan Chase & Co.,
3.328%,
04/22/2052 153,997
0.1
202,000
(3)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 198,810
0.1
151,000
(3)
JPMorgan Chase & Co.,
3.540%,
05/01/2028 149,631
0.1
202,000
(3)
JPMorgan Chase & Co.,
3.782%,
02/01/2028 201,024
0.1
151,000
(3)
JPMorgan Chase & Co.,
3.882%,
07/24/2038 132,543
0.0
202,000  JPMorgan Chase & Co.,
4.125%,
12/15/2026 201,857
0.1
202,000  JPMorgan Chase & Co.,
4.250%,
10/01/2027 202,160
0.1
60,000
(3)
JPMorgan Chase & Co.,
4.323%,
04/26/2028 59,983
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
162,000
(3)
JPMorgan Chase & Co.,
4.912%,
07/25/2033 $ 162,169
0.1
50,000
(3)
JPMorgan Chase & Co.,
5.040%,
01/23/2028 50,260
0.0
478,000  JPMorgan Chase & Co.,
5.500%,
10/15/2040 487,418
0.1
12,000
(1)
Kemper Corp., 3.800%,
02/23/2032 10,843
0.0
171,000  KeyBank NA/Cleveland
OH, BKNT, 3.400%,
05/20/2026 170,752
0.1
42,000
(1)(3)
KeyCorp, 6.401%,
03/06/2035 44,550
0.0
16,000  KeyCorp, MTN, 2.250%,
04/06/2027 15,657
0.0
15,000  KeyCorp, MTN, 2.550%,
10/01/2029 14,024
0.0
15,000  KeyCorp, MTN, 4.100%,
04/30/2028 14,887
0.0
13,000
(3)
KeyCorp, MTN, 4.789%,
06/01/2033 12,710
0.0
33,000  Kilroy Realty L.P.,
2.500%,
11/15/2032 26,887
0.0
22,000  Kilroy Realty L.P.,
4.250%,
08/15/2029 21,283
0.0
146,000  Kimco Realty OP LLC,
2.700%,
10/01/2030 135,784
0.1
3,000  Kimco Realty OP LLC,
3.700%,
10/01/2049 2,189
0.0
19,000  Kite Realty Group L.P.,
5.500%,
03/01/2034 19,176
0.0
15,000  KKR & Co., Inc.,
5.100%,
08/07/2035 14,518
0.0
118,000  Kreditanstalt fuer
Wiederaufbau, 0.750%,
09/30/2030 102,807
0.0
178,000  Kreditanstalt fuer
Wiederaufbau, 1.000%,
10/01/2026 175,574
0.1
118,000  Kreditanstalt fuer
Wiederaufbau, 1.750%,
09/14/2029 110,196
0.0
178,000  Kreditanstalt fuer
Wiederaufbau, 2.875%,
04/03/2028 174,921
0.1
296,000  Kreditanstalt fuer
Wiederaufbau, 3.000%,
05/20/2027 293,336
0.1
237,000  Kreditanstalt fuer
Wiederaufbau, 3.875%,
06/15/2028 237,495
0.1
237,000  Kreditanstalt fuer
Wiederaufbau, 4.125%,
07/15/2033 236,666
0.1
118,000  Kreditanstalt fuer
Wiederaufbau, 4.375%,
02/28/2034 119,358
0.0
118,000
(5)
Kreditanstalt fuer
Wiederaufbau, 4.440%,
04/18/2036 76,260
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
118,000
(5)
Kreditanstalt fuer
Wiederaufbau, 4.510%,
06/29/2037 $ 71,837
0.0
118,000  Kreditanstalt fuer
Wiederaufbau, 4.750%,
10/29/2030 122,126
0.0
13,000  L.P. Industrial Trust,
2.375%,
10/01/2031 11,303
0.0
9,000  Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
5.500%,
08/01/2030 9,023
0.0
1,763,000  Landwirtschaftliche
Rentenbank, 0.875%,
09/03/2030 1,546,944
0.3
10,000  Lazard Group LLC,
4.375%,
03/11/2029 9,887
0.0
10,000  Lazard Group LLC,
4.500%,
09/19/2028 9,958
0.0
2,000  Lazard Group LLC,
5.625%,
08/01/2035 1,997
0.0
8,000  Lazard Group LLC,
6.000%,
03/15/2031 8,314
0.0
11,000  Legg Mason, Inc.,
5.625%,
01/15/2044 10,642
0.0
9,000
(1)
Lincoln National Corp.,
3.050%,
01/15/2030 8,473
0.0
10,000
(1)
Lincoln National Corp.,
3.400%,
01/15/2031 9,322
0.0
6,000  Lincoln National Corp.,
3.400%,
03/01/2032 5,444
0.0
8,000  Lincoln National Corp.,
3.625%,
12/12/2026 7,954
0.0
10,000
(1)
Lincoln National Corp.,
3.800%,
03/01/2028 9,881
0.0
3,000  Lincoln National Corp.,
4.350%,
03/01/2048 2,255
0.0
7,000  Lincoln National Corp.,
5.852%,
03/15/2034 7,139
0.0
8,000  Lincoln National Corp.,
6.300%,
10/09/2037 8,250
0.0
10,000  Lincoln National Corp.,
7.000%,
06/15/2040 10,852
0.0
9,000  Lineage OP L.P.,
5.250%,
07/15/2030 8,983
0.0
377,000
(3)
Lloyds Banking
Group PLC, 3.574%,
11/07/2028 371,967
0.1
56,000  Lloyds Banking
Group PLC, 4.550%,
08/16/2028 56,089
0.0
70,000  Lloyds Banking
Group PLC, 5.300%,
12/01/2045 64,240
0.0
216,000
(3)
Lloyds Banking
Group PLC, 5.721%,
06/05/2030 223,104
0.1
12,000  Loews Corp., 4.125%,
05/15/2043 9,956
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
10,000  LPL Holdings, Inc.,
5.700%,
05/20/2027 $ 10,095
0.0
30,000
(1)
LPL Holdings, Inc.,
5.750%,
06/15/2035 29,896
0.0
10,000  LPL Holdings, Inc.,
6.000%,
05/20/2034 10,204
0.0
15,000  LPL Holdings, Inc.,
6.750%,
11/17/2028 15,724
0.0
96,000
(3)
M&T Bank Corp.,
7.413%,
10/30/2029 102,605
0.0
42,000
(3)
M&T Bank Corp., MTN,
5.385%,
01/16/2036 41,671
0.0
14,000  Main Street Capital
Corp., 6.950%,
03/01/2029 14,409
0.0
44,000
(1)(3)
Manulife Financial
Corp., 4.061%,
02/24/2032 43,677
0.0
26,000
(1)
Manulife Financial
Corp., 5.375%,
03/04/2046 24,689
0.0
16,000  Marex Group PLC,
6.404%,
11/04/2029 16,485
0.0
6,000  Markel Group, Inc.,
3.350%,
09/17/2029 5,754
0.0
6,000  Markel Group, Inc.,
3.500%,
11/01/2027 5,907
0.0
10,000  Markel Group, Inc.,
4.150%,
09/17/2050 7,500
0.0
6,000  Markel Group, Inc.,
4.300%,
11/01/2047 4,662
0.0
10,000  Markel Group, Inc.,
5.000%,
04/05/2046 8,798
0.0
12,000  Markel Group, Inc.,
5.000%,
05/20/2049 10,280
0.0
11,000  Markel Group, Inc.,
6.000%,
05/16/2054 10,717
0.0
154,000  Marsh & McLennan
Cos., Inc., 2.250%,
11/15/2030 139,380
0.1
79,000  Marsh & McLennan
Cos., Inc., 2.900%,
12/15/2051 48,820
0.0
10,000  Marsh & McLennan
Cos., Inc., 4.750%,
03/15/2039 9,390
0.0
38,000  Marsh & McLennan
Cos., Inc., 5.000%,
03/15/2035 37,858
0.0
10,000
(1)
Marsh & McLennan
Cos., Inc., 5.150%,
03/15/2034 10,123
0.0
10,000  Marsh & McLennan
Cos., Inc., 5.350%,
11/15/2044 9,475
0.0
12,000
(1)
Marsh & McLennan
Cos., Inc., 5.400%,
09/15/2033 12,380
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
14,000  Marsh & McLennan
Cos., Inc., 5.400%,
03/15/2055 $ 13,139
0.0
10,000  Marsh & McLennan
Cos., Inc., 5.750%,
11/01/2032 10,549
0.0
6,000  Marsh & McLennan
Cos., Inc., 5.875%,
08/01/2033 6,376
0.0
12,000  Mastercard, Inc.,
1.900%,
03/15/2031 10,679
0.0
85,000  Mastercard, Inc.,
2.950%,
03/15/2051 54,376
0.0
29,000  Mastercard, Inc.,
3.350%,
03/26/2030 28,059
0.0
144,000
(1)
Mastercard, Inc.,
3.500%,
02/26/2028 142,709
0.1
3,000
(1)
Mastercard, Inc.,
3.800%,
11/21/2046 2,325
0.0
14,000  Mastercard, Inc.,
4.350%,
01/15/2032 13,897
0.0
15,000  Mastercard, Inc.,
4.875%,
05/09/2034 15,091
0.0
6,000  Mercury General Corp.,
4.400%,
03/15/2027 5,961
0.0
69,000
(1)
MetLife, Inc., 4.050%,
03/01/2045 55,492
0.0
44,000  MetLife, Inc., 4.125%,
08/13/2042 36,285
0.0
14,000  MetLife, Inc., 4.721%,
12/15/2044 12,255
0.0
20,000
(1)
MetLife, Inc., 5.000%,
07/15/2052 17,700
0.0
46,000
(1)
MetLife, Inc., 5.250%,
01/15/2054 42,322
0.0
11,000  MGIC Investment Corp.,
5.250%,
08/15/2028 10,976
0.0
61,000  Mid-America
Apartments L.P.,
1.700%,
02/15/2031 53,236
0.0
4,000  Mid-America
Apartments L.P.,
2.875%,
09/15/2051 2,482
0.0
123,000  Mitsubishi UFJ Financial
Group, Inc., 3.287%,
07/25/2027 121,563
0.0
29,000  Mitsubishi UFJ Financial
Group, Inc., 3.677%,
02/22/2027 28,863
0.0
183,000  Mitsubishi UFJ Financial
Group, Inc., 3.741%,
03/07/2029 180,107
0.1
159,000
(1)
Mitsubishi UFJ Financial
Group, Inc., 3.961%,
03/02/2028 157,962
0.1
123,000
(1)
Mitsubishi UFJ Financial
Group, Inc., 4.050%,
09/11/2028 122,224
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
117,000
(1)
Mitsubishi UFJ Financial
Group, Inc., 4.153%,
03/07/2039 $ 105,435
0.0
62,000
(1)
Mitsubishi UFJ Financial
Group, Inc., 4.286%,
07/26/2038 57,298
0.0
224,000  Mizuho Financial
Group, Inc., 3.170%,
09/11/2027 220,424
0.1
478,000
(3)
Mizuho Financial
Group, Inc., 4.254%,
09/11/2029 474,937
0.1
43,000
(3)
Morgan Stanley,
2.475%,
01/21/2028 42,331
0.0
58,000
(3)
Morgan Stanley,
2.484%,
09/16/2036 49,924
0.0
48,000
(3)
Morgan Stanley,
2.943%,
01/21/2033 43,174
0.0
38,000
(3)
Morgan Stanley,
3.217%,
04/22/2042 28,675
0.0
58,000
(3)
Morgan Stanley,
3.591%,
07/22/2028 57,331
0.0
38,000
(3)
Morgan Stanley,
3.971%,
07/22/2038 33,172
0.0
48,000  Morgan Stanley,
4.300%,
01/27/2045 39,724
0.0
19,000
(3)
Morgan Stanley,
4.457%,
04/22/2039 17,430
0.0
58,000
(3)
Morgan Stanley,
4.654%,
10/18/2030 57,987
0.0
38,000
(3)
Morgan Stanley,
4.889%,
07/20/2033 37,778
0.0
43,000
(3)
Morgan Stanley,
5.042%,
07/19/2030 43,506
0.0
48,000
(3)
Morgan Stanley,
5.123%,
02/01/2029 48,542
0.0
43,000
(3)
Morgan Stanley,
5.173%,
01/16/2030 43,612
0.0
38,000
(3)
Morgan Stanley,
5.297%,
04/20/2037 37,928
0.0
62,000
(3)
Morgan Stanley,
5.320%,
07/19/2035 62,236
0.0
43,000
(3)
Morgan Stanley,
5.449%,
07/20/2029 43,773
0.0
48,000
(3)
Morgan Stanley,
5.466%,
01/18/2035 48,809
0.0
48,000
(3)
Morgan Stanley,
5.656%,
04/18/2030 49,386
0.0
58,000
(3)
Morgan Stanley,
5.831%,
04/19/2035 60,234
0.0
29,000
(3)
Morgan Stanley,
5.942%,
02/07/2039 29,658
0.0
38,000
(3)
Morgan Stanley,
5.948%,
01/19/2038 38,947
0.0
43,000
(3)
Morgan Stanley,
6.296%,
10/18/2028 44,137
0.0
58,000
(3)
Morgan Stanley,
6.342%,
10/18/2033 62,084
0.0
38,000  Morgan Stanley,
6.375%,
07/24/2042 40,743
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
38,000
(3)
Morgan Stanley,
6.407%,
11/01/2029 $ 39,666
0.0
38,000
(3)
Morgan Stanley,
6.627%,
11/01/2034 41,364
0.0
19,000  Morgan Stanley,
7.250%,
04/01/2032 21,502
0.0
67,000
(3)
Morgan Stanley, GMTN,
2.239%,
07/21/2032 58,680
0.0
67,000
(3)
Morgan Stanley, GMTN,
2.699%,
01/22/2031 62,228
0.0
58,000
(3)
Morgan Stanley, GMTN,
3.772%,
01/24/2029 57,239
0.0
58,000
(3)
Morgan Stanley, GMTN,
4.431%,
01/23/2030 57,753
0.0
38,000
(3)
Morgan Stanley, GMTN,
5.597%,
03/24/2051 36,901
0.0
53,000
(3)
Morgan Stanley, MTN,
1.794%,
02/13/2032 45,908
0.0
48,000
(3)
Morgan Stanley, MTN,
1.928%,
04/28/2032 41,623
0.0
48,000
(3)
Morgan Stanley, MTN,
2.511%,
10/20/2032 42,398
0.0
409,000
(3)
Morgan Stanley, MTN,
2.802%,
01/25/2052 249,867
0.1
58,000
(3)
Morgan Stanley, MTN,
3.622%,
04/01/2031 55,633
0.0
43,000  Morgan Stanley, MTN,
4.375%,
01/22/2047 35,311
0.0
53,000
(3)
Morgan Stanley, MTN,
5.164%,
04/20/2029 53,619
0.0
62,000
(3)
Morgan Stanley, MTN,
5.250%,
04/21/2034 62,216
0.0
48,000
(3)
Morgan Stanley, MTN,
5.424%,
07/21/2034 48,722
0.0
29,000
(3)
Morgan Stanley, MTN,
5.652%,
04/13/2028 29,351
0.0
12,000  Morgan Stanley Direct
Lending Fund, 6.000%,
05/19/2030 11,803
0.0
14,000
(4)
MSD Investment Corp.,
6.125%,
02/05/2031 13,587
0.0
13,000  Nasdaq, Inc., 1.650%,
01/15/2031 11,426
0.0
13,000
(1)
Nasdaq, Inc., 2.500%,
12/21/2040 9,046
0.0
10,000
(1)
Nasdaq, Inc., 3.850%,
06/30/2026 9,997
0.0
5,000  Nasdaq, Inc., 3.950%,
03/07/2052 3,697
0.0
13,000  Nasdaq, Inc., 5.350%,
06/28/2028 13,272
0.0
22,000  Nasdaq, Inc., 5.550%,
02/15/2034 22,639
0.0
15,000  Nasdaq, Inc., 5.950%,
08/15/2053 15,058
0.0
15,000  Nasdaq, Inc., 6.100%,
06/28/2063 15,052
0.0
171,000  National Australia Bank
Ltd./New York, 2.500%,
07/12/2026 170,222
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
251,000  National Australia Bank
Ltd./New York, 3.905%,
06/09/2027 $ 250,537
0.1
11,000  National Health
Investors, Inc., 5.350%,
02/01/2033 10,830
0.0
8,000
(1)
Nationwide Financial
Services, Inc., 6.750%,
05/15/2087 7,940
0.0
202,000
(3)
NatWest Group PLC,
3.073%,
05/22/2028 198,781
0.1
171,000  NatWest Group PLC,
4.800%,
04/05/2026 170,993
0.1
233,000
(3)
NatWest Group PLC,
5.516%,
09/30/2028 236,466
0.1
20,000
(3)
NatWest Group PLC,
5.778%,
03/01/2035 20,681
0.0
8,000
(1)
New Mountain Finance
Corp., 6.875%,
02/01/2029 7,981
0.0
7,000  NMI Holdings, Inc.,
6.000%,
08/15/2029 7,165
0.0
8,000  NNN REIT, Inc.,
2.500%,
04/15/2030 7,372
0.0
9,000  NNN REIT, Inc.,
3.000%,
04/15/2052 5,562
0.0
6,000  NNN REIT, Inc.,
3.100%,
04/15/2050 3,841
0.0
8,000  NNN REIT, Inc.,
3.500%,
10/15/2027 7,913
0.0
9,000  NNN REIT, Inc.,
3.500%,
04/15/2051 6,256
0.0
7,000  NNN REIT, Inc.,
3.600%,
12/15/2026 6,967
0.0
8,000  NNN REIT, Inc.,
4.300%,
10/15/2028 7,979
0.0
6,000  NNN REIT, Inc.,
4.800%,
10/15/2048 5,220
0.0
10,000  NNN REIT, Inc.,
5.600%,
10/15/2033 10,314
0.0
120,000  Nomura Holdings, Inc.,
2.679%,
07/16/2030 109,824
0.0
119,000  Nomura Holdings, Inc.,
5.842%,
01/18/2028 121,629
0.0
9,000  North Haven Private
Income Fund LLC,
5.750%,
02/01/2030 8,638
0.0
20,000  Northern Trust Corp.,
1.950%,
05/01/2030 18,208
0.0
10,000  Northern Trust Corp.,
3.150%,
05/03/2029 9,691
0.0
7,000
(1)(3)
Northern Trust Corp.,
3.375%,
05/08/2032 6,905
0.0
10,000  Northern Trust Corp.,
3.650%,
08/03/2028 9,925
0.0
20,000  Northern Trust Corp.,
4.000%,
05/10/2027 19,980
0.0
8,000
(3)
Northern Trust Corp.,
5.117%,
11/19/2040 7,793
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
20,000  Northern Trust Corp.,
6.125%,
11/02/2032 $ 21,338
0.0
5,000  Nuveen Churchill Direct
Lending Corp., 6.650%,
03/15/2030 4,968
0.0
11,000
(1)
Oaktree Specialty
Lending Corp., 6.340%,
02/27/2030 10,727
0.0
17,000
(1)
Oaktree Strategic
Credit Fund, 6.190%,
07/15/2030 16,690
0.0
13,000  Old Republic
International Corp.,
3.850%,
06/11/2051 9,173
0.0
11,000  Old Republic
International Corp.,
3.875%,
08/26/2026 10,988
0.0
8,000
(1)
Old Republic
International Corp.,
5.750%,
03/28/2034 8,175
0.0
14,000  Omega Healthcare
Investors, Inc., 3.250%,
04/15/2033 12,329
0.0
14,000  Omega Healthcare
Investors, Inc., 3.375%,
02/01/2031 12,952
0.0
10,000  Omega Healthcare
Investors, Inc., 3.625%,
10/01/2029 9,617
0.0
14,000  Omega Healthcare
Investors, Inc., 4.500%,
04/01/2027 13,985
0.0
11,000  Omega Healthcare
Investors, Inc., 4.750%,
01/15/2028 10,995
0.0
47,000  ORIX Corp., 2.250%,
03/09/2031 41,785
0.0
11,000  ORIX Corp., 5.400%,
02/25/2035 11,127
0.0
16,000
(3)
PartnerRe Finance
B LLC, 4.500%,
10/01/2050 15,329
0.0
20,000  Phillips Edison Grocery
Center Operating
Partnership I L.P.,
4.950%,
01/15/2035 19,411
0.0
17,000  Piedmont Operating
Partnership L.P.,
2.750%,
04/01/2032 14,292
0.0
6,000  Piedmont Operating
Partnership L.P.,
3.150%,
08/15/2030 5,399
0.0
8,000  Piedmont Operating
Partnership L.P.,
6.875%,
07/15/2029 8,384
0.0
151,000  PNC Bank NA, 3.100%,
10/25/2027 148,520
0.1
171,000  PNC Bank NA, 3.250%,
01/22/2028 168,364
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
202,000
(3)
PNC Financial Services
Group, Inc., 2.307%,
04/23/2032 $ 180,103
0.1
40,000
(3)
PNC Financial Services
Group, Inc., 5.373%,
07/21/2036 40,192
0.0
36,000
(3)
PNC Financial Services
Group, Inc., 5.401%,
07/23/2035 36,472
0.0
38,000
(3)
PNC Financial Services
Group, Inc., 5.423%,
01/25/2041 37,243
0.0
118,000
(3)
PNC Financial Services
Group, Inc., 5.582%,
06/12/2029 120,936
0.0
10,000  Primerica, Inc., 2.800%,
11/19/2031 8,957
0.0
117,000  Principal Financial
Group, Inc., 2.125%,
06/15/2030 105,769
0.0
10,000  Progressive Corp.,
2.450%,
01/15/2027 9,870
0.0
10,000  Progressive Corp.,
2.500%,
03/15/2027 9,849
0.0
10,000  Progressive Corp.,
3.000%,
03/15/2032 9,150
0.0
10,000  Progressive Corp.,
3.200%,
03/26/2030 9,575
0.0
8,000  Progressive Corp.,
3.700%,
01/26/2045 6,121
0.0
10,000  Progressive Corp.,
3.950%,
03/26/2050 7,644
0.0
11,000  Progressive Corp.,
4.000%,
03/01/2029 10,954
0.0
15,000  Progressive Corp.,
4.125%,
04/15/2047 11,982
0.0
12,000  Progressive Corp.,
4.200%,
03/15/2048 9,680
0.0
7,000  Progressive Corp.,
4.350%,
04/25/2044 5,927
0.0
10,000  Progressive Corp.,
4.950%,
06/15/2033 10,143
0.0
8,000  Progressive Corp.,
6.250%,
12/01/2032 8,710
0.0
6,000  Progressive Corp.,
6.625%,
03/01/2029 6,402
0.0
202,000
(1)
Prologis L.P., 1.750%,
07/01/2030 180,433
0.1
10,000  Prologis L.P., 2.125%,
10/15/2050 5,311
0.0
14,000  Prologis L.P., 3.000%,
04/15/2050 9,052
0.0
7,000  Prologis L.P., 3.050%,
03/01/2050 4,557
0.0
151,000  Prologis L.P., 3.250%,
10/01/2026 150,230
0.1
20,000  Prologis L.P., 4.375%,
09/15/2048 16,514
0.0
7,000  Prologis L.P., 5.250%,
06/15/2053 6,529
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
9,000
(1)
Prologis L.P., 5.250%,
03/15/2054 $ 8,400
0.0
16,000
(3)
Prudential Financial,
Inc., 3.700%,
10/01/2050 14,559
0.0
18,000  Prudential Financial,
Inc., 3.905%,
12/07/2047 13,577
0.0
21,000  Prudential Financial,
Inc., 3.935%,
12/07/2049 15,661
0.0
15,000
(3)
Prudential Financial,
Inc., 4.500%,
09/15/2047 14,641
0.0
20,000
(3)
Prudential Financial,
Inc., 5.125%,
03/01/2052 19,144
0.0
20,000
(3)
Prudential Financial,
Inc., 5.700%,
09/15/2048 19,823
0.0
24,000
(1)(3)
Prudential Financial,
Inc., 6.000%,
09/01/2052 24,066
0.0
20,000
(3)
Prudential Financial,
Inc., 6.500%,
03/15/2054 20,495
0.0
10,000
(3)
Prudential Financial,
Inc., 6.750%,
03/01/2053 10,396
0.0
10,000  Prudential Financial,
Inc., MTN, 2.100%,
03/10/2030 9,216
0.0
10,000  Prudential Financial,
Inc., MTN, 3.000%,
03/10/2040 7,563
0.0
8,000  Prudential Financial,
Inc., MTN, 3.878%,
03/27/2028 7,946
0.0
20,000  Prudential Financial,
Inc., MTN, 4.350%,
02/25/2050 16,066
0.0
8,000  Prudential Financial,
Inc., MTN, 4.418%,
03/27/2048 6,530
0.0
15,000  Prudential Financial,
Inc., MTN, 4.600%,
05/15/2044 13,004
0.0
15,000  Prudential Financial,
Inc., MTN, 5.700%,
12/14/2036 15,589
0.0
8,000  Prudential Financial,
Inc., MTN, 6.625%,
12/01/2037 8,844
0.0
7,000  Prudential Financial,
Inc., MTN, 6.625%,
06/21/2040 7,725
0.0
8,000  Prudential Financial,
Inc., MTNB, 5.750%,
07/15/2033 8,486
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
6,000  Prudential Funding
Asia PLC, 3.625%,
03/24/2032 $ 5,650
0.0
13,000  Public Storage
Operating Co., 1.500%,
11/09/2026 12,796
0.0
65,000  Public Storage
Operating Co., 1.850%,
05/01/2028 61,937
0.0
86,000  Public Storage
Operating Co., 2.300%,
05/01/2031 77,206
0.0
10,000  Public Storage
Operating Co., 3.094%,
09/15/2027 9,856
0.0
13,000  Radian Group, Inc.,
6.200%,
05/15/2029 13,445
0.0
34,000  Raymond James
Financial, Inc., 3.750%,
04/01/2051 24,394
0.0
10,000  Raymond James
Financial, Inc., 4.650%,
04/01/2030 10,098
0.0
16,000
(1)
Raymond James
Financial, Inc., 4.950%,
07/15/2046 14,238
0.0
8,000  Rayonier L.P., 2.750%,
05/17/2031 7,194
0.0
224,000  Realty Income Corp.,
3.250%,
01/15/2031 210,723
0.1
85,000  Realty Income Corp.,
4.125%,
10/15/2026 84,950
0.0
9,000  Regency Centers L.P.,
2.950%,
09/15/2029 8,581
0.0
11,000  Regency Centers L.P.,
3.600%,
02/01/2027 10,942
0.0
12,000  Regency Centers L.P.,
3.700%,
06/15/2030 11,653
0.0
6,000  Regency Centers L.P.,
4.125%,
03/15/2028 5,986
0.0
9,000  Regency Centers L.P.,
4.400%,
02/01/2047 7,530
0.0
6,000  Regency Centers L.P.,
4.650%,
03/15/2049 5,078
0.0
8,000  Regency Centers L.P.,
5.250%,
01/15/2034 8,090
0.0
12,000  Regions Financial
Corp., 1.800%,
08/12/2028 11,267
0.0
19,000
(1)(3)
Regions Financial
Corp., 5.502%,
09/06/2035 19,034
0.0
14,000
(3)
Regions Financial
Corp., 5.722%,
06/06/2030 14,366
0.0
14,000  Regions Financial
Corp., 7.375%,
12/10/2037 15,853
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
12,000  Reinsurance Group of
America, Inc., 3.150%,
06/15/2030 $ 11,228
0.0
12,000  Reinsurance Group of
America, Inc., 3.900%,
05/15/2029 11,741
0.0
8,000  Reinsurance Group of
America, Inc., 3.950%,
09/15/2026 7,993
0.0
13,000  Reinsurance Group of
America, Inc., 5.750%,
09/15/2034 13,212
0.0
8,000  Reinsurance Group of
America, Inc., 6.000%,
09/15/2033 8,312
0.0
8,000
(1)(3)
Reinsurance Group of
America, Inc., 6.650%,
09/15/2055 7,995
0.0
17,000  RenaissanceRe
Finance, Inc., 3.450%,
07/01/2027 16,826
0.0
8,000  RenaissanceRe
Holdings Ltd., 3.600%,
04/15/2029 7,740
0.0
15,000  RenaissanceRe
Holdings Ltd., 5.750%,
06/05/2033 15,409
0.0
3,000  RenaissanceRe
Holdings Ltd., 5.800%,
04/01/2035 3,070
0.0
16,000  Rexford Industrial
Realty L.P., 2.150%,
09/01/2031 13,883
0.0
36,000
(1)
Royal Bank of Canada,
1.200%,
04/27/2026 35,923
0.0
26,000  Royal Bank of Canada,
3.625%,
05/04/2027 25,853
0.0
22,000  Royal Bank of Canada,
3.875%,
05/04/2032 21,130
0.0
15,000
(1)
Royal Bank of Canada,
GMTN, 1.150%,
07/14/2026 14,875
0.0
19,000
(1)
Royal Bank of Canada,
GMTN, 1.400%,
11/02/2026 18,712
0.0
33,000
(1)
Royal Bank of Canada,
GMTN, 2.300%,
11/03/2031 29,467
0.0
27,000  Royal Bank of Canada,
GMTN, 4.240%,
08/03/2027 27,001
0.0
15,000  Royal Bank of Canada,
GMTN, 4.900%,
01/12/2028 15,180
0.0
36,000  Royal Bank of Canada,
GMTN, 5.000%,
02/01/2033 36,297
0.0
19,000  Royal Bank of Canada,
GMTN, 5.000%,
05/02/2033 19,203
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
98,000
(1)
Royal Bank of Canada,
GMTN, 5.150%,
02/01/2034 $ 100,235
0.0
22,000  Royal Bank of Canada,
GMTN, 5.200%,
07/20/2026 22,071
0.0
22,000  Royal Bank of Canada,
GMTN, 5.200%,
08/01/2028 22,441
0.0
29,000  Royal Bank of Canada,
MTN, 6.000%,
11/01/2027 29,760
0.0
10,000
(1)
Royal Bank of Canada,,
FXD, 2.050%,
01/21/2027 9,844
0.0
16,000  Sabra Health Care L.P.,
3.200%,
12/01/2031 14,454
0.0
7,000  Sabra Health Care L.P.,
3.900%,
10/15/2029 6,799
0.0
8,000  Safehold GL Holdings
LLC, 2.800%,
06/15/2031 7,256
0.0
7,000
(1)
Safehold GL Holdings
LLC, 2.850%,
01/15/2032 6,272
0.0
3,000  Safehold GL Holdings
LLC, 5.650%,
01/15/2035 3,043
0.0
6,000  Safehold GL Holdings
LLC, 6.100%,
04/01/2034 6,324
0.0
56,000
(1)(3)
Santander Holdings
USA, Inc., 6.342%,
05/31/2035 58,597
0.0
377,000
(3)
Santander UK Group
Holdings PLC, 2.469%,
01/11/2028 370,835
0.1
9,000
(1)
Selective Insurance
Group, Inc., 5.375%,
03/01/2049 8,096
0.0
6,000
(3)
Simmons First National
Corp., 6.250%,
10/01/2035 5,997
0.0
207,000  Simon Property
Group L.P., 2.650%,
07/15/2030 192,314
0.1
82,000
(1)
Simon Property
Group L.P., 3.250%,
09/13/2049 55,006
0.0
15,000  Simon Property
Group L.P., 3.375%,
06/15/2027 14,850
0.0
11,000  Simon Property
Group L.P., 4.250%,
10/01/2044 9,100
0.0
7,000  SiriusPoint Ltd.,
7.000%,
04/05/2029 7,312
0.0
31,000
(1)
Sixth Street Lending
Partners, 6.125%,
07/15/2030 30,839
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
13,000
(1)
Sixth Street Specialty
Lending, Inc., 5.625%,
08/15/2030 $ 12,822
0.0
6,000
(3)
SOUTHSTATE BANK
Corp., 7.000%,
06/13/2035 6,269
0.0
151,000
(1)
State Street Corp.,
2.200%,
03/03/2031 135,140
0.1
84,000
(3)
State Street Corp.,
5.146%,
02/28/2036 84,220
0.0
8,000  Stewart Information
Services Corp., 3.600%,
11/15/2031 7,080
0.0
7,000  Stifel Financial Corp.,
4.000%,
05/15/2030 6,805
0.0
8,000  STORE Capital Corp.,
2.700%,
12/01/2031 6,966
0.0
7,000  Store Capital LLC,
2.750%,
11/18/2030 6,306
0.0
7,000  Store Capital LLC,
4.500%,
03/15/2028 6,957
0.0
7,000  Store Capital LLC,
4.625%,
03/15/2029 6,931
0.0
300,000  Sumitomo Mitsui
Financial Group, Inc.,
2.296%,
01/12/2041 204,469
0.1
46,000  Sumitomo Mitsui
Financial Group, Inc.,
2.632%,
07/14/2026 45,787
0.0
65,000  Sumitomo Mitsui
Financial Group, Inc.,
3.010%,
10/19/2026 64,658
0.0
118,000  Sumitomo Mitsui
Financial Group, Inc.,
3.202%,
09/17/2029 112,444
0.0
53,000  Sumitomo Mitsui
Financial Group, Inc.,
3.352%,
10/18/2027 52,288
0.0
123,000
(1)
Sumitomo Mitsui
Financial Group, Inc.,
3.364%,
07/12/2027 121,684
0.0
89,000  Sumitomo Mitsui
Financial Group, Inc.,
3.446%,
01/11/2027 88,514
0.0
53,000  Sumitomo Mitsui
Financial Group, Inc.,
3.544%,
01/17/2028 52,276
0.0
53,000  Sumitomo Mitsui
Financial Group, Inc.,
3.944%,
07/19/2028 52,499
0.0
46,000  Sumitomo Mitsui
Financial Group, Inc.,
4.306%,
10/16/2028 45,911
0.0
19,000
(1)
Sumitomo Mitsui
Financial Group, Inc.,
6.184%,
07/13/2043 20,095
0.0
9,000  Sun Communities
Operating L.P., 2.300%,
11/01/2028 8,526
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
15,000  Sun Communities
Operating L.P., 2.700%,
07/15/2031 $ 13,424
0.0
12,000  Sun Communities
Operating L.P., 4.200%,
04/15/2032 11,431
0.0
33,000  Synchrony Financial,
2.875%,
10/28/2031 28,805
0.0
15,000
(3)
Synchrony Financial,
5.935%,
08/02/2030 15,246
0.0
15,000
(3)
Synchrony Financial,
6.000%,
07/29/2036 14,805
0.0
3,000  Tanger Properties L.P.,
2.750%,
09/01/2031 2,680
0.0
37,000
(1)
Tanger Properties L.P.,
3.125%,
09/01/2026 36,791
0.0
33,000
(3)
Toronto-Dominion Bank,
3.625%,
09/15/2031 32,813
0.0
33,000  Toronto-Dominion Bank,
4.108%,
06/08/2027 32,923
0.0
43,000  Toronto-Dominion Bank,
4.456%,
06/08/2032 42,298
0.0
6,000
(1)
Toronto-Dominion Bank,
4.928%,
10/15/2035 5,905
0.0
27,000  Toronto-Dominion Bank,
5.156%,
01/10/2028 27,353
0.0
14,000  Toronto-Dominion
Bank, GMTN, 2.450%,
01/12/2032 12,382
0.0
27,000  Toronto-Dominion
Bank, MTN, 1.200%,
06/03/2026 26,875
0.0
31,000  Toronto-Dominion
Bank, MTN, 1.250%,
09/10/2026 30,616
0.0
19,000
(1)
Toronto-Dominion
Bank, MTN, 2.000%,
09/10/2031 16,766
0.0
24,000  Toronto-Dominion
Bank, MTN, 2.800%,
03/10/2027 23,695
0.0
78,000  Toronto-Dominion
Bank, MTN, 3.200%,
03/10/2032 71,783
0.0
33,000  Toronto-Dominion
Bank, MTN, 4.693%,
09/15/2027 33,186
0.0
27,000  Toronto-Dominion
Bank, MTN, 5.523%,
07/17/2028 27,672
0.0
39,000  Toronto-Dominion
Bank, MTN, 5.532%,
07/17/2026 39,168
0.0
16,000
(1)
Toronto-Dominion
Bank,, FXD, 1.950%,
01/12/2027 15,727
0.0
17,000  TPG Operating
Group II L.P., 5.375%,
01/15/2036 16,454
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
7,000  Transatlantic Holdings,
Inc., 8.000%,
11/30/2039 $ 8,477
0.0
141,000  Travelers Cos., Inc.,
2.550%,
04/27/2050 83,388
0.0
19,000  Travelers Cos., Inc.,
4.000%,
05/30/2047 14,981
0.0
14,000  Truist Financial
Corp., MTN, 1.125%,
08/03/2027 13,422
0.0
19,000
(3)
Truist Financial
Corp., MTN, 1.887%,
06/07/2029 17,986
0.0
14,000  Truist Financial
Corp., MTN, 1.950%,
06/05/2030 12,631
0.0
12,000  Truist Financial
Corp., MTN, 3.875%,
03/19/2029 11,812
0.0
16,000
(3)
Truist Financial
Corp., MTN, 4.123%,
06/06/2028 15,934
0.0
29,000
(3)
Truist Financial
Corp., MTN, 4.873%,
01/26/2029 29,200
0.0
19,000
(1)(3)
Truist Financial
Corp., MTN, 4.916%,
07/28/2033 18,642
0.0
35,000
(3)
Truist Financial
Corp., MTN, 4.964%,
10/23/2036 33,915
0.0
29,000
(3)
Truist Financial
Corp., MTN, 5.122%,
01/26/2034 28,937
0.0
19,000
(3)
Truist Financial
Corp., MTN, 5.153%,
08/05/2032 19,257
0.0
29,000
(3)
Truist Financial
Corp., MTN, 5.435%,
01/24/2030 29,687
0.0
60,000
(3)
Truist Financial
Corp., MTN, 5.711%,
01/24/2035 61,912
0.0
34,000
(3)
Truist Financial
Corp., MTN, 5.867%,
06/08/2034 35,441
0.0
29,000
(3)
Truist Financial
Corp., MTN, 6.047%,
06/08/2027 29,074
0.0
14,000
(1)(3)
Truist Financial
Corp., MTN, 6.123%,
10/28/2033 14,829
0.0
34,000
(3)
Truist Financial
Corp., MTN, 7.161%,
10/30/2029 36,150
0.0
30,000  UDR, Inc., 3.000%,
08/15/2031 27,504
0.0
37,000  UDR, Inc., MTN,
3.200%,
01/15/2030 35,315
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
15,000  UDR, Inc., MTN,
4.400%,
01/26/2029 $ 14,970
0.0
8,000  Unum Group, 4.000%,
06/15/2029 7,848
0.0
17,000  Unum Group, 4.125%,
06/15/2051 12,527
0.0
9,000  Unum Group, 4.500%,
12/15/2049 7,127
0.0
10,000  Unum Group, 5.750%,
08/15/2042 9,760
0.0
34,000
(3)
US Bancorp, 5.033%,
01/26/2037 33,513
0.0
403,000  US Bancorp,, MTN,
1.375%,
07/22/2030 354,298
0.1
111,000
(3)
US Bancorp,, MTN,
2.215%,
01/27/2028 109,078
0.0
151,000  US Bancorp, X,
3.150%,
04/27/2027 149,330
0.1
10,000  Ventas Realty L.P.,
2.500%,
09/01/2031 8,911
0.0
13,000  Ventas Realty L.P.,
3.000%,
01/15/2030 12,250
0.0
9,000  Ventas Realty L.P.,
3.250%,
10/15/2026 8,952
0.0
8,000  Ventas Realty L.P.,
3.850%,
04/01/2027 7,952
0.0
13,000  Ventas Realty L.P.,
4.000%,
03/01/2028 12,875
0.0
6,000
(1)
Ventas Realty L.P.,
4.375%,
02/01/2045 4,988
0.0
15,000  Ventas Realty L.P.,
4.400%,
01/15/2029 14,917
0.0
10,000  Ventas Realty L.P.,
4.750%,
11/15/2030 10,026
0.0
10,000  Ventas Realty L.P.,
5.625%,
07/01/2034 10,267
0.0
17,000  Ventas Realty L.P.,
5.700%,
09/30/2043 16,892
0.0
105,000
(1)
VICI Properties L.P.,
5.125%,
05/15/2032 103,523
0.0
17,000
(1)
VICI Properties L.P.,
5.625%,
05/15/2052 15,207
0.0
41,000
(1)
Visa, Inc., 2.000%,
08/15/2050 21,706
0.0
46,000  Visa, Inc., 2.050%,
04/15/2030 42,300
0.0
25,000  Visa, Inc., 2.700%,
04/15/2040 18,884
0.0
9,000  Visa, Inc., 2.750%,
09/15/2027 8,844
0.0
99,000  Visa, Inc., 4.300%,
12/14/2045 84,086
0.0
7,000  W R Berkley Corp.,
3.150%,
09/30/2061 4,095
0.0
8,000
(1)
W R Berkley Corp.,
3.550%,
03/30/2052 5,505
0.0
10,000  W R Berkley Corp.,
4.000%,
05/12/2050 7,558
0.0
7,000  W R Berkley Corp.,
4.750%,
08/01/2044 6,165
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
19,000  Wachovia Corp.,
5.500%,
08/01/2035 $ 19,183
0.0
7,000
(3)
Wachovia Corp.,
7.574%,
08/01/2026 7,067
0.0
10,000
(3)
Webster Financial
Corp., 5.784%,
09/11/2035 10,159
0.0
82,000  Wells Fargo & Co.,
3.000%,
10/23/2026 81,447
0.0
81,000
(3)
Wells Fargo & Co.,
3.068%,
04/30/2041 60,851
0.0
46,000  Wells Fargo & Co.,
3.900%,
05/01/2045 35,946
0.0
10,000  Wells Fargo & Co.,
5.375%,
02/07/2035 10,286
0.0
43,000  Wells Fargo & Co.,
5.375%,
11/02/2043 40,232
0.0
56,000
(3)
Wells Fargo & Co.,
5.389%,
04/24/2034 56,857
0.0
56,000  Wells Fargo & Co.,
5.606%,
01/15/2044 53,624
0.0
12,000  Wells Fargo & Co.,
5.950%,
12/01/2086 12,377
0.0
48,000  Wells Fargo & Co.,
GMTN, 4.300%,
07/22/2027 47,950
0.0
47,000  Wells Fargo & Co.,
GMTN, 4.900%,
11/17/2045 40,393
0.0
62,000
(3)
Wells Fargo & Co.,
MTN, 2.393%,
06/02/2028 60,526
0.0
58,000
(3)
Wells Fargo & Co.,
MTN, 2.572%,
02/11/2031 53,663
0.0
30,000
(3)
Wells Fargo & Co.,
MTN, 2.879%,
10/30/2030 28,309
0.0
58,000
(3)
Wells Fargo & Co.,
MTN, 3.196%,
06/17/2027 57,837
0.0
77,000
(3)
Wells Fargo & Co.,
MTN, 3.350%,
03/02/2033 70,722
0.0
77,000
(1)(3)
Wells Fargo & Co.,
MTN, 3.526%,
03/24/2028 76,382
0.0
58,000
(3)
Wells Fargo & Co.,
MTN, 3.584%,
05/22/2028 57,462
0.0
58,000  Wells Fargo & Co.,
MTN, 4.150%,
01/24/2029 57,687
0.0
46,000  Wells Fargo & Co.,
MTN, 4.400%,
06/14/2046 36,651
0.0
48,000
(3)
Wells Fargo & Co.,
MTN, 4.478%,
04/04/2031 47,599
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
205,000
(3)
Wells Fargo & Co.,
MTN, 4.611%,
04/25/2053 $ 170,123
0.1
46,000  Wells Fargo & Co.,
MTN, 4.650%,
11/04/2044 38,699
0.0
46,000  Wells Fargo & Co.,
MTN, 4.750%,
12/07/2046 38,639
0.0
58,000
(3)
Wells Fargo & Co.,
MTN, 4.808%,
07/25/2028 58,255
0.0
82,000
(3)
Wells Fargo & Co.,
MTN, 4.897%,
07/25/2033 81,615
0.0
99,000
(3)
Wells Fargo & Co.,
MTN, 5.013%,
04/04/2051 87,296
0.0
81,000
(3)
Wells Fargo & Co.,
MTN, 5.557%,
07/25/2034 83,040
0.0
50,000
(3)
Wells Fargo & Co.,
MTN, 5.574%,
07/25/2029 51,154
0.0
17,000  Wells Fargo & Co. B,
7.950%,
11/15/2029 18,836
0.0
135,000  Welltower OP LLC,
2.800%,
06/01/2031 123,708
0.0
6,000  Welltower OP LLC,
4.950%,
09/01/2048 5,422
0.0
7,000  Western Union Co.,
6.200%,
11/17/2036 7,128
0.0
31,000  Westpac Banking Corp.,
1.150%,
06/03/2026 30,850
0.0
27,000  Westpac Banking Corp.,
1.953%,
11/20/2028 25,522
0.0
22,000  Westpac Banking Corp.,
2.150%,
06/03/2031 19,752
0.0
15,000  Westpac Banking Corp.,
2.650%,
01/16/2030 14,141
0.0
33,000
(3)
Westpac Banking Corp.,
2.668%,
11/15/2035 29,653
0.0
22,000  Westpac Banking Corp.,
2.700%,
08/19/2026 21,883
0.0
33,000  Westpac Banking Corp.,
2.850%,
05/13/2026 32,952
0.0
22,000  Westpac Banking Corp.,
2.963%,
11/16/2040 16,362
0.0
27,000
(3)
Westpac Banking Corp.,
3.020%,
11/18/2036 24,165
0.0
22,000  Westpac Banking Corp.,
3.133%,
11/18/2041 16,196
0.0
22,000  Westpac Banking Corp.,
3.350%,
03/08/2027 21,853
0.0
22,000
(1)
Westpac Banking Corp.,
3.400%,
01/25/2028 21,743
0.0
22,000
(1)
Westpac Banking Corp.,
4.043%,
08/26/2027 21,997
0.0
27,000
(1)(3)
Westpac Banking Corp.,
4.110%,
07/24/2034 26,334
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
22,000  Westpac Banking Corp.,
4.421%,
07/24/2039 $ 19,745
0.0
22,000
(3)
Westpac Banking Corp.,
5.405%,
08/10/2033 22,333
0.0
27,000  Westpac Banking Corp.,
5.457%,
11/18/2027 27,561
0.0
33,000
(3)
Westpac Banking
Corp., GMTN, 4.322%,
11/23/2031 32,926
0.0
65,000  Weyerhaeuser Co.,
7.375%,
03/15/2032 72,492
0.0
98,000
(1)
Willis North America,
Inc., 5.350%,
05/15/2033 99,105
0.0
5,000  Wintrust Financial
Corp., 4.850%,
06/06/2029 4,879
0.0
30,000  WP Carey, Inc.,
5.375%,
06/30/2034 30,051
0.0
5,000  XL Group Ltd., 5.250%,
12/15/2043 4,644
0.0
45,924,891
9.0
Industrial : 1.9%
126,000
(1)
3M Co., 2.875%,
10/15/2027 123,575
0.1
69,000  3M Co., MTN, 3.875%,
06/15/2044 54,073
0.0
23,000  3M Co., MTN, 4.000%,
09/14/2048 17,703
0.0
8,000  ABB Finance USA, Inc.,
3.800%,
04/03/2028 7,943
0.0
12,000  ABB Finance USA, Inc.,
4.375%,
05/08/2042 10,478
0.0
9,000  Acuity Brands
Lighting, Inc., 2.150%,
12/15/2030 8,039
0.0
8,000  AGCO Corp., 5.450%,
03/21/2027 8,056
0.0
14,000  AGCO Corp., 5.800%,
03/21/2034 14,314
0.0
8,000  Allegion PLC, 3.500%,
10/01/2029 7,709
0.0
8,000  Allegion US Holding
Co., Inc., 3.550%,
10/01/2027 7,889
0.0
12,000  Allegion US Holding
Co., Inc., 5.411%,
07/01/2032 12,261
0.0
8,000  Allegion US Holding
Co., Inc., 5.600%,
05/29/2034 8,168
0.0
12,000  Amcor Finance
USA, Inc., 3.625%,
04/28/2026 11,994
0.0
10,000  Amcor Finance
USA, Inc., 4.500%,
05/15/2028 10,006
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
10,000  Amcor Finance
USA, Inc., 5.625%,
05/26/2033 $ 10,252
0.0
10,000  Amcor Flexibles North
America, Inc., 2.630%,
06/19/2030 9,206
0.0
16,000  Amcor Flexibles North
America, Inc., 2.690%,
05/25/2031 14,395
0.0
23,000
(1)
Amcor Flexibles North
America, Inc., 5.500%,
03/17/2035 23,273
0.0
15,000  Amphenol Corp.,
2.200%,
09/15/2031 13,318
0.0
18,000  Amphenol Corp.,
2.800%,
02/15/2030 16,939
0.0
10,000  Amphenol Corp.,
4.350%,
06/01/2029 10,023
0.0
16,000  Amphenol Corp.,
5.000%,
01/15/2035 15,985
0.0
9,000  Amphenol Corp.,
5.050%,
04/05/2027 9,068
0.0
9,000  Amphenol Corp.,
5.050%,
04/05/2029 9,193
0.0
12,000
(1)
Amphenol Corp.,
5.250%,
04/05/2034 12,266
0.0
57,000
(1)
Amphenol Corp.,
5.300%,
11/15/2055 53,571
0.0
8,000
(1)
Amphenol Corp.,
5.375%,
11/15/2054 7,657
0.0
11,000  Amrize Finance
US LLC, 4.750%,
09/22/2046 9,548
0.0
35,000  Amrize Finance
US LLC, 5.400%,
04/07/2035 35,606
0.0
16,000  AptarGroup, Inc.,
3.600%,
03/15/2032 14,892
0.0
10,000  Arrow Electronics, Inc.,
2.950%,
02/15/2032 8,840
0.0
10,000  Arrow Electronics, Inc.,
3.875%,
01/12/2028 9,853
0.0
10,000  Arrow Electronics, Inc.,
5.875%,
04/10/2034 10,256
0.0
6,000  Avnet, Inc., 3.000%,
05/15/2031 5,376
0.0
11,000  Avnet, Inc., 4.625%,
04/15/2026 10,999
0.0
17,000
(1)
Avnet, Inc., 5.500%,
06/01/2032 17,231
0.0
10,000
(1)
Avnet, Inc., 6.250%,
03/15/2028 10,304
0.0
8,000  Berry Global, Inc.,
1.650%,
01/15/2027 7,834
0.0
10,000  Berry Global, Inc.,
5.500%,
04/15/2028 10,203
0.0
16,000
(1)
Berry Global, Inc.,
5.650%,
01/15/2034 16,370
0.0
16,000  Berry Global, Inc.,
5.800%,
06/15/2031 16,570
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
8,000  Boeing Co., 2.250%,
06/15/2026 $ 7,963
0.0
20,000  Boeing Co., 2.700%,
02/01/2027 19,725
0.0
105,000  Boeing Co., 2.800%,
03/01/2027 103,398
0.0
15,000  Boeing Co., 2.950%,
02/01/2030 14,121
0.0
20,000  Boeing Co., 3.200%,
03/01/2029 19,294
0.0
22,000  Boeing Co., 3.250%,
02/01/2028 21,572
0.0
7,000  Boeing Co., 3.250%,
03/01/2028 6,854
0.0
15,000  Boeing Co., 3.250%,
02/01/2035 12,865
0.0
7,000  Boeing Co., 3.450%,
11/01/2028 6,839
0.0
8,000  Boeing Co., 3.500%,
03/01/2039 6,456
0.0
7,000  Boeing Co., 3.550%,
03/01/2038 5,820
0.0
120,000  Boeing Co., 3.600%,
05/01/2034 107,468
0.0
28,000  Boeing Co., 3.625%,
02/01/2031 26,641
0.0
82,000  Boeing Co., 3.825%,
03/01/2059 55,269
0.0
20,000  Boeing Co., 3.950%,
08/01/2059 13,813
0.0
123,000  Boeing Co., 5.040%,
05/01/2027 123,713
0.1
91,000  Boeing Co., 5.150%,
05/01/2030 92,556
0.0
142,000  Boeing Co., 5.705%,
05/01/2040 142,290
0.1
9,000  Boeing Co., 5.875%,
02/15/2040 9,047
0.0
71,000  Boeing Co., 5.930%,
05/01/2060 68,211
0.0
8,000  Boeing Co., 6.125%,
02/15/2033 8,510
0.0
6,000  Boeing Co., 6.625%,
02/15/2038 6,552
0.0
10,000  Boeing Co., 6.875%,
03/15/2039 10,994
0.0
100,000  Burlington Northern
Santa Fe LLC, 2.875%,
06/15/2052 61,692
0.0
128,000  Burlington Northern
Santa Fe LLC, 4.375%,
09/01/2042 111,457
0.0
137,000  Burlington Northern
Santa Fe LLC, 4.900%,
04/01/2044 125,711
0.1
11,000  Burlington Northern
Santa Fe LLC, 6.150%,
05/01/2037 11,955
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
14,000  Canadian National
Railway Co., 2.450%,
05/01/2050 $ 8,207
0.0
53,000
(1)
Canadian National
Railway Co., 3.850%,
08/05/2032 50,714
0.0
34,000  Canadian National
Railway Co., 4.450%,
01/20/2049 28,640
0.0
28,000  Canadian National
Railway Co., 6.375%,
11/15/2037 30,866
0.0
123,000  Canadian Pacific
Railway Co., 4.800%,
09/15/2035 121,938
0.1
56,000  Canadian Pacific
Railway Co., 4.800%,
08/01/2045 50,013
0.0
11,000  Carlisle Cos., Inc.,
2.200%,
03/01/2032 9,482
0.0
15,000
(1)
Carlisle Cos., Inc.,
2.750%,
03/01/2030 14,024
0.0
12,000  Carlisle Cos., Inc.,
3.750%,
12/01/2027 11,860
0.0
12,000  Carlisle Cos., Inc.,
5.550%,
09/15/2040 11,901
0.0
18,000  Carrier Global Corp.,
2.493%,
02/15/2027 17,717
0.0
15,000  Carrier Global Corp.,
2.700%,
02/15/2031 13,759
0.0
40,000  Carrier Global Corp.,
2.722%,
02/15/2030 37,371
0.0
30,000  Carrier Global Corp.,
3.377%,
04/05/2040 23,647
0.0
14,000  Carrier Global Corp.,
3.577%,
04/05/2050 10,013
0.0
17,000  Carrier Global Corp.,
5.900%,
03/15/2034 17,943
0.0
10,000
(1)
Carrier Global Corp.,
6.200%,
03/15/2054 10,480
0.0
69,000  Caterpillar Financial
Services Corp., 2.400%,
08/09/2026 68,591
0.0
171,000  Caterpillar Financial
Services Corp., MTN,
1.700%,
01/08/2027 168,027
0.1
69,000
(1)
Caterpillar, Inc.,
1.900%,
03/12/2031 61,443
0.0
20,000  Caterpillar, Inc.,
2.600%,
04/09/2030 18,774
0.0
16,000  Caterpillar, Inc.,
3.250%,
04/09/2050 11,141
0.0
86,000  Caterpillar, Inc.,
3.803%,
08/15/2042 71,001
0.0
17,000  Caterpillar, Inc.,
4.750%,
05/15/2064 14,676
0.0
10,000  CH Robinson
Worldwide, Inc.,
4.200%,
04/15/2028 9,923
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
12,000  CNH Industrial
Capital LLC, 1.450%,
07/15/2026 $ 11,892
0.0
10,000  CNH Industrial
Capital LLC, 4.500%,
10/16/2030 9,876
0.0
12,000  CNH Industrial
Capital LLC, 4.550%,
04/10/2028 12,013
0.0
12,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 12,148
0.0
10,000  CNH Industrial
Capital LLC, 5.500%,
01/12/2029 10,254
0.0
10,000  CNH Industrial
NV, MTN, 3.850%,
11/15/2027 9,902
0.0
57,000
(1)
CRH America
Finance, Inc., 5.600%,
02/09/2056 54,755
0.0
84,000  CSX Corp., 4.100%,
03/15/2044 69,402
0.0
172,000  CSX Corp., 4.400%,
03/01/2043 151,023
0.1
73,000
(1)
Deere & Co., 2.875%,
09/07/2049 48,088
0.0
17,000  Dover Corp., 2.950%,
11/04/2029 16,124
0.0
6,000  Dover Corp., 5.375%,
10/15/2035 6,247
0.0
7,000  Dover Corp., 5.375%,
03/01/2041 7,014
0.0
20,000  Eagle Materials, Inc.,
5.000%,
03/15/2036 19,160
0.0
14,000  Eaton Corp., 3.103%,
09/15/2027 13,802
0.0
6,000  Eaton Corp., 3.915%,
09/15/2047 4,753
0.0
14,000
(1)
Eaton Corp., 4.000%,
11/02/2032 13,576
0.0
26,000  Eaton Corp., 4.150%,
03/15/2033 25,290
0.0
20,000
(1)
Eaton Corp., 4.150%,
11/02/2042 17,178
0.0
10,000  Eaton Corp., 4.350%,
05/18/2028 10,028
0.0
14,000
(1)
Eaton Corp., 4.700%,
08/23/2052 12,266
0.0
138,000  Emerson Electric Co.,
1.950%,
10/15/2030 124,292
0.1
14,000  FedEx Corp., 2.400%,
05/15/2031 12,613
0.0
86,000  FedEx Corp., 3.250%,
05/15/2041 64,859
0.0
69,000  FedEx Corp., 3.400%,
02/15/2028 67,827
0.0
69,000  FedEx Corp., 4.750%,
11/15/2045 59,091
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
18,000  Flex Ltd., 5.250%,
01/15/2032 $ 18,116
0.0
22,000  Flex Ltd., 5.375%,
11/13/2035 21,591
0.0
16,000  Flowserve Corp.,
2.800%,
01/15/2032 14,130
0.0
18,000  Fortive Corp., 3.150%,
06/15/2026 17,954
0.0
11,000  Fortive Corp., 4.300%,
06/15/2046 8,831
0.0
14,000  Fortune Brands
Innovations, Inc.,
3.250%,
09/15/2029 13,353
0.0
9,000  Fortune Brands
Innovations, Inc.,
4.000%,
03/25/2032 8,478
0.0
9,000  Fortune Brands
Innovations, Inc.,
4.500%,
03/25/2052 7,011
0.0
12,000
(1)
Fortune Brands
Innovations, Inc.,
5.875%,
06/01/2033 12,433
0.0
171,000  GATX Corp., 1.900%,
06/01/2031 148,328
0.1
28,000  GE Vernova, Inc.,
5.500%,
02/04/2056 26,955
0.0
66,000  General Dynamics
Corp., 3.600%,
11/15/2042 52,812
0.0
84,000  General Electric Co.,
4.350%,
05/01/2050 70,758
0.0
8,000  GXO Logistics, Inc.,
1.650%,
07/15/2026 7,929
0.0
8,000  GXO Logistics, Inc.,
2.650%,
07/15/2031 7,128
0.0
12,000  GXO Logistics, Inc.,
6.250%,
05/06/2029 12,450
0.0
10,000
(1)
GXO Logistics, Inc.,
6.500%,
05/06/2034 10,500
0.0
12,000  HEICO Corp., 5.250%,
08/01/2028 12,233
0.0
12,000  HEICO Corp., 5.350%,
08/01/2033 12,228
0.0
6,000  Hexcel Corp., 5.875%,
02/26/2035 6,163
0.0
20,000  Honeywell International,
Inc., 1.100%,
03/01/2027 19,453
0.0
30,000
(1)
Honeywell International,
Inc., 1.750%,
09/01/2031 25,991
0.0
20,000  Honeywell International,
Inc., 1.950%,
06/01/2030 18,145
0.0
30,000  Honeywell International,
Inc., 2.500%,
11/01/2026 29,738
0.0
15,000  Honeywell International,
Inc., 2.700%,
08/15/2029 14,251
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
9,000  Honeywell International,
Inc., 3.812%,
11/21/2047 $ 6,847
0.0
20,000  Honeywell International,
Inc., 4.500%,
01/15/2034 19,707
0.0
14,000  Howmet Aerospace,
Inc., 3.000%,
01/15/2029 13,509
0.0
19,000  Howmet Aerospace,
Inc., 5.950%,
02/01/2037 20,270
0.0
6,000  Howmet Aerospace,
Inc., 6.750%,
01/15/2028 6,255
0.0
13,000  Hubbell, Inc., 4.800%,
11/15/2035 12,666
0.0
42,000  Huntington Ingalls
Industries, Inc., 3.483%,
12/01/2027 41,353
0.0
12,000  Huntington Ingalls
Industries, Inc., 5.749%,
01/15/2035 12,438
0.0
22,000  IDEX Corp., 2.625%,
06/15/2031 19,888
0.0
29,000  Illinois Tool Works, Inc.,
3.900%,
09/01/2042 24,305
0.0
15,000  Ingersoll Rand, Inc.,
5.176%,
06/15/2029 15,360
0.0
14,000  Ingersoll Rand, Inc.,
5.197%,
06/15/2027 14,126
0.0
10,000  Ingersoll Rand, Inc.,
5.314%,
06/15/2031 10,265
0.0
10,000  Ingersoll Rand, Inc.,
5.400%,
08/14/2028 10,233
0.0
15,000
(1)
Ingersoll Rand, Inc.,
5.450%,
06/15/2034 15,322
0.0
20,000  Ingersoll Rand, Inc.,
5.700%,
08/14/2033 20,784
0.0
12,000
(1)
Ingersoll Rand, Inc.,
5.700%,
06/15/2054 11,734
0.0
171,000  Jabil, Inc., 1.700%,
04/15/2026 170,783
0.1
16,000  Jabil, Inc., 3.000%,
01/15/2031 14,749
0.0
10,000
(1)
Jacobs Engineering
Group, Inc., 5.900%,
03/01/2033 10,357
0.0
12,000  Jacobs Engineering
Group, Inc., 6.350%,
08/18/2028 12,457
0.0
13,000  JB Hunt Transport
Services, Inc., 4.900%,
03/15/2030 13,160
0.0
15,000  John Deere Capital
Corp., 4.500%,
01/08/2027 15,051
0.0
11,000
(1)
John Deere Capital
Corp., MTN, 1.050%,
06/17/2026 10,931
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
8,000  John Deere Capital
Corp., MTN, 1.300%,
10/13/2026 $ 7,885
0.0
171,000
(1)
John Deere Capital
Corp., MTN, 1.500%,
03/06/2028 163,021
0.1
10,000  John Deere Capital
Corp., MTN, 1.700%,
01/11/2027 9,817
0.0
10,000  John Deere Capital
Corp., MTN, 1.750%,
03/09/2027 9,785
0.0
9,000  John Deere Capital
Corp., MTN, 2.250%,
09/14/2026 8,931
0.0
10,000  John Deere Capital
Corp., MTN, 2.350%,
03/08/2027 9,842
0.0
10,000  John Deere Capital
Corp., MTN, 2.650%,
06/10/2026 9,973
0.0
10,000  John Deere Capital
Corp., MTN, 2.800%,
09/08/2027 9,832
0.0
8,000  John Deere Capital
Corp., MTN, 3.050%,
01/06/2028 7,866
0.0
202,000  John Deere Capital
Corp., MTN, 3.450%,
03/07/2029 198,162
0.1
18,000
(1)
John Deere Capital
Corp., MTN, 4.150%,
09/15/2027 18,039
0.0
12,000  John Deere Capital
Corp., MTN, 4.750%,
06/08/2026 12,014
0.0
22,000
(1)
John Deere Capital
Corp., MTN, 4.750%,
01/20/2028 22,303
0.0
11,000  John Deere Capital
Corp., MTN, 4.850%,
03/05/2027 11,076
0.0
105,000  John Deere Capital
Corp., MTN, 4.900%,
03/03/2028 106,834
0.0
71,000  John Deere Capital
Corp., MTN, 4.950%,
07/14/2028 72,405
0.0
11,000
(1)
John Deere Capital
Corp., MTN, 5.150%,
09/08/2026 11,054
0.0
52,000  Johnson Controls
International PLC,
4.625%,
07/02/2044 45,306
0.0
8,000
(1)
Kennametal, Inc.,
2.800%,
03/01/2031 7,232
0.0
25,000  Keysight Technologies,
Inc., 4.950%,
10/15/2034 24,751
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
9,000  Kirby Corp., 4.200%,
03/01/2028 $ 8,954
0.0
13,000  L3Harris Technologies,
Inc., 1.800%,
01/15/2031 11,393
0.0
8,000  L3Harris Technologies,
Inc., 2.900%,
12/15/2029 7,559
0.0
11,000  L3Harris Technologies,
Inc., 3.850%,
12/15/2026 10,959
0.0
19,000  L3Harris Technologies,
Inc., 4.400%,
06/15/2028 19,018
0.0
17,000  L3Harris Technologies,
Inc., 4.400%,
06/15/2028 17,016
0.0
8,000  L3Harris Technologies,
Inc., 4.854%,
04/27/2035 7,852
0.0
15,000  L3Harris Technologies,
Inc., 5.050%,
06/01/2029 15,265
0.0
10,000  L3Harris Technologies,
Inc., 5.054%,
04/27/2045 9,348
0.0
15,000  L3Harris Technologies,
Inc., 5.250%,
06/01/2031 15,353
0.0
15,000  L3Harris Technologies,
Inc., 5.350%,
06/01/2034 15,253
0.0
25,000  L3Harris Technologies,
Inc., 5.400%,
01/15/2027 25,203
0.0
26,000  L3Harris Technologies,
Inc., 5.400%,
07/31/2033 26,685
0.0
10,000
(1)
L3Harris Technologies,
Inc., 5.600%,
07/31/2053 9,717
0.0
6,000  L3Harris Technologies,
Inc., 6.150%,
12/15/2040 6,394
0.0
12,000  Lennox International,
Inc., 5.500%,
09/15/2028 12,226
0.0
10,000  Lockheed Martin Corp.,
2.800%,
06/15/2050 6,249
0.0
13,000  Lockheed Martin Corp.,
4.300%,
06/15/2062 10,142
0.0
171,000  Lockheed Martin Corp.,
4.500%,
05/15/2036 166,204
0.1
130,000  Lockheed Martin Corp.,
4.700%,
05/15/2046 115,270
0.0
18,000  Martin Marietta
Materials, Inc., 2.400%,
07/15/2031 16,030
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
37,000  Martin Marietta
Materials, Inc., 3.200%,
07/15/2051 $ 24,014
0.0
6,000  Martin Marietta
Materials, Inc., 3.450%,
06/01/2027 5,934
0.0
10,000  Martin Marietta
Materials, Inc., 3.500%,
12/15/2027 9,859
0.0
12,000  Martin Marietta
Materials, Inc., 4.250%,
12/15/2047 9,644
0.0
10,000  Martin Marietta
Materials, Inc. CB,
2.500%,
03/15/2030 9,263
0.0
12,000  Masco Corp., 1.500%,
02/15/2028 11,365
0.0
51,000  Masco Corp., 2.000%,
02/15/2031 44,969
0.0
9,000  MasTec, Inc., 5.900%,
06/15/2029 9,302
0.0
15,000  Mohawk Industries, Inc.,
3.625%,
05/15/2030 14,386
0.0
16,000  Nordson Corp., 5.800%,
09/15/2033 16,638
0.0
144,000  Norfolk Southern Corp.,
3.950%,
10/01/2042 116,827
0.1
11,000  Norfolk Southern Corp.,
4.100%,
05/15/2121 7,445
0.0
86,000  Norfolk Southern Corp.,
4.800%,
08/15/2043 75,665
0.0
21,000  Northrop Grumman
Corp., 3.850%,
04/15/2045 16,570
0.0
164,000  Northrop Grumman
Corp., 4.030%,
10/15/2047 129,214
0.1
6,000  nVent Finance Sarl,
2.750%,
11/15/2031 5,335
0.0
10,000  nVent Finance Sarl,
4.550%,
04/15/2028 9,982
0.0
10,000  nVent Finance Sarl,
5.650%,
05/15/2033 10,267
0.0
8,000  Oshkosh Corp.,
3.100%,
03/01/2030 7,520
0.0
41,000
(1)
Otis Worldwide Corp.,
2.293%,
04/05/2027 40,226
0.0
47,000  Otis Worldwide Corp.,
3.112%,
02/15/2040 35,768
0.0
8,000  Owens Corning,
3.400%,
08/15/2026 7,970
0.0
6,000  Owens Corning,
3.875%,
06/01/2030 5,811
0.0
9,000  Owens Corning,
3.950%,
08/15/2029 8,859
0.0
12,000  Owens Corning,
4.300%,
07/15/2047 9,559
0.0
48,000
(1)
Owens Corning,
5.700%,
06/15/2034 49,638
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
8,000  Owens Corning,
7.000%,
12/01/2036 $ 8,926
0.0
10,000  Packaging Corp. of
America, 3.000%,
12/15/2029 9,504
0.0
14,000  Packaging Corp. of
America, 3.050%,
10/01/2051 8,815
0.0
10,000  Packaging Corp. of
America, 3.400%,
12/15/2027 9,837
0.0
8,000  Packaging Corp. of
America, 4.050%,
12/15/2049 6,134
0.0
8,000
(1)
Packaging Corp. of
America, 5.700%,
12/01/2033 8,303
0.0
14,000  Parker-Hannifin Corp.,
3.250%,
03/01/2027 13,874
0.0
20,000  Parker-Hannifin Corp.,
3.250%,
06/14/2029 19,378
0.0
12,000  Parker-Hannifin Corp.,
4.100%,
03/01/2047 9,712
0.0
24,000  Parker-Hannifin Corp.,
4.250%,
09/15/2027 24,019
0.0
20,000  Parker-Hannifin Corp.,
4.500%,
09/15/2029 20,123
0.0
10,000  Parker-Hannifin
Corp., MTN, 4.200%,
11/21/2034 9,595
0.0
10,000  Parker-Hannifin
Corp., MTN, 4.450%,
11/21/2044 8,697
0.0
7,000  Parker-Hannifin
Corp., MTN, 6.250%,
05/15/2038 7,667
0.0
11,000  Pentair Finance Sarl,
5.900%,
07/15/2032 11,511
0.0
10,000  Precision Castparts
Corp., 3.900%,
01/15/2043 8,281
0.0
7,000  Precision Castparts
Corp., 4.375%,
06/15/2045 5,961
0.0
109,000  Raytheon Technologies
Corp., 4.450%,
11/16/2038 100,758
0.0
171,000  Raytheon Technologies
Corp., 4.500%,
06/01/2042 151,843
0.1
24,000  Regal Rexnord Corp.,
6.050%,
04/15/2028 24,629
0.0
20,000  Regal Rexnord Corp.,
6.300%,
02/15/2030 20,964
0.0
25,000  Regal Rexnord Corp.,
6.400%,
04/15/2033 26,436
0.0
171,000  Republic Services, Inc.,
2.300%,
03/01/2030 157,817
0.1
16,000  Republic Services, Inc.,
3.050%,
03/01/2050 10,579
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
11,000  Republic Services, Inc.,
5.700%,
05/15/2041 $ 11,378
0.0
9,000  Rockwell Automation,
Inc., 1.750%,
08/15/2031 7,844
0.0
9,000  Rockwell Automation,
Inc., 2.800%,
08/15/2061 5,028
0.0
9,000  Rockwell Automation,
Inc., 3.500%,
03/01/2029 8,833
0.0
12,000  Rockwell Automation,
Inc., 4.200%,
03/01/2049 9,728
0.0
17,000  RTX Corp., 2.820%,
09/01/2051 10,407
0.0
122,000  RTX Corp., 4.150%,
05/15/2045 99,829
0.0
2,000  RTX Corp., 4.625%,
11/16/2048 1,704
0.0
21,000  Ryder System, Inc.,
6.600%,
12/01/2033 23,020
0.0
86,000  Ryder System,
Inc., MTN, 1.750%,
09/01/2026 85,037
0.0
92,000  Ryder System,
Inc., MTN, 2.900%,
12/01/2026 91,043
0.0
10,000  Snap-on, Inc., 3.100%,
05/01/2050 6,642
0.0
17,000  Snap-on, Inc., 3.250%,
03/01/2027 16,851
0.0
8,000
(1)
Snap-on, Inc., 4.100%,
03/01/2048 6,399
0.0
6,000
(1)
Sonoco Products Co.,
2.250%,
02/01/2027 5,901
0.0
10,000
(1)
Sonoco Products Co.,
2.850%,
02/01/2032 8,957
0.0
12,000  Sonoco Products Co.,
3.125%,
05/01/2030 11,294
0.0
18,000  Sonoco Products Co.,
5.750%,
11/01/2040 18,006
0.0
12,000  Spirit AeroSystems,
Inc., 4.600%,
06/15/2028 12,012
0.0
121,000  Stanley Black &
Decker, Inc., 2.300%,
03/15/2030 110,518
0.0
14,000  TD Synnex Corp.,
1.750%,
08/09/2026 13,861
0.0
12,000  TD Synnex Corp.,
2.375%,
08/09/2028 11,395
0.0
10,000  TD Synnex Corp.,
2.650%,
08/09/2031 8,890
0.0
12,000  TD Synnex Corp.,
6.100%,
04/12/2034 12,383
0.0
8,000  TD SYNNEX Corp.,
5.300%,
10/10/2035 7,755
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
9,000  Teledyne Technologies,
Inc., 1.600%,
04/01/2026 $ 9,000
0.0
14,000  Teledyne Technologies,
Inc., 2.250%,
04/01/2028 13,432
0.0
21,000  Teledyne Technologies,
Inc., 2.750%,
04/01/2031 19,242
0.0
48,000  Textron, Inc., 2.450%,
03/15/2031 43,247
0.0
8,000
(1)
Textron, Inc., 4.950%,
03/15/2036 7,781
0.0
10,000  Timken Co., 4.125%,
04/01/2032 9,442
0.0
40,000  Trane Technologies
Holdco, Inc., 4.300%,
02/21/2048 33,107
0.0
12,000  Trimble, Inc., 4.900%,
06/15/2028 12,048
0.0
16,000
(1)
Trimble, Inc., 6.100%,
03/15/2033 16,747
0.0
24,000  Tyco Electronics
Group SA, 7.125%,
10/01/2037 27,784
0.0
17,000  Union Pacific Corp.,
2.950%,
03/10/2052 10,614
0.0
275,000  Union Pacific Corp.,
2.973%,
09/16/2062 157,963
0.1
86,000  Union Pacific Corp.,
3.375%,
02/01/2035 76,693
0.0
39,000  Union Pacific Corp.,
3.799%,
10/01/2051 28,889
0.0
23,000  Union Pacific Corp.,
3.799%,
04/06/2071 15,530
0.0
202,000  United Parcel
Service, Inc., 3.050%,
11/15/2027 198,843
0.1
10,000  United Parcel
Service, Inc., 3.400%,
11/15/2046 7,193
0.0
14,000
(1)
United Parcel
Service, Inc., 3.400%,
09/01/2049 9,788
0.0
8,000  United Parcel
Service, Inc., 3.625%,
10/01/2042 6,334
0.0
23,000  United Parcel
Service, Inc., 3.750%,
11/15/2047 17,301
0.0
15,000  United Parcel
Service, Inc., 4.250%,
03/15/2049 12,041
0.0
10,000  United Parcel
Service, Inc., 4.875%,
11/15/2040 9,530
0.0
22,000
(1)
United Parcel
Service, Inc., 5.050%,
03/03/2053 19,588
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
10,000
(1)
United Parcel
Service, Inc., 5.200%,
04/01/2040 $ 9,839
0.0
25,000  United Parcel
Service, Inc., 5.300%,
04/01/2050 23,434
0.0
66,000  United Parcel
Service, Inc., 5.600%,
05/22/2064 62,425
0.0
7,000  United Parcel
Service, Inc., 6.200%,
01/15/2038 7,643
0.0
9,000  Valmont Industries, Inc.,
5.000%,
10/01/2044 7,955
0.0
6,000  Valmont Industries, Inc.,
5.250%,
10/01/2054 5,420
0.0
14,000  Veralto Corp., 5.350%,
09/18/2028 14,310
0.0
14,000  Veralto Corp., 5.450%,
09/18/2033 14,304
0.0
14,000  Veralto Corp., 5.500%,
09/18/2026 14,060
0.0
27,000  Vertiv Holdings Co.,
5.950%,
03/15/2066 25,864
0.0
14,000  Vontier Corp., 2.950%,
04/01/2031 12,741
0.0
74,000  Vulcan Materials Co.,
3.500%,
06/01/2030 70,969
0.0
21,000  Vulcan Materials Co.,
5.700%,
12/01/2054 20,404
0.0
13,000  Waste Connections,
Inc., 2.200%,
01/15/2032 11,427
0.0
12,000  Waste Connections,
Inc., 2.600%,
02/01/2030 11,296
0.0
17,000
(1)
Waste Connections,
Inc., 2.950%,
01/15/2052 10,801
0.0
10,000  Waste Connections,
Inc., 3.050%,
04/01/2050 6,658
0.0
10,000  Waste Connections,
Inc., 3.200%,
06/01/2032 9,244
0.0
10,000  Waste Connections,
Inc., 3.500%,
05/01/2029 9,819
0.0
15,000  Waste Connections,
Inc., 4.200%,
01/15/2033 14,522
0.0
10,000  Waste Connections,
Inc., 4.250%,
12/01/2028 9,996
0.0
15,000  Waste Connections,
Inc., 5.000%,
03/01/2034 15,105
0.0
10,000  Waste Management,
Inc., 1.150%,
03/15/2028 9,446
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
19,000  Waste Management,
Inc., 1.500%,
03/15/2031 $ 16,518
0.0
9,000  Waste Management,
Inc., 2.000%,
06/01/2029 8,402
0.0
9,000  Waste Management,
Inc., 2.950%,
06/01/2041 6,719
0.0
14,000  Waste Management,
Inc., 3.150%,
11/15/2027 13,794
0.0
8,000  Waste Management,
Inc., 4.100%,
03/01/2045 6,664
0.0
19,000  Waste Management,
Inc., 4.150%,
04/15/2032 18,645
0.0
13,000  Waste Management,
Inc., 4.150%,
07/15/2049 10,574
0.0
19,000  Waste Management,
Inc., 4.500%,
03/15/2028 19,132
0.0
14,000  Waste Management,
Inc., 4.625%,
02/15/2030 14,134
0.0
10,000  Waste Management,
Inc., 4.625%,
02/15/2033 10,026
0.0
13,000  Waste Management,
Inc., 4.650%,
03/15/2030 13,124
0.0
14,000
(1)
Waste Management,
Inc., 4.800%,
03/15/2032 14,240
0.0
14,000  Waste Management,
Inc., 4.875%,
02/15/2029 14,242
0.0
24,000  Waste Management,
Inc., 4.875%,
02/15/2034 24,280
0.0
14,000  Waste Management,
Inc., 4.950%,
07/03/2027 14,139
0.0
14,000  Waste Management,
Inc., 4.950%,
07/03/2031 14,324
0.0
29,000  Waste Management,
Inc., 4.950%,
03/15/2035 29,085
0.0
21,000  Waste Management,
Inc., 5.350%,
10/15/2054 20,046
0.0
15,000  Westinghouse Air Brake
Technologies Corp.,
3.450%,
11/15/2026 14,918
0.0
25,000  Westinghouse Air Brake
Technologies Corp.,
4.700%,
09/15/2028 25,077
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
12,000  Westinghouse Air Brake
Technologies Corp.,
5.500%,
05/29/2035 $ 12,257
0.0
10,000  Westinghouse Air Brake
Technologies Corp.,
5.611%,
03/11/2034 10,290
0.0
100,000  WRKCo, Inc., 3.000%,
06/15/2033 88,065
0.0
80,000
(1)
WRKCo, Inc., 4.900%,
03/15/2029 80,776
0.0
10,000  Xylem, Inc., 1.950%,
01/30/2028 9,605
0.0
10,000
(1)
Xylem, Inc., 2.250%,
01/30/2031 9,006
0.0
10,000
(1)
Xylem, Inc., 3.250%,
11/01/2026 9,950
0.0
8,000  Xylem, Inc., 4.375%,
11/01/2046 6,644
0.0
9,739,976
1.9
Technology : 1.6%
21,000  Accenture Capital, Inc.,
3.900%,
10/04/2027 20,969
0.0
23,000  Accenture Capital, Inc.,
4.050%,
10/04/2029 22,852
0.0
23,000  Accenture Capital, Inc.,
4.250%,
10/04/2031 22,738
0.0
29,000
(1)
Accenture Capital, Inc.,
4.500%,
10/04/2034 28,050
0.0
171,000
(1)
Adobe, Inc., 2.150%,
02/01/2027 168,462
0.1
22,000  Adobe, Inc., 5.300%,
01/17/2035 22,515
0.0
10,000
(1)
Advanced Micro
Devices, Inc., 3.924%,
06/01/2032 9,757
0.0
10,000
(1)
Advanced Micro
Devices, Inc., 4.393%,
06/01/2052 8,302
0.0
11,000  Amdocs Ltd., 2.538%,
06/15/2030 9,960
0.0
15,000  Analog Devices, Inc.,
1.700%,
10/01/2028 14,118
0.0
20,000  Analog Devices, Inc.,
2.100%,
10/01/2031 17,663
0.0
15,000  Analog Devices, Inc.,
2.800%,
10/01/2041 10,766
0.0
20,000  Analog Devices, Inc.,
2.950%,
10/01/2051 12,755
0.0
9,000  Analog Devices, Inc.,
3.450%,
06/15/2027 8,926
0.0
18,000  Analog Devices, Inc.,
3.500%,
12/05/2026 17,932
0.0
11,000  Analog Devices, Inc.,
5.050%,
04/01/2034 11,226
0.0
7,000  Analog Devices, Inc.,
5.300%,
12/15/2045 6,714
0.0
11,000  Analog Devices, Inc.,
5.300%,
04/01/2054 10,448
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
44,000  Apple, Inc., 1.200%,
02/08/2028 $ 41,920
0.0
30,000  Apple, Inc., 1.650%,
05/11/2030 27,218
0.0
151,000  Apple, Inc., 2.375%,
02/08/2041 107,176
0.1
53,000  Apple, Inc., 2.550%,
08/20/2060 28,271
0.0
202,000  Apple, Inc., 2.650%,
05/11/2050 123,694
0.1
164,000  Apple, Inc., 2.650%,
02/08/2051 99,412
0.0
39,000  Apple, Inc., 3.350%,
02/09/2027 38,829
0.0
171,000  Apple, Inc., 3.450%,
02/09/2045 130,958
0.1
100,000  Apple, Inc., 4.450%,
05/06/2044 89,543
0.0
15,000  Applied Materials, Inc.,
1.750%,
06/01/2030 13,506
0.0
15,000  Applied Materials, Inc.,
2.750%,
06/01/2050 9,473
0.0
24,000  Applied Materials, Inc.,
3.300%,
04/01/2027 23,804
0.0
20,000  Applied Materials, Inc.,
4.350%,
04/01/2047 16,920
0.0
10,000
(1)
Applied Materials, Inc.,
5.100%,
10/01/2035 10,154
0.0
12,000  Applied Materials, Inc.,
5.850%,
06/15/2041 12,541
0.0
10,000  Atlassian Corp.,
5.250%,
05/15/2029 10,062
0.0
10,000  Atlassian Corp.,
5.500%,
05/15/2034 9,797
0.0
20,000  Autodesk, Inc., 2.400%,
12/15/2031 17,557
0.0
10,000  Autodesk, Inc., 2.850%,
01/15/2030 9,367
0.0
10,000  Autodesk, Inc., 3.500%,
06/15/2027 9,888
0.0
4,000
(1)
Autodesk, Inc., 5.300%,
06/15/2035 4,007
0.0
21,000
(1)
Booz Allen Hamilton,
Inc., 5.950%,
04/15/2035 21,185
0.0
15,000
(1)
Broadcom Corp. /
Broadcom Cayman
Finance Ltd., 3.500%,
01/15/2028 14,824
0.0
14,000
(1)
Broadcom, Inc.,
1.950%,
02/15/2028 13,441
0.0
56,000  Broadcom, Inc.,
2.450%,
02/15/2031 50,871
0.0
36,000  Broadcom, Inc.,
2.600%,
02/15/2033 31,487
0.0
66,000
(4)
Broadcom, Inc.,
3.137%,
11/15/2035 56,101
0.0
56,000
(4)
Broadcom, Inc.,
3.187%,
11/15/2036 46,825
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
46,000  Broadcom, Inc.,
3.419%,
04/15/2033 $ 42,081
0.0
61,000  Broadcom, Inc.,
3.500%,
02/15/2041 48,693
0.0
190,000  Broadcom, Inc.,
3.750%,
02/15/2051 141,520
0.1
32,000  Broadcom, Inc.,
4.300%,
11/15/2032 31,174
0.0
29,000  Broadcom, Inc.,
4.750%,
04/15/2029 29,332
0.0
181,000
(4)
Broadcom, Inc.,
4.926%,
05/15/2037 175,675
0.1
20,000  Broadridge Financial
Solutions, Inc., 2.600%,
05/01/2031 17,818
0.0
15,000  Broadridge Financial
Solutions, Inc., 2.900%,
12/01/2029 14,037
0.0
10,000  Broadridge Financial
Solutions, Inc., 3.400%,
06/27/2026 9,976
0.0
10,000  Cadence Design
Systems, Inc., 4.200%,
09/10/2027 9,995
0.0
19,000  Cadence Design
Systems, Inc., 4.300%,
09/10/2029 18,944
0.0
19,000  Cadence Design
Systems, Inc., 4.700%,
09/10/2034 18,662
0.0
126,000  CDW LLC / CDW
Finance Corp., 2.670%,
12/01/2026 124,554
0.1
21,000  CDW LLC / CDW
Finance Corp., 5.550%,
08/22/2034 20,646
0.0
16,000  CGI, Inc., 2.300%,
09/14/2031 14,000
0.0
29,000  Concentrix Corp.,
6.650%,
08/02/2026 29,130
0.0
5,000
(1)
Concentrix Corp.,
6.850%,
08/02/2033 4,639
0.0
20,000  Dell International LLC
/ EMC Corp., 3.375%,
12/15/2041 14,925
0.0
72,000
(1)
Dell International LLC
/ EMC Corp., 3.450%,
12/15/2051 48,781
0.0
35,000  Dell International LLC
/ EMC Corp., 4.900%,
10/01/2026 35,052
0.0
20,000  Dell International LLC
/ EMC Corp., 5.250%,
02/01/2028 20,274
0.0
35,000  Dell International LLC
/ EMC Corp., 5.300%,
10/01/2029 35,727
0.0
20,000
(1)
Dell International LLC
/ EMC Corp., 5.400%,
04/15/2034 20,187
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
20,000
(1)
Dell International LLC
/ EMC Corp., 5.750%,
02/01/2033 $ 20,798
0.0
10,000  Dell International LLC
/ EMC Corp., 6.100%,
07/15/2027 10,190
0.0
15,000  Dell International LLC
/ EMC Corp., 6.200%,
07/15/2030 15,856
0.0
20,000  Dell International LLC
/ EMC Corp., 8.100%,
07/15/2036 23,786
0.0
13,000  Dell International LLC
/ EMC Corp., 8.350%,
07/15/2046 16,111
0.0
8,000  Dell, Inc., 6.500%,
04/15/2038 8,507
0.0
6,000
(1)
Dell, Inc., 7.100%,
04/15/2028 6,303
0.0
11,000  DXC Technology Co.,
2.375%,
09/15/2028 10,332
0.0
83,000
(1)
Fidelity National
Information Services,
Inc., 1.650%,
03/01/2028 78,583
0.0
12,000
(1)
Fidelity National
Information Services,
Inc., 4.500%,
08/15/2046 9,802
0.0
30,000  Fiserv, Inc., 2.250%,
06/01/2027 29,203
0.0
339,000  Fiserv, Inc., 2.650%,
06/01/2030 308,826
0.1
9,000  Fortinet, Inc., 2.200%,
03/15/2031 8,003
0.0
11,000  Gartner, Inc., 5.600%,
11/20/2035 10,441
0.0
11,000  Genpact UK Finco PLC
/ Genpact USA, Inc.,
4.950%,
11/18/2030 10,779
0.0
15,000  Hewlett Packard
Enterprise Co., 1.750%,
04/01/2026 15,000
0.0
37,000  Hewlett Packard
Enterprise Co., 5.000%,
10/15/2034 35,828
0.0
11,000  Hewlett Packard
Enterprise Co., 5.250%,
07/01/2028 11,168
0.0
38,000  Hewlett Packard
Enterprise Co., 5.600%,
10/15/2054 33,949
0.0
15,000
(1)
Hewlett Packard
Enterprise Co., 6.200%,
10/15/2035 15,914
0.0
30,000  Hewlett Packard
Enterprise Co., 6.350%,
10/15/2045 29,982
0.0
11,000  HP, Inc., 1.450%,
06/17/2026 10,933
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
20,000  HP, Inc., 2.650%,
06/17/2031 $ 17,794
0.0
20,000  HP, Inc., 3.000%,
06/17/2027 19,653
0.0
10,000  HP, Inc., 3.400%,
06/17/2030 9,483
0.0
20,000  HP, Inc., 4.000%,
04/15/2029 19,661
0.0
14,000
(1)
HP, Inc., 4.200%,
04/15/2032 13,320
0.0
18,000  HP, Inc., 4.750%,
01/15/2028 18,085
0.0
22,000
(1)
HP, Inc., 5.500%,
01/15/2033 22,282
0.0
24,000
(1)
HP, Inc., 6.000%,
09/15/2041 23,739
0.0
35,000  Intel Corp., 2.450%,
11/15/2029 32,527
0.0
38,000
(1)
Intel Corp., 3.100%,
02/15/2060 21,012
0.0
202,000  Intel Corp., 3.150%,
05/11/2027 199,173
0.1
136,000  Intel Corp., 3.250%,
11/15/2049 86,001
0.0
93,000  Intel Corp., 3.734%,
12/08/2047 65,044
0.0
25,000  Intel Corp., 4.100%,
05/19/2046 18,763
0.0
20,000  Intel Corp., 4.100%,
05/11/2047 14,941
0.0
46,000  Intel Corp., 4.750%,
03/25/2050 37,244
0.0
36,000  Intel Corp., 4.875%,
02/10/2028 36,265
0.0
20,000  Intel Corp., 4.950%,
03/25/2060 16,122
0.0
18,000  Intel Corp., 5.050%,
08/05/2062 14,564
0.0
15,000  Intel Corp., 5.200%,
02/10/2033 15,123
0.0
23,000
(1)
Intel Corp., 5.600%,
02/21/2054 21,116
0.0
20,000  Intel Corp., 5.625%,
02/10/2043 18,953
0.0
40,000  Intel Corp., 5.700%,
02/10/2053 36,861
0.0
54,000  International Business
Machines Corp.,
1.950%,
05/15/2030 48,782
0.0
202,000  International Business
Machines Corp.,
2.850%,
05/15/2040 146,551
0.1
119,000  International Business
Machines Corp.,
7.125%,
12/01/2096 136,227
0.1
34,000  Intuit, Inc., 5.500%,
09/15/2053 31,299
0.0
27,000  KLA Corp., 4.950%,
07/15/2052 24,187
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
40,000  KLA Corp., 5.250%,
07/15/2062 $ 36,603
0.0
13,000  Kyndryl Holdings, Inc.,
2.050%,
10/15/2026 12,791
0.0
9,000  Kyndryl Holdings, Inc.,
2.700%,
10/15/2028 8,327
0.0
13,000
(1)
Kyndryl Holdings, Inc.,
3.150%,
10/15/2031 10,843
0.0
11,000  Kyndryl Holdings, Inc.,
4.100%,
10/15/2041 7,669
0.0
10,000
(1)
Kyndryl Holdings, Inc.,
6.350%,
02/20/2034 9,282
0.0
151,000  Lam Research Corp.,
4.000%,
03/15/2029 150,138
0.1
20,000  Leidos, Inc., 2.300%,
02/15/2031 17,806
0.0
15,000  Leidos, Inc., 4.375%,
05/15/2030 14,762
0.0
8,000
(1)
Leidos, Inc., 5.500%,
03/15/2035 8,148
0.0
15,000  Leidos, Inc., 5.750%,
03/15/2033 15,557
0.0
10,000  Marvell Technology,
Inc., 1.650%,
04/15/2026 9,989
0.0
15,000  Marvell Technology,
Inc., 2.450%,
04/15/2028 14,431
0.0
15,000  Marvell Technology,
Inc., 2.950%,
04/15/2031 13,771
0.0
10,000  Marvell Technology,
Inc., 4.875%,
06/22/2028 10,105
0.0
6,000
(1)
Marvell Technology,
Inc., 5.450%,
07/15/2035 6,099
0.0
10,000  Marvell Technology,
Inc., 5.750%,
02/15/2029 10,326
0.0
10,000  Marvell Technology,
Inc., 5.950%,
09/15/2033 10,587
0.0
41,000  Microchip Technology,
Inc., 5.050%,
02/15/2030 41,366
0.0
20,000
(1)
Micron Technology, Inc.,
2.703%,
04/15/2032 18,052
0.0
10,000  Micron Technology, Inc.,
3.366%,
11/01/2041 7,768
0.0
31,000  Micron Technology, Inc.,
3.477%,
11/01/2051 21,933
0.0
20,000
(1)
Micron Technology, Inc.,
5.300%,
01/15/2031 20,941
0.0
15,000  Micron Technology, Inc.,
5.875%,
02/09/2033 16,049
0.0
18,000  Micron Technology, Inc.,
5.875%,
09/15/2033 19,257
0.0
171,000  Microsoft Corp.,
2.525%,
06/01/2050 102,616
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
23,000
(1)
Microsoft Corp.,
2.675%,
06/01/2060 $ 12,862
0.0
202,000
(1)
Microsoft Corp.,
2.921%,
03/17/2052 130,014
0.1
85,000  Microsoft Corp.,
3.041%,
03/17/2062 51,694
0.0
86,000
(1)
Microsoft Corp.,
3.500%,
02/12/2035 80,110
0.0
7,000
(1)
MSCI, Inc., 5.150%,
03/15/2036 6,784
0.0
21,000
(1)
MSCI, Inc., 5.250%,
09/01/2035 20,580
0.0
27,000  NetApp, Inc., 5.700%,
03/17/2035 27,518
0.0
25,000  NVIDIA Corp., 1.550%,
06/15/2028 23,754
0.0
47,000  NVIDIA Corp., 2.850%,
04/01/2030 44,632
0.0
20,000  NVIDIA Corp., 3.200%,
09/16/2026 19,943
0.0
18,000  NVIDIA Corp., 3.500%,
04/01/2040 15,003
0.0
34,000  NVIDIA Corp., 3.500%,
04/01/2050 25,102
0.0
10,000  NVIDIA Corp., 3.700%,
04/01/2060 7,193
0.0
10,000  NXP BV / NXP
Funding LLC, 5.550%,
12/01/2028 10,234
0.0
20,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
2.500%,
05/11/2031 17,990
0.0
21,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
2.650%,
02/15/2032 18,566
0.0
10,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.125%,
02/15/2042 7,104
0.0
21,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.250%,
11/30/2051 13,523
0.0
20,000
(1)
NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.400%,
05/01/2030 19,056
0.0
49,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
4.300%,
06/18/2029 48,583
0.0
22,000
(1)
NXP BV / NXP Funding
LLC / NXP USA, Inc.,
5.000%,
01/15/2033 21,884
0.0
38,000  Oracle Corp., 2.300%,
03/25/2028 36,212
0.0
58,000  Oracle Corp., 2.650%,
07/15/2026 57,689
0.0
43,000  Oracle Corp., 2.800%,
04/01/2027 42,271
0.0
62,000  Oracle Corp., 2.875%,
03/25/2031 55,081
0.0
62,000  Oracle Corp., 2.950%,
04/01/2030 56,613
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
53,000  Oracle Corp., 3.250%,
11/15/2027 $ 51,738
0.0
10,000  Oracle Corp., 3.250%,
05/15/2030 9,247
0.0
58,000  Oracle Corp., 3.600%,
04/01/2040 42,070
0.0
77,000  Oracle Corp., 3.600%,
04/01/2050 46,522
0.0
43,000  Oracle Corp., 3.650%,
03/25/2041 30,632
0.0
34,000  Oracle Corp., 3.800%,
11/15/2037 27,019
0.0
24,000  Oracle Corp., 3.850%,
07/15/2036 19,896
0.0
714,000  Oracle Corp., 3.850%,
04/01/2060 420,615
0.1
24,000  Oracle Corp., 3.900%,
05/15/2035 20,333
0.0
62,000  Oracle Corp., 3.950%,
03/25/2051 39,312
0.0
58,000  Oracle Corp., 4.000%,
07/15/2046 39,103
0.0
43,000  Oracle Corp., 4.000%,
11/15/2047 28,487
0.0
38,000  Oracle Corp., 4.125%,
05/15/2045 26,190
0.0
29,000  Oracle Corp., 4.200%,
09/27/2029 28,112
0.0
34,000  Oracle Corp., 4.300%,
07/08/2034 30,169
0.0
24,000  Oracle Corp., 4.375%,
05/15/2055 15,878
0.0
14,000  Oracle Corp., 4.500%,
05/06/2028 13,938
0.0
19,000  Oracle Corp., 4.500%,
07/08/2044 14,083
0.0
14,000  Oracle Corp., 4.650%,
05/06/2030 13,688
0.0
34,000  Oracle Corp., 4.700%,
09/27/2034 31,044
0.0
29,000  Oracle Corp., 4.900%,
02/06/2033 27,498
0.0
43,000  Oracle Corp., 5.375%,
07/15/2040 37,678
0.0
34,000  Oracle Corp., 5.375%,
09/27/2054 26,383
0.0
24,000  Oracle Corp., 5.500%,
09/27/2064 18,397
0.0
43,000  Oracle Corp., 5.550%,
02/06/2053 34,336
0.0
24,000  Oracle Corp., 6.125%,
07/08/2039 22,959
0.0
24,000  Oracle Corp., 6.150%,
11/09/2029 24,755
0.0
43,000  Oracle Corp., 6.250%,
11/09/2032 44,144
0.0
24,000
(1)
Oracle Corp., 6.500%,
04/15/2038 24,072
0.0
48,000  Oracle Corp., 6.900%,
11/09/2052 45,358
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
55,000
(1)
Paychex, Inc., 5.600%,
04/15/2035 $ 55,260
0.0
15,000  Qorvo, Inc., 4.375%,
10/15/2029 14,687
0.0
109,000  Qualcomm, Inc.,
2.150%,
05/20/2030 99,802
0.1
82,000  Qualcomm, Inc.,
4.650%,
05/20/2035 80,841
0.0
62,000  Qualcomm, Inc.,
4.800%,
05/20/2045 54,841
0.0
14,000
(1)
Roper Technologies,
Inc., 1.400%,
09/15/2027 13,398
0.0
20,000  Roper Technologies,
Inc., 1.750%,
02/15/2031 17,283
0.0
12,000  Roper Technologies,
Inc., 2.000%,
06/30/2030 10,717
0.0
14,000  Roper Technologies,
Inc., 2.950%,
09/15/2029 13,231
0.0
14,000  Roper Technologies,
Inc., 3.800%,
12/15/2026 13,946
0.0
16,000  Roper Technologies,
Inc., 4.200%,
09/15/2028 15,905
0.0
45,000
(1)
Roper Technologies,
Inc., 5.100%,
09/15/2035 43,773
0.0
14,000
(1)
Salesforce, Inc.,
1.950%,
07/15/2031 12,228
0.0
25,000  Salesforce, Inc.,
2.700%,
07/15/2041 17,041
0.0
40,000
(1)
Salesforce, Inc.,
2.900%,
07/15/2051 23,449
0.0
25,000  Salesforce, Inc.,
3.050%,
07/15/2061 13,931
0.0
29,000  Salesforce, Inc.,
3.700%,
04/11/2028 28,685
0.0
30,000  ServiceNow, Inc.,
1.400%,
09/01/2030 26,041
0.0
9,000  Skyworks Solutions,
Inc., 3.000%,
06/01/2031 8,029
0.0
75,000
(1)
Synopsys, Inc., 5.700%,
04/01/2055 71,756
0.0
75,000  Take-Two Interactive
Software, Inc., 4.950%,
03/28/2028 75,709
0.0
10,000  Teledyne FLIR LLC,
2.500%,
08/01/2030 9,207
0.0
10,000  Texas Instruments, Inc.,
1.125%,
09/15/2026 9,874
0.0
15,000  Texas Instruments, Inc.,
1.750%,
05/04/2030 13,549
0.0
10,000  Texas Instruments, Inc.,
1.900%,
09/15/2031 8,811
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
15,000  Texas Instruments, Inc.,
2.250%,
09/04/2029 $ 14,065
0.0
10,000  Texas Instruments, Inc.,
2.900%,
11/03/2027 9,840
0.0
8,000
(1)
Texas Instruments, Inc.,
3.650%,
08/16/2032 7,623
0.0
15,000  Texas Instruments, Inc.,
3.875%,
03/15/2039 13,102
0.0
6,000
(1)
Texas Instruments, Inc.,
4.100%,
08/16/2052 4,665
0.0
30,000  Texas Instruments, Inc.,
4.150%,
05/15/2048 24,326
0.0
13,000  Texas Instruments, Inc.,
4.600%,
02/08/2027 13,057
0.0
14,000  Texas Instruments, Inc.,
4.600%,
02/15/2028 14,111
0.0
13,000  Texas Instruments, Inc.,
4.600%,
02/08/2029 13,174
0.0
12,000  Texas Instruments, Inc.,
4.850%,
02/08/2034 12,113
0.0
19,000
(1)
Texas Instruments, Inc.,
4.900%,
03/14/2033 19,333
0.0
13,000  Texas Instruments, Inc.,
5.000%,
03/14/2053 11,748
0.0
27,000  Texas Instruments, Inc.,
5.050%,
05/18/2063 23,745
0.0
15,000
(1)
Texas Instruments, Inc.,
5.150%,
02/08/2054 13,907
0.0
42,000  TSMC Arizona Corp.,
4.125%,
04/22/2029 41,829
0.0
15,000  VMware LLC, 1.800%,
08/15/2028 14,127
0.0
30,000  VMware LLC, 2.200%,
08/15/2031 26,342
0.0
15,000  VMware LLC, 4.700%,
05/15/2030 15,097
0.0
38,000  VMware, Inc., 1.400%,
08/15/2026 37,604
0.0
20,000  Workday, Inc., 3.500%,
04/01/2027 19,829
0.0
15,000  Workday, Inc., 3.700%,
04/01/2029 14,614
0.0
25,000  Workday, Inc., 3.800%,
04/01/2032 23,217
0.0
15,000  Xilinx, Inc., 2.375%,
06/01/2030 13,857
0.0
8,196,058
1.6
Utilities : 2.3%
41,000  AEP Transmission
Co. LLC N, 2.750%,
08/15/2051 24,716
0.0
20,000
(1)
AES Corp., 2.450%,
01/15/2031 17,702
0.0
18,000  AES Corp., 5.450%,
06/01/2028 18,169
0.0
227,000  Alabama Power Co.,
3.000%,
03/15/2052 143,691
0.1
9,000  Ameren Corp., 1.750%,
03/15/2028 8,562
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
10,000  Ameren Corp., 1.950%,
03/15/2027 $ 9,774
0.0
16,000
(1)
Ameren Corp., 3.500%,
01/15/2031 15,191
0.0
14,000  Ameren Corp., 5.000%,
01/15/2029 14,224
0.0
12,000  Ameren Corp., 5.700%,
12/01/2026 12,088
0.0
8,000  Ameren Illinois Co.,
1.550%,
11/15/2030 7,021
0.0
7,000  Ameren Illinois Co.,
2.900%,
06/15/2051 4,389
0.0
6,000  Ameren Illinois Co.,
3.250%,
03/15/2050 4,018
0.0
10,000  Ameren Illinois Co.,
3.700%,
12/01/2047 7,467
0.0
9,000
(1)
Ameren Illinois Co.,
3.800%,
05/15/2028 8,917
0.0
10,000  Ameren Illinois Co.,
3.850%,
09/01/2032 9,528
0.0
10,000  Ameren Illinois Co.,
4.150%,
03/15/2046 8,121
0.0
10,000  Ameren Illinois Co.,
4.500%,
03/15/2049 8,371
0.0
10,000
(1)
Ameren Illinois Co.,
4.950%,
06/01/2033 10,054
0.0
9,000  Ameren Illinois Co.,
5.550%,
07/01/2054 8,675
0.0
7,000  Ameren Illinois Co.,
5.900%,
12/01/2052 7,089
0.0
11,000  American Water
Capital Corp., 2.300%,
06/01/2031 9,843
0.0
10,000  American Water
Capital Corp., 2.800%,
05/01/2030 9,393
0.0
12,000  American Water
Capital Corp., 2.950%,
09/01/2027 11,793
0.0
11,000  American Water
Capital Corp., 3.250%,
06/01/2051 7,391
0.0
11,000  American Water
Capital Corp., 3.450%,
06/01/2029 10,703
0.0
10,000  American Water
Capital Corp., 3.450%,
05/01/2050 6,997
0.0
13,000  American Water
Capital Corp., 3.750%,
09/01/2028 12,873
0.0
15,000  American Water
Capital Corp., 3.750%,
09/01/2047 11,173
0.0
6,000
(1)
American Water
Capital Corp., 4.000%,
12/01/2046 4,641
0.0
11,000  American Water
Capital Corp., 4.150%,
06/01/2049 8,656
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
14,000  American Water
Capital Corp., 4.200%,
09/01/2048 $ 11,140
0.0
10,000  American Water
Capital Corp., 4.300%,
12/01/2042 8,669
0.0
7,000  American Water
Capital Corp., 4.300%,
09/01/2045 5,852
0.0
16,000
(1)
American Water
Capital Corp., 4.450%,
06/01/2032 15,757
0.0
14,000  American Water
Capital Corp., 5.150%,
03/01/2034 14,236
0.0
12,000  American Water
Capital Corp., 5.450%,
03/01/2054 11,418
0.0
15,000  American Water
Capital Corp., 6.593%,
10/15/2037 16,909
0.0
119,000  Appalachian Power Co.,
4.400%,
05/15/2044 97,676
0.0
151,000  Appalachian Power Co.,
4.450%,
06/01/2045 124,438
0.1
8,000  Appalachian Power Co.
Y, 4.500%,
03/01/2049 6,491
0.0
17,000  Arizona Public
Service Co., 2.650%,
09/15/2050 10,090
0.0
59,000  Arizona Public
Service Co., 2.950%,
09/15/2027 57,736
0.0
78,000  Arizona Public
Service Co., 3.350%,
05/15/2050 51,868
0.0
171,000  Atlantic City Electric
Co., 2.300%,
03/15/2031 154,100
0.1
2,000  Atmos Energy Corp.,
2.850%,
02/15/2052 1,233
0.0
106,000  Atmos Energy Corp.,
4.125%,
10/15/2044 87,906
0.0
21,000  Atmos Energy Corp.,
4.125%,
03/15/2049 16,442
0.0
8,000  Avista Corp., 4.000%,
04/01/2052 6,007
0.0
8,000  Avista Corp., 4.350%,
06/01/2048 6,462
0.0
11,000
(4)
Basin Electric Power
Cooperative, 5.850%,
10/15/2055 10,730
0.0
10,000  Berkshire Hathaway
Energy Co., 1.650%,
05/15/2031 8,678
0.0
12,000  Berkshire Hathaway
Energy Co., 3.250%,
04/15/2028 11,777
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
22,000  Berkshire Hathaway
Energy Co., 3.700%,
07/15/2030 $ 21,389
0.0
15,000  Berkshire Hathaway
Energy Co., 3.800%,
07/15/2048 11,046
0.0
15,000  Berkshire Hathaway
Energy Co., 4.250%,
10/15/2050 11,682
0.0
20,000  Berkshire Hathaway
Energy Co., 4.450%,
01/15/2049 16,237
0.0
15,000  Berkshire Hathaway
Energy Co., 4.500%,
02/01/2045 12,699
0.0
20,000  Berkshire Hathaway
Energy Co., 4.600%,
05/01/2053 16,369
0.0
13,000  Berkshire Hathaway
Energy Co., 5.150%,
11/15/2043 12,123
0.0
11,000  Berkshire Hathaway
Energy Co., 5.950%,
05/15/2037 11,572
0.0
41,000  Berkshire Hathaway
Energy Co., 6.125%,
04/01/2036 43,777
0.0
8,000  Black Hills Corp.,
2.500%,
06/15/2030 7,312
0.0
8,000  Black Hills Corp.,
3.050%,
10/15/2029 7,609
0.0
8,000  Black Hills Corp.,
3.150%,
01/15/2027 7,938
0.0
6,000  Black Hills Corp.,
3.875%,
10/15/2049 4,379
0.0
6,000  Black Hills Corp.,
4.200%,
09/15/2046 4,704
0.0
8,000  Black Hills Corp.,
4.350%,
05/01/2033 7,615
0.0
7,000  Black Hills Corp.,
5.950%,
03/15/2028 7,181
0.0
9,000  Black Hills Corp.,
6.150%,
05/15/2034 9,487
0.0
151,000  CenterPoint Energy
Houston Electric LLC
AA, 3.000%,
02/01/2027 149,638
0.1
133,000  CenterPoint Energy
Houston Electric
LLC AD, 2.900%,
07/01/2050 84,097
0.0
8,000  CenterPoint Energy
Houston Electric LLC
AE, 2.350%,
04/01/2031 7,219
0.0
19,000  CenterPoint Energy
Houston Electric LLC
AF, 3.350%,
04/01/2051 12,989
0.0
10,000
(1)
CenterPoint Energy
Houston Electric
LLC AG, 3.000%,
03/01/2032 9,121
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
10,000  CenterPoint Energy
Resources Corp.,
4.400%,
07/01/2032 $ 9,820
0.0
6,000  Cleco Corporate
Holdings LLC, 4.973%,
05/01/2046 5,149
0.0
7,000  Cleveland Electric
Illuminating Co.,
5.950%,
12/15/2036 7,242
0.0
86,000  CMS Energy Corp.,
4.875%,
03/01/2044 75,805
0.0
41,000  Commonwealth Edison
Co. 131, 2.750%,
09/01/2051 24,797
0.0
14,000  Connecticut Light and
Power Co., 4.000%,
04/01/2048 10,876
0.0
10,000  Connecticut Light and
Power Co., 4.300%,
04/15/2044 8,355
0.0
7,000
(1)
Connecticut Light and
Power Co., 4.650%,
01/01/2029 7,065
0.0
6,000
(1)
Connecticut Light and
Power Co., 4.900%,
07/01/2033 6,026
0.0
10,000  Connecticut Light and
Power Co., 5.250%,
01/15/2053 9,309
0.0
9,000  Connecticut Light and
Power Co. A, 2.050%,
07/01/2031 7,956
0.0
10,000  Connecticut Light and
Power Co. A, 3.200%,
03/15/2027 9,905
0.0
7,000  Connecticut Light and
Power Co. A, 4.150%,
06/01/2045 5,712
0.0
50,000
(1)
Consolidated Edison
Co. of New York, Inc.,
2.400%,
06/15/2031 45,204
0.0
17,000  Consolidated Edison
Co. of New York, Inc.,
4.450%,
03/15/2044 14,519
0.0
110,000  Consolidated Edison
Co. of New York, Inc.,
4.500%,
12/01/2045 92,733
0.0
111,000  Consolidated Edison
Co. of New York, Inc.,
4.625%,
12/01/2054 91,539
0.0
37,000  Consolidated Edison
Co. of New York, Inc.
C, 3.000%,
12/01/2060 21,573
0.0
33,000  Consolidated Edison
Co. of New York, Inc.
C, 4.300%,
12/01/2056 25,734
0.0
15,000  Constellation Energy
Generation LLC,
5.600%,
03/01/2028 15,341
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
16,000  Constellation Energy
Generation LLC,
5.600%,
06/15/2042 $ 15,751
0.0
7,000  Constellation Energy
Generation LLC,
5.750%,
10/01/2041 7,038
0.0
2,000
(1)
Constellation Energy
Generation LLC,
5.750%,
03/15/2054 1,941
0.0
12,000  Constellation Energy
Generation LLC,
5.800%,
03/01/2033 12,575
0.0
25,000  Constellation Energy
Generation LLC,
5.875%,
01/15/2066 24,019
0.0
10,000  Constellation Energy
Generation LLC,
6.125%,
01/15/2034 10,675
0.0
18,000  Constellation Energy
Generation LLC,
6.250%,
10/01/2039 18,996
0.0
15,000  Constellation Energy
Generation LLC,
6.500%,
10/01/2053 15,932
0.0
60,000  Consumers Energy Co.,
3.950%,
07/15/2047 46,976
0.0
11,000  Dayton Power &
Light Co., 3.950%,
06/15/2049 8,199
0.0
9,000  Dominion Energy South
Carolina, Inc., 4.600%,
06/15/2043 7,791
0.0
10,000  Dominion Energy South
Carolina, Inc., 5.100%,
06/01/2065 8,821
0.0
7,000  Dominion Energy South
Carolina, Inc., 5.300%,
05/15/2033 7,226
0.0
7,000  Dominion Energy South
Carolina, Inc., 5.450%,
02/01/2041 6,904
0.0
12,000  Dominion Energy South
Carolina, Inc., 6.050%,
01/15/2038 12,744
0.0
23,000  Dominion Energy South
Carolina, Inc., 6.250%,
10/15/2053 24,180
0.0
7,000  Dominion Energy South
Carolina, Inc., 6.625%,
02/01/2032 7,708
0.0
9,000  Dominion Energy
South Carolina, Inc. A,
2.300%,
12/01/2031 7,964
0.0
10,000  Dominion Energy, Inc.,
4.250%,
06/01/2028 9,967
0.0
10,000  Dominion Energy, Inc.,
4.700%,
12/01/2044 8,512
0.0
19,000  Dominion Energy, Inc.,
5.375%,
11/15/2032 19,449
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
9,000  Dominion Energy, Inc.,
7.000%,
06/15/2038 $ 9,940
0.0
12,000  Dominion Energy, Inc.
A, 1.450%,
04/15/2026 11,985
0.0
9,000  Dominion Energy, Inc.
A, 4.350%,
08/15/2032 8,714
0.0
9,000  Dominion Energy, Inc.
A, 4.600%,
03/15/2049 7,313
0.0
11,000  Dominion Energy, Inc.
B, 3.300%,
04/15/2041 8,168
0.0
7,000  Dominion Energy, Inc.
B, 3.600%,
03/15/2027 6,950
0.0
14,000  Dominion Energy, Inc.
B, 4.850%,
08/15/2052 11,769
0.0
10,000  Dominion Energy, Inc.
B, 5.950%,
06/15/2035 10,397
0.0
19,000  Dominion Energy, Inc.
C, 2.250%,
08/15/2031 16,766
0.0
33,000  Dominion Energy, Inc.
C, 3.375%,
04/01/2030 31,519
0.0
7,000  Dominion Energy, Inc.
C, 4.050%,
09/15/2042 5,547
0.0
10,000  Dominion Energy, Inc.
C, 4.900%,
08/01/2041 8,930
0.0
9,000  Dominion Energy, Inc.
D, 2.850%,
08/15/2026 8,952
0.0
7,000  Dominion Energy, Inc.
E, 6.300%,
03/15/2033 7,447
0.0
12,000  DTE Electric Co.,
2.250%,
03/01/2030 11,102
0.0
52,000  DTE Electric Co.,
2.950%,
03/01/2050 33,658
0.0
10,000  DTE Electric Co.,
3.700%,
03/15/2045 7,704
0.0
6,000  DTE Electric Co.,
3.700%,
06/01/2046 4,553
0.0
9,000  DTE Electric Co.,
3.750%,
08/15/2047 6,802
0.0
13,000  DTE Electric Co.,
3.950%,
03/01/2049 10,066
0.0
7,000  DTE Electric Co.,
4.300%,
07/01/2044 5,870
0.0
10,000  DTE Electric Co.,
4.850%,
12/01/2026 10,041
0.0
12,000  DTE Electric Co.,
5.200%,
04/01/2033 12,312
0.0
10,000
(1)
DTE Electric Co.,
5.200%,
03/01/2034 10,222
0.0
12,000
(1)
DTE Electric Co.,
5.400%,
04/01/2053 11,468
0.0
12,000  DTE Electric Co. A,
1.900%,
04/01/2028 11,495
0.0
10,000  DTE Electric Co. A,
3.000%,
03/01/2032 9,223
0.0
8,000  DTE Electric Co. A,
4.000%,
04/01/2043 6,545
0.0
11,000  DTE Electric Co. A,
4.050%,
05/15/2048 8,645
0.0
9,000  DTE Electric Co. B,
3.250%,
04/01/2051 6,082
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
8,000  DTE Electric Co. B,
3.650%,
03/01/2052 $ 5,811
0.0
12,000  DTE Electric Co. C,
2.625%,
03/01/2031 11,028
0.0
12,000  DTE Energy Co.,
2.850%,
10/01/2026 11,910
0.0
6,000  DTE Energy Co.,
2.950%,
03/01/2030 5,654
0.0
16,000  DTE Energy Co.,
4.875%,
06/01/2028 16,147
0.0
24,000  DTE Energy Co.,
5.100%,
03/01/2029 24,408
0.0
17,000
(1)
DTE Energy Co.,
5.850%,
06/01/2034 17,807
0.0
10,000  DTE Energy Co. C,
3.400%,
06/15/2029 9,680
0.0
151,000  Duke Energy Carolinas
LLC, 2.550%,
04/15/2031 138,182
0.1
8,000  Duke Energy Carolinas
Nc Storm Funding II
LLC A-2, 5.070%,
01/01/2048 7,829
0.0
202,000
(1)
Duke Energy Corp.,
2.450%,
06/01/2030 186,191
0.1
171,000  Duke Energy Corp.,
3.750%,
09/01/2046 126,333
0.1
101,000  Duke Energy Corp.,
4.800%,
12/15/2045 86,349
0.0
202,000  Duke Energy Florida
LLC, 3.800%,
07/15/2028 200,089
0.1
184,000  Duke Energy Progress
LLC, 2.500%,
08/15/2050 106,119
0.0
51,000  Duke Energy Progress
LLC, 4.150%,
12/01/2044 41,538
0.0
151,000  Duke Energy Progress
LLC, 4.200%,
08/15/2045 123,237
0.1
6,000  El Paso Electric Co.,
5.000%,
12/01/2044 5,164
0.0
8,000  El Paso Electric Co.,
6.000%,
05/15/2035 8,127
0.0
9,000  Emera US Finance L.P.,
2.639%,
06/15/2031 8,032
0.0
15,000  Emera US Finance L.P.,
3.550%,
06/15/2026 14,967
0.0
25,000  Emera US Finance L.P.,
4.750%,
06/15/2046 20,648
0.0
42,000  Enel Americas SA,
4.000%,
10/25/2026 41,963
0.0
36,000  Enel Chile SA, 4.875%,
06/12/2028 36,306
0.0
87,000  Entergy Arkansas LLC,
2.650%,
06/15/2051 50,810
0.0
65,000  Entergy Arkansas LLC,
3.350%,
06/15/2052 43,310
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
171,000  Entergy Corp., 2.400%,
06/15/2031 $ 151,940
0.1
163,000  Entergy Louisiana LLC,
2.350%,
06/15/2032 142,773
0.1
17,000  Entergy Louisiana LLC,
4.200%,
09/01/2048 13,463
0.0
17,000  Entergy Mississippi
LLC, 5.850%,
06/01/2054 16,726
0.0
7,000  Entergy Texas, Inc.,
5.800%,
09/01/2053 6,932
0.0
108,000  Essential Utilities, Inc.,
2.400%,
05/01/2031 96,713
0.0
7,000  Evergy Kansas
Central, Inc., 2.550%,
07/01/2026 6,971
0.0
7,000  Evergy Kansas
Central, Inc., 3.100%,
04/01/2027 6,928
0.0
7,000  Evergy Kansas
Central, Inc., 3.250%,
09/01/2049 4,718
0.0
10,000  Evergy Kansas
Central, Inc., 3.450%,
04/15/2050 7,005
0.0
9,000  Evergy Kansas
Central, Inc., 4.100%,
04/01/2043 7,436
0.0
11,000  Evergy Kansas
Central, Inc., 4.125%,
03/01/2042 9,226
0.0
7,000  Evergy Kansas
Central, Inc., 4.250%,
12/01/2045 5,730
0.0
9,000  Evergy Kansas
Central, Inc., 5.700%,
03/15/2053 8,862
0.0
7,000  Evergy Metro, Inc.,
4.200%,
06/15/2047 5,600
0.0
7,000  Evergy Metro, Inc.,
4.200%,
03/15/2048 5,596
0.0
7,000  Evergy Metro, Inc.,
4.950%,
04/15/2033 7,050
0.0
9,000  Evergy Metro, Inc.,
5.300%,
10/01/2041 8,762
0.0
9,000  Evergy Metro,
Inc. 2019, 4.125%,
04/01/2049 7,121
0.0
9,000  Evergy Metro,
Inc. 2020, 2.250%,
06/01/2030 8,232
0.0
17,000  Evergy, Inc., 2.900%,
09/15/2029 16,127
0.0
7,000  Eversource Energy,
2.550%,
03/15/2031 6,319
0.0
13,000  Eversource Energy,
2.900%,
03/01/2027 12,835
0.0
13,000  Eversource Energy,
3.375%,
03/01/2032 11,920
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
13,000  Eversource Energy,
3.450%,
01/15/2050 $ 8,964
0.0
12,000  Eversource Energy,
4.600%,
07/01/2027 12,015
0.0
9,000  Eversource Energy,
4.750%,
05/15/2026 9,005
0.0
7,000  Eversource Energy,
5.000%,
01/01/2027 7,022
0.0
16,000  Eversource Energy,
5.125%,
05/15/2033 15,955
0.0
26,000  Eversource Energy,
5.450%,
03/01/2028 26,430
0.0
13,000  Eversource Energy,
5.500%,
01/01/2034 13,189
0.0
14,000
(1)
Eversource Energy,
5.850%,
04/15/2031 14,614
0.0
16,000  Eversource Energy,
5.950%,
02/01/2029 16,581
0.0
14,000  Eversource Energy,
5.950%,
07/15/2034 14,574
0.0
9,000  Eversource Energy M,
3.300%,
01/15/2028 8,817
0.0
10,000  Eversource Energy O,
4.250%,
04/01/2029 9,922
0.0
12,000
(1)
Eversource Energy R,
1.650%,
08/15/2030 10,531
0.0
6,000  Eversource Energy U,
1.400%,
08/15/2026 5,934
0.0
202,000  Exelon Corp., 4.950%,
06/15/2035 196,883
0.1
151,000  Exelon Corp., 5.100%,
06/15/2045 136,014
0.1
12,000  FirstEnergy Corp.,
2.650%,
03/01/2030 11,114
0.0
9,000  FirstEnergy Corp. B,
2.250%,
09/01/2030 8,113
0.0
30,000  FirstEnergy Corp. B,
3.900%,
07/15/2027 29,763
0.0
37,000  FirstEnergy Corp. C,
3.400%,
03/01/2050 24,641
0.0
30,000  Florida Power &
Light Co., 2.450%,
02/03/2032 26,855
0.0
750,000  Florida Power &
Light Co., 2.875%,
12/04/2051 466,792
0.1
16,000  Florida Power &
Light Co., 3.150%,
10/01/2049 10,741
0.0
14,000  Florida Power &
Light Co., 3.700%,
12/01/2047 10,456
0.0
8,000  Florida Power &
Light Co., 3.800%,
12/15/2042 6,479
0.0
20,000
(1)
Florida Power &
Light Co., 3.950%,
03/01/2048 15,582
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
12,000  Florida Power &
Light Co., 3.990%,
03/01/2049 $ 9,295
0.0
12,000  Florida Power &
Light Co., 4.050%,
06/01/2042 10,128
0.0
10,000  Florida Power &
Light Co., 4.050%,
10/01/2044 8,149
0.0
12,000  Florida Power &
Light Co., 4.125%,
02/01/2042 10,226
0.0
10,000  Florida Power &
Light Co., 4.125%,
06/01/2048 8,018
0.0
15,000  Florida Power &
Light Co., 4.400%,
05/15/2028 15,067
0.0
10,000  Florida Power &
Light Co., 4.450%,
05/15/2026 10,000
0.0
10,000  Florida Power &
Light Co., 4.625%,
05/15/2030 10,104
0.0
15,000  Florida Power &
Light Co., 4.800%,
05/15/2033 15,019
0.0
17,000  Florida Power &
Light Co., 4.950%,
06/01/2035 16,990
0.0
7,000  Florida Power &
Light Co., 5.000%,
08/01/2034 7,084
0.0
20,000  Florida Power &
Light Co., 5.050%,
04/01/2028 20,342
0.0
15,000  Florida Power &
Light Co., 5.100%,
04/01/2033 15,311
0.0
15,000  Florida Power &
Light Co., 5.150%,
06/15/2029 15,391
0.0
8,000
(1)
Florida Power &
Light Co., 5.250%,
02/01/2041 7,962
0.0
15,000  Florida Power &
Light Co., 5.300%,
06/15/2034 15,428
0.0
15,000
(1)
Florida Power &
Light Co., 5.300%,
04/01/2053 14,053
0.0
17,000
(1)
Florida Power &
Light Co., 5.600%,
06/15/2054 16,654
0.0
8,000  Florida Power &
Light Co., 5.625%,
04/01/2034 8,354
0.0
8,000  Florida Power &
Light Co., 5.650%,
02/01/2037 8,437
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
10,000  Florida Power &
Light Co., 5.690%,
03/01/2040 $ 10,327
0.0
12,000  Florida Power &
Light Co., 5.950%,
02/01/2038 12,804
0.0
10,000  Florida Power &
Light Co., 5.960%,
04/01/2039 10,700
0.0
17,000  Florida Power &
Light Co. A, 3.300%,
05/30/2027 16,854
0.0
22,000  Fortis, Inc./Canada,
3.055%,
10/04/2026 21,849
0.0
171,000  Georgia Power Co. A,
3.250%,
03/15/2051 114,516
0.0
9,000  Iberdrola International
BV, 6.750%,
07/15/2036 10,127
0.0
8,000  Idaho Power Co., MTN,
5.500%,
03/15/2053 7,639
0.0
5,000  Idaho Power Co., MTN,
5.700%,
03/15/2055 4,928
0.0
7,000  Idaho Power Co., MTN,
5.800%,
04/01/2054 7,015
0.0
9,000  Idaho Power Co., K,
4.200%,
03/01/2048 7,220
0.0
120,000  Indiana Michigan
Power Co. K, 4.550%,
03/15/2046 101,674
0.0
14,000  Interstate Power and
Light Co., 3.100%,
11/30/2051 8,911
0.0
10,000  IPALCO Enterprises,
Inc., 4.250%,
05/01/2030 9,640
0.0
8,000  IPALCO Enterprises,
Inc., 5.750%,
04/01/2034 7,966
0.0
33,000  ITC Holdings Corp.,
3.350%,
11/15/2027 32,440
0.0
9,084  John Sevier Combined
Cycle Generation LLC,
4.626%,
01/15/2042 8,757
0.0
11,851  Johnsonville
Aeroderivative
Combustion Turbine
Generation LLC,
5.078%,
10/01/2054 11,204
0.0
11,000  Kentucky Utilities Co.,
3.300%,
06/01/2050 7,427
0.0
12,000  Kentucky Utilities Co.,
4.375%,
10/01/2045 9,946
0.0
13,000  Kentucky Utilities Co.,
5.125%,
11/01/2040 12,550
0.0
9,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 9,306
0.0
9,000  Louisville Gas and
Electric Co., 4.250%,
04/01/2049 7,172
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
9,000  Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 $ 9,312
0.0
8,000  MidAmerican
Energy Co., 3.100%,
05/01/2027 7,924
0.0
12,000  MidAmerican
Energy Co., 3.150%,
04/15/2050 7,943
0.0
17,000  MidAmerican
Energy Co., 3.650%,
04/15/2029 16,698
0.0
14,000  MidAmerican
Energy Co., 3.650%,
08/01/2048 10,268
0.0
10,000  MidAmerican
Energy Co., 3.950%,
08/01/2047 7,721
0.0
9,000  MidAmerican
Energy Co., 4.250%,
05/01/2046 7,410
0.0
18,000  MidAmerican
Energy Co., 4.250%,
07/15/2049 14,450
0.0
8,000  MidAmerican
Energy Co., 4.400%,
10/15/2044 6,785
0.0
7,000  MidAmerican
Energy Co., 4.800%,
09/15/2043 6,341
0.0
12,000  MidAmerican
Energy Co., 5.300%,
02/01/2055 11,137
0.0
7,000  MidAmerican
Energy Co., 5.350%,
01/15/2034 7,189
0.0
8,000
(1)
MidAmerican
Energy Co., 6.750%,
12/30/2031 8,883
0.0
6,000
(1)
MidAmerican Energy
Co., MTN, 5.750%,
11/01/2035 6,301
0.0
7,000  MidAmerican Energy
Co., MTN, 5.800%,
10/15/2036 7,431
0.0
19,000  Mississippi Power
Co. 12-A, 4.250%,
03/15/2042 15,966
0.0
17,000  National Fuel Gas Co.,
2.950%,
03/01/2031 15,461
0.0
10,000
(1)
National Fuel Gas Co.,
5.950%,
03/15/2035 10,351
0.0
46,000  National Grid PLC,
5.809%,
06/12/2033 48,011
0.0
26,000  National Rural Utilities
Cooperative Finance
Corp., 4.300%,
03/15/2049 21,229
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
202,000
(3)
National Rural Utilities
Cooperative Finance
Corp., 5.250%,
04/20/2046 $ 202,135
0.1
83,000  National Rural Utilities
Cooperative Finance
Corp., 5.800%,
01/15/2033 87,981
0.0
10,000  Nevada Power Co.,
6.000%,
03/15/2054 10,041
0.0
10,000  Nevada Power Co. CC,
3.700%,
05/01/2029 9,825
0.0
9,000  Nevada Power Co. DD,
2.400%,
05/01/2030 8,306
0.0
6,000
(1)
Nevada Power Co. EE,
3.125%,
08/01/2050 3,868
0.0
8,000  Nevada Power Co. GG,
5.900%,
05/01/2053 7,929
0.0
7,000  Nevada Power Co. R,
6.750%,
07/01/2037 7,783
0.0
20,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 19,627
0.0
30,000  NextEra Energy Capital
Holdings, Inc., 1.900%,
06/15/2028 28,454
0.0
40,000  NextEra Energy Capital
Holdings, Inc., 2.250%,
06/01/2030 36,465
0.0
20,000  NextEra Energy Capital
Holdings, Inc., 2.440%,
01/15/2032 17,635
0.0
20,000  NextEra Energy Capital
Holdings, Inc., 2.750%,
11/01/2029 18,931
0.0
10,000  NextEra Energy Capital
Holdings, Inc., 3.000%,
01/15/2052 6,215
0.0
10,000  NextEra Energy Capital
Holdings, Inc., 3.500%,
04/01/2029 9,739
0.0
29,000  NextEra Energy Capital
Holdings, Inc., 3.550%,
05/01/2027 28,754
0.0
12,000
(3)
NextEra Energy Capital
Holdings, Inc., 3.800%,
03/15/2082 11,594
0.0
25,000  NextEra Energy Capital
Holdings, Inc., 4.625%,
07/15/2027 25,096
0.0
11,000
(1)(3)
NextEra Energy Capital
Holdings, Inc., 4.800%,
12/01/2077 10,749
0.0
25,000  NextEra Energy Capital
Holdings, Inc., 4.900%,
02/28/2028 25,210
0.0
18,000  NextEra Energy Capital
Holdings, Inc., 4.900%,
03/15/2029 18,265
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
12,000
(1)
NextEra Energy Capital
Holdings, Inc., 5.000%,
02/28/2030 $ 12,198
0.0
20,000  NextEra Energy Capital
Holdings, Inc., 5.000%,
07/15/2032 20,150
0.0
20,000  NextEra Energy Capital
Holdings, Inc., 5.050%,
02/28/2033 20,197
0.0
22,000  NextEra Energy Capital
Holdings, Inc., 5.250%,
03/15/2034 22,281
0.0
23,000  NextEra Energy Capital
Holdings, Inc., 5.250%,
02/28/2053 20,772
0.0
16,000  NextEra Energy Capital
Holdings, Inc., 5.550%,
03/15/2054 15,052
0.0
10,000
(1)(3)
NextEra Energy Capital
Holdings, Inc., 5.650%,
05/01/2079 9,992
0.0
20,000
(3)
NextEra Energy Capital
Holdings, Inc., 6.700%,
09/01/2054 20,440
0.0
24,000
(3)
NextEra Energy Capital
Holdings, Inc., 6.750%,
06/15/2054 24,858
0.0
15,000  NiSource, Inc., 1.700%,
02/15/2031 13,043
0.0
15,000  NiSource, Inc., 2.950%,
09/01/2029 14,260
0.0
20,000  NiSource, Inc., 3.490%,
05/15/2027 19,794
0.0
20,000  NiSource, Inc., 3.600%,
05/01/2030 19,291
0.0
15,000  NiSource, Inc., 3.950%,
03/30/2048 11,261
0.0
20,000  NiSource, Inc., 4.375%,
05/15/2047 16,077
0.0
15,000  NiSource, Inc., 4.800%,
02/15/2044 13,148
0.0
39,000  NiSource, Inc., 5.000%,
06/15/2052 33,750
0.0
21,000  NiSource, Inc., 5.250%,
03/30/2028 21,339
0.0
10,000  NiSource, Inc., 5.250%,
02/15/2043 9,261
0.0
13,000  NiSource, Inc., 5.350%,
04/01/2034 13,233
0.0
9,000  NiSource, Inc., 5.400%,
06/30/2033 9,213
0.0
10,000  NiSource, Inc., 5.650%,
02/01/2045 9,692
0.0
7,000  NiSource, Inc., 5.950%,
06/15/2041 7,127
0.0
174,000
(1)
Northern States
Power Co., 2.600%,
06/01/2051 104,985
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
6,000
(3)
Northwest Natural
Holding Co., 7.000%,
09/15/2055 $ 6,088
0.0
8,000  NorthWestern Corp.,
4.176%,
11/15/2044 6,525
0.0
6,000  NSTAR Electric Co.,
1.950%,
08/15/2031 5,251
0.0
14,000  NSTAR Electric Co.,
3.200%,
05/15/2027 13,842
0.0
8,000  NSTAR Electric Co.,
3.250%,
05/15/2029 7,746
0.0
8,000  NSTAR Electric Co.,
3.950%,
04/01/2030 7,863
0.0
6,000  NSTAR Electric Co.,
4.400%,
03/01/2044 5,050
0.0
9,000  NSTAR Electric Co.,
4.550%,
06/01/2052 7,488
0.0
8,000  NSTAR Electric Co.,
4.950%,
09/15/2052 7,087
0.0
6,000  NSTAR Electric Co.,
5.500%,
03/15/2040 5,920
0.0
14,000  NYSEG Storm Funding
LLC A-2, 4.866%,
05/01/2032 14,233
0.0
9,000  Oglethorpe Power
Corp., 3.750%,
08/01/2050 6,403
0.0
10,000  Oglethorpe Power
Corp., 4.500%,
04/01/2047 8,208
0.0
10,000
(1)
Oglethorpe Power
Corp., 5.050%,
10/01/2048 8,732
0.0
6,000  Oglethorpe Power
Corp., 5.250%,
09/01/2050 5,380
0.0
9,000  Oglethorpe Power
Corp., 5.375%,
11/01/2040 8,785
0.0
8,000
(1)
Oglethorpe Power
Corp., 5.950%,
11/01/2039 8,280
0.0
8,000  Oglethorpe Power
Corp., 6.200%,
12/01/2053 8,184
0.0
7,000  Ohio Edison Co.,
6.875%,
07/15/2036 7,824
0.0
38,000  Oklahoma Gas and
Electric Co., 4.000%,
12/15/2044 29,808
0.0
4,000  Oklahoma Gas and
Electric Co., 5.800%,
04/01/2055 3,959
0.0
14,000  Oncor Electric Delivery
Co. LLC, 2.750%,
05/15/2030 13,115
0.0
14,000  Oncor Electric Delivery
Co. LLC, 3.100%,
09/15/2049 9,151
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
13,000  Oncor Electric Delivery
Co. LLC, 3.700%,
11/15/2028 $ 12,804
0.0
8,000  Oncor Electric Delivery
Co. LLC, 3.700%,
05/15/2050 5,805
0.0
11,000  Oncor Electric Delivery
Co. LLC, 3.750%,
04/01/2045 8,473
0.0
7,000  Oncor Electric Delivery
Co. LLC, 3.800%,
09/30/2047 5,297
0.0
10,000  Oncor Electric Delivery
Co. LLC, 3.800%,
06/01/2049 7,330
0.0
9,000  Oncor Electric Delivery
Co. LLC, 4.100%,
11/15/2048 7,060
0.0
8,000  Oncor Electric Delivery
Co. LLC, 4.150%,
06/01/2032 7,769
0.0
12,000  Oncor Electric Delivery
Co. LLC, 4.300%,
05/15/2028 11,999
0.0
14,000  Oncor Electric Delivery
Co. LLC, 4.550%,
09/15/2032 13,830
0.0
8,000  Oncor Electric Delivery
Co. LLC, 4.550%,
12/01/2041 7,060
0.0
8,000  Oncor Electric Delivery
Co. LLC, 4.600%,
06/01/2052 6,567
0.0
18,000  Oncor Electric Delivery
Co. LLC, 4.950%,
09/15/2052 15,872
0.0
10,000  Oncor Electric Delivery
Co. LLC, 5.250%,
09/30/2040 9,754
0.0
7,000  Oncor Electric Delivery
Co. LLC, 5.300%,
06/01/2042 6,666
0.0
6,000  Oncor Electric Delivery
Co. LLC, 5.350%,
10/01/2052 5,577
0.0
12,000  Oncor Electric Delivery
Co. LLC, 5.550%,
06/15/2054 11,480
0.0
16,000  Oncor Electric Delivery
Co. LLC, 5.650%,
11/15/2033 16,778
0.0
7,000
(1)
Oncor Electric Delivery
Co. LLC, 5.750%,
03/15/2029 7,252
0.0
10,000  Oncor Electric Delivery
Co. LLC, 7.000%,
05/01/2032 11,156
0.0
7,000  Oncor Electric Delivery
Co. LLC, 7.250%,
01/15/2033 7,950
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
6,000  Oncor Electric Delivery
Co. LLC, 7.500%,
09/01/2038 $ 7,084
0.0
6,000  ONE Gas, Inc., 2.000%,
05/15/2030 5,458
0.0
6,000  ONE Gas, Inc., 4.250%,
09/01/2032 5,841
0.0
8,000  ONE Gas, Inc., 4.500%,
11/01/2048 6,756
0.0
12,000  ONE Gas, Inc., 4.658%,
02/01/2044 10,539
0.0
6,000  ONE Gas, Inc., 5.100%,
04/01/2029 6,124
0.0
171,000  Pacific Gas and
Electric Co., 2.100%,
08/01/2027 165,794
0.1
302,000  Pacific Gas and
Electric Co., 2.500%,
02/01/2031 270,737
0.1
35,000  Pacific Gas and
Electric Co., 3.250%,
06/01/2031 32,297
0.0
241,000  Pacific Gas and
Electric Co., 3.300%,
08/01/2040 180,386
0.1
85,000  Pacific Gas and
Electric Co., 3.500%,
08/01/2050 56,248
0.0
60,000  Pacific Gas and
Electric Co., 4.200%,
06/01/2041 48,400
0.0
8,000  PacifiCorp, 2.700%,
09/15/2030 7,295
0.0
20,000  PacifiCorp, 2.900%,
06/15/2052 11,403
0.0
12,000  PacifiCorp, 3.300%,
03/15/2051 7,495
0.0
8,000  PacifiCorp, 3.500%,
06/15/2029 7,703
0.0
6,000  PacifiCorp, 4.100%,
02/01/2042 4,702
0.0
12,000  PacifiCorp, 4.125%,
01/15/2049 8,806
0.0
12,000  PacifiCorp, 4.150%,
02/15/2050 8,772
0.0
10,000  PacifiCorp, 5.100%,
02/15/2029 10,131
0.0
6,000  PacifiCorp, 5.250%,
06/15/2035 5,882
0.0
14,000
(1)
PacifiCorp, 5.300%,
02/15/2031 14,195
0.0
19,000  PacifiCorp, 5.350%,
12/01/2053 16,310
0.0
22,000
(1)
PacifiCorp, 5.450%,
02/15/2034 21,928
0.0
21,000  PacifiCorp, 5.500%,
05/15/2054 18,431
0.0
12,000  PacifiCorp, 5.750%,
04/01/2037 11,888
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
26,000  PacifiCorp, 5.800%,
01/15/2055 $ 23,768
0.0
13,000  PacifiCorp, 6.000%,
01/15/2039 12,921
0.0
7,000  PacifiCorp, 6.100%,
08/01/2036 7,156
0.0
12,000  PacifiCorp, 6.250%,
10/15/2037 12,432
0.0
6,000  PacifiCorp, 6.350%,
07/15/2038 6,166
0.0
6,000  PacifiCorp, 7.700%,
11/15/2031 6,742
0.0
151,000  PECO Energy Co.,
4.150%,
10/01/2044 124,392
0.1
86,000  Piedmont Natural Gas
Co., Inc., 4.100%,
09/18/2034 80,465
0.0
14,000  PPL Capital Funding,
Inc., 3.100%,
05/15/2026 13,978
0.0
9,000  PPL Capital Funding,
Inc., 4.125%,
04/15/2030 8,829
0.0
41,000  PPL Electric Utilities
Corp., 3.000%,
10/01/2049 26,582
0.0
10,000  PPL Electric Utilities
Corp., 3.950%,
06/01/2047 7,826
0.0
7,000  PPL Electric Utilities
Corp., 4.125%,
06/15/2044 5,786
0.0
7,000  PPL Electric Utilities
Corp., 4.150%,
10/01/2045 5,722
0.0
9,000  PPL Electric Utilities
Corp., 4.150%,
06/15/2048 7,201
0.0
7,000  PPL Electric Utilities
Corp., 4.750%,
07/15/2043 6,300
0.0
14,000  PPL Electric Utilities
Corp., 5.000%,
05/15/2033 14,179
0.0
15,000  PPL Electric Utilities
Corp., 5.250%,
05/15/2053 13,914
0.0
7,000  PPL Electric Utilities
Corp., 6.250%,
05/15/2039 7,591
0.0
81,000  Public Service Co. of
Colorado, 3.700%,
06/15/2028 79,944
0.0
171,000  Public Service Co. of
Colorado, 4.100%,
06/15/2048 134,019
0.1
80,000  Public Service Co. of
Colorado 35, 1.900%,
01/15/2031 70,691
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
6,000  Public Service Co.
of New Hampshire,
3.600%,
07/01/2049 $ 4,359
0.0
6,000  Public Service Co.
of New Hampshire,
5.150%,
01/15/2053 5,487
0.0
12,000  Public Service Co.
of New Hampshire,
5.350%,
10/01/2033 12,393
0.0
7,000  Public Service Co. of
New Hampshire V,
2.200%,
06/15/2031 6,219
0.0
66,000
(1)
Public Service Electric
and Gas Co., I, 4.000%,
06/01/2044 52,287
0.0
12,000  Public Service Electric
and Gas Co., MTN,
2.050%,
08/01/2050 6,383
0.0
151,000  Public Service Electric
and Gas Co., MTN,
3.800%,
01/01/2043 121,721
0.0
30,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 30,671
0.0
10,000  Puget Energy, Inc.,
2.379%,
06/15/2028 9,533
0.0
11,000  Puget Energy, Inc.,
4.100%,
06/15/2030 10,675
0.0
9,000  Puget Energy, Inc.,
4.224%,
03/15/2032 8,595
0.0
24,000  Puget Sound Energy,
Inc., 2.893%,
09/15/2051 14,919
0.0
9,000  Puget Sound Energy,
Inc., 3.250%,
09/15/2049 6,009
0.0
12,000  Puget Sound Energy,
Inc., 4.223%,
06/15/2048 9,649
0.0
9,000  Puget Sound Energy,
Inc., 4.300%,
05/20/2045 7,316
0.0
8,000  Puget Sound Energy,
Inc., 5.448%,
06/01/2053 7,597
0.0
6,000  Puget Sound Energy,
Inc., 5.638%,
04/15/2041 5,960
0.0
7,000  Puget Sound Energy,
Inc., 5.757%,
10/01/2039 7,151
0.0
7,000  Puget Sound Energy,
Inc., 5.795%,
03/15/2040 7,144
0.0
6,000  Puget Sound Energy,
Inc., 6.274%,
03/15/2037 6,446
0.0
10,000  San Diego Gas &
Electric Co., 2.500%,
05/15/2026 9,979
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
10,000  San Diego Gas &
Electric Co., 3.700%,
03/15/2052 $ 7,129
0.0
8,000  San Diego Gas &
Electric Co., 4.150%,
05/15/2048 6,293
0.0
10,000  San Diego Gas &
Electric Co., 4.500%,
08/15/2040 9,006
0.0
12,000  San Diego Gas &
Electric Co., 4.950%,
08/15/2028 12,195
0.0
16,000  San Diego Gas &
Electric Co., 5.350%,
04/01/2053 14,764
0.0
12,000  San Diego Gas &
Electric Co., 5.550%,
04/15/2054 11,381
0.0
6,000  San Diego Gas &
Electric Co., 6.000%,
06/01/2039 6,267
0.0
8,000  San Diego Gas &
Electric Co. RRR,
3.750%,
06/01/2047 5,936
0.0
8,000  San Diego Gas &
Electric Co. TTT,
4.100%,
06/15/2049 6,142
0.0
8,000  San Diego Gas &
Electric Co. UUU,
3.320%,
04/15/2050 5,374
0.0
16,000  San Diego Gas &
Electric Co. VVV,
1.700%,
10/01/2030 14,161
0.0
40,000  San Diego Gas &
Electric Co. WWW,
2.950%,
08/15/2051 25,142
0.0
10,000  San Diego Gas &
Electric Co. XXX,
3.000%,
03/15/2032 9,104
0.0
15,000  Sempra, 3.250%,
06/15/2027 14,793
0.0
20,000  Sempra, 3.400%,
02/01/2028 19,631
0.0
10,000  Sempra, 3.700%,
04/01/2029 9,770
0.0
20,000  Sempra, 3.800%,
02/01/2038 16,891
0.0
16,000  Sempra, 4.000%,
02/01/2048 11,912
0.0
15,000  Sempra, 6.000%,
10/15/2039 15,349
0.0
12,000
(3)
Sempra, 6.875%,
10/01/2054 12,136
0.0
20,000
(3)
Sempra Energy,
4.125%,
04/01/2052 19,472
0.0
11,000  Sempra Energy,
5.400%,
08/01/2026 11,018
0.0
14,000  Sempra Energy,
5.500%,
08/01/2033 14,423
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
8,000  Sierra Pacific
Power Co., 5.900%,
03/15/2054 $ 7,891
0.0
171,000  Southern California
Edison Co., 4.650%,
10/01/2043 143,558
0.1
171,000  Southern California
Edison Co. 13-A,
3.900%,
03/15/2043 129,653
0.1
35,000  Southern California
Edison Co. 20A,
2.950%,
02/01/2051 21,082
0.0
14,000  Southern California
Gas Co., 2.950%,
04/15/2027 13,818
0.0
7,000  Southern California
Gas Co., 3.750%,
09/15/2042 5,453
0.0
6,000  Southern California
Gas Co., 5.125%,
11/15/2040 5,779
0.0
10,000  Southern California
Gas Co., 5.200%,
06/01/2033 10,196
0.0
10,000  Southern California
Gas Co., 5.600%,
04/01/2054 9,538
0.0
10,000  Southern California
Gas Co., 5.750%,
06/01/2053 9,736
0.0
12,000  Southern California
Gas Co., 6.350%,
11/15/2052 12,682
0.0
10,000  Southern California
Gas Co. TT, 2.600%,
06/15/2026 9,967
0.0
8,000  Southern California
Gas Co. UU, 4.125%,
06/01/2048 6,216
0.0
8,000  Southern California
Gas Co. VV, 4.300%,
01/15/2049 6,371
0.0
13,000  Southern California
Gas Co. XX, 2.550%,
02/01/2030 12,179
0.0
171,000  Southern Co. 21-B,
1.750%,
03/15/2028 162,816
0.1
69,000  Southern Co. Gas
Capital Corp. 20-A,
1.750%,
01/15/2031 60,558
0.0
9,000  Southwest Gas Corp.,
2.200%,
06/15/2030 8,199
0.0
6,000  Southwest Gas Corp.,
3.180%,
08/15/2051 3,902
0.0
6,000  Southwest Gas Corp.,
3.700%,
04/01/2028 5,936
0.0
6,000  Southwest Gas Corp.,
3.800%,
09/29/2046 4,537
0.0
12,000  Southwest Gas Corp.,
4.050%,
03/15/2032 11,475
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
6,000  Southwest Gas Corp.,
4.150%,
06/01/2049 $ 4,629
0.0
6,000  Southwest Gas Corp.,
5.450%,
03/23/2028 6,115
0.0
6,000  Southwest Gas Corp.,
5.800%,
12/01/2027 6,138
0.0
16,000  Spire Missouri, Inc.,
3.300%,
06/01/2051 10,765
0.0
8,000  Spire Missouri, Inc.,
4.800%,
02/15/2033 7,989
0.0
30,000  Tampa Electric Co.,
2.400%,
03/15/2031 27,076
0.0
43,000  Tampa Electric Co.,
3.450%,
03/15/2051 29,780
0.0
23,000  Toledo Edison Co.,
6.150%,
05/15/2037 24,805
0.0
6,000  Tucson Electric
Power Co., 1.500%,
08/01/2030 5,273
0.0
7,000  Tucson Electric
Power Co., 3.250%,
05/15/2032 6,429
0.0
7,000  Tucson Electric
Power Co., 3.250%,
05/01/2051 4,588
0.0
7,000  Tucson Electric
Power Co., 4.000%,
06/15/2050 5,285
0.0
6,000  Tucson Electric
Power Co., 4.850%,
12/01/2048 5,208
0.0
8,000  Tucson Electric
Power Co., 5.500%,
04/15/2053 7,505
0.0
11,000  Union Electric Co.,
2.150%,
03/15/2032 9,604
0.0
37,000  Union Electric Co.,
2.625%,
03/15/2051 21,919
0.0
8,000  Union Electric Co.,
2.950%,
06/15/2027 7,889
0.0
10,000  Union Electric Co.,
2.950%,
03/15/2030 9,476
0.0
7,000  Union Electric Co.,
3.250%,
10/01/2049 4,717
0.0
9,000  Union Electric Co.,
3.500%,
03/15/2029 8,808
0.0
8,000  Union Electric Co.,
3.650%,
04/15/2045 6,087
0.0
10,000
(1)
Union Electric Co.,
3.900%,
09/15/2042 8,093
0.0
11,000  Union Electric Co.,
3.900%,
04/01/2052 8,285
0.0
9,000  Union Electric Co.,
4.000%,
04/01/2048 6,955
0.0
10,000  Union Electric Co.,
5.200%,
04/01/2034 10,175
0.0
7,000  Union Electric Co.,
5.250%,
01/15/2054 6,464
0.0
6,000  Union Electric Co.,
5.300%,
08/01/2037 6,073
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
10,000  Union Electric Co.,
5.450%,
03/15/2053 $ 9,494
0.0
7,000  Union Electric Co.,
8.450%,
03/15/2039 8,924
0.0
7,000  United Utilities PLC,
6.875%,
08/15/2028 7,357
0.0
10,000  Virginia Electric and
Power Co., 2.300%,
11/15/2031 8,858
0.0
14,000  Virginia Electric and
Power Co., 2.400%,
03/30/2032 12,365
0.0
118,000  Virginia Electric and
Power Co., 2.450%,
12/15/2050 65,841
0.0
19,000  Virginia Electric and
Power Co., 2.950%,
11/15/2051 11,678
0.0
12,000  Virginia Electric and
Power Co., 3.300%,
12/01/2049 8,059
0.0
10,000  Virginia Electric and
Power Co., 4.000%,
01/15/2043 8,010
0.0
14,000  Virginia Electric and
Power Co., 4.450%,
02/15/2044 11,797
0.0
14,000  Virginia Electric and
Power Co., 4.600%,
12/01/2048 11,594
0.0
15,000  Virginia Electric and
Power Co., 5.000%,
04/01/2033 15,096
0.0
9,000  Virginia Electric and
Power Co., 5.300%,
08/15/2033 9,227
0.0
15,000  Virginia Electric and
Power Co., 5.450%,
04/01/2053 14,059
0.0
14,000  Virginia Electric and
Power Co., 5.700%,
08/15/2053 13,563
0.0
10,000  Virginia Electric and
Power Co., 6.350%,
11/30/2037 10,808
0.0
15,000  Virginia Electric and
Power Co., 8.875%,
11/15/2038 19,541
0.0
10,000  Virginia Electric and
Power Co. A, 2.875%,
07/15/2029 9,555
0.0
15,000  Virginia Electric and
Power Co. A, 3.500%,
03/15/2027 14,900
0.0
15,000  Virginia Electric and
Power Co. A, 3.800%,
04/01/2028 14,860
0.0
12,000  Virginia Electric and
Power Co. A, 6.000%,
05/15/2037 12,624
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
9,000
(1)
Virginia Electric and
Power Co. B, 2.950%,
11/15/2026 $ 8,935
0.0
14,000  Virginia Electric and
Power Co. B, 3.750%,
05/15/2027 13,917
0.0
12,000  Virginia Electric and
Power Co. B, 3.800%,
09/15/2047 8,996
0.0
7,000  Virginia Electric and
Power Co. B, 4.200%,
05/15/2045 5,640
0.0
12,000  Virginia Electric and
Power Co. B, 6.000%,
01/15/2036 12,658
0.0
10,000  Virginia Electric and
Power Co. C, 4.000%,
11/15/2046 7,706
0.0
14,000  Virginia Electric and
Power Co. C, 4.625%,
05/15/2052 11,538
0.0
12,000  Virginia Electric and
Power Co. D, 4.650%,
08/15/2043 10,431
0.0
9,000  Washington Gas
Light Co., 3.796%,
09/15/2046 6,829
0.0
8,000  Washington Gas Light
Co., MTN, 3.650%,
09/15/2049 5,641
0.0
64,000  Wisconsin Electric
Power Co., 4.250%,
06/01/2044 52,105
0.0
78,000  Wisconsin Power and
Light Co., 4.100%,
10/15/2044 62,164
0.0
8,000  Wisconsin Public
Service Corp., 2.850%,
12/01/2051 4,914
0.0
11,891,410
2.3
Total Corporate Bonds/
Notes
(Cost $130,817,470)
126,004,432
24.7
SOVEREIGN BONDS : 2.5%
59,000  Asian Development
Bank,
3.125
%,
04/27/2032 55,989
0.0
44,000  Asian Development
Bank,
5.820
%,
06/16/2028 45,685
0.0
18,000  Asian Development
Bank,
6.220
%,
08/15/2027 18,464
0.0
24,000  Asian Development
Bank,
6.375
%,
10/01/2028 25,295
0.0
59,000  Asian Development
Bank, GMTN,
0.750
%,
10/08/2030 51,326
0.0
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
89,000  Asian Development
Bank, GMTN,
1.250
%,
06/09/2028 $ 84,292
0.0
207,000  Asian Development
Bank, GMTN,
1.500
%,
01/20/2027 203,269
0.1
118,000  Asian Development
Bank, GMTN,
1.500
%,
03/04/2031 105,162
0.0
36,000  Asian Development
Bank, GMTN,
1.750
%,
08/14/2026 35,731
0.0
118,000  Asian Development
Bank, GMTN,
1.750
%,
09/19/2029 110,062
0.0
89,000  Asian Development
Bank, GMTN,
1.875
%,
03/15/2029 84,211
0.0
59,000  Asian Development
Bank, GMTN,
2.000
%,
04/24/2026 58,927
0.0
30,000  Asian Development
Bank, GMTN,
2.375
%,
08/10/2027 29,445
0.0
95,000  Asian Development
Bank, GMTN,
2.500
%,
11/02/2027 93,149
0.0
77,000  Asian Development
Bank, GMTN,
2.625
%,
01/12/2027 76,320
0.0
104,000  Asian Development
Bank, GMTN,
2.750
%,
01/19/2028 102,137
0.0
266,000  Asian Development
Bank, GMTN,
3.125
%,
08/20/2027 263,616
0.1
44,000  Asian Development
Bank, GMTN,
3.125
%,
09/26/2028 43,320
0.0
207,000
(1)
Asian Development
Bank, GMTN,
3.750
%,
04/25/2028 206,842
0.1
74,000  Asian Development
Bank, GMTN,
3.875
%,
09/28/2032 72,963
0.0
118,000  Asian Development
Bank, GMTN,
3.875
%,
06/14/2033 115,803
0.0
178,000  Asian Development
Bank, GMTN,
4.125
%,
01/12/2027 178,452
0.0
118,000  Asian Development
Bank, GMTN,
4.125
%,
01/12/2034 117,277
0.0
207,000  Asian Development
Bank, GMTN,
4.375
%,
03/06/2029 210,115
0.1
237,000  Asian Development
Bank, GMTN,
4.500
%,
08/25/2028 240,704
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
30,000  Asian Development
Bank, GMTN,
4.875
%,
09/26/2028 $ 30,150
0.0
20,000  Asian Development
Bank, GMTN,
4.950
%,
04/12/2029 20,004
0.0
180,000
(1)
Canada Government
International Bond,
4.000
%,
03/18/2030 180,935
0.0
277,000  Chile Government
International Bond,
3.100
%,
05/07/2041 210,035
0.1
216,932  Chile Government
International Bond,
4.950
%,
01/05/2036 214,985
0.1
59,000  European Investment
Bank,
0.625
%,
10/21/2027 56,224
0.0
178,000  European Investment
Bank,
0.750
%,
10/26/2026 175,007
0.0
89,000  European Investment
Bank,
0.750
%,
09/23/2030 77,607
0.0
59,000  European Investment
Bank,
0.875
%,
05/17/2030 52,293
0.0
237,000  European Investment
Bank,
1.250
%,
02/14/2031 209,065
0.1
59,000  European Investment
Bank,
1.625
%,
10/09/2029 54,732
0.0
89,000  European Investment
Bank,
1.625
%,
05/13/2031 79,460
0.0
178,000
(1)
European Investment
Bank,
1.750
%,
03/15/2029 167,819
0.0
89,000  European Investment
Bank,
2.375
%,
05/24/2027 87,594
0.0
237,000  European Investment
Bank,
3.250
%,
11/15/2027 235,015
0.1
237,000  European Investment
Bank,
3.625
%,
07/15/2030 234,437
0.1
237,000  European Investment
Bank,
4.375
%,
03/19/2027 238,320
0.1
237,000  European Investment
Bank,
4.500
%,
10/16/2028 240,968
0.1
59,000  European Investment
Bank,
4.875
%,
02/15/2036 61,457
0.0
200,000  Export-Import Bank
of Korea,
3.250
%,
08/12/2026 199,264
0.1
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
201,000  Export-Import Bank
of Korea,
5.125
%,
01/11/2033 $ 209,242
0.1
32,000  Hungary Government
International Bond 30Y,
7.625
%,
03/29/2041 36,300
0.0
200,000  Indonesia Government
International Bond,
1.850
%,
03/12/2031 173,500
0.0
200,000  Indonesia Government
International Bond,
4.350
%,
01/11/2048 162,482
0.0
200,000  Indonesia Government
International Bond,
4.850
%,
01/11/2033 196,672
0.0
223,000  International Bank
for Reconstruction &
Development,
1.125
%,
09/13/2028 209,140
0.1
250,000  International Bank
for Reconstruction &
Development,
3.875
%,
02/14/2030 249,946
0.1
142,000  International Bank
for Reconstruction &
Development, GDIF,
1.375
%,
04/20/2028 135,269
0.0
220,000  Israel Government
International Bond 10Y,
4.500
%,
01/17/2033 211,581
0.1
264,000  Israel Government
International Bond 30Y,
3.875
%,
07/03/2050 186,342
0.0
200,000  Japan Bank for
International
Cooperation,
1.250
%,
01/21/2031 175,169
0.0
236,000  Japan Bank for
International
Cooperation,
1.875
%,
04/15/2031 211,176
0.1
200,000  Japan Bank for
International
Cooperation,
2.125
%,
02/16/2029 189,847
0.0
200,000  Japan Bank for
International
Cooperation,
2.875
%,
06/01/2027 197,507
0.0
200,000  Japan Bank for
International
Cooperation,
3.250
%,
07/20/2028 196,762
0.0
200,000  Korea Development
Bank,
1.000
%,
09/09/2026 197,212
0.0
200,000  Korea International
Bond,
4.125
%,
06/10/2044 180,896
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
291,000  Mexico Government
International Bond,
2.659
%,
05/24/2031 $ 257,244
0.1
501,000  Mexico Government
International Bond,
6.000
%,
05/07/2036 498,746
0.1
486,000  Mexico Government
International Bond,
MTN,
4.750
%,
03/08/2044 390,866
0.1
200,000  Panama Government
International Bond,
3.870
%,
07/23/2060 130,250
0.0
388,000  Panama Government
International Bond,
6.400
%,
02/14/2035 403,617
0.1
381,000  Peruvian Government
International Bond,
6.550
%,
03/14/2037 412,780
0.1
775,000  Philippine Government
International Bond,
6.375
%,
01/15/2032 834,094
0.2
89,000  Province of Quebec
Canada,
1.350
%,
05/28/2030 80,004
0.0
74,000  Province of Quebec
Canada,
2.750
%,
04/12/2027 73,165
0.0
89,000  Province of Quebec
Canada,
4.500
%,
09/08/2033 89,495
0.0
89,000  Province of Quebec
Canada PD,
7.500
%,
09/15/2029 98,992
0.0
103,000  Republic of Italy
Government
International Bond, 30Y,
5.375
%,
06/15/2033 107,798
0.0
34,000  Republic of Poland
Government
International Bond 10Y,
3.250
%,
04/06/2026 34,003
0.0
48,000  Republic of Poland
Government
International Bond 10Y,
4.875
%,
10/04/2033 47,968
0.0
58,000  Republic of Poland
Government
International Bond 10Y,
5.125
%,
09/18/2034 58,203
0.0
29,000  Republic of Poland
Government
International Bond 10Y,
5.750
%,
11/16/2032 30,532
0.0
48,000  Republic of Poland
Government
International Bond 30Y,
5.500
%,
04/04/2053 44,218
0.0
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
67,000  Republic of Poland
Government
International Bond 30Y,
5.500
%,
03/18/2054 $ 61,947
0.0
29,000  Republic of Poland
Government
International Bond 5Y,
4.625
%,
03/18/2029 29,390
0.0
29,000  Republic of Poland
Government
International Bond 5Y,
5.500
%,
11/16/2027 29,629
0.0
207,000  Uruguay Government
International Bond,
5.100
%,
06/18/2050 190,440
0.0
Total Sovereign Bonds
(Cost $12,631,776)
12,476,351
2.5
COMMERCIAL MORTGAGE-BACKED SECURITIES : 0.9%
1,468,871  Bank of America Merrill
Lynch Commercial
Mortgage Trust 2017-
BNK3 AS, 3.748%,
02/15/2050 1,453,504
0.3
1,250,000  BBCMS Mortgage Trust
2022-C17 A5, 4.441%,
09/15/2055 1,222,331
0.3
501,000  COMM Mortgage
Trust 2016-COR1 AM,
3.494%,
10/10/2049 492,004
0.1
200,000
(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-150 A2, 3.710%,
09/25/2032 192,209
0.0
625,000  Morgan Stanley Capital
I Trust 2016-BNK2 AS,
3.282%,
11/15/2049 601,090
0.1
500,000
(3)(4)
PFP Ltd. 2026-13 A,
5.180%, (TSFR1M +
1.500%),
08/18/2043 500,703
0.1
Total Commercial
Mortgage-Backed
Securities
(Cost $4,607,209)
4,461,841
0.9
ASSET-BACKED SECURITIES : 0.4%
Automobile Asset-Backed Securities : 0.4%
1,000,000  Ally Auto Receivables
Trust 2024-1 A4,
4.940%,
10/15/2029 1,011,510
0.2
421,856  AmeriCredit Automobile
Receivables Trust
2022-2 C, 5.320%,
04/18/2028 423,564
0.1
650,000  World Omni Automobile
Lease Securitization
Trust 2024-A A4,
5.250%,
09/17/2029 654,660
0.1
2,089,734
0.4

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities : 0.0%
154,000  CNH Equipment Trust
2023-B A4, 5.460%,
03/17/2031 $ 157,636
0.0
Total Asset-Backed
Securities
(Cost $2,224,837)
2,247,370
0.4
MUNICIPAL BONDS : 0.4%
California : 0.0%
35,000  State of California,
7.550%,
04/01/2039 41,587
0.0
Connecticut : 0.1%
635,000  State of Connecticut A,
5.850%,
03/15/2032 676,528
0.1
New Jersey : 0.1%
512,000  New Jersey Turnpike
Authority A, 7.102%,
01/01/2041 591,225
0.1
New York : 0.2%
300,000  Metropolitan
Transportation Authority
E, 6.814%,
11/15/2040 327,717
0.1
550,000  Port Authority of New
York & New Jersey,
4.926%,
10/01/2051 512,167
0.1
839,884
0.2
Total Municipal Bonds
(Cost $2,149,709)
2,149,224
0.4
Total Long-Term
Investments
(Cost $504,128,704)
490,746,669
96.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 10.0%
Commercial Paper : 5.1%
9,000,000  Barton Capital, LLC,
3.860
%,
05/18/2026 8,953,944
1.8
10,000,000  Concord Minutemen
Capital Co. LLC,
3.950
%,
05/07/2026 9,960,153
1.9
2,000,000  Old Line Funding LLC,
3.820
%,
04/30/2026 1,993,650
0.4
900,000
(6)
Sumitomo Mitsui Trust,
3.800
%,
05/12/2026 896,001
0.2
4,150,000  Thunder Bay Funding
LLC,
3.710
%,
04/13/2026 4,144,451
0.8
Total Commercial Paper
(Cost $25,950,821)
25,948,199
5.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Certificates of Deposits : 0.2%
900,000
(6)
Credit Agricole
Corporate and
Investment Bank,
3.849
%,
04/14/2026
(Cost $900,063)
$ 900,063
0.2
Repurchase Agreements : 4.7%
1,674,942
(6)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2026, 3.670%,
due 04/01/2026
(Repurchase
Amount $1,675,110,
collateralized by various
U.S. Government
Agency Obligations,
2.000%-7.000%, Market
Value plus accrued
interest $1,708,441, due
05/12/27-02/20/66)
1,674,942
0.3
1,337,395
(6)
Jefferies LLC,
Repurchase
Agreement dated
03/31/2026, 3.680%,
due 04/01/2026
(Repurchase
Amount $1,337,530,
collateralized by various
U.S. Government
Securities, 0.000%-
3.875%, Market Value
plus accrued interest
$1,364,143, due
06/25/26-02/15/43)
1,337,395
0.3
2,154,114
(6)
Jefferies LLC,
Repurchase
Agreement dated
03/31/2026, 3.700%,
due 04/01/2026
(Repurchase
Amount $2,154,332,
collateralized by various
U.S. Government
Agency Obligations,
0.000%-5.350%, Market
Value plus accrued
interest $2,197,209, due
06/22/26-02/23/44)
2,154,114
0.4

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
5,703,431
(6)
Marex Capital Markets
Inc., Repurchase
Agreement dated
03/31/2026, 3.730%,
due 04/01/2026
(Repurchase
Amount $5,704,014,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 3.000%-
7.000%, Market Value
plus accrued interest
$5,817,500, due
08/31/29-04/01/56)
$ 5,703,431
1.1
1,553,416
(6)
National Bank Financial
Inc., Repurchase
Agreement dated
03/31/2026, 3.710%,
due 04/01/2026
(Repurchase
Amount $1,553,574,
collateralized by various
U.S. Government
Securities, 0.000%-
4.625%, Market Value
plus accrued interest
$1,584,484, due
04/01/26)
1,553,416
0.3
5,830,058
(6)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase
Amount $5,830,643,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$5,946,659, due
05/05/26-01/15/66)
5,830,058
1.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
5,891,651
(6)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/31/2026, 3.780%,
due 04/01/2026
(Repurchase
Amount $5,892,261,
collateralized by various
U.S. Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$6,000,072, due
04/15/28-02/15/56)
$ 5,891,651
1.2
Total Repurchase
Agreements
(Cost $24,145,007)
24,145,007
4.7
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.0%
184,000
(7)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.570%
(Cost $184,000) $ 184,000 0.0
Total Short-Term
Investments
(Cost $51,179,891)
51,177,269
10.0
Total Investments in
Securities
(Cost $555,308,595) $ 541,923,938 106.1
Liabilities in Excess of
Other Assets
(31,016,900) (6.1)
Net Assets $ 510,907,038 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(3)
Variable rate security. Rate shown is the rate in effect as of March
31, 2026.
(4)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(5)
Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2026.
(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)
Rate shown is the 7-day yield as of March 31, 2026.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Reference Rate Abbreviations:
RFUCCT1Y FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
TSFR1M 1-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
U.S. Treasury Obligations $ — $ 214,038,405 $ — $ 214,038,405
U.S. Government Agency Obligations — 129,369,046 — 129,369,046
Corporate Bonds/Notes — 126,004,432 — 126,004,432
Sovereign Bonds — 12,476,351 — 12,476,351
Commercial Mortgage-Backed Securities — 4,461,841 — 4,461,841
Asset-Backed Securities — 2,247,370 — 2,247,370
Municipal Bonds — 2,149,224 — 2,149,224
Short-Term Investments 184,000 50,993,269 — 51,177,269
Total Investments, at fair value $ 184,000 $ 541,739,938 $ — $ 541,923,938
Other Financial Instruments+
Futures 2,742 — — 2,742
Total Assets $ 186,742 $ 541,739,938 $ — $ 541,926,680
Liabilities Table
Other Financial Instruments+
Futures $ (219,320) $ — $ — $ (219,320)
Total Liabilities $ (219,320) $ — $ — $ (219,320)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2026, the following futures contracts were outstanding for Voya U.S. Bond Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 122 06/30/26 $ 25,308,328 $ (15,930)
U.S. Treasury 5-Year Note 258 06/30/26 27,910,359 (203,138)
U.S. Treasury Ultra 10-Year Note 4 06/18/26 454,063 2,742
$ 53,672,750 $ (216,326)
Short Contracts:
U.S. Treasury Ultra Long Bond (1) 06/18/26 (116,562) (252)
$ (116,562) $ (252)
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 2,508,775
Gross Unrealized Depreciation (15,893,432)
Net Unrealized Depreciation $ (13,384,657)